BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 11.8%
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
:
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,849,333
Series 2020-1A, Class B, 3.74%,
10/20/39
(b)
.............. 12,710 10,113,790
Series 2020-1A, Class C, 5.16%,
10/20/39
(b)
.............. 2,125 1,690,937
22,654,060
Cayman Islands — 4.5%
522 Funding CLO Ltd.
(a)(c)
:
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.62%,
04/20/30 ............... USD 500 498,941
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 3.87%,
04/20/30 ............... 3,500 3,501,986
Adams Mill CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.10%), 1.34%,
07/15/26 ............... 660 659,894
Series 2014-1A, Class A2R, (LIBOR
USD 3 Month + 1.10%), 1.34%,
07/15/26 ............... 3,030 3,030,353
Series 2014-1A, Class C1R, (LIBOR
USD 3 Month + 2.35%), 2.59%,
07/15/26 ............... 1,000 999,116
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
3.54%, 01/15/33
(a)(c)
.......... 375 375,893
AGL CLO 7 Ltd.
(a)(c)
:
Series 2020-7A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.64%,
07/15/31 ............... 825 828,377
Series 2020-7A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.72%,
07/15/31 ............... 500 500,668
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.61%, 04/20/32
(a)(c)
.... 4,775 4,793,866
AGL Core CLO 5 Ltd.
(a)(c)
:
Series 2020-5A, Class D, (LIBOR
USD 3 Month + 4.95%), 5.17%,
07/20/30
(b)
.............. 6,390 6,420,672
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.52%), 6.74%,
07/20/30 ............... 2,562 2,572,207
AIMCO CLO, Series 2017-AA, Class
A, (LIBOR USD 3 Month + 1.26%),
1.48%, 07/20/29
(a)(c)
.......... 250 250,628
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 7,900 6,264,653
Aimco CLO 14 Ltd., Series 2021-14A,
Class SUB, 1.00%, 04/20/34
(a)(c)
.. 20,000 17,258,960
Allegro CLO II-S Ltd.
(a)(c)
:
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.37%,
10/21/28 ............... 2,740 2,738,203
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.22%,
10/21/28 ............... 7,480 7,259,272
Allegro CLO IV Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month +
2.30%), 2.54%, 01/15/30
(a)(c)
.... 7,950 7,887,503
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.35%, 01/17/31
(a)(c)
.... USD 250 $ 250,163
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(a)(c)
.......... 12,290 12,283,751
ALM VII Ltd.
(a)(c)
:
Series 2012-7A, Class A1A2,
(LIBOR USD 3 Month + 1.17%),
1.41%, 07/15/29 .......... 9,250 9,245,584
Series 2012-7A, Class A2R2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 07/15/29 .......... 1,000 999,954
Series 2012-7A, Class SUB, 0.00%,
10/15/16 ............... 12,160 4,642,895
ALM XIX Ltd.
(a)(b)(c)
:
Series 2016-19A, Class A1RA,
(LIBOR USD 3 Month + 1.00%),
1.24%, 04/16/29 .......... 3,000 3,001,800
Series 2016-19A, Class A1RB,
(LIBOR USD 3 Month + 1.35%),
1.59%, 04/16/29 .......... 2,000 2,000,000
Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%),
1.69%, 04/16/29 .......... 5,000 5,002,000
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.89%, 01/15/28
(a)(c)
.... 1,880 1,876,813
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.45%, 11/02/30
(a)(c)
.... 1,720 1,720,331
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1LR, (LIBOR USD 3 Month +
1.26%), 1.48%, 07/24/29
(a)(c)
.... 2,473 2,471,627
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.21%, 04/13/31
(a)(c)
6,650 6,650,001
Anchorage Capital CLO 3-R Ltd.
(a)(c)
:
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.27%,
01/28/31 ............... 2,950 2,950,715
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.72%,
01/28/31 ............... 5,550 5,543,512
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31
(a)(c)
1,500 1,491,564
Anchorage Capital CLO 5-R Ltd.
(a)(c)
:
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.69%,
01/15/30 ............... 15,535 15,303,745
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.09%,
01/15/30 ............... 3,700 3,693,839
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR, (LIBOR USD 3
Month + 1.27%), 1.51%, 07/15/30
(a)(c)
5,250 5,250,951
Anchorage Capital CLO 7 Ltd.
(a)(c)
:
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.31%,
01/28/31 ............... 14,610 14,605,814
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.97%,
01/28/31 ............... 8,000 7,990,920

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.42%,
01/28/31 ............... USD 7,325 $ 7,294,479
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.72%, 01/28/31 .......... 8,610 8,635,025
Anchorage Capital CLO 8 Ltd.
(a)(c)
:
Series 2016-8A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.82%,
07/28/28 ............... 8,855 8,870,502
Series 2016-8A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.32%,
07/28/28 ............... 17,190 17,160,915
Series 2016-8A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
07/28/28 ............... 5,650 5,650,400
Series 2016-8A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.97%,
07/28/28 ............... 5,980 5,754,559
Anchorage Capital CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/13/30 ............... 2,910 2,912,475
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.87%,
10/13/30 ............... 3,680 3,675,912
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
10/13/30 ............... 1,160 1,158,373
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.42%,
10/13/30 ............... 1,333 1,324,664
Anchorage Credit Funding 3 Ltd.
(a)(b)
:
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 6,012,000
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(c)
......... 7,500 7,500,000
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.23%, 04/20/31
(a)(c)
... 4,630 4,611,730
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.36%, 10/22/30
(a)(c)
.... 540 539,420
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.67%, 07/18/27
(a)(c)
.... 500 487,372
Apidos CLO XXII, Series 2015-22A,
Class CR, (LIBOR USD 3 Month +
2.95%), 3.17%, 04/20/31
(a)(c)
.... 800 794,897
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.47%, 07/25/30
(a)(c)
.... 1,860 1,737,869
Apidos CLO XXXI, Series 2019-31A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.14%, 04/15/31
(a)(c)
.... 1,000 998,494
Apidos CLO XXXIV, Series 2020-34A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.49%, 01/20/33
(a)(c)
.... 2,110 2,119,523
Apres Static CLO 2 Ltd., Series 2020-
1A, Class C, (LIBOR USD 3 Month +
4.30%), 4.54%, 04/15/28
(a)(c)
.... 1,500 1,499,943
Apres Static CLO Ltd.
(a)(c)
:
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.94%,
10/15/28 ............... 500 500,783
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 4.49%,
10/15/28 ............... USD 9,150 $ 9,152,781
Ares LIX CLO Ltd., Series 2021-59A,
Class E, (LIBOR USD 3 Month +
6.25%), 0.00%, 04/25/34
(a)(c)
.... 250 250,000
Ares LV CLO Ltd.
(a)(c)
:
Series 2020-55A, Class D, (LIBOR
USD 3 Month + 4.83%), 5.07%,
04/15/31 ............... 5,000 5,024,960
Series 2020-55A, Class E, (LIBOR
USD 3 Month + 6.20%), 6.44%,
04/15/31 ............... 5,000 5,007,355
Ares LVI CLO Ltd., Series 2020-56A,
Class E, (LIBOR USD 3 Month +
7.58%), 7.79%, 10/25/31
(a)(c)
.... 2,375 2,387,697
Ares LVII CLO Ltd., Series 2020-57A,
Class D, (LIBOR USD 3 Month +
4.35%), 4.59%, 10/25/31
(a)(c)
.... 3,000 3,025,186
Ares LVIII CLO Ltd., Series 2020-58A,
Class E, (LIBOR USD 3 Month +
7.03%), 7.27%, 01/15/33
(a)(c)
.... 750 752,225
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.29%, 10/15/30
(a)(c)
.... 1,125 1,089,297
Ares XXIX CLO Ltd., Series 2014-1A,
Class BR, (LIBOR USD 3 Month +
2.30%), 2.53%, 04/17/26
(a)(c)
.... 4,700 4,700,458
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.41%, 10/15/30
(a)(c)
.... 1,500 1,501,694
Assurant CLO Ltd.
(a)(c)
:
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/20/29 ............... 1,710 1,705,746
Series 2018-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.47%,
10/20/31 ............... 1,130 1,111,364
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.58%,
01/15/33 ............... 500 501,305
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(c)
.......... 13,300 258,020
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.87%, 04/22/27
(a)(c)
.......... 4,365 4,319,178
Avery Point IV CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.10%), 1.32%,
04/25/26 ............... 176 175,921
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.72%,
04/25/26 ............... 3,750 3,751,990
Avery Point V CLO Ltd.
(a)(c)
:
Series 2014-5A, Class AR, (LIBOR
USD 3 Month + 0.98%), 1.20%,
07/17/26 ............... 1,307 1,306,749
Series 2014-5A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.72%,
07/17/26 ............... 1,730 1,725,266

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/31
(a)(c)
.... USD 250 $ 250,626
Bain Capital Credit CLO Ltd.
(a)(c)
:
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.30%,
07/19/31 ............... 5,210 5,196,657
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.81%), 5.03%,
07/21/31
(b)
.............. 625 628,000
Ballyrock CLO Ltd.
(a)(c)
:
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.14%,
10/15/28 ............... 5,000 4,989,258
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 3.39%,
10/15/28 ............... 9,050 8,983,056
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 4.50%), 4.72%,
07/20/30 ............... 250 251,157
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.17%, 07/20/29
(a)(c)
.... 2,210 2,210,001
Battalion CLO VII Ltd.
(a)(c)
:
Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.04%),
1.26%, 07/17/28 .......... 1,473 1,473,205
Series 2014-7A, Class BRR, (LIBOR
USD 3 Month + 2.50%), 2.72%,
07/17/28 ............... 11,862 11,849,711
Battalion CLO VIII Ltd.
(a)(c)
:
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.77%, 07/18/30 .......... 11,000 10,839,133
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.22%,
07/18/30 ............... 8,500 8,487,135
Battalion CLO XI Ltd., Series 2017-11A,
Class E, (LIBOR USD 3 Month +
5.98%), 6.20%, 10/24/29
(a)(c)
.... 2,420 2,340,411
BDS Ltd., Series 2019-FL3, Class A,
(LIBOR USD 1 Month + 1.40%),
1.51%, 12/15/35
(a)(c)
.......... 10,692 10,694,566
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.97%, 04/20/31
(a)(c)
.... 370 349,658
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/20/29
(a)(c)
............... 250 249,762
Benefit Street Partners CLO Ltd., Series
2021-23A, Class E, (LIBOR USD 3
Month + 6.81%), 0.00%, 04/25/34
(a)(c)
1,250 1,225,000
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.31%, 04/20/31
(a)(c)
.......... 300 299,697
Benefit Street Partners CLO VI Ltd.
(a)(c)
:
Series 2015-VIA, Class A2R, (LIBOR
USD 3 Month + 1.72%), 1.94%,
10/18/29 ............... 3,868 3,875,879
Series 2015-VIA, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.62%,
10/18/29 ............... 2,750 2,744,556
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO VII Ltd.
(a)(c)
:
Series 2015-VIIA, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.62%,
07/18/27 ............... USD 300 $ 297,591
Series 2015-VIIA, Class D, (LIBOR
USD 3 Month + 5.35%), 5.57%,
07/18/27 ............... 7,930 7,829,892
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.32%, 01/20/31
(a)(c)
.......... 3,640 3,644,090
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class E, (LIBOR
USD 3 Month + 6.90%), 7.14%,
10/15/32
(a)(c)
............... 2,750 2,748,437
Benefit Street Partners CLO XX Ltd.
(a)(c)
:
Series 2020-20A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.49%,
07/15/31 ............... 3,750 3,763,693
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.72%,
07/15/31 ............... 625 625,828
Birch Grove CLO Ltd.
(a)(c)
:
Series 19A, Class C, (LIBOR USD 3
Month + 2.95%), 3.13%, 06/15/31 1,500 1,497,064
Series 19A, Class D, (LIBOR USD 3
Month + 3.90%), 4.08%, 06/15/31 1,945 1,946,010
BlueMountain CLO Ltd., Series 2016-
2A, Class C1R, (LIBOR USD 3
Month + 4.00%), 4.18%, 08/20/32
(a)(c)
250 250,971
BlueMountain CLO XXIV Ltd.
(a)(c)
:
Series 2019-24A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.92%,
04/20/31 ............... 700 697,921
Series 2019-24A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.12%,
04/20/31 ............... 500 498,296
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class E, (LIBOR USD 3
Month + 7.73%), 7.95%, 07/25/31
(a)(c)
1,750 1,753,913
BlueMountain CLO XXV Ltd., Series
2019-25A, Class E, (LIBOR USD 3
Month + 6.70%), 6.94%, 07/15/32
(a)(c)
2,000 2,005,162
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class E, (LIBOR USD 3
Month + 7.70%), 7.92%, 10/20/32
(a)(c)
1,250 1,255,637
BlueMountain CLO XXX Ltd.
(a)(c)
:
Series 2020-30A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.06%,
01/15/33 ............... 2,000 2,014,370
Series 2020-30A, Class E, (LIBOR
USD 3 Month + 7.73%), 7.89%,
01/15/33 ............... 450 452,532
Brookside Mill CLO Ltd.
(a)(c)
:
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.57%,
01/17/28 ............... 1,000 1,000,895
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.87%,
01/17/28 ............... 500 482,614
Buckhorn Park CLO Ltd., Series 2019-
1A, Class D, (LIBOR USD 3 Month +
3.75%), 3.97%, 01/18/31
(a)(c)
.... 250 250,155
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.37%, 10/20/29
(a)(c)
... 14,250 14,241,555

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 3.34%, 10/15/31
(a)(c)
.... USD 875 $ 875,101
Canyon CLO Ltd., Series 2020-1A,
Class D, (LIBOR USD 3 Month +
2.95%), 3.19%, 07/15/28
(a)(c)
.... 4,300 4,302,537
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
:
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.26%, 07/27/31 .......... 1,527 1,527,419
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 2.25%), 2.46%,
04/27/27 ............... 750 738,800
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 4.35%), 4.56%,
04/27/27 ............... 1,250 1,188,496
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.82%,
07/28/28 ............... 7,120 7,126,099
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.72%, 07/20/32 .......... 711 655,415
Carlyle US CLO Ltd.
(a)(c)
:
Series 2019-2A, Class A1, (LIBOR
USD 3 Month + 1.28%), 1.52%,
07/15/32 ............... 3,000 3,003,643
Series 2020-1A, Class C1, (LIBOR
USD 3 Month + 4.00%), 4.22%,
07/20/31 ............... 750 752,320
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 7.79%), 8.01%,
07/20/31 ............... 1,500 1,503,441
CarVal CLO II Ltd.
(a)(c)
:
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.18%,
04/20/32 ............... 700 696,732
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.38%,
04/20/32
(b)
.............. 10,900 10,900,000
CarVal CLO III Ltd.
(a)(c)
:
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.70%), 3.92%,
07/20/32 ............... 2,500 2,505,426
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.44%), 6.66%,
07/20/32 ............... 2,000 1,981,562
CarVal CLO Ltd.
(a)(c)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.11%,
07/16/31 ............... 1,000 994,141
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 5.99%,
07/16/31 ............... 2,710 2,571,804
CBAM Ltd.
(a)(c)
:
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/20/30 ............... 6,700 6,700,005
Series 2017-2A, Class B1, (LIBOR
USD 3 Month + 1.75%), 1.97%,
10/17/29 ............... 2,595 2,595,711
Series 2017-3A, Class B1, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/17/29 ............... 450 449,989
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.34%,
01/15/31 ............... USD 3,000 $ 3,001,604
CDO Repack SPC Ltd., Series 2006-
CLF1, Class D1, 7.11%, 05/20/30
(a)
643 659,950
Cedar Funding II CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.42%,
06/09/30 ............... 1,734 1,735,068
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.94%,
06/09/30 ............... 2,430 2,427,352
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.79%,
06/09/30 ............... 500 499,990
Cedar Funding IV CLO Ltd., Series
2014-4A, Class AR, (LIBOR USD 3
Month + 1.23%), 1.45%, 07/23/30
(a)(c)
1,500 1,500,511
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.57%, 04/20/31
(a)(c)
1,670 1,594,760
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/17/31
(a)(c)
450 450,437
Cedar Funding VI CLO Ltd.
(a)(c)
:
Series 2016-6A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.32%,
10/20/28 ............... 1,050 1,048,141
Series 2016-6A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
10/20/28 ............... 3,800 3,800,778
Series 2016-6A, Class DRR, (LIBOR
USD 3 Month + 3.31%), 0.00%,
04/20/34 ............... 4,750 4,714,375
Cedar Funding VII CLO Ltd., Series
2018-7A, Class E, (LIBOR USD 3
Month + 4.55%), 4.77%, 01/20/31
(a)(c)
2,963 2,672,975
Cedar Funding VIII CLO Ltd.
(a)(c)
:
Series 2017-8A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/17/30 ............... 30,739 30,750,902
Series 2017-8A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/17/30 ............... 1,920 1,922,074
Series 2017-8A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.47%,
10/17/30 ............... 250 249,519
Series 2017-8A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.47%,
10/17/30 ............... 250 250,055
Cedar Funding X CLO Ltd., Series
2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32
(a)(c)
450 452,412
Cent CLO 19 Ltd., Series 2013-19A,
Class C, (LIBOR USD 3 Month +
3.30%), 3.51%, 10/29/25
(a)(c)
.... 450 450,012
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.37%, 04/19/29
(a)(c)
8,750 8,611,313
CIFC Funding Ltd.
(a)(c)
:
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.47%,
01/20/28 ............... 250 249,229
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.97%,
07/16/30 ............... 500 500,127

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class A1LR,
(LIBOR USD 3 Month + 1.21%),
1.44%, 10/18/30 .......... USD 10,950 $ 10,954,387
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.32%, 01/18/31 .......... 630 629,282
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 3.02%,
04/24/30 ............... 650 642,699
Series 2014-4RA, Class A1A,
(LIBOR USD 3 Month + 1.13%),
1.35%, 10/17/30 .......... 3,650 3,650,272
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.25%,
04/15/30
(b)
.............. 1,330 1,330,532
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.24%,
04/15/30 ............... 5,750 5,705,477
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.92%,
04/23/29 ............... 2,870 2,867,138
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.67%,
04/23/29 ............... 9,270 9,257,036
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.07%,
11/16/30 ............... 800 790,867
Series 2019-5A, Class C, (LIBOR
USD 3 Month + 3.80%), 4.04%,
10/15/32 ............... 575 578,239
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
07/15/32 ............... 1,000 1,001,922
Clear Creek CLO
(a)(c)
:
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.17%,
10/20/30 ............... 1,400 1,372,415
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.52%,
10/20/30 ............... 1,375 1,312,216
Crown City CLO I, Series 2020-1A,
Class D, (LIBOR USD 3 Month +
7.88%), 8.10%, 07/20/30
(a)(c)
.... 625 627,354
Cumberland Park CLO Ltd.
(a)(c)
:
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 1.80%), 2.02%,
07/20/28 ............... 1,470 1,473,964
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.92%,
07/20/28 ............... 500 494,911
Cutwater Ltd., Series 2014-1A, Class
A1AR, (LIBOR USD 3 Month +
1.25%), 1.49%, 07/15/26
(a)(c)
.... 1,198 1,198,778
Deer Creek CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.40%,
10/20/30 ............... 3,000 3,003,422
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.17%,
10/20/30 ............... 900 893,330
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.57%,
10/20/30 ............... 500 497,562
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 0.00%, 07/18/30
(a)(c)
1,000 1,000,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 77 CLO Ltd., Series 2020-77A,
Class D1, (LIBOR USD 3 Month +
5.14%), 5.32%, 05/20/31
(a)(c)
.... USD 750 $ 752,958
Dryden 85 CLO Ltd., Series 2020-85A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.11%, 10/15/32
(a)(c)
.... 700 703,876
Dryden XXV Senior Loan Fund, Series
2012-25A, Class CRR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
10/15/27
(a)(c)
............... 1,500 1,498,854
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.39%, 08/15/30
(a)(c)
.......... 23,925 23,907,965
Eaton Vance CLO Ltd.
(a)(c)
:
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/15/30 ............... 1,000 997,184
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.99%,
04/15/31 ............... 1,400 1,399,243
Elevation CLO Ltd., Series 2018-10A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.12%, 10/20/31
(a)(c)
.... 2,773 2,768,510
Elmwood CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.62%,
10/20/33 ............... 6,750 6,905,882
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.93%,
10/20/33 ............... 2,625 2,668,120
Elmwood CLO II Ltd.
(a)(c)
:
Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.45%), 1.67%,
04/20/31 ............... 500 500,081
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 0.00%,
04/20/34 ............... 3,100 3,100,000
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 0.00%,
04/20/34 ............... 5,950 5,950,000
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 2.90%), 3.12%,
04/20/31 ............... 750 750,808
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.95%), 4.17%,
04/20/31 ............... 1,450 1,451,060
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.80%), 7.02%,
04/20/31 ............... 16,725 16,725,972
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 0.00%,
04/20/34 ............... 9,750 9,750,000
Elmwood CLO III Ltd.
(a)(c)
:
Series 2019-3A, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.61%,
10/15/32 ............... 8,250 8,261,894
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 3.85%), 4.09%,
10/15/32 ............... 250 251,323
Series 2019-3A, Class E, (LIBOR
USD 3 Month + 7.00%), 7.24%,
10/15/32 ............... 7,200 7,215,170
Elmwood CLO V Ltd., Series 2020-2A,
Class E, (LIBOR USD 3 Month +
7.06%), 7.28%, 07/24/31
(a)(c)
.... 3,750 3,757,370

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO VI Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.60%), 7.84%, 10/15/31
(a)(b)(c)
... USD 4,000 $ 4,032,400
Elmwood CLO VII Ltd., Series 2020-4A,
Class F, (LIBOR USD 3 Month +
8.01%), 8.16%, 01/17/34
(a)(c)
.... 5,000 5,029,817
Flatiron CLO 19 Ltd., Series 2019-1A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.09%, 11/16/32
(a)(c)
.... 800 805,089
Flatiron CLO Ltd.
(a)(c)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.89%), 1.13%,
04/15/27 ............... 2,186 2,185,999
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.14%,
04/15/27 ............... 3,025 3,018,059
Galaxy XV CLO Ltd., Series 2013-15A,
Class AR, (LIBOR USD 3 Month +
1.20%), 1.44%, 10/15/30
(a)(c)
.... 1,795 1,795,724
Galaxy XXIX CLO Ltd.
(a)(c)
:
Series 2018-29A, Class B, (LIBOR
USD 3 Month + 1.40%), 1.59%,
11/15/26 ............... 250 249,516
Series 2018-29A, Class C, (LIBOR
USD 3 Month + 1.68%), 1.87%,
11/15/26 ............... 4,650 4,600,063
Series 2018-29A, Class D, (LIBOR
USD 3 Month + 2.40%), 2.59%,
11/15/26 ............... 6,420 6,359,707
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 1.21%, 05/16/31
(a)(c)
... 5,750 5,738,521
Gilbert Park CLO Ltd.
(a)(c)
:
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%,
10/15/30 ............... 6,910 6,864,336
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.19%,
10/15/30 ............... 6,223 6,181,702
GoldenTree Loan Management US
CLO 1 Ltd.
(a)(c)
:
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.07%,
04/20/29 ............... 4,420 4,419,924
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.87%,
04/20/29 ............... 990 989,966
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
A, (LIBOR USD 3 Month + 1.30%),
1.52%, 10/20/32
(a)(c)
.......... 250 250,787
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.12%, 01/20/33
(a)(c)
.......... 750 755,673
GoldenTree Loan Management US
Clo 7 Ltd., Series 2020-7A, Class
E, (LIBOR USD 3 Month + 5.50%),
5.72%, 04/20/31
(a)(c)
.......... 1,325 1,325,016
GoldenTree Loan Management US
CLO 7 Ltd., Series 2020-7A, Class
D, (LIBOR USD 3 Month + 2.98%),
3.20%, 04/20/31
(a)(c)
.......... 2,500 2,500,090
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldenTree Loan Opportunities IX
Ltd.
(a)(c)
:
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.32%,
10/29/29 ............... USD 6,130 $ 6,136,338
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.81%,
10/29/29 ............... 500 500,480
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.29%, 01/18/31
(a)(c)
.......... 4,095 4,097,877
Gracie Point International Funding,
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.52%,
05/02/23
(a)(c)
............... 15,000 15,022,269
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 1.88%, 04/15/33
(a)(c)
.... 6,500 6,500,000
Grippen Park CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 1.48%,
01/20/30 ............... 1,255 1,255,708
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 3.52%,
01/20/30 ............... 450 450,139
Gulf Stream Meridian 1 Ltd.
(a)(c)
:
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.61%,
04/15/33 ............... 2,000 2,005,190
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 6.69%,
04/15/33 ............... 2,000 1,990,481
Gulf Stream Meridian 2 Ltd.
(a)(c)
:
Series 2020-IIA, Class C, (LIBOR
USD 3 Month + 4.85%), 5.09%,
10/15/29 ............... 1,250 1,256,769
Series 2020-IIA, Class D, (LIBOR
USD 3 Month + 6.85%), 7.09%,
10/15/29 ............... 3,500 3,520,787
Halcyon Loan Advisors Funding Ltd.
(a)(c)
:
Series 2013-2A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.90%,
08/01/25 ............... 250 249,968
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.92%,
10/22/25 ............... 2,220 2,223,362
Highbridge Loan Management Ltd.
(a)(c)
:
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.47%,
07/18/31 ............... 930 931,353
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.37%,
07/18/31 ............... 1,860 1,739,879
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.37%,
03/15/27 ............... 580 577,105
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.89%,
03/15/27 ............... 1,670 1,663,712
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.20%, 02/05/31
(a)(c)
6,103 6,108,139
Jamestown CLO IX Ltd., Series 2016-
9A, Class BR, (LIBOR USD 3 Month
+ 2.65%), 2.87%, 10/20/28
(a)(c)
... 2,250 2,246,007

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.75%, 01/20/33
(a)(c)
.... USD 2,250 $ 2,259,288
Kayne CLO 9 Ltd., Series 2020-9A,
Class E, (LIBOR USD 3 Month +
7.59%), 7.83%, 01/15/34
(a)(c)
.... 3,000 3,028,493
Kayne CLO III Ltd., Series 2019-3A,
Class D, (LIBOR USD 3 Month +
3.95%), 4.19%, 04/15/32
(a)(c)
.... 500 500,209
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.26%, 07/20/31
(a)(c)
.......... 750 750,284
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.77%, 10/20/27
(a)(c)
.......... 2,000 1,999,973
LoanCore Issuer Ltd., Series 2018-
CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.24%, 05/15/28
(a)(c)
3,294 3,293,591
Loanpal Solar Loan Ltd., Series 2021-
1GS, Class A, 2.29%, 01/20/48
(a)
. 12,730 12,730,465
Madison Park Funding X Ltd.
(a)(c)
:
Series 2012-10A, Class CR3,
(LIBOR USD 3 Month + 2.10%),
2.30%, 01/20/29 .......... 25,000 24,957,430
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.47%, 01/20/29 .......... 1,600 1,600,340
Madison Park Funding XIX Ltd.
(a)(c)
:
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.14%, 01/22/28 .......... 2,000 2,000,363
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.72%, 01/22/28 .......... 5,000 4,995,017
Madison Park Funding XLV Ltd.
(a)(c)
:
Series 2020-45A, Class E, (LIBOR
USD 3 Month + 7.40%), 7.64%,
07/15/31
(b)
.............. 800 800,000
Series 2020-45A, Class SUB,
0.00%, 07/15/31 .......... 2,000 1,846,414
Madison Park Funding XV Ltd., Series
2014-15A, Class CR, (LIBOR USD 3
Month + 3.45%), 3.66%, 01/27/26
(a)(c)
1,160 1,160,531
Madison Park Funding XVI Ltd.
(a)(c)
:
Series 2015-16A, Class A1R,
(LIBOR USD 3 Month + 1.33%),
1.55%, 04/20/26 .......... 1,776 1,776,572
Series 2015-16A, Class A2R,
(LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/26 .......... 500 501,034
Series 2015-16A, Class C, (LIBOR
USD 3 Month + 3.70%), 3.92%,
04/20/26 ............... 2,050 2,051,084
Series 2015-16A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.72%,
04/20/26 ............... 4,030 4,005,299
Madison Park Funding XVIII Ltd., Series
2015-18A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.41%,
10/21/30
(a)(c)
............... 18,320 18,329,171
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.50%,
01/15/33
(a)(c)
............... 1,750 1,753,435
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXIII Ltd., Series
2017-23A, Class A, (LIBOR USD 3
Month + 1.21%), 1.42%, 07/27/30
(a)(c)
USD 7,500 $ 7,501,880
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.85%,
04/25/29
(a)(c)
............... 6,250 6,250,000
Madison Park Funding XXX Ltd.
(c)
:
Series 2018-30A, Class D, (LIBOR
USD 3 Month + 2.50%), 2.74%,
04/15/29
(a)
.............. 250 243,769
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29
(a)
.............. 2,050 1,950,287
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29 ............... 1,000 951,360
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class SUB,
0.00%, 04/25/48
(a)(c)
.......... 8,550 7,049,757
Marathon CLO VII Ltd., Series 2014-7A,
Class A1R, (LIBOR USD 3 Month +
1.32%), 1.54%, 10/28/25
(a)(c)
.... 104 104,040
Mariner CLO LLC
(a)(c)
:
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 1.21%,
07/23/29 ............... 250 249,960
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
07/23/29
(b)
.............. 5,250 5,251,575
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.27%,
07/23/29
(b)
.............. 23,000 23,009,200
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.12%,
07/23/29
(b)
.............. 3,750 3,745,875
Mountain Hawk II CLO Ltd., Series
2013-2A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/20/24
(a)(c)
493 493,242
Mountain Hawk III CLO Ltd., Series
2014-3A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 04/18/25
(a)(c)
1,776 1,775,849
MP CLO VII Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.60%), 1.82%, 10/18/28
(a)(c)
.... 500 494,593
MP CLO VIII Ltd., Series 2015-2A,
Class BR, (LIBOR USD 3 Month +
1.42%), 1.64%, 10/28/27
(a)(c)
.... 11,750 11,577,904
Neuberger Berman CLO XVII Ltd.
(a)(c)
:
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.22%, 04/22/29 .......... 5,350 5,343,457
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
3.02%, 04/22/29 .......... 1,500 1,477,786
Neuberger Berman CLO XX Ltd.
(a)(c)
:
Series 2015-20A, Class BR, (LIBOR
USD 3 Month + 1.25%), 1.49%,
01/15/28 ............... 500 497,917
Series 2015-20A, Class DR, (LIBOR
USD 3 Month + 2.40%), 2.64%,
01/15/28 ............... 1,750 1,732,014
Series 2015-20A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.24%,
01/15/28 ............... 3,663 3,650,024

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XXIII Ltd.,
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.77%,
10/17/27
(a)(c)
............... USD 500 $ 498,833
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class A,
(LIBOR USD 3 Month + 1.17%),
1.39%, 10/18/30
(a)(c)
.......... 9,050 9,052,556
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class E,
(LIBOR USD 3 Month + 7.05%),
7.27%, 07/20/31
(a)(c)
.......... 250 250,463
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
7.44%, 01/20/32
(a)(c)
.......... 250 250,367
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 8.07%, 01/25/32
(a)(c)
1,250 1,253,367
Oaktree CLO, Series 2014-1A, Class
A2R, (LIBOR USD 3 Month +
1.85%), 2.04%, 05/13/29
(a)(c)
.... 250 248,651
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.42%, 10/20/27
(a)(c)
.... 2,000 1,912,833
Oaktree EIF III Series I Ltd., Series
2016-IIIA, Class B, (LIBOR USD 3
Month + 2.00%), 2.22%, 10/20/27
(a)(c)
750 750,850
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 13,444 13,496,642
Ocean Trails CLO VI
(a)(c)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.54%,
07/15/28 ............... 3,680 3,680,000
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.34%,
07/15/28 ............... 2,115 2,115,000
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 01/17/32
(a)(c)
6,150 6,129,314
OCP CLO Ltd.
(a)
:
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.67%, 04/24/29
(c)
......... 5,250 5,166,751
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.12%,
04/24/29
(c)
.............. 19,500 18,943,181
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
04/24/29
(c)
.............. 12,000 11,736,223
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.30%,
04/26/31
(c)
.............. 1,410 1,410,035
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.87%, 07/20/29
(c)
......... 1,350 1,337,369
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,864,325
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/15/27
(c)
.............. 7,920 7,879,827
Series 2015-10A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.07%,
10/26/27
(c)
.............. 1,750 1,750,350
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-10A, Class E, (LIBOR
USD 3 Month + 7.50%), 7.72%,
10/26/27
(c)
.............. USD 4,120 $ 4,148,507
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.34%, 10/18/28
(c)
......... 10,230 10,228,312
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.82%, 10/18/28
(c)
......... 1,500 1,500,982
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.22%,
10/18/28
(c)
.............. 4,360 4,330,349
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/30
(c)
......... 750 751,778
Series 2017-13A, Class D, (LIBOR
USD 3 Month + 6.63%), 6.87%,
07/15/30
(c)
.............. 3,080 3,091,890
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.13%,
11/20/30
(c)
.............. 1,200 1,199,656
Series 2019-16A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.44%,
04/10/33
(c)
.............. 1,750 1,750,000
Series 2020-18A, Class D, (LIBOR
USD 3 Month + 4.33%), 4.55%,
04/20/30
(c)
.............. 1,250 1,251,730
Series 2020-18A, Class E, (LIBOR
USD 3 Month + 8.00%), 8.22%,
04/20/30
(c)
.............. 1,875 1,881,291
Series 2020-19A, Class E, (LIBOR
USD 3 Month + 6.11%), 6.33%,
07/20/31
(c)
.............. 1,175 1,160,669
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.11%,
10/09/33
(c)
.............. 2,500 2,541,480
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.82%,
10/09/33
(c)
.............. 1,500 1,516,489
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.18%, 04/16/31
(a)(c)
.......... 276 275,944
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.42%,
03/17/30
(a)(c)
............... 500 475,062
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 1.21%,
04/15/31
(a)(c)
............... 250 249,663
Octagon Investment Partners 46 Ltd.
(a)
(c)
:
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.60%), 4.84%,
07/15/33 ............... 2,750 2,764,300
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.86%), 8.10%,
07/15/33 ............... 1,000 1,003,622
Octagon Investment Partners 47 Ltd.,
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 6.42%), 6.64%,
04/20/31
(a)(c)
............... 1,100 1,099,269

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
07/15/27
(a)(c)
............... USD 3,770 $ 3,766,052
OFSI Fund VI Ltd., Series 2014-6A,
Class CR, (LIBOR USD 3 Month +
2.50%), 2.74%, 03/20/25
(a)(c)
.... 5,209 5,208,576
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 07/20/32
(a)(c)
250 250,314
OHA Credit Partners XIII Ltd., Series
2016-13A, Class E, (LIBOR USD 3
Month + 7.15%), 7.37%, 01/21/30
(a)(c)
740 740,196
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.22%, 05/23/31
(a)(c)
... 11,402 11,361,238
OZLM Funding III Ltd., Series 2013-3A,
Class BRR, (LIBOR USD 3 Month +
2.70%), 2.92%, 01/22/29
(a)(c)
.... 19,875 19,874,302
OZLM Funding IV Ltd., Series 2013-4A,
Class A2R, (LIBOR USD 3 Month +
1.70%), 1.92%, 10/22/30
(a)(c)
.... 960 961,526
OZLM VI Ltd.
(a)(c)
:
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.97%, 04/17/31 .......... 300 300,176
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 806,378
OZLM VIII Ltd.
(a)(c)
:
Series 2014-8A, Class A2RR,
(LIBOR USD 3 Month + 1.80%),
2.02%, 10/17/29 .......... 3,815 3,807,282
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.37%,
10/17/29 ............... 1,835 1,799,022
OZLM XIV Ltd.
(a)(c)
:
Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%),
1.94%, 01/15/29 .......... 8,000 7,965,494
Series 2015-14A, Class B1R,
(LIBOR USD 3 Month + 2.10%),
2.34%, 01/15/29 .......... 8,870 8,855,726
Series 2015-14A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.24%,
01/15/29 ............... 9,535 9,295,742
OZLM XIX Ltd., Series 2017-19A, Class
A2, (LIBOR USD 3 Month + 1.61%),
1.85%, 11/22/30
(a)(c)
.......... 7,135 7,153,127
Palmer Square CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.35%, 01/17/31 .......... 1,670 1,670,076
Series 2015-1A, Class A1R3,
(LIBOR USD 3 Month + 1.00%),
1.24%, 05/21/29 .......... 8,250 8,253,061
Series 2015-1A, Class A2R3,
(LIBOR USD 3 Month + 1.40%),
1.64%, 05/21/29 .......... 1,000 1,000,674
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 5.97%,
07/20/30 ............... 3,500 3,503,763
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.25%,
04/18/31 ............... 5,910 5,913,475
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-3A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.54%,
08/15/26 ............... USD 10,427 $ 10,431,391
Series 2018-3A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.09%,
08/15/26 ............... 1,250 1,236,282
Series 2018-3A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.59%,
08/15/26 ............... 2,000 1,978,056
Series 2018-3A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.34%,
08/15/26 ............... 3,750 3,750,750
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.75%), 3.94%,
11/14/32 ............... 400 402,164
Palmer Square Loan Funding Ltd.
(a)(c)
:
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.09%,
11/15/26 ............... 12,720 12,727,225
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.74%,
11/15/26 ............... 7,050 6,978,115
Series 2018-4A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.44%,
11/15/26 ............... 1,500 1,469,303
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.12%,
01/20/27 ............... 11,488 11,494,536
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.77%,
01/20/27 ............... 7,255 7,278,942
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.47%,
01/20/27 ............... 12,700 12,342,636
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... 4,750 3,600,239
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 6.02%,
04/20/27 ............... 3,050 3,076,443
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.47%,
04/20/27 ............... 250 249,656
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.47%,
04/20/27 ............... 7,625 7,626,707
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.72%,
04/20/27 ............... 1,500 1,504,490
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.78%,
08/20/27 ............... 5,250 5,250,875
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.58%,
08/20/27 ............... 6,800 6,805,099
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.82%,
10/24/27 ............... 2,250 2,252,520
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.47%,
10/24/27 ............... 1,000 1,000,276
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.12%,
10/24/27 ............... 3,225 3,234,601

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.53%,
02/20/28 ............... USD 2,750 $ 2,751,523
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.77%,
04/20/28 ............... 8,750 8,759,556
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.47%,
04/20/28 ............... 2,000 2,000,939
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.22%,
04/20/28 ............... 1,000 1,000,083
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 3.93%), 4.15%,
07/20/28 ............... 4,600 4,615,284
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.23%), 4.45%,
07/20/28 ............... 4,625 4,593,749
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.79%,
11/25/28 ............... 3,000 3,015,481
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.24%,
11/25/28 ............... 2,500 2,507,121
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.15%,
04/20/29 ............... 3,000 3,004,278
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 0.00%,
05/20/29 ............... 500 500,000
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 1.97%, 07/20/27
(a)(c)
.... 1,670 1,622,692
Park Avenue Institutional Advisers CLO
Ltd.
(a)(c)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.03%,
08/23/31 ............... 4,250 3,922,520
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 7.01%,
02/14/34 ............... 3,250 3,136,263
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.67%,
05/15/32 ............... 500 505,422
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 7.50%,
01/20/34 ............... 550 547,964
Pikes Peak CLO 4, Series 2019-4A,
Class D, (LIBOR USD 3 Month +
4.10%), 4.34%, 07/15/32
(a)(c)
.... 375 377,482
Race Point IX CLO Ltd., Series 2015-
9A, Class A1AR, (LIBOR USD 3
Month + 1.21%), 1.45%, 10/15/30
(a)(c)
2,059 2,059,564
Recette CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
3.25%), 3.36%, 04/20/34
(a)(b)(c)
... 1,250 1,250,000
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 2.02%, 04/17/30
(a)(c)
.... 1,250 1,251,692
Regatta VI Funding Ltd.
(a)(c)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.92%,
07/20/28 ............... 3,000 2,999,604
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.22%,
07/20/28 ............... 1,000 979,454
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 3.34%, 07/15/31
(a)(c)
.... USD 375 $ 374,576
Regatta XVII Funding Ltd., Series 2020-
1A, Class D, (LIBOR USD 3 Month +
4.15%), 4.30%, 10/15/33
(a)(c)
.... 600 613,371
Rockford Tower CLO Ltd.
(a)(c)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.69%,
04/15/29 ............... 750 740,202
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
04/15/29 ............... 7,750 7,744,651
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.89%,
04/15/29 ............... 8,500 8,402,139
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 5.40%), 5.64%,
04/15/29 ............... 7,800 7,328,205
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.14%,
10/15/29 ............... 1,250 1,234,941
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.09%,
10/15/29 ............... 5,360 5,315,160
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.49%,
10/15/29 ............... 4,500 4,458,141
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.41%,
10/20/30 ............... 11,725 11,727,938
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.97%,
10/20/30 ............... 5,555 5,235,460
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 1,336,256
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.28%,
05/20/31 ............... 1,000 1,000,491
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.90%,
05/20/31 ............... 250 249,715
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 1,265,049
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.38%,
10/20/31 ............... 1,159 1,159,390
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.02%,
10/20/31 ............... 1,087 1,088,781
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.22%,
10/20/31 ............... 1,690 1,607,782
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 1,294,106
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.25%, 04/20/31
(a)(c)
.... 421 420,160
RR 10 Ltd.
(a)(c)
:
Series 2020-10A, Class A1FL,
(LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/33 .......... 8,370 8,386,133
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.24%, 07/15/33 .......... 4,710 4,730,531

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-10A, Class C, (LIBOR
USD 3 Month + 4.73%), 4.97%,
07/15/33 ............... USD 3,770 $ 3,791,058
RR 11 Ltd.
(a)(c)
:
Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.34%,
10/15/31 ............... 1,375 1,382,964
Series 2020-11A, Class D, (LIBOR
USD 3 Month + 7.12%), 7.36%,
10/15/31 ............... 2,360 2,367,872
RR 2 Ltd.
(a)(c)
:
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
10/15/29 ............... 2,843 2,839,203
Series 2017-2A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.44%,
10/15/29 ............... 1,340 1,322,172
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.33%, 01/15/30
(a)(c)
.......... 500 500,557
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.79%, 04/15/30
(a)(c)
.......... 2,000 1,967,794
Seneca Park CLO Ltd.
(a)(c)
:
Series 2014-1A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
07/17/26 ............... 2,000 1,999,991
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.72%,
07/17/26 ............... 11,660 11,664,662
Series 2014-1A, Class SUB, 0.00%,
07/17/26 ............... 2,000 117,000
Signal Peak CLO 4 Ltd., Series 2017-
4A, Class A, (LIBOR USD 3 Month +
1.21%), 1.43%, 10/26/29
(a)(c)
.... 2,310 2,311,620
Silver Creek CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.46%,
07/20/30 ............... 3,750 3,750,700
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.57%,
07/20/30 ............... 500 498,554
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.51%, 10/20/32
(a)(c)
... 1,613 1,616,148
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 0.00%, 04/20/34
(a)(c)
4,000 4,000,000
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.29%, 01/26/31
(a)(c)
525 525,053
Sound Point CLO XI Ltd., Series 2016-
1A, Class CR, (LIBOR USD 3 Month
+ 2.25%), 2.47%, 07/20/28
(a)(c)
... 4,670 4,663,464
Sound Point CLO XV Ltd.
(a)(c)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.69%,
01/23/29 ............... 2,000 2,000,000
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.24%,
01/23/29 ............... 3,350 3,350,000
Sound Point CLO XXIV, Series 2019-
3A, Class D, (LIBOR USD 3 Month +
4.11%), 4.33%, 10/25/32
(a)(c)
.... 1,500 1,509,507
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO XXVI Ltd., Series
2020-1A, Class D, (LIBOR USD 3
Month + 4.70%), 4.92%, 07/20/30
(a)(c)
USD 3,000 $ 3,002,171
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.49%, 10/15/30
(a)(c)
.... 420 418,852
Strata CLO I Ltd.
(a)(c)
:
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
01/15/31 ............... 1,690 1,581,364
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 4,723,338
Stratus CLO Ltd.
(a)(c)
:
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 6.96%), 7.18%,
05/01/28 ............... 10,250 10,249,431
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 3.65%), 3.92%,
10/15/28 ............... 575 576,077
Sudbury Mill CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.37%,
01/17/26 ............... 66 65,719
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.17%), 1.39%,
01/17/26 ............... 114 113,912
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.93%, 07/14/26
(a)(c)
24,000 23,982,955
Symphony CLO XVIII Ltd.
(a)(c)
:
Series 2016-18A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.37%,
01/23/28 ............... 9,950 9,952,677
Series 2016-18A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.02%,
01/23/28 ............... 300 300,338
Series 2016-18A, Class D, (LIBOR
USD 3 Month + 4.00%), 4.22%,
01/23/28 ............... 750 746,331
Symphony CLO XXI Ltd., Series 2019-
21A, Class A, (LIBOR USD 3 Month
+ 1.38%), 1.62%, 07/15/32
(a)(c)
... 3,500 3,496,873
TCW CLO Ltd.
(a)(c)
:
Series 2019-2A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.17%,
10/20/32 ............... 350 351,853
Series 2019-2A, Class D2A, (LIBOR
USD 3 Month + 4.89%), 5.11%,
10/20/32 ............... 250 252,638
Series 2020-1A, Class DR, (LIBOR
USD 3 Month + 3.70%), 3.92%,
10/20/31 ............... 1,350 1,350,538
THL Credit Wind River CLO Ltd., Series
2017-1A, Class C, (LIBOR USD 3
Month + 2.30%), 2.52%, 04/18/29
(a)(c)
2,600 2,595,138
TIAA CLO III Ltd.
(a)(c)
:
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.37%,
01/16/31 ............... 269 269,009
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.72%,
01/16/31 ............... 750 749,733
TICP CLO IX Ltd.
(a)(c)
:
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 1.36%,
01/20/31 ............... 2,000 2,000,908

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.12%,
01/20/31 ............... USD 500 $ 499,995
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.97%, 07/17/31
(a)(c)
.... 1,000 968,789
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.29%, 04/15/33
(a)(c)
.... 2,900 2,913,154
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.72%, 04/20/31
(a)(c)
.... 500 485,050
TICP CLO XI Ltd., Series 2018-11A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.40%, 10/20/31
(a)(c)
.... 500 500,142
TICP CLO XII Ltd.
(a)(c)
:
Series 2018-12A, Class A, (LIBOR
USD 3 Month + 1.11%), 1.35%,
01/15/31 ............... 250 250,209
Series 2018-12A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.74%,
01/15/31 ............... 1,250 1,245,022
TICP CLO XIII Ltd.
(a)(c)
:
Series 2019-13A, Class D, (LIBOR
USD 3 Month + 3.45%), 3.69%,
07/15/32 ............... 500 500,154
Series 2019-13A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.99%,
07/15/32 ............... 1,000 1,000,010
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.87%, 10/20/28
(a)(c)
.... 5,560 5,487,957
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.97%, 07/25/31
(a)(c)
.... 3,860 3,661,296
Trestles CLO III Ltd.
(a)(c)
:
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.55%,
01/20/33 ............... 4,750 4,759,134
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.07%,
01/20/33 ............... 1,500 1,505,738
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.72%,
01/20/33 ............... 1,000 996,671
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 789,721
Trestles CLO Ltd.
(a)(c)
:
Series 2017-1A, Class B1R, (LIBOR
USD 3 Month + 1.75%), 1.95%,
04/25/32 ............... 5,050 5,050,000
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 3.10%,
04/25/32 ............... 1,500 1,500,000
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.68%, 03/03/39
(a)(c)
.... 50,060 577,342
Trimaran Cavu Ltd.
(a)(c)
:
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.42%,
07/20/32 ............... 250 251,732
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.37%,
07/20/32 ............... 500 501,691
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.37%,
07/20/32 ............... USD 1,500 $ 1,509,672
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 4.94%, 11/26/32
(a)(c)
.... 575 576,598
Trinitas CLO XI Ltd., Series 2019-11A,
Class C, (LIBOR USD 3 Month +
3.15%), 3.39%, 07/15/32
(a)(c)
.... 1,000 1,003,101
Trinitas CLO XIV Ltd.
(a)(c)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
01/25/34 ............... 1,160 1,162,633
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.24%,
01/25/34 ............... 625 628,055
Tryon Park CLO Ltd., Series 2013-1A,
Class A2R, (LIBOR USD 3 Month +
1.50%), 1.74%, 04/15/29
(a)(c)
.... 1,900 1,901,719
Venture 40 CLO Ltd., Series 2020-40A,
Class D1, (LIBOR USD 3 Month +
4.59%), 4.79%, 11/24/31
(a)(c)
.... 1,350 1,358,353
Venture XVI CLO Ltd., Series 2014-
16A, Class BRR, (LIBOR USD 3
Month + 1.25%), 1.49%, 01/15/28
(a)(c)
1,700 1,689,800
Voya CLO Ltd.
(a)(c)
:
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.87%,
07/25/26 ............... 800 799,940
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.72%,
07/23/27 ............... 750 742,947
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 0.00%,
06/07/30 ............... 280 280,000
Series 2017-3A, Class A1A, (LIBOR
USD 3 Month + 1.23%), 1.45%,
07/20/30 ............... 2,270 2,270,564
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.37%,
10/15/30 ............... 3,500 3,501,522
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.55%), 7.77%,
07/16/31
(b)
.............. 1,250 1,256,250
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.07%,
07/19/31 ............... 375 376,397
Westcott Park CLO Ltd., Series 2016-
1A, Class DR, (LIBOR USD 3 Month
+ 3.25%), 3.47%, 07/20/28
(a)(c)
... 2,815 2,814,051
Whitebox CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class ANA, (LIBOR
USD 3 Month + 1.41%), 1.63%,
07/24/32 ............... 500 499,816
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 4.35%), 4.57%,
07/24/32 ............... 5,030 5,041,554
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 7.45%), 7.67%,
07/24/32 ............... 2,250 2,249,545
Whitebox CLO II Ltd.
(a)(c)
:
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 3,750 3,764,571

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.39%,
10/24/31 ............... USD 6,250 $ 6,267,809
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.09%,
10/24/31 ............... 2,000 2,003,442
York CLO-3 Ltd.
(a)(c)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.47%,
10/20/29 ............... 6,540 6,541,438
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
10/20/29 ............... 10,455 10,467,972
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.82%,
10/20/29 ............... 10,528 10,453,025
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.62%,
10/20/29 ............... 7,052 6,744,657
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.47%,
10/20/29 ............... 2,917 2,620,470
Series 2016-1A, Class SUB, 0.00%,
10/20/29 ............... 10,535 5,585,244
York CLO-4 Ltd.
(a)(c)
:
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.77%,
04/20/32 ............... 2,750 2,735,124
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.37%,
04/20/32 ............... 4,900 4,856,949
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.37%,
04/20/32 ............... 6,500 6,500,314
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.97%,
04/20/32 ............... 7,000 7,013,892
Series 2016-2A, Class SUB, 0.00%,
04/20/32 ............... 11,990 7,492,239
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
2.97%, 01/22/33
(a)(c)
.......... 500 498,854
York CLO-8 Ltd.
(a)(c)
:
Series 2020-1A, Class D1, (LIBOR
USD 3 Month + 4.50%), 4.67%,
04/20/32 ............... 3,500 3,529,270
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.88%), 8.05%,
04/20/32 ............... 600 602,809
1,727,454,386
France — 0.0%
(c)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.65%,
09/25/35 ............... EUR 696 816,838
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.05%,
09/25/35 ............... 465 542,586
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.15%,
09/25/35 ............... 1,158 1,353,202
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.15%, 09/25/35 387 452,016
Security
Par (000)
Par (000) Value
France (continued)
FCT Noria:
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.95%,
06/25/38 ............... EUR 622 $ 727,028
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.10%,
06/25/38 ............... 659 772,712
4,664,382
Germany — 0.0%
Red & Black Auto Germany UG
(c)
:
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.84%, 10/15/28 193 225,342
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.69%, 10/15/28 193 225,365
450,707
Ireland — 0.7%
(c)
Anchorage Capital Europe CLO 2 DAC:
Series 2A, Class B, (EURIBOR
3 Month + 1.80%), 1.80%,
05/15/31
(a)
.............. 500 584,175
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 0.00%,
04/15/34
(a)
.............. 4,813 5,644,205
Series 2A, Class CR, (EURIBOR
3 Month + 2.40%), 0.00%,
04/15/34
(a)
.............. 1,794 2,103,824
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 0.00%,
04/15/34
(a)
.............. 3,800 4,456,260
Series 2A, Class ER, (EURIBOR
3 Month + 6.45%), 0.00%,
04/15/34
(a)
.............. 1,080 1,241,185
Series 2X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/31 1,580 1,823,863
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 0.00%, 04/15/34 1,580 1,815,809
Anchorage Capital Europe CLO DAC:
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. 1,340 1,558,486
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 896 1,022,369
Aqueduct European CLO 2 DAC:
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,946,482
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 583,288
Aqueduct European CLO 4 DAC:
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
......... 250 292,329
Series 2019-4X, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32 .......... 500 584,657
Aqueduct European CLO 5 DAC
(a)
:
Series 2020-5A, Class B1,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/32 .......... 2,250 2,628,118
Series 2020-5A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
04/20/32 ............... 2,250 2,641,793

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2020-5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
04/20/32 ............... EUR 750 $ 881,821
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30 ....... 1,000 1,171,399
ARBOUR CLO VIII DAC, Series 8A,
Class C, (EURIBOR 3 Month +
2.90%), 2.90%, 07/15/33
(a)(b)
.... 525 617,822
Ares European CLO VII DAC:
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 1,200 1,403,966
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 286,947
Armada Euro CLO III DAC
(a)
:
Series 3A, Class CR, (EURIBOR 3
Month + 2.35%), 2.35%, 07/15/31 4,500 5,277,150
Series 3A, Class DR, (EURIBOR 3
Month + 3.30%), 3.30%, 07/15/31 2,050 2,404,035
Avoca CLO XII Ltd., Series 12X, Class
CR, (EURIBOR 3 Month + 2.05%),
2.05%, 04/15/30 ............ 200 233,866
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 2,489,969
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,212,384
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,794,267
Avoca CLO XV DAC:
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 173,494
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,426,669
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,875,519
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,669,256
Avoca CLO XVIII DAC:
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,764,061
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 173,817
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,590,999
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32 ............ 945 1,079,259
Avoca CLO XXII DAC
(a)(b)
:
Series 22A, Class D, (EURIBOR 3
Month + 2.90%), 2.90%, 04/15/35 970 1,137,519
Series 22A, Class E, (EURIBOR 3
Month + 5.23%), 5.23%, 04/15/35 970 1,109,081
Bain Capital Euro CLO DAC, Series
2019-1X, Class C, (EURIBOR 3
Month + 2.40%), 2.40%, 04/15/32 1,080 1,261,415
Bilbao CLO I DAC, Series 1X, Class
A2A, (EURIBOR 3 Month + 1.30%),
1.30%, 07/20/31 ............ 4,300 5,027,264
Bilbao CLO II DAC, Series 2X, Class
A2A, (EURIBOR 3 Month + 1.85%),
1.85%, 05/20/32 ............ 1,007 1,179,462
Security
Par (000)
Par (000) Value
Ireland (continued)
BlueMountain CLO DAC
(b)
:
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/15/34
(a)
.............. EUR 1,190 $ 1,395,513
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)
.............. 2,120 2,423,971
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34 ............... 1,050 1,200,552
BlueMountain Fuji Eur CLO IV DAC,
Series 4X, Class A2, (EURIBOR 3
Month + 1.35%), 1.35%, 03/30/32 350 410,180
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33 500 585,014
Bridgepoint CLO 1 DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.08%), 6.08%, 01/15/34 ....... 269 307,504
Cairn CLO IX DAC:
Series 2018-9X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/25/32 ............... 2,700 3,165,197
Series 2018-9X, Class B1,
(EURIBOR 3 Month + 1.00%),
1.00%, 04/25/32 .......... 2,600 3,016,190
Cairn CLO XII DAC
(a)(b)
:
Series 2020-12A, Class B,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 .......... 400 474,334
Series 2020-12A, Class C,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/15/33 .......... 837 993,623
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 1,050 1,171,803
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32 1,378 1,577,964
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 400 462,451
CIFC European Funding CLO III DAC:
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 589,116
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 441,920
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 850 943,081
Contego CLO VI DAC:
Series 6A, Class CR, (EURIBOR
3 Month + 2.40%), 1.86%,
04/15/34
(a)
.............. 1,415 1,659,370
Series 6X, Class SUB, 0.00%,
01/15/32 ............... 3,000 2,148,419
Series 6X, Class SUBR, 0.00%,
04/15/34 ............... 3,249 3,371,941
Contego CLO VIII DAC
(a)
:
Series 8A, Class B1, (EURIBOR 3
Month + 2.10%), 2.10%, 01/25/32 2,625 3,065,184
Series 8A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
01/25/32
(b)
.............. 375 444,820

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32 EUR 1,040 $ 1,200,484
Series 6X, Class SUB, 0.00%,
04/15/32 ............... 2,925 1,547,281
CVC Cordatus Loan Fund XIX DAC,
Series 19X, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(b)
400 469,080
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32 445 508,248
CVC Cordatus Loan Fund XVIII DAC:
Series 18A, Class B1, (EURIBOR
3 Month + 1.65%), 1.65%,
04/29/34
(a)(b)
............. 1,000 1,173,873
Series 18A, Class D, (EURIBOR
3 Month + 3.50%), 3.50%,
04/29/34
(a)(b)
............. 1,375 1,612,462
Series 18A, Class E, (EURIBOR
3 Month + 5.83%), 5.83%,
04/29/34
(a)
.............. 663 760,209
Series 18X, Class E, (EURIBOR 3
Month + 5.83%), 5.83%, 04/29/34 891 1,025,649
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)(b)
.......... 500 586,350
Dunedin Park CLO DAC:
Series 1A, Class D, (EURIBOR
3 Month + 6.24%), 6.24%,
10/22/32
(a)
.............. 2,278 2,633,274
Series 1X, Class B1, (EURIBOR 3
Month + 2.50%), 2.50%, 10/22/32 450 527,928
Elm Park CLO DAC, Series 1X, Class
DR, (EURIBOR 3 Month + 5.25%),
5.25%, 04/16/29 ............ 2,220 2,594,008
Euro-Galaxy III CLO DAC
(a)
:
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 820,890
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,618,326
Euro-Galaxy VII CLO DAC:
Series 2019-7A, Class D, (EURIBOR
3 Month + 3.96%), 3.96%,
04/25/32
(a)
.............. 1,635 1,910,227
Series 2019-7X, Class A1,
(EURIBOR 3 Month + 1.14%),
1.14%, 04/25/32 .......... 2,975 3,479,199
Fair Oaks Loan Funding III DAC, Series
3A, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 10/15/33
(a)(b)
.... 3,410 3,998,907
GoldenTree Loan Management CLO
DAC, Series 2X, Class E, (EURIBOR
3 Month + 5.25%), 5.25%, 01/20/32 500 553,764
GoldenTree Loan Management EUR
CLO 4 DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/20/31 ............ 500 585,297
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 700 814,206
Harvest CLO XXIII DAC:
Series 23A, Class CE, (EURIBOR
3 Month + 2.05%), 2.05%,
10/20/32
(a)
.............. 1,790 2,083,075
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 0.95%, 10/20/32 EUR 1,817 $ 2,128,122
Series 23X, Class E, (EURIBOR 3
Month + 5.33%), 5.33%, 10/20/32 517 570,584
Henley CLO I DAC, Series 1A, Class
B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
........... 328 385,147
Henley CLO IV DAC
(b)
:
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)
.............. 920 1,078,884
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)
.............. 500 586,350
Series 4X, Class E, (EURIBOR 3
Month + 5.25%), 5.25%, 04/25/34 1,050 1,200,552
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 625 732,617
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 3,650 4,252,787
Invesco Euro CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 525,183
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 1,004 1,168,797
Series 3X, Class SUB, 0.00%,
07/15/32 ............... 2,740 2,682,374
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 728,269
Invesco Euro CLO V DAC:
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)(b)
............. 1,550 1,817,685
Series 5X, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 01/15/34 700 810,793
Madison Park Euro Funding X DAC:
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 3,165,170
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,140,792
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31 1,350 1,563,412
Marino Park CLO DAC:
Series 1A, Class C, (EURIBOR
3 Month + 3.55%), 3.55%,
01/16/34
(a)(b)
............. 500 586,350
Series 1X, Class D, (EURIBOR 3
Month + 5.67%), 5.67%, 01/16/34 600 679,216
Series 1X, Class X, (EURIBOR 3
Month + 0.45%), 0.45%, 01/16/34 1,500 1,758,372
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 658 756,204
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 580,486
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
0.00%, 03/15/34 ............ 895 1,028,575

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 EUR 425 $ 497,139
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 450 518,135
OAK Hill European Credit Partners VII
DAC:
Series 2018-7X, Class B1,
(EURIBOR 3 Month + 1.75%),
1.75%, 10/20/31 .......... 1,400 1,636,494
Series 2018-7X, Class C, (EURIBOR
3 Month + 2.35%), 2.35%,
10/20/31 ............... 1,110 1,296,635
OCP Euro CLO DAC:
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32 ............... 2,200 2,570,990
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32 ............... 897 1,013,727
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 600 670,394
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 1,500 1,154,250
Penta CLO 6 DAC:
Series 2019-6X, Class B1,
(EURIBOR 3 Month + 1.87%),
1.87%, 07/25/32 .......... 500 585,107
Series 2019-6X, Class CE,
(EURIBOR 3 Month + 2.45%),
2.45%, 07/25/32 .......... 700 813,510
Providus CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.87%), 1.87%, 07/20/32 2,680 3,126,172
Series 3X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 07/20/32 1,600 1,827,413
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.04%, 02/15/35 ............ 600 687,789
Rockford Tower Europe CLO DAC:
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31 ............... 3,750 4,386,664
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31 ............... 1,640 1,911,825
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33 .......... 6,520 7,603,031
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 0.00%,
04/20/34 ............... 868 997,546
RRE 1 Loan Management DAC, Series
1X, Class A2, (EURIBOR 3 Month +
1.35%), 1.35%, 04/15/32 ....... 1,900 2,227,182
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(a)
..... 350 410,958
RRE 4 Loan Management DAC
(a)
:
Series 4A, Class A1, (EURIBOR 3
Month + 1.45%), 1.45%, 04/15/32 22,010 25,953,501
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 4A, Class A2A, (EURIBOR 3
Month + 2.00%), 2.00%, 04/15/32 EUR 7,540 $ 8,891,198
Series 4A, Class D, (EURIBOR 3
Month + 6.85%), 6.85%, 04/15/32 2,375 2,823,267
RRE 5 Loan Management DAC
(a)
:
Series 5A, Class A2, (EURIBOR
3 Month + 1.65%), 1.65%,
10/15/33
(b)
.............. 6,524 7,705,015
Series 5A, Class B, (EURIBOR
3 Month + 2.70%), 2.70%,
10/15/33
(b)
.............. 1,250 1,477,748
Series 5A, Class D, (EURIBOR 3
Month + 6.30%), 6.30%, 10/15/33 3,815 4,443,902
Sound Point Euro CLO I Funding DAC,
Series 1X, Class B1, (EURIBOR 3
Month + 2.00%), 2.00%, 04/25/32 350 409,233
Sound Point Euro CLO II Funding DAC:
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 2,335 2,752,283
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 2,700 3,164,732
Series 2X, Class X, (EURIBOR 3
Month + 0.50%), 0.50%, 10/26/32 750 879,602
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 ............ 750 874,119
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.72%, 07/25/35 1,050 1,206,708
St. Paul's CLO VI DAC, Series 6A,
Class CRR, (EURIBOR 3 Month +
2.60%), 2.60%, 05/20/34
(a)
..... 2,700 3,166,290
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/33 ....... 1,350 1,560,447
Sutton Park CLO DAC:
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 753,795
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 583,644
Vesey Park CLO DAC, Series 1X, Class
B, (EURIBOR 3 Month + 2.30%),
2.30%, 11/16/32 ............ 1,450 1,689,320
Voya Euro CLO I DAC:
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,765,957
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 871,485
Series 1X, Class SUB, (EURIBOR 3
Month + 0.00%), 0.00%, 10/15/30 1,749 1,652,232
Voya Euro CLO II DAC:
Series 2X, Class B1, (EURIBOR 3
Month + 1.90%), 1.90%, 07/15/32 200 234,498
Series 2X, Class C, (EURIBOR 3
Month + 2.75%), 2.75%, 07/15/32 300 350,465
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33 ....... 439 511,374
Voya Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.95%), 1.95%, 01/15/34
(a)
..... 790 924,686

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Zinnia Finance DAC, Series 1A, Class
DN, (EURIBOR 3 Month + 5.75%),
5.75%, 10/15/31
(a)
........... EUR 250 $ 301,861
280,328,212
Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class
C, (EURIBOR 1 Month + 2.90%),
2.35%, 07/24/34
(c)
........... 225 265,013
Luxembourg — 0.0%
(c)
BL Consumer Credit:
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.55%,
09/25/38 ............... 528 619,186
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.10%,
09/25/38 ............... 681 798,609
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.30%,
09/25/38 ............... 355 416,308
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.55%, 12/20/28 306 356,271
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.95%, 12/20/28 153 177,595
SC Germany SA Compartment
Consumer:
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.19%,
11/14/34 ............... 3,900 4,587,269
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.94%,
11/14/34 ............... 1,600 1,882,230
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.79%, 03/15/27 300 349,578
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.04%, 03/15/27 300 348,350
9,535,396
Netherlands — 0.0%
(c)
ALME Loan Funding V BV, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 4,368,015
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31 ....... 300 351,483
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32 ....... 400 467,553
Ares European CLO XII BV:
Series 12X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 04/20/32 675 793,242
Series 12X, Class E, (EURIBOR 3
Month + 6.10%), 6.10%, 04/20/32 338 388,524
Avoca CLO XVII DAC:
Series 17A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
10/15/32
(a)
.............. 565 659,957
Series 17X, Class AR, (EURIBOR 3
Month + 0.96%), 0.96%, 10/15/32 250 292,890
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.91%, 11/15/26 ....... 950 1,110,978
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30 ............ 3,000 2,143,798
Security
Par (000)
Par (000) Value
Netherlands (continued)
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32 ............ EUR 2,890 $ 3,373,769
13,950,209
Portugal — 0.1%
TAGUS - Sociedade de Titularizacao de
Creditos SA:
Series 5, Class SEN, 0.85%,
02/12/22 ............... 6,275 7,380,517
Series 7, Class SEN, 0.70%,
02/12/24 ............... 9,219 10,771,283
18,151,800
Spain — 0.0%
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.41%,
03/20/33
(c)
.............. 886 1,040,304
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.41%,
03/20/33
(c)
.............. 266 315,317
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 443 524,599
1,880,220
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIA + 3.00%), 3.05%,
07/20/30
(c)
................ GBP 1,699 2,355,691
Greene King Finance plc:
Series A5,  (LIBOR GBP 3 Month +
2.50%), 2.58%, 12/15/33
(c)
... 22,926 30,835,167
Series A6,  4.06%, 03/15/35 .... 3,938 5,864,812
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.88%, 12/15/34
(c)
... 1,922 2,238,970
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.16%, 03/15/36
(c)
... 900 1,017,407
Motor plc:
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 6,720 9,284,490
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,830,663
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,536,649
Newday Funding Master Issuer plc,
Series 2021-1X, Class B, (SONIA +
1.55%), 1.60%, 03/15/29
(c)
..... 775 1,069,019
PCL Funding III plc
(c)
:
Series 2017-2, Class B, (LIBOR
GBP 1 Month + 1.40%), 1.45%,
06/15/23 ............... 821 1,130,956
Series 2017-2, Class C, (LIBOR
GBP 1 Month + 1.85%), 1.90%,
06/15/23 ............... 635 874,854
PCL Funding IV plc, Series 2020-1,
Class C, (SONIA + 2.20%), 2.25%,
09/15/24
(c)
................ 230 317,373
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 0.86%, 07/28/35
(c)
..... 3,400 3,750,356
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
2.00%, 02/20/26
(c)
........... 1,275 1,763,406

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Turbo Finance plc, Series 9, Class B,
(SONIA + 1.65%), 1.70%, 08/20/28
(c)
GBP 1,590 $ 2,197,364
66,067,177
United States — 6.2%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(b)
(d)
...................... USD 11,233 11,233,498
ACE Securities Corp. Home Equity
Loan Trust
(c)
:
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.37%, 05/25/37 .......... 7,723 1,823,100
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
0.71%, 05/25/37 .......... 381 94,760
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(b)
....... 4,314 3,537,663
Ajax Mortgage Loan Trust
(a)
:
Series 2017-D, Class A, 3.75%,
12/25/57 ............... 20,215 20,522,346
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 4,321 3,391,050
Series 2018-A, Class A, 3.85%,
04/25/58
(b)
.............. 22,165 22,220,886
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 7,152 3,918,914
Series 2018-B, Class A, 3.75%,
02/26/57
(b)
.............. 9,899 9,902,504
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 6,966 1,989,307
Series 2018-D, Class A, 3.75%,
08/25/58
(b)(c)
............. 26,672 26,738,463
Series 2018-D, Class B, 0.00%,
08/25/58
(b)(c)
............. 7,839 5,054,554
Series 2018-E, Class A, 4.38%,
06/25/58
(c)
.............. 11,594 11,707,722
Series 2018-E, Class B, 5.25%,
06/25/58
(b)(c)
............. 2,263 2,278,389
Series 2018-E, Class C, 0.00%,
06/25/58
(b)(c)
............. 5,736 4,301,773
Series 2018-F, Class A, 4.38%,
11/25/58
(b)(c)
............. 36,511 36,963,531
Series 2018-F, Class B, 5.25%,
11/25/58
(b)(c)
............. 6,598 6,645,687
Series 2018-F, Class C, 0.00%,
11/25/58
(b)
.............. 15,308 9,184,897
Series 2018-G, Class A, 4.38%,
06/25/57
(b)(c)
............. 28,078 28,050,297
Series 2018-G, Class B, 5.25%,
06/25/57
(b)(c)
............. 5,510 4,159,923
Series 2018-G, Class C, 5.25%,
06/25/57
(b)
.............. 14,217 13,979,534
Series 2019-A, Class A, 3.75%,
08/25/57
(c)
.............. 24,838 25,216,782
Series 2019-A, Class B, 5.25%,
08/25/57
(c)
.............. 4,203 4,160,614
Series 2019-A, Class C, 0.00%,
08/25/57
(b)
.............. 10,554 8,743,023
Series 2019-B, Class A, 3.75%,
01/25/59
(c)
.............. 42,712 43,362,560
Series 2019-B, Class B, 5.25%,
01/25/59
(b)(c)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59
(b)
.............. 17,776 15,257,418
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C, Class A, 3.95%,
10/25/58
(c)
.............. USD 13,829 $ 13,848,298
Series 2019-E, Class A, 3.00%,
09/25/59
(d)
.............. 40,847 41,041,913
Series 2019-E, Class B, 4.88%,
09/25/59
(d)
.............. 5,540 5,441,916
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,346 8,258,012
Series 2019-G, Class A, 3.00%,
09/25/59
(d)
.............. 29,438 29,628,906
Series 2019-G, Class B, 4.25%,
09/25/59
(d)
.............. 4,280 4,148,485
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,922 9,163,006
Series 2019-H, Class A, 3.00%,
11/25/59
(d)
.............. 22,866 23,026,486
Series 2019-H, Class B, 4.25%,
11/25/59
(d)
.............. 3,968 3,846,073
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 9,827 8,717,803
Series 2020-A, Class A, 2.37%,
12/25/59
(d)
.............. 47,703 47,689,202
Series 2020-A, Class B, 3.50%,
12/25/59
(d)
.............. 7,074 7,057,750
Series 2020-A, Class C, 0.00%,
12/25/59
(b)
.............. 17,065 10,699,755
Series 2020-C, Class A, 2.25%,
09/27/60
(d)
.............. 47,552 47,483,453
Series 2020-C, Class B, 5.00%,
09/27/60
(d)
.............. 4,968 4,976,997
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 16,868 14,734,537
Series 2020-D, Class A, 2.25%,
06/25/60
(d)
.............. 45,781 45,714,170
Series 2020-D, Class B, 5.00%,
06/25/60
(d)
.............. 7,064 7,076,456
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 18,140 15,380,973
ALM VII R-2 Ltd., Series 2013-7R2A,
Class CR2, (LIBOR USD 3 Month +
3.00%), 3.24%, 10/15/27
(a)(c)
.... 2,350 2,335,384
ALM XVII Ltd.
(a)(c)
:
Series 2015-17A, Class BR, (LIBOR
USD 3 Month + 2.10%), 2.34%,
01/15/28 ............... 2,350 2,349,947
Series 2015-17A, Class CR, (LIBOR
USD 3 Month + 2.80%), 3.04%,
01/15/28 ............... 2,530 2,529,885
American Homes 4 Rent Trust
(a)
:
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,402,250
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(c)
......... 22,716 227
AMSR Trust
(a)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,137,009
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,046,900
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,456,879
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.24%), 0.59%, 05/25/35
(c)
7,407 6,808,483

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
BankAmerica Manufactured Housing
Contract Trust
(c)
:
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... USD 4,500 $ 2,323,361
Series 1998-2, Class B1, 7.43%,
12/10/25 ............... 8,475 3,578,849
Battalion CLO 18 Ltd.
(a)(c)
:
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
10/15/32 ............... 5,250 5,258,453
Series 2020-18A, Class D1, (LIBOR
USD 3 Month + 4.00%), 4.24%,
10/15/32 ............... 3,549 3,555,865
Bayview Financial Revolving Asset
Trust
(a)(c)
:
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.11%,
05/28/39 ............... 29,637 27,780,054
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.41%,
05/28/39 ............... 1,199 1,012,558
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.11%,
02/28/40 ............... 15,570 14,862,360
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.11%,
12/28/40 ............... 2,307 2,078,901
BCMSC Trust
(c)
:
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,949,351
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,870,552
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,428,415
Bear Stearns Asset-Backed Securities
I Trust
(c)
:
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.83%,
08/25/34 ............... 399 400,467
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.13%, 12/25/35 .......... 4,515 6,199,755
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.17%),
0.28%, 09/25/36 .......... 3,906 3,773,207
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.37%, 10/25/36 .......... 2,391 2,228,005
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.28%, 05/25/35 .......... 2,393 2,334,847
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.27%, 01/25/37 .......... 2,222 2,175,247
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.43%, 03/25/37 .......... 3,118 2,804,482
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.25%, 03/25/37 .......... 2,895 2,768,379
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.25%, 03/25/37 .......... 5,702 5,388,299
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.36%, 04/25/37 .......... 2,407 2,790,842
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.46%, 04/25/37 .......... USD 18,468 $ 17,815,256
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/17/24
(a)
........... 9,650 9,659,047
Carrington Mortgage Loan Trust
(c)
:
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.42%), 0.53%,
01/25/36 ............... 1,620 1,420,395
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.26%,
08/25/36 ............... 5,296 5,075,685
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.27%,
10/25/36 ............... 2,162 2,089,002
Series 2006-NC5, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.26%,
01/25/37 ............... 1,372 1,229,332
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
23,305 24,406,432
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.27%, 10/25/36
(c)
........... 1,598 1,350,152
Citigroup Mortgage Loan Trust
(c)
:
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.31%, 05/25/37 .......... 15,975 12,795,183
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.38%, 05/25/37 .......... 7,257 5,858,118
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
0.28%, 07/25/45 .......... 7,850 6,766,581
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.27%, 12/25/36
(a)
......... 8,766 5,850,330
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(c)
............... 13,816 13,948,271
College Avenue Student Loans LLC
(a)
:
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 8,610 8,511,115
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,562 1,553,836
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%,
11/15/28
(c)
.............. 3,525 3,565,948
Series 1997-3, Class M1, 7.53%,
03/15/28
(c)
.............. 4,083 4,128,830
Series 1997-6, Class M1, 7.21%,
01/15/29
(c)
.............. 3,024 3,090,581
Series 1998-4, Class M1, 6.83%,
04/01/30
(c)
.............. 964 937,580
Series 1998-6, Class M1, 6.63%,
06/01/30
(c)
.............. 2,884 2,823,752
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 1,787 1,871,432
Series 1998-8, Class M1, 6.98%,
09/01/30
(c)
.............. 6,924 6,504,588
Series 1999-5, Class A5, 7.86%,
03/01/30
(c)
.............. 2,908 1,708,714
Series 1999-5, Class A6, 7.50%,
03/01/30
(c)
.............. 3,119 1,763,590

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
09/01/29
(c)
.............. USD 4,601 $ 1,480,824
Series 2000-4, Class A6, 8.31%,
05/01/32
(c)
.............. 5,750 1,809,441
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,537 3,075,513
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,903 5,767,715
Countrywide Asset-Backed Certificates:
Series 2006-1, Class AF4, 5.71%,
07/25/36
(c)
.............. 2,153 2,176,326
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.37%,
12/25/36
(c)
.............. 3,504 3,375,549
Series 2006-S3, Class A4, 7.02%,
01/25/29
(d)
.............. 576 708,141
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 4,247 4,259,502
Credit-Based Asset Servicing &
Securitization LLC:
Series 2006-CB2, Class AF4, 3.10%,
12/25/36
(d)
.............. 1,246 1,258,298
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(d)
............. 2,397 2,453,454
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(d)
............. 12,541 1,243,755
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%,
07/25/37
(a)(c)
............. 1,830 1,474,245
CWABS Asset-Backed Certificates
Trust:
Series 2005-16, Class 1AF, 5.69%,
04/25/36
(c)
.............. 8,282 8,097,836
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(d)
.............. 4,340 4,254,107
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.27%,
09/25/46
(c)
.............. 450 443,261
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.41%,
03/25/37
(c)
.............. 12,263 11,457,129
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.38%, 03/15/34
(c)
........... 534 511,558
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 1,187 1,402,109
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(c)
:
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.41%, 12/15/33 .......... 49 44,951
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.30%, 05/15/35 .......... 508 490,619
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.30%, 05/15/35
(b)
......... 422 399,421
CWHEQ Revolving Home Equity Loan
Trust
(c)
:
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.29%,
05/15/35 ............... 1,376 1,347,844
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.29%,
05/15/36 ............... USD 5,308 $ 5,165,374
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.26%,
11/15/36 ............... 3,342 2,895,474
Dorchester Park CLO DAC
(a)(c)
:
Series 2015-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.67%,
04/20/28 ............... 4,243 4,226,449
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
04/20/28 ............... 1,860 1,857,463
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(b)
.. 75 11,250,000
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
B, 3.50%, 11/25/50
(a)
......... 1,660 1,604,554
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 3,900 3,963,759
First Franklin Mortgage Loan Trust
(c)
:
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.16%, 10/25/34 .......... 2,818 2,746,527
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 0.35%,
10/25/36 ............... 5,480 4,370,364
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.43%, 10/25/36 .......... 3,682 2,996,968
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.21%),
0.32%, 12/25/36 .......... 6,051 3,578,390
Fremont Home Loan Trust
(c)
:
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.39%,
02/25/37 ............... 7,167 5,864,177
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.45%,
02/25/37 ............... 6,243 3,129,018
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(c)
.... 11,437 10,768,738
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class
A2C, (LIBOR USD 1 Month +
0.50%), 0.61%, 12/25/35
(c)
..... 492 491,013
GoldenTree Loan Opportunities X
Ltd.
(a)(c)
:
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.34%,
07/20/31 ............... 4,833 4,835,435
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 3.27%,
07/20/31 ............... 750 750,079
Golub Capital BDC 3 CLO LLC, Series
2021-1A, Class C1, (LIBOR USD 3
Month + 2.80%), 2.91%, 04/15/33
(a)(c)
1,750 1,736,080
Greenpoint Manufactured Housing
(c)
:
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,550 3,700,430
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 3,081 2,660,791

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
GSAA Home Equity Trust
(c)
:
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 0.81%,
12/25/35 ............... USD 1,962 $ 853,479
Series 2006-4, Class 1A1, 2.99%,
03/25/36 ............... 5,257 4,258,258
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,572 425,369
GSAMP Trust
(c)
:
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.31%,
01/25/47 ............... 3,773 2,467,275
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 2.25%), 2.36%,
02/25/47 ............... 3,414 3,647,042
Home Equity Asset Trust
(c)
:
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 0.71%,
07/25/36 ............... 4,008 3,769,004
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.41%,
05/25/37 ............... 6,530 5,812,793
Home Equity Mortgage Loan Asset-
Backed Trust
(c)
:
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.13%,
07/25/34 ............... 1,484 1,492,741
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.30%,
04/25/37 ............... 4,956 3,756,801
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.37%,
07/25/36
(d)
................ 8,823 1,801,373
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.83%,
04/15/36
(c)
................ 4,071 3,893,293
Invitation Homes Trust
(a)(c)
:
Series 2018-SFR3, Class A, (LIBOR
USD 1 Month + 1.00%), 1.11%,
07/17/37 ............... 7,206 7,219,538
Series 2018-SFR3, Class E, (LIBOR
USD 1 Month + 2.00%), 2.11%,
07/17/37 ............... 3,944 3,943,526
Irwin Home Equity Loan Trust
(a)
:
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(d)
.............. 861 858,607
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.39%,
12/25/36
(c)
.............. 168 161,861
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.51%, 05/25/36
(c)
......... 3,380 3,311,402
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(d)
......... 11,109 12,449,969
KeyCorp Student Loan Trust, Series
2005-A, Class 2C, (LIBOR USD 3
Month + 1.30%), 1.49%, 12/27/38
(c)
14,836 14,243,045
Legacy Mortgage Asset Trust
(a)(b)
:
Series 2019-SL2, Class A, 3.38%,
02/25/59
(c)
.............. 16,653 16,702,972
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,993 748,974
Series 2019-SL2, Class M, 4.25%,
02/25/59
(c)
.............. 4,695 4,678,567
Security
Par (000)
Par (000) Value
United States (continued)
Lehman ABS Manufactured Housing
Contract Trust:
Series 2001-B, Class M1, 6.63%,
04/15/40
(c)
.............. USD 14,581 $ 15,496,305
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 909 814,653
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.20%,
06/25/37
(a)(c)
............... 1,229 959,501
Lending Funding Trust
(a)
:
Series 2020-2A, Class A, 2.32%,
04/21/31 ............... 29,950 29,923,467
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,411,888
Lendmark Funding Trust
(a)
:
Series 2019-2A, Class A, 2.78%,
04/20/28 ............... 23,655 24,309,058
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,303,383
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,954,825
Litigation Fee Residual Funding LLC,
Series 2015-1,  4.00%, 10/30/27
(b)
5,560 5,560,476
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 18,417 18,474,343
Long Beach Mortgage Loan Trust
(c)
:
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.47%,
03/25/46 ............... —
(e)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.41%,
06/25/36 ............... 9,828 6,014,014
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.27%,
08/25/36 ............... 21,987 11,809,647
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.36%, 03/25/32
(c)
........... 2,815 2,831,337
Mariner Finance Issuance Trust
(a)
:
Series 2019-AA, Class A, 2.96%,
07/20/32 ............... 24,980 25,537,896
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,686,119
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,994,256
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 11,650 11,823,682
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,088,912
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,630,219
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,416,851
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,181,565
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,172,286
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,999,438
MASTR Asset-Backed Securities
Trust
(c)
:
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.63%,
06/25/36
(a)
.............. 4,567 4,258,530

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.39%,
05/25/37 ............... USD 5,000 $ 4,453,403
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.37%, 06/25/46
(a)(c)
1,500 1,446,702
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 30,410 30,414,598
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-2, Class
A2C, (LIBOR USD 1 Month +
0.24%), 0.35%, 05/25/37
(c)
..... 4,839 3,650,387
Merrill Lynch Mortgage Investors
Trust
(c)
:
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.37%, 08/25/37 .......... 1,101 887,662
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.29%, 06/25/37 .......... 3,018 920,830
Mill City Solar Loan Ltd.
(a)
:
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 15,015 16,299,850
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 25,161 26,540,220
Morgan Stanley ABS Capital I, Inc.
Trust
(c)
:
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 0.98%,
09/25/35 ............... 10,260 7,277,926
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
2.01%, 02/25/47
(a)
......... 2,024 1,940,508
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.43%, 04/25/36
(c)
........... 3,091 2,518,857
Morgan Stanley Mortgage Loan Trust,
Series 2007-9SL, Class A, (LIBOR
USD 1 Month + 0.64%), 0.75%,
07/25/37
(c)
................ 2,316 2,198,943
Mosaic Solar Loan Trust
(a)
:
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 14,866 16,163,863
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 3,334 3,474,090
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 23,045 25,191,504
Series 2020-1A, Class B, 3.10%,
04/20/46 ............... 3,667 3,822,255
Series 2020-2A, Class B, 2.21%,
08/20/46 ............... 6,684 6,658,669
Series 2021-1A, Class B, 2.05%,
12/20/46 ............... 9,240 9,104,112
Nationstar HECM Loan Trust, Series
2020-1A, Class M3, 2.82%,
09/25/30
(a)(c)
............... 3,529 3,537,782
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.52%,
04/25/37
(c)
................ 5,455 5,029,344
Navient Private Education Loan Trust
(a)
:
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,301,349
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... USD 10,722 $ 11,363,231
Series 2020-IA, Class B, 2.95%,
04/15/69 ............... 7,120 7,176,141
Navient Private Education Refi Loan
Trust, Series 2020-FA, Class B,
2.69%, 07/15/69
(a)
........... 4,310 4,275,231
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 0.56%,
12/25/35
(c)
................ 3,916 3,565,424
New Residential Mortgage Loan Trust,
Series 2020-NPL2, Class A1, 3.23%,
08/25/60
(a)(d)
............... 2,566 2,586,191
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.51%, 10/25/36
(a)(c)
... 300 328,823
Oakwood Mortgage Investors, Inc.
(c)
:
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 2,049 1,403,178
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,676 1,329,425
OneMain Financial Issuance Trust
(a)
:
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 15,105,594
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,263,141
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 23,145,146
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 13,301,813
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,537,915
Option One Mortgage Loan Trust:
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.84%,
11/25/35
(c)
.............. 6,618 6,193,915
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.25%,
02/25/37
(c)
.............. 2,147 1,636,812
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.32%, 03/25/37
(c)
......... 6,755 5,447,046
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(d)
......... 19,607 19,309,256
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(d)
......... 16,629 16,460,624
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(d)
......... 8,766 8,760,636
Origen Manufactured Housing Contract
Trust
(c)
:
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,783 3,699,190
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.31%,
10/15/37
(a)(b)
............. 4,038 3,971,209
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(d)
................ 5,324 5,084,751
Progress Residential, Series 2021-
SFR1, Class F, 2.76%, 04/17/38
(a)
5,100 5,002,784
Progress Residential Trust
(a)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ............... 6,995 7,037,895

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ............... USD 2,873 $ 2,885,967
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 967,804
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,670,566
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,857,285
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,909,436
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(d)
.......... 14,685 14,727,132
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.73%, 07/25/34
(c)
..... 3,525 3,079,089
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.59%, 11/25/36
(c)
...... 2,607 2,163,516
Regional Management Issuance
Trust
(a)
:
Series 2019-1, Class A, 3.05%,
11/15/28 ............... 25,860 26,296,090
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 9,351,423
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,159,760
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,525,478
Republic Finance Issuance Trust
(a)
:
Series 2019-A, Class A, 3.43%,
11/22/27 ............... 32,070 32,528,668
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 9,344,490
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,620,481
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,493,728
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.41%, 08/25/36
(c)
........... 779 775,435
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.40%, 01/25/47
(c)
3,219 3,067,972
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.11%, 10/25/35
(c)
........... 570 511,372
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.46%,
04/25/37
(a)(c)
............... 699 698,583
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,286 20,372,504
SG Mortgage Securities Trust
(c)
:
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.43%, 07/25/36 .......... 2,507 782,104
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.32%, 10/25/36 .......... 4,623 3,723,174
Signal Peak CLO 1 Ltd.
(a)(c)
:
Series 2014-1A, Class ARR, (LIBOR
USD 3 Month + 1.17%), 1.39%,
01/17/29 ............... 11,970 11,972,219
Security
Par (000)
Par (000) Value
United States (continued)
Series 2014-1A, Class BRR, (LIBOR
USD 3 Month + 1.75%), 1.97%,
01/17/29 ............... USD 1,000 $ 1,000,181
Signal Peak CLO 2 LLC
(a)(c)
:
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
04/20/29 ............... 23,708 23,475,647
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.12%,
04/20/29 ............... 14,000 14,004,438
SLM Private Credit Student Loan
Trust
(c)
:
Series 2005-A, Class A4, (LIBOR
USD 3 Month + 0.31%), 0.49%,
12/15/38 ............... 11,055 10,893,092
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.51%,
06/15/39 ............... 22,421 21,959,815
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.58%,
06/15/39 ............... 4,703 4,666,766
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.47%,
06/15/39 ............... 24,769 24,198,993
Series 2006-B, Class A5, (LIBOR
USD 3 Month + 0.27%), 0.45%,
12/15/39 ............... 25,302 24,778,558
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.42%,
12/16/41 ............... 17,198 16,746,040
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.86%,
10/15/41
(a)(c)
............... 28,430 30,805,011
SMB Private Education Loan Trust
(a)
:
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,689,561
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,457,585
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,933,708
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 4,458 4,292,887
Series 2020-PTA, Class B, 2.50%,
09/15/54 ............... 11,625 11,270,691
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 4,420,837
Series 2020-PTB, Class B, 2.50%,
09/15/54 ............... 11,850 11,309,367
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 8,070 7,844,431
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 23,630 23,213,469
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 10,461,629
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,720,706
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(b)(d)
. 30,291 30,290,847
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.90%,
01/25/35
(c)
................ 124 119,807
SpringCastle America Funding LLC
(a)
:
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 19,305 19,456,039

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... USD 19,740 $ 19,729,698
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
2.51%, 04/17/38
(a)(c)
.......... 1,870 1,874,527
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
19,077 20,348,446
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(c)
............... 20,440 20,874,424
Tricon American Homes Trust
(a)
:
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,456,404
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,705,261
Upstart Pass-Through Trust
(a)
:
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 4,573 4,636,376
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 8,570 8,652,328
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 6,600 6,600,000
VCAT LLC, Series 2020-NPL1, Class
A1, 3.67%, 08/25/50
(a)(d)
....... 10,378 10,482,072
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.25%, 07/25/37
(a)(c)
.... 5,476 5,025,226
Washington Mutual Asset-Backed
CertificatesTrust
(c)
:
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.29%, 09/25/36 .......... 15,101 6,739,810
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.26%,
10/25/36 ............... 5,198 4,469,464
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 1.85%, 04/20/33
(a)(c)
.... 14,000 13,963,515
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.51%, 06/25/37
(a)(c)
.... 6,230 2,693,232
2,397,807,538
Total Asset-Backed Securities — 11.8%
(Cost: $4,575,185,034) ........................... 4,543,209,100
Shares
Shares
Common Stocks — 4.4%
Brazil — 0.0%
Oi SA, ADR
(f)(g)
................ 1,054,375 1,750,262
Canada — 0.0%
Intact Financial Corp. ........... 4,305 527,548
Largo Resources Ltd.
(f)
.......... 118,474 1,640,366
Northern Graphite Corp.
(f)
........ 435,208 133,330
Shopify, Inc., Class A
(f)
.......... 4,700 5,200,550
Sun Life Financial, Inc. .......... 10,033 507,168
8,008,962
China — 0.0%
TAL Education Group, ADR
(f)
...... 3,879 208,884
Security
Shares
Shares Value
France — 0.1%
BNP Paribas SA .............. 16,122 $ 982,302
Cie de Saint-Gobain ............ 172,859 10,207,592
Societe Generale SA ........... 852,248 22,281,886
TOTAL SE .................. 62,689 2,922,547
36,394,327
Germany — 0.2%
Allianz SE (Registered) .......... 53,789 13,681,509
Covestro AG
(a)
................ 109,098 7,340,203
Fresenius SE & Co. KGaA ........ 462,940 20,628,787
HeidelbergCement AG .......... 254,775 23,148,337
Puma SE ................... 124,667 12,222,546
77,021,382
Ireland — 0.1%
Flutter Entertainment plc ......... 104,052 22,230,834
Israel — 0.0%
ION Acquisition Corp. 2 Ltd.
(f)
...... 26,128 265,460
Italy — 0.2%
ACEA SpA .................. 353,377 7,723,386
Assicurazioni Generali SpA ....... 1,602,663 32,019,802
Intesa Sanpaolo SpA ........... 2,825,312 7,655,391
Telecom Italia SpA ............. 2,657,414 1,528,074
UniCredit SpA ................ 1,347,284 14,231,155
63,157,808
Luxembourg — 0.1%
ArcelorMittal SA ............... 631,626 18,179,102
Lakestar Spac I SE
(f)
............ 422,094 5,078,594
23,257,696
Netherlands — 0.0%
Adyen NV
(a)(f)
................. 210 468,595
ING Groep NV ................ 984,059 12,019,385
ING Groep NV, ADR
(g)
........... 190,800 2,333,484
14,821,464
Poland — 0.0%
InPost SA
(f)
.................. 453,810 7,432,468
Sweden — 0.1%
Volvo AB, Class B ............. 1,071,500 27,135,765
Switzerland — 0.0%
Cie Financiere Richemont SA
(Registered) ............... 87,300 8,382,836
Taiwan — 0.0%
Sea Ltd., ADR
(f)(g)
.............. 73,000 16,295,790
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 67 7,925
16,303,715
United Kingdom — 0.3%
Arrival Ltd., Series A (Acquired
10/08/20, c ost $20,040,004)
(f)(h)
.. 2,790,039 42,642,448
Arrow Global Group plc
(f)
......... 387,190 1,628,029
Barclays plc ................. 3,353,337 8,587,629
Farfetch Ltd., Class A
(f)(g)
......... 236,895 12,560,173
New Look Corporate Ltd.
(f)
........ 8,689,610 87
NEW Look Retailers
(b)(f)
.......... 2,172,402 59,898
THG Holdings plc (Acquired 12/03/19,
c ost $25,994,999)
(f)(h)
......... 7,419,050 63,770,972
129,249,236
United States — 3.3%
Adobe, Inc.
(f)
................. 1,057 502,466
Advance Auto Parts, Inc. ......... 20,000 3,669,800

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Advanced Micro Devices, Inc.
(f)
.... 54,156 $ 4,251,246
Alaska Air Group, Inc.
(f)
.......... 134,378 9,300,301
Alphabet, Inc., Class A
(f)
......... 6,243 12,876,312
Alphabet, Inc., Class C
(f)
......... 238 492,334
Altice USA, Inc., Class A
(f)
........ 127,156 4,136,385
Amazon.com, Inc.
(f)
............ 16,208 50,148,849
Apple, Inc. .................. 36,548 4,464,338
Applied Materials, Inc. .......... 216,844 28,970,358
ArcLight Clean Transition Corp. II
(f)
.. 244,350 2,443,500
Avalara, Inc.
(f)
................ 89,686 11,966,803
Bank of America Corp. .......... 573,710 22,196,840
Beazer Homes USA, Inc.
(f)
........ 103,779 2,171,057
Blackstone Group, Inc. (The), Class A 7,001 521,785
Broadcom, Inc. ............... 10,563 4,897,641
Caesars Entertainment, Inc.
(f)
...... 582,824 50,967,959
California Resources Corp.
(f)(g)
..... 1,349,914 32,478,931
Capri Holdings Ltd.
(f)
............ 469,772 23,958,372
Cathay Resources Corp.
(f)
........ 494,974 11,819,756
Century Communities, Inc.
(f)
....... 143,340 8,646,269
CH Robinson Worldwide, Inc. ..... 5,331 508,737
Chesapeake Energy (Acquired
02/09/21, cost $103,138)
(f)(h)
.... 10,891 455,233
Chesapeake Energy Corp.
(f)
....... 954 41,394
Citigroup, Inc. ................ 181,548 13,207,617
Climate Real Impact Solutions II
Acquisition Corp.
(f)
........... 95,556 955,560
ConocoPhillips ............... 184,387 9,766,979
Costco Wholesale Corp. ......... 1,465 516,383
Coupa Software, Inc.
(f)
.......... 37,615 9,572,265
Crown PropTech Acquisitions
(b)(f)
.... 229,536 998
Crown PropTech Acquisitions
(f)
..... 598,800 5,952,072
Danaher Corp. ............... 2,208 496,977
Deere & Co. ................. 18,550 6,940,297
Delta Air Lines, Inc.
(f)
........... 326,896 15,782,539
Devon Energy Corp. ............ 900,168 19,668,671
Diamondback Energy, Inc. ........ 15,698 1,153,646
DiamondRock Hospitality Co.
(f)
..... 961,321 9,901,606
dMY Technology Group, Inc. II, Class
A
(f)(g)
.................... 87,408 1,285,772
Dollar General Corp. ........... 25,547 5,176,333
Dragoneer Growth Opportunities Corp.,
Class A
(f)
................. 443,471 4,501,231
Driven Brands Holdings, Inc.
(f)
..... 2,029 51,577
Edwards Lifesciences Corp.
(f)
...... 42,525 3,556,791
EQT Corp.
(f)
................. 340,200 6,320,916
Exxon Mobil Corp. ............. 428,141 23,903,112
FedEx Corp. ................. 1,908 541,948
Fifth Wall Acquisition Corp. I, Class A
(f)(g)
134,973 1,349,730
Fiserv, Inc.
(f)
................. 50,002 5,952,238
Forestar Group, Inc.
(f)
........... 236,909 5,515,241
Freeport-McMoRan, Inc.
(f)(i)
....... 886,555 29,194,256
Generac Holdings, Inc.
(f)
......... 10,584 3,465,731
General Motors Co.
(f)
........... 105,173 6,043,241
Goldman Sachs Group, Inc. (The) .. 39,517 12,922,059
Green Plains, Inc.
(f)
............ 410,613 11,115,294
HCA Healthcare, Inc. ........... 9,793 1,844,414
Healthcare Merger Corp. (Acquired
10/30/20, cost $6,250,000)
(f)(h)
... 625,000 3,931,250
Highland Transcend Partners I Corp.
(f)
84,082 845,865
Hilton Worldwide Holdings, Inc.
(f)
... 129,831 15,699,165
Intel Corp. .................. 103,880 6,648,320
Intuitive Surgical, Inc.
(f)
.......... 13,920 10,286,045
Jaws Mustang Acquisition Corp.
(f)
... 615,068 6,242,940
Johnson & Johnson ............ 156,921 25,789,966
JPMorgan Chase & Co. ......... 50,623 7,706,339
Security
Shares
Shares Value
United States (continued)
Keysight Technologies, Inc.
(f)
...... 70,677 $ 10,135,082
Khosla Ventures Acquisition Co.
(f)
... 262,447 2,650,715
KINS Technology
(b)(f)
............ 249,500 190,238
KINS Technology Group, Inc.
(f)
..... 798,485 8,080,668
Las Vegas Sands Corp.
(f)
......... 73,861 4,487,794
Lennar Corp., Class A ........... 65,987 6,679,864
Liberty Media Acquisition Corp.
(f)
.... 671,610 7,192,943
Lions Gate Entertainment Corp., Class
A
(f)(g)
.................... 821,975 12,288,526
Lockheed Martin Corp. .......... 1,461 539,839
Lowe's Cos., Inc. .............. 111,633 21,230,364
Marathon Oil Corp. ............. 310,185 3,312,776
Mastercard, Inc., Class A ......... 14,974 5,331,493
Merck & Co., Inc. .............. 6,664 513,728
Microchip Technology, Inc. ........ 54,607 8,476,099
Micron Technology, Inc.
(f)
......... 350,109 30,883,115
Microsoft Corp. ............... 166,063 39,152,673
Monster Beverage Corp.
(f)
........ 129,573 11,802,805
Netflix, Inc.
(f)
................. 893 465,842
NextEra Energy, Inc. ........... 6,591 498,345
Northern Genesis Acquisition Corp. II
(f)
95,436 977,265
NVIDIA Corp. ................ 67,421 35,998,095
Opendoor Technologies, Inc.
(f)(g)
.... 1,367,000 28,966,730
Park Hotels & Resorts, Inc.
(f)
...... 453,362 9,783,552
PayPal Holdings, Inc.
(f)
.......... 45,562 11,064,276
Penn National Gaming, Inc.
(f)
...... 145,224 15,225,284
Pioneer Energy Services Corp.
(b)(f)
... 32,629 189,248
Pioneer Natural Resources Co. .... 62,032 9,851,922
Pivotal Investment Corp. III
(f)
...... 272,602 2,726,020
PubMatic, Inc., Class A
(f)(g)
........ 19,323 953,010
PVH Corp.
(f)
................. 89,900 9,502,430
QUALCOMM, Inc. ............. 3,557 471,623
Queen's Gambit Growth Capital
(f)
... 371,179 3,737,773
Quest Diagnostics, Inc. .......... 113,967 14,626,525
Reinvent Technology Partners Y
(f)
... 365,440 3,669,018
Reinvent Technology Partners Z
(f)
... 37,026 379,702
Rockwell Automation, Inc. ........ 1,996 529,818
Rotor Acquisition Corp.
(b)(f)
........ 130,270 143,963
Rotor Acquisition Corp.
(f)
......... 472,023 4,724,950
Sabre Corp.
(f)
................ 52,500 777,525
salesforce.com, Inc.
(f)
........... 38,710 8,201,488
Science Strategic Acquisition Corp.
Alpha
(f)
................... 290,437 2,886,944
Sempra Energy ............... 4,162 551,798
Service Properties Trust ......... 956,825 11,347,944
ServiceNow, Inc.
(f)
............. 908 454,100
Sonos, Inc.
(f)
................. 908,352 34,035,949
Southwest Airlines Co.
(f)
......... 256 15,631
Starwood Property Trust, Inc. ...... 656,190 16,234,141
Sunstone Hotel Investors, Inc.
(f)
.... 662,106 8,249,841
Taylor Morrison Home Corp.
(f)
..... 347,515 10,706,937
Texas Instruments, Inc. .......... 39,332 7,433,355
Thimble Point Acquisition Corp.
(f)
... 335,536 3,355,360
Thoma Bravo Advantage, Class A
(f)
.. 1,594,239 16,659,798
Tishman Speyer Innovation Corp. II
(f)
. 175,279 1,756,296
Toll Brothers, Inc. .............. 692,351 39,277,072
Ulta Beauty, Inc.
(f)
.............. 23,656 7,313,725
United Parcel Service, Inc., Class B . 63,702 10,828,703
United States Steel Corp. ........ 811,416 21,234,757
UnitedHealth Group, Inc. ......... 21,576 8,027,782
Uwm Holdings Corp. (Acquired
01/20/21, cost $21,094,132)
(f)(h)
.. 2,461,555 19,520,131
Vantage Drilling Co.
(f)
........... 1,556,671 9,418
Veeva Systems, Inc., Class A
(f)
..... 1,725 450,639
Visa, Inc., Class A ............. 94,633 20,036,645

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Walmart, Inc. ................. 30,574 $ 4,152,866
Walt Disney Co. (The)
(f)
.......... 199,889 36,883,518
Wayfair, Inc., Class A
(f)(g)
......... 24,047 7,568,793
Western Digital Corp. ........... 319,070 21,297,922
Workday, Inc., Class A
(f)
......... 1,973 490,152
Wynn Resorts Ltd.
(f)
............ 120,284 15,080,005
Xenia Hotels & Resorts, Inc.
(f)
..... 529,910 10,333,245
Xilinx, Inc. ................... 76,132 9,432,755
1,267,731,398
Total Common Stocks — 4.4%
(Cost: $1,374,348,782) ........................... 1,703,352,497
Par (000)
Pa r (000)
Corporate Bonds — 26.1%
Argentina — 0.1%
Capex SA, 6.88%
,
05/15/24
(a)
..... USD 4,145 3,643,714
Generacion Mediterranea SA, 9.63%
,
07/27/23
(a)
................ 19,029 12,553,193
Genneia SA:
8.75%, 01/20/22
(a)
........... 5,155 4,584,728
8.75%, 01/20/22 ............ 10,000 8,893,750
Stoneway Capital Corp.
(f)(j)
:
10.00%, 03/01/27
(a)
.......... 22,987 9,051,162
10.00%, 03/01/27 ........... 21,057 8,291,000
47,017,547
Australia — 0.2%
Australia & New Zealand Banking
Group Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.70%), 2.57%
,
11/25/35
(a)(c)
11,211 10,537,667
Commonwealth Bank of Australia,
2.69%
,
03/11/31
(a)
........... 13,515 13,123,200
FMG Resources August 2006 Pty.
Ltd.
(a)
:
5.13%, 05/15/24 ............ 3,402 3,687,309
4.50%, 09/15/27 ............ 484 517,125
Glencore Funding LLC, 0.00%
,
03/27/25
(k)(l)
................ 2,600 2,507,726
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 12,000 12,565,896
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(c)
................ 2,817 3,067,277
Santos Finance Ltd., 5.25%
,
03/13/29 13,300 14,558,547
Westpac Banking Corp., 2.96%
,
11/16/40 .................. 2,796 2,601,080
63,165,827
Austria — 0.2%
ams AG
(k)
:
0.88%, 09/28/22 ............ 800 767,856
0.00%, 03/05/25
(l)
........... EUR 7,600 7,438,746
2.13%, 11/03/27 ............ 13,400 15,796,208
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(c)
8,500 10,353,311
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(c)(m)
1,200 1,579,627
Lenzing AG:
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(c)(m)
........ 22,000 26,783,389
62,719,137
Security
Par (000)
Par (000) Value
Bahrain — 0.1%
BBK BSC, 5.50%
,
07/09/24 ....... USD 3,106 $ 3,267,124
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 10,926 12,158,589
15,425,713
Belgium — 0.2%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36 ................. 7,792 9,128,083
Anheuser-Busch InBev Worldwide, Inc.,
4.50%
,
06/01/50 ............ 13,656 15,494,328
House of Finance NV (The), 4.38%
,
07/15/26 ................. EUR 1,600 1,902,870
Solvay Finance SACA, (EUR Swap
Annual 5 Year + 3.70%), 5.42%
(c)(m)
4,690 6,050,355
Solvay SA, (EUR Swap Annual 5 Year +
2.98%), 2.50%
(c)(m)
........... 23,200 27,819,062
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 3,150,000
63,544,698
Brazil — 0.8%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
4,625 4,853,359
Azul Investments LLP, 5.88%
,
10/26/24
(a)
................ 6,177 5,409,878
Banco Bradesco SA, 3.20%
,
01/27/25
(a)
1,291 1,316,820
Banco do Brasil SA:
5.88%, 01/26/22
(a)
........... 5,020 5,197,269
4.75%, 03/20/24 ............ 315 332,785
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,677,031
Braskem Netherlands Finance BV:
4.50%, 01/10/28 ............ 5,102 5,240,009
5.88%, 01/31/50
(a)
........... 10,000 10,020,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(c)
.. 11,992 13,610,920
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(c)
... 2,967 3,367,545
BRF GmbH:
4.35%, 09/29/26
(a)
........... 10,946 11,195,706
4.35%, 09/29/26 ............ 904 924,622
BRF SA:
4.88%, 01/24/30
(a)
........... 2,000 2,038,050
4.88%, 01/24/30 ............ 2,775 2,827,794
5.75%, 09/21/50
(a)
........... 10,790 10,586,609
Embraer Netherlands Finance BV:
5.40%, 02/01/27 ............ 3,232 3,369,118
6.95%, 01/17/28
(a)
........... 8,407 9,208,187
Embraer Overseas Ltd., 5.70%
,
09/16/23 ................. 4,558 4,784,476
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(k)
............... 2,589 2,131,666
Gol Finance SA, 7.00%
,
01/31/25
(a)
.. 20,152 16,411,285
Itau Unibanco Holding SA
(a)
:
2.90%, 01/24/23 ............ 18,000 18,360,000
5.13%, 05/13/23 ............ 1,424 1,503,246
3.25%, 01/24/25 ............ 13,928 14,196,114
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 10,676 10,142,200
Odebrecht Offshore Drilling Finance
Ltd., 0.95%
,
(0.95% Cash or 7.72%
PIK), 12/01/26
(a)(n)
........... 4 672
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(n)
............. 27,193 28,416,685

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
Petrobras Global Finance BV:
4.38%, 05/20/23 ............ USD 1,271 $ 1,331,055
6.25%, 03/17/24 ............ 3,623 4,011,340
4.75%, 01/14/25 ............ EUR 899 1,161,001
5.30%, 01/27/25 ............ USD 17,395 19,091,012
7.38%, 01/17/27 ............ 1,062 1,258,470
6.00%, 01/27/28 ............ 388 425,345
5.09%, 01/15/30 ............ 20,211 20,997,208
5.60%, 01/03/31 ............ 19,283 20,324,282
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 9,798 10,287,900
Simpar Europe SA, 5.20%
,
01/26/31
(a)
14,435 14,137,278
Suzano Austria GmbH, 3.75%
,
01/15/31 ................. 5,628 5,810,347
Usiminas International SARL, 5.88%
,
07/18/26
(a)
................ 900 948,094
Vale Overseas Ltd., 3.75%
,
07/08/30 14,286 14,856,011
305,761,639
Canada — 0.3%
1011778 BC ULC
(a)
:
5.75%, 04/15/25 ............ 4,403 4,678,187
3.88%, 01/15/28 ............ 605 611,498
4.38%, 01/15/28 ............ 718 721,389
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
8,857 8,887,291
ARI FCP Investments LP
(b)(c)
:
(LIBOR USD 1 Month + 2.90%),
3.00%, 01/06/25 .......... 6,750 6,699,135
(LIBOR USD 1 Month + 2.90%),
3.00%, 01/30/25 .......... 3,103 3,072,112
Bombardier, Inc.
(a)
:
8.75%, 12/01/21 ............ 12,045 12,637,253
5.75%, 03/15/22 ............ 10,075 10,503,187
6.00%, 10/15/22 ............ 2,520 2,520,000
6.13%, 01/15/23 ............ 844 878,815
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27
(a)
........... 18,458 19,265,538
GFL Environmental, Inc., 5.13%
,
12/15/26
(a)
................ 268 282,405
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(b)
......... 24,346 24,346,488
Mattamy Group Corp.
(a)
:
5.25%, 12/15/27 ............ 7,355 7,695,169
4.63%, 03/01/30 ............ 7,794 7,741,624
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 6,420,480
116,960,571
Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3
Month + 5.00%), 6.00%
,
02/12/23
(a)(c)
7,225 7,243,426
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(l)
........... 3,761 2,763,261
10,006,687
Chile — 0.2%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 445 434,587
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29
(a)
........... 6,175 6,712,534
4.20%, 01/29/30 ............ 596 642,376
Colbun SA, 3.15%
,
03/06/30
(a)
..... 2,646 2,707,189
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 605 638,086
Security
Par (000)
Par (000) Value
Chile (continued)
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(a)
................ USD 9,000 $ 9,995,625
GNL Quintero SA, 4.63%
,
07/31/29 .. 2,319 2,526,551
Inversiones CMPC SA, 4.38%
,
05/15/23
(a)
................ 3,000 3,155,625
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 18,354 19,524,067
4.70%, 01/22/28 ............ 5,860 5,977,200
Latam Finance Ltd.
(f)(j)
:
6.88%, 04/11/24
(a)
........... 1,697 1,400,025
6.88%, 04/11/24 ............ 3,000 2,475,000
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 5,804 6,115,965
VTR Comunicaciones SpA
(a)
:
5.13%, 01/15/28 ............ 1,377 1,437,072
4.38%, 04/15/29 ............ 12,839 12,871,097
76,612,999
China — 2.0%
21Vianet Group, Inc., 7.88%
,
10/15/21 5,025 5,112,937
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(c)(m)
......... 2,400 2,436,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(c)(m)
........ 2,300 2,402,781
6.05%, 10/13/25 ............ 2,190 2,264,597
ANLLIAN Capital Ltd., 0.00%
,
02/05/25
(k)(l)
................ EUR 8,300 12,551,232
Baozun, Inc., 1.63%
,
05/01/24
(k)
.... USD 2,577 2,655,921
Beijing Environment Bvi Co. Ltd.,
5.30%
,
10/18/21 ............ 7,725 7,845,703
Bi Hai Co. Ltd., 6.25%
,
03/05/22 .... 2,290 1,728,234
Bright Scholar Education Holdings Ltd.,
7.45%
,
07/31/22 ............ 200 207,437
CCTI Ltd., 3.63%
,
08/08/22 ....... 18,215 18,448,380
Central China Real Estate Ltd.:
6.88%, 08/08/22 ............ 200 194,937
7.25%, 04/24/23 ............ 400 378,000
7.25%, 08/13/24 ............ 1,880 1,624,438
Central Huijin Investment Ltd., 3.83%
,
05/22/24 ................. CNY 120,000 18,410,129
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21
(f)(j)
.......... USD 1,427 545,382
7.13%, 04/08/22 ............ 300 111,281
8.60%, 04/08/24
(f)(j)
.......... 2,617 967,472
China Aoyuan Group Ltd.:
7.50%, 05/10/21 ............ 200 199,994
8.50%, 01/23/22 ............ 200 202,937
7.95%, 02/19/23 ............ 16,782 17,327,415
6.35%, 02/08/24 ............ 6,200 6,213,563
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31 ............ 1,872 1,849,820
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(b)(f)(j)
... CNY 2,990 —
China Conch Venture Holdings
International Ltd., 0.00%
,
09/05/23
(k)
(l)
....................... HKD 51,000 7,523,245
China Construction Bank Corp.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.88%), 4.25%, 02/27/29 .... USD 8,470 9,144,953

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.15%), 2.45%, 06/24/30 .... USD 20,050 $ 20,400,875
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.87%
,
09/28/30
(c)
7,800 7,907,754
China Education Group Holdings Ltd.,
2.00%
,
03/28/24
(k)
........... HKD 73,000 11,107,378
China Evergrande Group:
9.50%, 04/11/22 ............ USD 200 192,125
11.50%, 01/22/23 ........... 770 724,281
10.00%, 04/11/23 ........... 4,707 4,324,556
7.50%, 06/28/23 ............ 4,000 3,456,250
12.00%, 01/22/24 ........... 10,635 9,853,992
10.50%, 04/11/24 ........... 200 178,063
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(c)(m)
...... 14,775 15,199,781
China Oil & Gas Group Ltd., 5.50%
,
01/25/23 ................. 200 206,375
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(c)(m)
................. 11,945 12,378,006
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ............ 7,200 7,409,250
7.38%, 04/09/24 ............ 4,549 4,678,362
China Southern Power Grid Co. Ltd.,
3.85%
,
07/17/24 ............ CNY 20,000 3,071,211
Chinalco Capital Holdings Ltd.:
4.25%, 04/21/22 ............ USD 11,875 12,086,523
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.79%), 4.10%
(c)(m)
......... 6,285 6,524,616
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(c)(m)
250 261,406
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ............ 500 530,625
6.45%, 11/07/24 ............ 200 212,562
5.25%, 05/13/26 ............ 4,220 4,330,712
CITIC Ltd., 2.85%
,
02/25/30 ...... 9,010 8,928,347
CMB International Leasing
Management Ltd.:
2.00%, 02/04/26 ............ 4,030 3,976,865
2.75%, 08/12/30 ............ 8,399 8,049,916
Coastal Emerald Ltd.:
3.95%, 08/01/22 ............ 6,010 6,097,070
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
7.45%), 4.30%
(c)(m)
......... 10,420 10,615,375
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ............ 200 213,875
5.40%, 05/27/25 ............ 6,665 7,181,538
6.15%, 09/17/25 ............ 200 221,687
2.70%, 07/12/26 ............ 4,920 4,864,650
3.30%, 01/12/31 ............ 7,410 7,002,450
Easy Tactic Ltd.:
9.13%, 07/28/22 ............ 200 199,313
8.13%, 02/27/23 ............ 200 191,000
8.63%, 02/27/24 ............ 6,600 6,121,500
European TopSoho SARL, 4.00%
,
09/21/21
(f)(j)(k)
............... EUR 7,600 7,381,795
Security
Par (000)
Par (000) Value
China (continued)
Fantasia Holdings Group Co. Ltd.:
6.95%, 12/17/21 ............ USD 3,180 $ 3,154,385
11.75%, 04/17/22 ........... 2,120 2,160,704
7.95%, 07/05/22 ............ 5,938 5,746,871
9.88%, 10/19/23 ............ 4,695 4,337,006
Fortune Star BVI Ltd.:
6.75%, 07/02/23 ............ 400 419,125
5.95%, 10/19/25 ............ 5,165 5,397,425
5.05%, 01/27/27 ............ 1,640 1,644,592
Gemdale Ever Prosperity Investment
Ltd., 4.95%
,
07/26/22 ......... 200 202,520
GLP China Holdings Ltd., 2.95%
,
03/29/26 ................. 9,595 9,552,362
Golden Eagle Retail Group Ltd., 4.63%
,
05/21/23
(a)
................ 200 203,000
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ............ 200 189,375
5.60%, 11/13/22 ............ 200 177,625
6.25%, 12/16/22 ............ 210 201,009
Haidilao International Holding Ltd.,
2.15%
,
01/14/26 ............ 6,780 6,700,951
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24 .. 200 208,500
Hilong Holding Ltd., 8.25%
,
09/26/22
(f)(j)
2,275 1,728,289
Hopson Development Holdings Ltd.,
7.50%
,
06/27/22 ............ 300 306,281
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(f)(j)
................ 3,193 1,228,307
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(c)(m)
......... 2,083 2,145,490
4.50%, 05/29/29 ............ 14,204 14,971,904
3.63%, 09/30/30 ............ 8,120 8,018,500
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 ............ 19,500 20,159,243
3.88%, 11/13/29 ............ 13,985 14,142,331
Huarong Finance II Co. Ltd., 5.00%
,
11/19/25 .................. 6,731 7,395,686
Jingrui Holdings Ltd., 9.45%
,
04/23/21 7,000 6,925,625
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 ............ 1,266 1,290,133
11.95%, 10/22/22 ........... 6,200 6,504,188
11.50%, 01/30/23 ........... 200 206,688
10.88%, 07/23/23 ........... 6,115 6,348,134
9.38%, 06/30/24 ............ 11,148 10,716,015
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(c)(m)
................. 4,946 4,349,389
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(f)(j)
................ 6,000 4,190,625
KWG Group Holdings Ltd.:
7.88%, 08/09/21 ............ 200 202,938
7.88%, 09/01/23 ............ 200 206,250
7.40%, 03/05/24 ............ 200 209,687
6.30%, 02/13/26 ............ 1,470 1,448,428
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(c)(m)
................. 7,900 8,114,781
Logan Group Co. Ltd.:
6.50%, 07/16/23 ............ 400 410,000
5.25%, 10/19/25 ............ 3,355 3,476,619
4.85%, 12/14/26 ............ 200 202,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
Longfor Group Holdings Ltd., 3.95%
,
09/16/29 ................. USD 5,470 $ 5,728,116
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(k)
................ 11,860 12,290,557
Meituan Dianping, 3.05%
,
10/28/30 . 5,345 5,198,013
Modern Land China Co. Ltd., 9.80%
,
04/11/23 .................. 490 467,950
New Metro Global Ltd., 4.80%
,
12/15/24 ................. 2,910 2,931,825
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/24/49
(f)(j)
................ HKD 8,000 102,906
Ocean Laurel Co. Ltd., 2.38%
,
10/20/25 USD 4,345 4,281,183
Pearl Holding III Ltd., 9.50%
,
12/11/22 7,000 2,117,289
PetroChina Co. Ltd.:
3.66%, 02/22/24 ............ CNY 60,000 9,179,360
3.96%, 04/23/24 ............ 100,000 15,394,136
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22 ............ USD 5,860 6,107,219
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 9,232 1,751,195
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ............ 300 310,219
7.30%, 01/13/25 ............ 1,340 1,292,681
RKPF Overseas 2019 A Ltd., 6.70%
,
09/30/24 ................. 200 212,625
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26 ................. 3,430 3,467,516
Rongshi International Finance Ltd.,
3.75%
,
05/21/29 ............ 17,935 19,039,123
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ........... 2,830 2,865,375
5.50%, 02/01/22 ............ 7,500 7,406,221
8.75%, 10/25/22 ............ 5,260 5,266,575
8.95%, 01/22/23 ............ 1,280 1,283,600
Scenery Journey Ltd.:
11.50%, 10/24/22 ........... 4,630 4,233,556
13.00%, 11/06/22 ........... 200 186,375
Seazen Group Ltd.:
6.45%, 06/11/22 ............ 200 205,437
6.00%, 08/12/24 ............ 2,000 2,110,000
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%
,
08/09/22
(k)(l)
....... 737 858,963
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ............ 300 324,187
4.60%, 07/13/30 ............ 8,359 8,797,848
3.45%, 01/11/31 ............ 1,270 1,207,691
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ............ 300 308,156
6.15%, 08/24/24 ............ 2,760 2,872,988
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22 ............ 4,795 4,959,012
4.75%, 08/05/29 ............ 6,888 6,959,032
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ............ 200 206,063
7.95%, 10/11/23 ............ 200 211,250
5.95%, 04/26/24 ............ 1,400 1,415,764
6.65%, 08/03/24 ............ 6,400 6,564,000
Sunny Express Enterprises Corp.,
3.13%
,
04/23/30 ............ 9,475 9,537,332
Tencent Holdings Ltd., 3.24%
,
06/03/50 16,125 14,791,946
Times China Holdings Ltd.:
5.75%, 04/26/22 ............ 5,000 5,050,100
6.75%, 07/16/23 ............ 500 519,375
Security
Par (000)
Par (000) Value
China (continued)
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. USD 4,289 $ 4,066,508
Vanke Real Estate Hong Kong Co. Ltd.,
3.15%
,
05/12/25 ............ 13,800 14,287,312
Wanda Group Overseas Ltd., 7.50%
,
07/24/22 ................. 5,820 5,199,806
Weichai International Hong Kong
Energy Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%),
3.75%
(c)(m)
................. 6,329 6,427,891
Xiaomi Best Time International Ltd.,
0.00%
,
12/17/27
(k)(l)
.......... 1,700 1,806,250
Yango Justice International Ltd.:
10.00%, 02/12/23 ........... 300 307,969
7.50%, 02/17/25 ............ 2,628 2,463,750
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ............ 400 415,250
6.80%, 02/27/24 ............ 6,415 6,733,745
Yingde Gases Investment Ltd., 6.25%
,
01/19/23
(a)
................ 200 206,375
Yuzhou Group Holdings Co. Ltd.:
8.50%, 02/04/23 ............ 300 283,650
6.00%, 10/25/23 ............ 6,795 6,027,165
8.50%, 02/26/24 ............ 7,300 6,588,250
7.38%, 01/13/26 ............ 9,292 7,898,200
6.35%, 01/13/27 ............ 3,614 3,006,848
Zhenro Properties Group Ltd., 9.15%
,
05/06/23 ................. 6,555 6,862,266
ZhongAn Online P&C Insurance Co.
Ltd.:
3.13%, 07/16/25 ............ 4,550 4,586,969
3.50%, 03/08/26 ............ 7,800 7,934,062
Zhongsheng Group Holdings Ltd.,
3.00%
,
01/13/26 ............ 4,530 4,553,443
Zhou Hei Ya International Holdings Co.
Ltd., 1.00%
,
11/05/25
(k)
........ HKD 20,000 2,653,658
751,941,979
Colombia — 0.2%
Avianca Holdings SA
(a)(c)
:
Series FEB, (LIBOR USD 3 Month +
12.00%), 12.20%, 11/10/21 ... USD 885 893,129
(LIBOR USD 3 Month + 12.00%),
12.20%, 11/10/21 ......... 12,524 12,439,527
Bancolombia SA:
3.00%, 01/29/25 ............ 1,069 1,091,983
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.94%), 4.62%, 12/18/29
(c)
... 765 770,738
Geopark Ltd., 6.50%
,
09/21/24
(a)
... 2,573 2,667,075
Grupo Aval Ltd.:
4.75%, 09/26/22 ............ 4,000 4,170,000
4.38%, 02/04/30
(a)
........... 17,443 17,546,568
Millicom International Cellular SA:
6.63%, 10/15/26
(a)
........... 5,400 5,742,562
5.13%, 01/15/28
(a)
........... 1,229 1,291,254
5.13%, 01/15/28 ............ 2,500 2,625,992
4.50%, 04/27/31
(a)
........... 12,940 13,457,600
Oleoducto Central SA, 4.00%
,
07/14/27
(a)
................ 7,375 7,789,844
Promigas SA ESP:
3.75%, 10/16/29
(a)
........... 3,703 3,744,659
3.75%, 10/16/29 ............ 5,000 5,056,250

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ USD 1,245 $ 1,351,214
80,638,395
Congo, Democratic Republic of the — 0.1%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 13,649 14,450,879
Cyprus — 0.1%
ASG Finance Designated Activity Co.,
7.88%
,
12/03/24
(a)
........... 17,145 16,025,217
Denmark — 0.0%
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,500 4,298,919
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.12%
(c)(m)
1,400 1,742,421
6,041,340
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 6,511 6,749,058
Finland — 0.0%
Citycon OYJ, (EUR Swap Annual 5 Year
+ 4.71%), 4.50%
(c)(m)
.......... EUR 1,867 2,244,167
France — 1.1%
Accor SA, 0.70%
,
12/07/27
(k)
...... 2,765 1,756,337
Adevinta ASA:
2.63%, 11/15/25 ............ 1,181 1,422,907
3.00%, 11/15/27 ............ 1,861 2,253,322
Altice France SA:
2.50%, 01/15/25 ............ 10,887 12,449,282
2.13%, 02/15/25 ............ 11,519 13,035,540
7.38%, 05/01/26
(a)
........... USD 10,677 11,105,148
5.88%, 02/01/27 ............ EUR 23,026 28,757,759
8.13%, 02/01/27
(a)
........... USD 2,752 3,016,467
5.50%, 01/15/28
(a)
........... 2,960 3,033,230
4.13%, 01/15/29 ............ EUR 12,568 14,740,852
Archer Obligations SA, 0.00%
,
03/31/23
(k)(l)
................ 900 1,529,983
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(c)(m)
.......... 2,300 2,688,525
AXA SA, (EURIBOR 3 Month + 2.40%),
1.38%
,
10/07/41
(c)
........... 7,500 8,693,577
BNP Paribas SA:
(LIBOR USD 6 Month + 0.08%),
0.28%
(c)(m)
............... USD 1,090 932,277
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(c)(m)
............. 3,600 3,929,112
(USD Swap Semi 5 Year + 5.15%),
7.37%
(c)(m)
............... 5,800 6,728,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.34%), 4.62%
(a)(c)(m)
........ 7,493 7,446,169
2.82%, 01/26/41
(a)
........... 9,034 8,123,766
Burger King France SAS, 6.00%
,
05/01/24 ................. EUR 600 716,918
CAB SELAS, 3.38%
,
02/01/28 ..... 5,001 5,842,387
Carrefour SA, 0.00%
,
06/14/23
(k)(l)
... USD 2,600 2,544,152
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 10 Year +
1.00%), 0.77%
(c)(f)(m)
........ EUR 5,674 2,561,751
(EUR Swap Annual 5 Year +
3.82%), 3.99%
(c)(m)
......... 8,900 7,097,181
5.25%, 04/15/27 ............ 2,717 3,188,456
CGG SA, 7.75%
,
04/01/27 ....... 6,416 7,486,423
Security
Par (000)
Par (000) Value
France (continued)
CMA CGM SA:
6.50%, 07/15/22 ............ EUR 850 $ 1,011,942
5.25%, 01/15/25 ............ 3,000 3,581,707
7.50%, 01/15/26 ............ 5,073 6,491,963
Credit Agricole Assurances SA, (EUR
Swap Annual 5 Year + 4.50%),
4.25%
(c)(m)
................. 10,500 13,714,486
Credit Agricole SA:
(USD Swap Semi 5 Year + 4.32%),
6.87%
(a)(c)(m)
............. USD 1,600 1,776,000
(GBP Swap 5 Year + 4.54%),
7.50%
(c)(m)
............... GBP 3,713 6,034,587
2.81%, 01/11/41
(a)
........... USD 10,261 9,299,879
Credit Lyonnais SACA, Series TMO,
(BFRTMO - 0.30%), 0.00%
(c)(m)
... EUR 1,890 1,972,880
Faurecia SE:
3.75%, 06/15/28 ............ 2,311 2,875,833
2.38%, 06/15/29 ............ 1,147 1,368,626
Getlink SE, 3.50%
,
10/30/25 ...... 5,184 6,322,448
Goldstory SASU:
5.38%, 03/01/26 ............ 1,200 1,440,381
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(c)
......... 2,550 3,032,250
Korian SA, 0.88%
,
03/06/27
(k)
..... 3,692 2,444,711
Laboratoire Eimer Selas, 5.00%
,
02/01/29 ................. 996 1,184,210
Loxam SAS:
3.50%, 04/15/22 ............ 235 275,584
3.50%, 05/03/23 ............ 1,315 1,540,309
4.25%, 04/15/24 ............ 1,226 1,448,513
3.25%, 01/14/25 ............ 2,729 3,169,812
3.75%, 07/15/26 ............ 6,422 7,568,735
5.75%, 07/15/27 ............ 928 1,080,818
Novafives SAS, 5.00%
,
06/15/25 ... 2,547 2,778,425
Orano SA:
3.38%, 04/23/26 ............ 800 1,013,306
2.75%, 03/08/28 ............ 8,000 9,706,110
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%
,
11/30/23
(c)
9,398 11,005,495
Quatrim SASU, 5.88%
,
01/15/24 ... 1,021 1,252,926
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(c)
. 3,000 3,505,090
Renault SA, 2.38%
,
05/25/26 ...... 1,600 1,897,748
Rubis Terminal Infra SAS, 5.63%
,
05/15/25 ................. 8,542 10,543,608
Societe Generale SA
(c)
:
(USD Swap Semi 5 Year + 6.24%),
7.37%
(m)
................ USD 5,300 5,413,950
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(m)
............... 3,800 4,456,640
(USD Swap Rate 5 Year + 5.87%),
8.00%
(m)
................ 1,000 1,172,800
(USD Swap Semi 5 Year + 3.93%),
6.75%
(m)
................ 2,700 3,006,180
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(m)
......... 12,734 13,100,103
(EUR Swap Annual 5 Year +
1.60%), 1.00%, 06/30/31 .... EUR 27,700 32,281,351
SPIE SA, 2.63%
,
06/18/26 ....... 1,100 1,328,669
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. 3,321 4,220,510
TOTAL SE:
Series FP, 0.50%, 12/02/22
(k)
... USD 9,000 9,360,360

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
France (continued)
(EUR Swap Annual 5 Year +
2.15%), 2.62%
(c)(m)
......... EUR 7,155 $ 8,843,471
(EUR Swap Annual 5 Year +
3.35%), 3.37%
(c)(m)
......... 2,405 3,118,482
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.62%
(c)(m)
.... 4,185 4,908,731
Valeo SA, 0.00%
,
06/16/21
(k)(l)
..... USD 5,400 5,375,592
Veolia Environnement SA
(c)(m)
:
(EUR Swap Annual 5 Year +
2.71%), 2.25% ........... EUR 13,700 16,327,544
(EUR Swap Annual 5 Year +
2.84%), 2.50% ........... 21,500 25,109,576
418,441,862
Germany — 1.3%
ADLER Group SA:
3.25%, 08/05/25 ............ 10,000 12,227,978
2.75%, 11/13/26 ............ 1,500 1,795,040
2.25%, 01/14/29 ............ 1,000 1,124,209
ADLER Real Estate AG, 3.00%
,
04/27/26 ................. 4,400 5,391,301
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(c)(m)
...... 2,600 3,173,213
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(c)(m)
12,000 14,670,477
BASF SE, 0.93%
,
03/09/23
(k)
...... USD 3,500 3,528,035
Bayer AG:
1.38%, 07/06/32 ............ EUR 11,100 13,333,465
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74
(c)
... 2,070 2,581,440
(EURIBOR Swap Rate 5 Year +
2.65%), 2.37%, 11/12/79
(c)
... 9,800 11,701,393
(EUR Swap Annual 5 Year +
3.11%), 3.12%, 11/12/79
(c)
.... 7,200 8,778,645
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(c)
........... 7,500 9,108,291
Brenntag Finance BV, 1.88%
,
12/02/22
(k)
................ USD 3,250 3,724,077
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. EUR 1,565 1,858,216
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ............ 5,526 6,564,585
4.38%, 01/15/28 ............ 13,327 16,331,859
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(c)(m)
..... 6,200 7,773,788
Consus Real Estate AG, 9.63%
,
05/15/24 ................. 1,427 1,764,063
Conti-Gummi Finance BV, 2.13%
,
11/27/23 .................. 2,900 3,581,822
Continental AG, 2.50%
,
08/27/26 ... 3,050 3,970,598
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 8,600 9,732,237
Deutsche Bank AG, (SOFR + 2.76%),
3.73%
,
01/14/32
(c)
........... USD 8,338 8,084,800
Deutsche Lufthansa AG:
2.88%, 02/11/25 ............ EUR 200 232,842
3.75%, 02/11/28 ............ 2,300 2,693,839
Deutsche Pfandbriefbank AG, 4.60%
,
02/22/27 ................. 700 853,929
Fraport AG Frankfurt Airport Services
Worldwide:
2.13%, 07/09/27 ............ 15,286 18,752,455
1.88%, 03/31/28 ............ 57,915 69,037,551
Security
Par (000)
Par (000) Value
Germany (continued)
Fresenius Finance Ireland plc, 0.88%
,
10/01/31 ................. EUR 7,220 $ 8,401,699
Fresenius Medical Care US Finance III,
Inc., 2.38%
,
02/16/31
(a)
........ USD 10,000 9,539,733
HT Troplast GmbH, 9.25%
,
07/15/25 . EUR 1,043 1,331,679
IHO Verwaltungs GmbH
(n)
:
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 ............... 2,928 3,493,961
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(c)
.............. 4,293 5,185,222
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 800 839,304
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.87%
(c)(m)
EUR 2,800 3,422,927
KION Group AG, 1.63%
,
09/24/25 .. 10,000 12,193,148
Nidda BondCo GmbH:
5.00%, 09/30/25 ............ 2,521 2,984,521
7.25%, 09/30/25 ............ 1,494 1,813,247
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 21,584 25,421,313
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 1,520 1,808,954
4.38%, 11/15/25 ............ 1,470 1,794,895
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25 ................. 3,300 3,996,069
Platin 1426 GmbH, 5.38%
,
06/15/23 . 1,000 1,182,335
ProGroup AG, 3.00%
,
03/31/26 .... 500 593,924
Renk AG/Frankfurt am Main, 5.75%
,
07/15/25 ................. 1,265 1,548,664
Schaeffler AG, 3.38%
,
10/12/28 .... 2,300 2,946,702
Summit Properties Ltd., 2.00%
,
01/31/25 ................. 1,800 2,074,975
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26 ........ 7,735 9,410,991
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25 ........ 989 1,144,143
thyssenkrupp AG:
1.88%, 03/06/23 ............ 4,610 5,408,234
2.88%, 02/22/24 ............ 12,629 15,080,756
2.50%, 02/25/25 ............ 294 352,531
Traton Finance Luxembourg SA:
0.75%, 03/24/29 ............ 10,700 12,613,114
1.25%, 03/24/33 ............ 5,100 5,999,813
Vertical Holdco GmbH, 6.63%
,
07/15/28 2,100 2,635,525
Vertical Midco GmbH:
4.38%, 07/15/27 ............ 7,016 8,640,692
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(c)
......... 6,720 8,018,454
Vertical US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 14,538 15,219,469
Volkswagen International Finance NV:
(EUR Swap Annual 5 Year +
2.54%), 2.70%
(c)(m)
......... EUR 7,800 9,421,472
(EUR Swap Annual 5 Year +
3.75%), 3.50%
(c)(m)
......... 4,800 6,015,951
(EUR Swap Annual 9 Year +
3.96%), 3.88%
(c)(m)
......... 2,200 2,817,785
4.13%, 11/16/38 ............ 3,800 6,087,697
ZF Europe Finance BV:
2.00%, 02/23/26 ............ 1,400 1,654,093
2.50%, 10/23/27 ............ 2,100 2,519,351
ZF Finance GmbH:
3.00%, 09/21/25 ............ 8,200 10,139,354
2.75%, 05/25/27 ............ 3,500 4,241,859

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Germany (continued)
3.75%, 09/21/28 ............ EUR 25,800 $ 32,977,883
493,342,587
Ghana — 0.0%
Tullow Oil plc, 7.00%
,
03/01/25
(a)
... USD 489 400,827
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 161 172,069
Public Power Corp. SA, 3.88%
,
03/30/26 ................. EUR 2,059 2,455,594
2,627,663
Guatemala — 0.1%
Banco Industrial SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.44%), 4.88%
,
01/29/31
(a)
(c)
...................... USD 5,503 5,644,014
Central American Bottling Corp.:
5.75%, 01/31/27
(a)
........... 9,671 10,239,171
5.75%, 01/31/27 ............ 1,366 1,446,253
Energuate Trust, 5.88%
,
05/03/27
(a)
. 5,231 5,519,228
22,848,666
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 1,129 1,100,277
Hong Kong — 0.2%
Bank of East Asia Ltd. (The)
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87%
(m)
.......... 400 426,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83%
(m)
.......... 1,645 1,763,749
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.75%), 4.00%, 05/29/30 .... 14,945 15,561,481
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(c)(m)
...... 2,067 2,025,014
Melco Resorts Finance Ltd.:
4.88%, 06/06/25 ............ 2,602 2,671,929
5.25%, 04/26/26 ............ 400 412,625
5.63%, 07/17/27 ............ 200 209,000
5.38%, 12/04/29
(a)
........... 1,909 2,011,608
Nanyang Commercial Bank Ltd.
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.21%), 5.00%
(m)
.......... 400 409,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.18%), 3.80%, 11/20/29 ..... 10,091 10,579,783
NWD MTN Ltd., 4.13%
,
07/18/29 ... 11,000 11,247,500
REXLot Holdings Ltd.
(f)(j)(k)
:
6.00%, 04/28/17 ............ HKD 1,103 44,153
4.50%, 04/17/19 ............ 15,091 19,412
Sino Biopharmaceutical Ltd., 0.00%
,
02/17/25
(k)(l)
................ EUR 9,567 11,000,446
Wheelock MTN BVI Ltd., 2.38%
,
01/25/26 ................. USD 9,740 9,729,023
68,112,473
India — 0.3%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 ............ 400 431,375
Security
Par (000)
Par (000) Value
India (continued)
5.45%, 01/24/28 ............ USD 200 $ 205,950
Adani Electricity Mumbai Ltd.:
3.95%, 02/12/30
(a)
........... 247 248,621
3.95%, 02/12/30 ............ 10,951 11,022,866
Adani Green Energy UP Ltd., 6.25%
,
12/10/24
(a)
................ 200 220,187
Adani Transmission Ltd.:
4.00%, 08/03/26 ............ 7,159 7,638,939
4.25%, 05/21/36 ............ 11,234 11,584,614
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24 ............ 200 211,438
Bharti Airtel International Netherlands
BV, 5.35%
,
05/20/24 ......... 6,071 6,687,753
Bharti Airtel Ltd., 3.25%
,
06/03/31 ... 7,625 7,424,308
GMR Hyderabad International Airport
Ltd.:
4.75%, 02/02/26 ............ 1,250 1,253,125
4.25%, 10/27/27 ............ 200 190,688
Greenko Dutch BV:
5.25%, 07/24/24 ............ 200 207,375
3.85%, 03/29/26 ............ 200 200,687
Greenko Mauritius Ltd., 6.25%
,
02/21/23 ................. 200 205,687
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ............ 200 205,000
5.95%, 07/29/26 ............ 200 213,375
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26 ................. 400 418,500
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 12,211 12,684,176
Muthoot Finance Ltd.:
6.13%, 10/31/22
(a)
........... 6,051 6,270,349
4.40%, 09/02/23 ............ 200 202,875
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(c)(m)
..... 400 422,375
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 2,355 2,484,525
REC Ltd.:
3.88%, 07/07/27 ............ 1,906 1,998,918
4.63%, 03/22/28 ............ 1,076 1,151,656
ReNew Power Ltd., 6.45%
,
09/27/22 . 200 207,250
ReNew Power Synthetic:
6.67%, 03/12/24
(a)
........... 200 210,125
6.67%, 03/12/24 ............ 8,000 8,405,000
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ............ 1,573 1,611,342
5.10%, 07/16/23 ............ 1,477 1,500,540
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ............ 3,400 3,103,724
13.88%, 01/21/24 ........... 600 647,437
8.95%, 03/11/25
(a)
........... 25,412 24,281,166
Videocon Industries Ltd., 2.84%
,
12/31/20
(d)(f)(j)(k)
.............. 735 219,197
113,971,143
Indonesia — 0.1%
Alam Synergy Pte. Ltd., 6.63%
,
04/24/22 ................. 200 178,313
Global Prime Capital Pte. Ltd., 5.50%
,
10/18/23 ................. 200 203,188
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 6,316 7,361,621
Majapahit Holding BV, 7.88%
,
06/29/37 4,650 6,386,484
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25 ................. 200 208,750

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Indonesia (continued)
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(a)
........... USD 16,121 $ 17,551,739
4.85%, 10/14/38 ............ 14,450 15,732,437
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(a)
... 181 202,544
Theta Capital Pte. Ltd., 6.75%
,
10/31/26 ................. 200 192,125
48,017,201
Ireland — 0.2%
AIB Group plc
(c)
:
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(m)
.......... EUR 3,196 3,940,032
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(m)
.......... 15,075 19,822,637
(EUR Swap Annual 5 Year +
3.30%), 2.87%, 05/30/31 .... 16,500 20,510,213
Bank of Ireland Group plc
(c)
:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.12%, 09/19/27 .......... GBP 6,800 9,556,045
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.12%, 09/19/27 .... USD 5,725 5,839,958
C&W Senior Financing DAC, 6.88%
,
09/15/27 ................. 940 1,002,275
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 14,191 20,150,624
80,821,784
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(c)
............... USD 6,689 6,806,057
Energean Israel Finance Ltd.
(a)
:
4.50%, 03/30/24 ............ 425 427,201
4.88%, 03/30/26 ............ 2,760 2,782,080
5.88%, 03/30/31 ............ 13,590 13,583,205
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
13,807 14,458,184
Teva Pharmaceutical Finance
Netherlands II BV:
6.00%, 01/31/25 ............ EUR 300 387,321
4.50%, 03/01/25 ............ 2,500 3,083,834
1.88%, 03/31/27 ............ 4,321 4,742,617
1.63%, 10/15/28 ............ 1,021 1,083,955
47,354,454
Italy — 0.8%
Assicurazioni Generali SpA, (EURIBOR
3 Month + 5.35%), 5.50%
,
10/27/47
(c)
................ 2,749 3,941,037
Atlantia SpA, 1.88%
,
02/12/28 ..... 4,473 5,299,033
Autostrade per l'Italia SpA:
5.88%, 06/09/24 ............ 6,100 8,233,801
1.88%, 11/04/25 ............ 400 482,552
1.75%, 02/01/27 ............ 700 838,293
2.00%, 12/04/28 ............ 13,326 15,989,456
1.88%, 09/26/29 ............ 8,960 10,647,183
2.00%, 01/15/30 ............ 5,540 6,585,400
Brunello Bidco SpA, (EURIBOR 3
Month + 3.75%), 3.75%
,
02/15/28
(c)
4,600 5,391,723
Centurion Bidco SpA, 5.88%
,
09/30/26 5,374 6,562,114
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(c)
..... 2,581 3,030,878
Security
Par (000)
Par (000) Value
Italy (continued)
Eni SpA, Series NC5., (EUR Swap
Annual 5 Year + 3.45%), 2.62%
(c)(m)
EUR 6,360 $ 7,788,569
Gamma Bidco SpA, 6.25%
,
07/15/25 2,554 3,120,569
Intesa Sanpaolo SpA:
2.13%, 05/26/25 ............ 7,500 9,436,512
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(c)(m)
............. USD 7,300 8,285,500
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(c)(m)
......... EUR 8,435 12,105,493
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(c)(m)
......... 1,250 1,587,592
(EUR Swap Annual 5 Year +
4.27%), 4.13%
(c)(m)
......... 2,800 3,127,591
5.15%, 06/10/30 ............ GBP 6,100 9,380,383
2.93%, 10/14/30 ............ EUR 9,400 11,680,087
1.35%, 02/24/31 ............ 23,170 26,686,014
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(c)(m)
......... 9,625 12,655,815
Nexi SpA, 0.00%
,
02/24/28
(k)(l)
..... 13,400 14,941,149
Rekeep SpA, 7.25%
,
02/01/26 ..... 3,564 4,465,799
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(c)
......... 1,858 2,181,056
6.75%, 10/30/25 ............ 8,855 10,981,353
Sisal Group SpA, 7.00%
,
07/31/23 .. 2,887 3,442,821
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(c)
........... 100 125,186
Sofima Holding SpA:
3.75%, 01/15/28 ............ 1,907 2,250,316
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(c)
......... 2,730 3,226,122
Telecom Italia Capital SA:
6.38%, 11/15/33 ............ USD 3,455 4,066,742
7.72%, 06/04/38 ............ 6,180 8,242,575
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 6,454 11,102,237
Telecom Italia SpA:
1.13%, 03/26/22
(k)
........... 2,100 2,466,191
3.25%, 01/16/23 ............ 800 985,839
4.00%, 04/11/24 ............ 5,451 6,894,983
2.75%, 04/15/25 ............ 2,798 3,443,635
3.00%, 09/30/25 ............ 800 1,005,336
2.88%, 01/28/26 ............ 1,200 1,486,589
1.63%, 01/18/29 ............ 3,595 4,118,858
UniCredit SpA
(c)
:
(EUR Swap Annual 5 Year +
6.10%), 6.75%
(m)
.......... 1,200 1,436,384
(EUR Swap Annual 5 Year +
9.30%), 9.25%
(m)
.......... 2,816 3,590,669
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(m)
.......... 9,200 11,598,003
(USD Swap Semi 5 Year + 5.18%),
8.00%
(m)
................ USD 6,200 6,913,000
(EUR Swap Annual 5 Year +
4.93%), 5.37%
(m)
.......... EUR 3,800 4,708,128
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(m)
.......... 8,600 11,925,773
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 1,400 1,793,645
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 1,400 1,643,832
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 3,400 4,062,777

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Italy (continued)
Unione di Banche Italiane SpA
(c)
:
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(m)
.......... EUR 1,000 $ 1,265,050
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29 .... 1,300 1,716,562
Unipol Gruppo SpA, 3.25%
,
09/23/30 4,775 5,922,664
314,858,869
Jamaica — 0.0%
(a)
Digicel Group 0.5 Ltd., 0.00%
,
(0.00%
Cash or 8.00% PIK), 04/01/25
(n)
.. USD 4,674 3,620,640
Digicel Holdings Bermuda Ltd.:
8.75%, 05/25/24 ............ 4,843 4,976,525
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(n)
.......... 2,568 2,524,669
8.00%, 12/31/26
(b)
........... 1,933 1,836,813
Digicel Ltd., 6.75%
,
03/01/23 ...... 1,198 1,083,815
14,042,462
Japan — 0.5%
HIS Co. Ltd., 0.00%
,
11/15/24
(k)(l)
... JPY 440,000 3,455,340
Mitsubishi Chemical Holdings Corp.
(k)(l)
:
0.00%, 03/30/22 ............ 1,560,000 14,110,093
0.00%, 03/29/24 ............ 420,000 3,931,632
Nippon Life Insurance Co., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
2.75%
,
01/21/51
(c)
........... USD 7,225 6,854,719
Nissan Motor Co. Ltd.:
3.52%, 09/17/25
(a)
........... 12,185 12,907,951
2.65%, 03/17/26 ............ EUR 10,580 13,449,145
3.20%, 09/17/28 ............ 3,425 4,479,198
4.81%, 09/17/30
(a)
........... USD 10,000 10,967,862
Rohm Co. Ltd., 0.00%
,
12/05/24
(k)(l)
.. JPY 280,000 2,855,937
SBI Holdings, Inc., 0.00%
,
09/13/23
(k)(l)
530,000 5,157,598
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%
,
01/25/23
(c)
(k)
...................... USD 1,900 1,862,950
SoftBank Group Corp.:
5.38%, 07/30/22 ............ 796 829,830
4.00%, 04/20/23 ............ EUR 7,128 8,771,439
(USD Swap Rate 5 Year + 4.23%),
6.00%
(c)(m)
............... USD 23,958 24,017,895
4.75%, 09/19/24 ............ 1,400 1,504,865
4.50%, 04/20/25 ............ EUR 789 1,012,873
4.75%, 07/30/25 ............ 4,809 6,252,812
6.00%, 07/30/25 ............ USD 700 776,518
3.13%, 09/19/25 ............ EUR 7,700 9,357,933
(USD Swap Rate 5 Year + 4.85%),
6.87%
(c)(m)
............... USD 1,000 1,013,000
5.00%, 04/15/28 ............ EUR 16,981 22,452,605
4.00%, 09/19/29 ............ 20,829 26,040,494
Takeda Pharmaceutical Co. Ltd.:
2.00%, 07/09/40 ............ 10,020 12,563,656
3.18%, 07/09/50 ............ USD 6,810 6,504,201
201,130,546
Jersey — 0.1%
LHC3 plc, 4.13%
,
(4.13% Cash or
9.00% PIK), 08/15/24
(n)
........ EUR 22,695 27,013,416
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)
........... USD 4,615 4,723,453
Security
Par (000)
Par (000) Value
Kuwait — 0.2%
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(c)(m)
................. USD 200 $ 210,975
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(c)(m)
..... 6,400 6,334,000
Equate Petrochemical BV:
4.25%, 11/03/26
(a)
........... 5,348 5,825,978
4.25%, 11/03/26 ............ 3,000 3,268,125
MEGlobal Canada ULC:
5.00%, 05/18/25
(a)
........... 10,370 11,526,903
5.00%, 05/18/25 ............ 23,325 25,927,195
5.88%, 05/18/30
(a)
........... 6,055 7,296,275
5.88%, 05/18/30 ............ 9,100 10,965,500
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(c)(m)
19,502 19,384,793
90,739,744
Luxembourg — 0.5%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 8,515 9,740,495
7.50%, 05/15/26
(a)
........... USD 18,292 19,115,140
3.00%, 01/15/28 ............ EUR 6,475 7,260,528
5.00%, 01/15/28
(a)
........... USD 3,200 3,159,792
Altice France Holding SA:
8.00%, 05/15/27
(a)
........... EUR 1,120 1,425,065
8.00%, 05/15/27 ............ 1,237 1,573,934
ArcelorMittal SA, 1.75%
,
11/19/25 ... 10,675 13,017,813
Cidron Aida Finco Sarl:
5.00%, 04/01/28 ............ 2,096 2,488,704
6.25%, 04/01/28 ............ GBP 3,250 4,525,255
Dragon Aviation Finance Luxembourg
SA, 4.00%
,
11/28/22 ......... USD 3,102 3,222,712
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 8,866 10,745,338
7.75%, 11/01/25 ............ GBP 11,001 15,670,551
INEOS Finance plc, 3.38%
,
03/31/26 EUR 7,534 9,078,105
Intelsat Jackson Holdings SA, 9.50%
,
09/30/22
(a)(d)
............... USD 2,000 2,370,000
Kleopatra Finco SARL, 4.25%
,
03/01/26 ................. EUR 100 117,097
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26 ................. 4,200 4,750,490
LHMC Finco 2 SARL
(n)
:
0.00%, (0.00% Cash or 8.00% PIK),
10/02/25 ............... 2,154 2,146,088
7.25%, (7.25% Cash or 8.00% PIK),
10/02/25 ............... 1,393 1,387,743
Matterhorn Telecom SA:
3.13%, 09/15/26 ............ 700 816,203
4.00%, 11/15/27 ............ 6,094 7,260,062
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 1,400 1,797,749
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 7,198 8,683,776
SES SA:
(EUR Swap Annual 5 Year +
4.66%), 4.62%
(c)(m)
......... 11,425 13,749,744
(EUR Swap Annual 5 Year +
5.40%), 5.63%
(c)(m)
......... 5,821 7,515,059
2.00%, 07/02/28 ............ 6,871 8,768,965
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 5,683 7,164,211

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. EUR 24,126 $ 29,763,774
197,314,393
Macau — 0.1%
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ............ USD 1,065 1,107,267
4.85%, 01/27/28 ............ 680 710,294
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... 941 969,818
5.88%, 05/15/26
(a)
........... 948 992,437
5.88%, 05/15/26 ............ 400 418,750
Sands China Ltd., 4.38%
,
06/18/30 .. 13,016 13,784,465
Wynn Macau Ltd.:
4.88%, 10/01/24 ............ 200 202,563
4.88%, 10/01/24
(a)
........... 2,543 2,575,582
5.50%, 01/15/26 ............ 1,390 1,445,600
5.50%, 10/01/27
(a)
........... 327 339,671
5.50%, 10/01/27 ............ 200 207,750
5.13%, 12/15/29
(a)
........... 2,352 2,399,040
25,153,237
Malaysia — 0.1%
Cindai Capital Ltd., 0.00%
,
02/08/23
(k)(l)
25,238 25,605,065
Petronas Capital Ltd., 3.50%
,
04/21/30
(a)
................ 518 553,250
Tenaga Nasional Bhd., 7.50%
,
01/15/96 6,050 7,333,176
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,433,984
34,925,475
Mauritius — 0.0%
India Green Power Holdings, 4.00%
,
02/22/27 ................. 4,270 4,268,666
Mexico — 0.6%
Alfa SAB de CV:
6.88%, 03/25/44
(a)
........... 2,750 3,394,531
6.88%, 03/25/44 ............ 719 887,516
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
440 433,510
Alpha Holding SA de CV, 9.00%
,
02/10/25
(a)
................ 12,173 8,677,067
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. 10,148 10,595,146
Banco Mercantil del Norte SA
(a)(c)(m)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.04%), 6.87% ........... 3,000 3,063,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 3,700 3,835,235
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(c)
................ 4,438 4,561,432
Cemex SAB de CV:
3.13%, 03/19/26 ............ EUR 3,636 4,374,533
5.45%, 11/19/29 ............ USD 2,889 3,143,232
5.20%, 09/17/30
(a)
........... 8,758 9,436,745
3.88%, 07/11/31
(a)
........... 11,222 10,958,283
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 ................. 170 155,603
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 1,400 1,627,500
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
16,005 16,765,237
FEL Energy VI SARL, 5.75%
,
12/01/40 23,298 23,763,960
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 9,323 9,159,848
Security
Par (000)
Par (000) Value
Mexico (continued)
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(c)
(m)
...................... USD 2,026 $ 2,142,495
Grupo KUO SAB de CV, 5.75%
,
07/07/27
(a)
................ 8,446 8,860,382
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 845 867,181
Infraestructura Energetica Nova SAB
de CV, 4.75%
,
01/15/51
(a)
...... 1,386 1,365,210
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... 510 499,163
Mexico City Airport Trust:
4.25%, 10/31/26
(a)
........... 1,412 1,490,101
5.50%, 07/31/47 ............ 28,298 27,882,020
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
26,263 26,530,554
Orbia Advance Corp. SAB de CV,
5.50%
,
01/15/48
(a)
........... 1,241 1,403,881
Trust Fibra Uno
(a)
:
5.25%, 01/30/26 ............ 10,080 11,100,600
6.95%, 01/30/44 ............ 8,496 9,858,015
6.39%, 01/15/50 ............ 5,000 5,506,250
212,338,980
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 2,572 2,745,610
Netherlands — 0.6%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(c)(m)
................. EUR 3,800 4,871,334
ING Groep NV
(c)
:
(USD Swap Rate 5 Year + 4.20%),
6.75%
(m)
................ USD 7,222 7,871,980
(USD Swap Semi 5 Year + 4.45%),
6.50%
(m)
................ 800 883,520
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75%
(m)
.......... 3,315 3,615,836
(SOFR + 1.32%), 1.00%, 04/01/32 5,327 5,323,801
Intertrust Group BV, 3.38%
,
11/15/25 EUR 10,252 12,323,084
IPD 3 BV, 5.50%
,
12/01/25 ....... 3,145 3,806,162
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(c)(m)
6,600 7,789,355
OCI NV:
3.13%, 11/01/24 ............ 1,284 1,541,734
3.63%, 10/15/25 ............ 4,328 5,291,152
PPF Telecom Group BV, 3.25%
,
09/29/27 ................. 7,275 9,067,164
Q-Park Holding I BV:
1.50%, 03/01/25 ............ 3,025 3,405,521
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(c)
......... 2,712 3,057,282
2.00%, 03/01/27 ............ 1,588 1,775,318
Stichting AK Rabobank Certificaten,
2.19%
(d)(m)
................. 20,993 31,880,076
Summer BidCo BV
(n)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(c)
.............. 2,110 2,526,230
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ............... 559 671,908
Trafigura Funding SA, 3.88%
,
02/02/26 2,375 2,779,592

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Netherlands (continued)
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(d)
................ EUR 5,770 $ 6,932,258
United Group BV:
4.88%, 07/01/24 ............ 16,735 19,947,968
4.00%, 11/15/27 ............ 13,459 15,587,877
3.63%, 02/15/28 ............ 4,400 4,999,820
UPC Holding BV, 3.88%
,
06/15/29 .. 2,100 2,447,352
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. 15,226 18,034,086
VEON Holdings BV
(a)
:
4.00%, 04/09/25 ............ USD 2,677 2,761,326
3.38%, 11/25/27 ............ 12,031 11,801,809
Wolters Kluwer NV, 0.25%
,
03/30/28 . EUR 6,710 7,858,084
Ziggo Bond Co. BV:
6.00%, 01/15/27
(a)
........... USD 707 737,048
3.38%, 02/28/30 ............ EUR 5,200 6,006,569
Ziggo BV:
4.25%, 01/15/27 ............ 12,324 15,029,062
5.50%, 01/15/27
(a)
........... USD 13,443 13,997,524
2.88%, 01/15/30 ............ EUR 1,335 1,570,079
4.88%, 01/15/30
(a)
........... USD 1,345 1,374,771
237,566,682
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
6,765 6,993,319
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(a)
....... 3,693 3,820,962
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 816 757,248
Banistmo SA, 3.65%
,
09/19/22 ..... 2,128 2,170,560
ENA Master Trust, 4.00%
,
05/19/48
(a)
4,961 5,004,409
11,753,179
Peru — 0.1%
Banco de Credito del Peru, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
3.13%
,
07/01/30
(a)(c)
.......... 865 863,573
Banco Internacional del Peru SAA
Interbank, 3.25%
,
10/04/26
(a)
.... 651 672,971
Inkia Energy Ltd.:
5.88%, 11/09/27
(a)
........... 2,740 2,877,000
5.88%, 11/09/27 ............ 3,364 3,532,200
InRetail Consumer, 3.25%
,
03/22/28
(a)
8,805 8,788,491
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
3,413 3,504,724
Kallpa Generacion SA, 4.88%
,
05/24/26 875 954,297
Nexa Resources SA, 5.38%
,
05/04/27
(a)
4,046 4,390,921
Orazul Energy Egenor SCA, 5.63%
,
04/28/27
(a)
................ 6,000 6,249,375
31,833,552
Philippines — 0.0%
Globe Telecom, Inc.:
2.50%, 07/23/30 ............ 1,554 1,468,044
3.00%, 07/23/35 ............ 6,015 5,518,763
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(c)(m)
................. 1,050 1,088,719
8,075,526
Portugal — 0.0%
Banco Espirito Santo SA
(f)(j)
:
2.63%, 05/08/17 ............ EUR 6,100 1,001,486
Security
Par (000)
Par (000) Value
Portugal (continued)
4.75%, 01/15/18 ............ EUR 15,500 $ 2,544,759
4.00%, 01/21/19 ............ 19,000 3,119,382
Transportes Aereos Portugueses SA,
5.63%
,
12/02/24
(a)
........... 1,500 1,360,529
8,026,156
Russia — 0.0%
Phosagro OAO, 3.05%
,
01/23/25
(a)
.. USD 1,126 1,151,335
Saudi Arabia — 0.0%
Arab National Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.97%), 3.27%
,
10/28/30
(c)
5,225 5,334,398
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24 .................. 6,000 6,105,000
11,439,398
Singapore — 0.1%
BOC Aviation Ltd., 3.00%
,
09/11/29 . 16,700 16,585,187
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 10,275 10,429,125
Puma International Financing SA:
5.13%, 10/06/24
(a)
........... 14,900 14,895,344
5.13%, 10/06/24 ............ 200 199,937
5.00%, 01/24/26 ............ 1,490 1,465,322
5.00%, 01/24/26
(a)
........... 5,146 5,060,770
Singapore Airlines Ltd., 1.63%
,
12/03/25
(k)
................ SGD 4,500 4,032,672
52,668,357
South Africa — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26 ................. USD 17,555 17,549,514
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 4,581 4,966,090
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 13,655 14,371,888
Sappi Papier Holding GmbH, 3.63%
,
03/15/28 ................. EUR 1,479 1,736,886
Sasol Financing USA LLC:
5.88%, 03/27/24 ............ USD 5,000 5,281,125
4.38%, 09/18/26 ............ 8,225 8,359,890
6.50%, 09/27/28 ............ 3,014 3,241,557
5.50%, 03/18/31 ............ 13,510 13,206,025
68,712,975
South Korea — 0.1%
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(c)(m)
................. 10,200 10,286,062
Hyundai Capital Services, Inc., 1.25%
,
02/08/26 ................. 4,920 4,800,641
Kakao Corp., 0.00%
,
04/28/23
(k)(l)
... 1,400 1,673,000
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(c)(m)
................. 8,141 8,184,249
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(c)(m)
..... 12,147 12,803,697
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87%
(c)(m)
................. 4,039 4,362,120

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
South Korea (continued)
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(c)(m)
................. USD 6,350 $ 6,564,313
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(c)(m)
...... 400 418,000
49,092,082
Spain — 0.9%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(c)(m)
................. EUR 5,800 6,967,825
Amadeus IT Group SA:
2.88%, 05/20/27 ............ 11,800 15,546,282
1.88%, 09/24/28 ............ 10,800 13,386,508
Banco Bilbao Vizcaya Argentaria SA
(c)
(m)
:
(EUR Swap Annual 5 Year +
5.66%), 5.87% ........... 200 249,633
(USD Swap Semi 5 Year + 3.87%),
6.13% ................. USD 3,000 3,141,000
Banco de Sabadell SA:
1.13%, 03/27/25 ............ EUR 4,700 5,562,585
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(c)(m)
......... 1,800 2,142,109
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30
(c)
... 400 456,180
Banco Santander SA:
(EUR Swap Annual 5 Year +
6.80%), 6.75%
(c)(m)
......... 7,200 8,892,631
(EUR Swap Annual 5 Year +
5.00%), 5.25%
(c)(m)
......... 2,200 2,736,630
(EUR Swap Annual 5 Year +
4.10%), 4.75%
(c)(m)
......... 4,000 4,812,789
(EUR Swap Annual 5 Year +
4.53%), 4.37%
(c)(m)
......... 6,600 7,942,990
2.96%, 03/25/31 ............ USD 7,200 7,158,461
CaixaBank SA
(c)(m)
:
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... EUR 200 245,094
(EUR Swap Annual 5 Year +
6.22%), 6.37% ........... 14,200 18,078,114
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 3,000 3,892,426
(EUR Swap Annual 5 Year +
4.50%), 5.25% ........... 2,200 2,718,534
Cellnex Finance Co. SA, 0.75%
,
11/15/26 .................. 11,800 13,751,235
Cellnex Telecom SA:
1.50%, 01/16/26
(k)
........... 1,100 2,096,640
0.50%, 07/05/28
(k)
........... 2,800 4,199,608
1.75%, 10/23/30 ............ 4,500 5,220,368
0.75%, 11/20/31
(k)
........... 35,100 39,625,613
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 3,325 3,953,528
7.88%, 12/20/23
(a)
........... USD 6,045 6,113,309
4.75%, 05/22/25 ............ EUR 3,892 4,404,403
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
.......... 7,721 9,456,384
10.75%, (10.75% Cash or 10.75%
PIK), 11/01/23
(n)
........... 7,195 4,367,383
11.63%, (11.63% Cash or 11.63%
PIK), 11/01/23
(a)(n)
......... USD 2,135 1,097,212
ContourGlobal Power Holdings SA,
4.13%
,
08/01/25 ............ EUR 8,434 10,113,089
Security
Par (000)
Par (000) Value
Spain (continued)
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(c)(m)
EUR 5,901 $ 6,824,578
Iberdrola International BV
(c)(m)
:
Series NC5, (EUR Swap Annual 5
Year + 2.32%), 1.87% ...... 4,300 5,156,069
Series NC6, (EUR Swap Annual 5
Year + 1.83%), 1.45% ...... 3,000 3,535,690
Series NC8, (EUR Swap Annual 5
Year + 2.57%), 2.25% ...... 11,800 14,238,328
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ............ 9,233 11,097,232
Naturgy Finance BV, (EUR Swap
Annual 8 Year + 3.35%), 4.12%
(c)(m)
5,200 6,411,601
Repsol International Finance BV
(c)(m)
:
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... 6,905 8,685,453
(EUR Swap Annual 5 Year +
2.77%), 2.50% ........... 9,590 11,232,135
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 1,988 2,567,375
Telefonica Europe BV
(c)(m)
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 6,200 8,143,229
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 25,200 32,110,892
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 18,700 23,629,026
Tendam Brands SAU:
5.00%, 09/15/24 ............ 7,320 8,077,218
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(c)
......... 671 740,652
350,778,041
Sweden — 0.3%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(c)
................ 9,100 10,588,097
Heimstaden Bostad AB
(c)(m)
:
(EUR Swap Annual 5 Year +
3.67%), 3.25% ........... 1,447 1,747,804
(EUR Swap Annual 5 Year +
3.91%), 3.37% ........... 4,450 5,383,002
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 11,491 13,339,124
Intrum AB:
2.75%, 07/15/22 ............ 100 117,120
4.88%, 08/15/25 ............ 12,855 15,734,592
3.50%, 07/15/26 ............ 3,420 3,997,720
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.12%
(c)(m)
........... USD 5,600 5,908,023
Svenska Handelsbanken AB
(c)(m)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 1,040,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 627,750
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 7,360 8,714,863
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(c)
......... 8,480 10,128,469
3.88%, 07/15/26 ............ 5,840 7,059,874
3.25%, 02/15/27 ............ 6,060 7,159,861

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Midholding AB, 5.25%
,
02/15/29 ................. EUR 4,755 $ 5,760,203
Volvo Car AB, 2.50%
,
10/07/27 .... 3,330 4,189,538
101,496,040
Switzerland — 0.3%
Cembra Money Bank AG, 0.00%
,
07/09/26
(k)(l)
................ CHF 5,400 5,847,643
Credit Suisse Group AG
(c)(m)
:
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 800 845,888
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ 2,635 2,851,934
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. 600 649,397
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 15,150 16,115,388
(USD Swap Semi 5 Year + 3.46%),
6.25% ................. 5,247 5,581,350
(USD Swap Rate 5 Year + 4.33%),
7.25%
(a)
................ 1,600 1,735,680
(USD Swap Rate 5 Year + 4.33%),
7.25% ................. 4,415 4,789,392
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)
.......... 730 777,450
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)
.......... 2,100 2,121,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)
.......... 983 947,612
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.55%), 4.50%
(a)
.......... 14,713 13,793,437
Dufry One BV:
2.50%, 10/15/24 ............ EUR 4,700 5,406,251
0.75%, 03/30/26
(k)
........... CHF 4,200 4,678,369
2.00%, 02/15/27 ............ EUR 1,085 1,193,492
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(c)(m)
................. 962 1,215,568
UBS AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.31%), 4.38%
(a)(c)(m)
..... USD 14,741 14,541,997
UBS Group AG
(c)(m)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ 19,493 21,410,916
(USD Swap Semi 5 Year + 4.87%),
7.00% ................. 3,800 4,332,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12% ........... 3,075 3,257,206
Zurich Finance Ireland Designated
Activity Co., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.78%), 2.96%
,
04/19/51
(c)
11,350 10,972,635
123,064,605
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 5,303 5,314,600
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Bangkok Bank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(m)
.......... USD 1,200 $ 1,261,125
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 10,800 10,874,250
CP Foods Capital Ltd., 0.50%
,
06/18/25
(k)
................ 5,000 5,274,050
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,840,944
Kasikornbank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(m)
.......... 2,415 2,539,523
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 12,929 13,183,540
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 16,925 14,959,400
51,932,832
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 6,104 5,485,562
Ukraine — 0.0%
Metinvest BV, 8.50%
,
04/23/26
(a)
... 2,000 2,230,500
MHP Lux SA:
6.25%, 09/19/29
(a)
........... 3,520 3,489,200
6.25%, 09/19/29 ............ 3,705 3,672,581
MHP SE, 7.75%
,
05/10/24
(a)
...... 1,066 1,139,621
10,531,902
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47 ............ 10,000 11,287,500
DAE Funding LLC
(a)
:
2.63%, 03/20/25 ............ 9,198 9,249,739
3.38%, 03/20/28 ............ 5,195 5,143,050
DP World Crescent Ltd., 3.91%
,
05/31/23 ................. 8,000 8,415,600
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(c)(m)
..... 2,874 3,093,142
Emaar Sukuk Ltd., 3.64%
,
09/15/26 . 2,000 2,034,375
Emirates NBD Bank PJSC
(c)(m)
:
(USD Swap Semi 6 Year + 3.66%),
6.13% ................. 18,090 19,260,197
(USD Swap Semi 6 Year + 5.70%),
6.13% ................. 4,825 5,238,141
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... 13,575 14,109,516
Galaxy Pipeline Assets Bidco Ltd.:
2.16%, 03/31/34
(a)
........... 9,840 9,545,292
2.63%, 03/31/36 ............ 12,625 12,056,875
2.94%, 09/30/40
(a)
........... 11,130 10,757,145
ICD Funding Ltd., 3.22%
,
04/28/26 .. 4,950 5,010,328
MAF Global Securities Ltd.:
(USD Swap Semi 5 Year + 3.48%),
5.50%
(c)(m)
............... 5,000 5,046,875
4.75%, 05/07/24 ............ 4,000 4,348,750
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 5,376 5,955,600
MDGH - GMTN BV
(a)
:
2.50%, 11/07/24 ............ 12,217 12,808,761
2.88%, 11/07/29 ............ 7,688 7,954,677

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ USD 793 $ 809,189
152,124,752
United Kingdom — 2.3%
Arrow Global Finance plc, 5.13%
,
09/15/24 ................. GBP 11,312 15,726,624
Barclays plc
(c)
:
(USD Swap Semi 5 Year + 6.77%),
7.88%
(m)
................ USD 2,670 2,806,838
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(m)
................ GBP 1,515 2,349,693
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(m)
.......... USD 2,800 3,057,600
(EUR Swap Annual 5 Year +
1.90%), 2.00%, 02/07/28 .... EUR 3,700 4,450,140
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.90%), 2.64%, 06/24/31 .... USD 16,650 16,359,220
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.70%), 3.81%, 03/10/42 .... 7,060 6,916,240
BAT Capital Corp., 3.98%
,
09/25/50 . 15,571 14,592,648
Bellis Acquisition Co. plc, 3.25%
,
02/16/26 ................. GBP 4,381 6,062,597
Bellis Finco plc, 4.00%
,
02/16/27 ... 660 912,151
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(k)
... 11,200 16,118,150
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(c)(m)
......... EUR 9,989 12,548,730
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(c)(m)
............... GBP 1,906 2,785,269
(EUR Swap Annual 5 Year +
4.12%), 3.62%
(c)(m)
......... EUR 17,035 21,651,452
British Airways Pass-Through Trust
(a)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 7,504 8,540,196
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 8,534 8,941,483
British Telecommunications plc,
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%
,
08/18/80
(c)
..... EUR 14,890 17,285,666
Cabot Financial Luxembourg SA,
7.50%
,
10/01/23 ............ GBP 2,288 3,217,693
Canary Wharf Group Investment
Holdings plc:
1.75%, 04/07/26 ............ EUR 6,275 7,416,532
3.38%, 04/23/28 ............ GBP 1,550 2,120,697
Chanel Ceres plc, 0.50%
,
07/31/26 .. EUR 3,518 4,163,745
Channel Link Enterprises Finance plc
(c)
:
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,606,124
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,221,235
Series A5, (SONIO/N + 6.06%),
3.04%, 06/30/50 .......... GBP 3,075 4,231,110
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 3,224 3,432,722
CPUK Finance Ltd.:
4.25%, 08/28/22 ............ GBP 5,165 7,109,797
4.88%, 08/28/25 ............ 2,012 2,794,546
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Derwent London Capital No. 3 Jersey
Ltd., 1.50%
,
06/12/25
(k)
........ GBP 2,200 $ 3,084,480
Dignity Finance plc:
Series A, 3.55%, 12/31/34 ..... 1,845 2,645,069
Series B, 4.70%, 12/31/49 ..... 485 514,761
EC Finance plc, 2.38%
,
11/15/22 ... EUR 1,200 1,353,343
eG Global Finance plc:
3.63%, 02/07/24 ............ 7,707 8,749,868
4.38%, 02/07/25 ............ 6,777 7,759,989
6.25%, 10/30/25 ............ 7,494 8,945,523
6.25%, 03/30/26 ............ GBP 13,255 18,181,976
EnQuest plc
(n)
:
0.00%, (0.00% Cash or 7.00% PIK),
10/15/23
(a)(c)
............. USD 6,953 5,682,851
0.00%, (0.00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,885 2,082,195
FCE Bank plc, 1.62%
,
05/11/23 .... EUR 1,747 2,076,750
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . GBP 5,570 8,126,476
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 ............ 1,600 2,308,323
4.38%, 03/01/27 ............ 2,000 2,799,573
4.62%, 09/01/29 ............ 3,380 4,713,720
Heathrow Funding Ltd.:
2.63%, 03/16/28 ............ 11,165 15,229,898
2.75%, 10/13/29 ............ 4,900 6,933,746
HSBC Bank plc, Series 1M, (LIBOR
USD 6 Month + 0.25%), 0.75%
(c)(m)
USD 4,430 3,909,209
HSBC Holdings plc
(c)
:
(USD Swap Rate 5 Year + 3.75%),
6.00%
(m)
................ 2,700 2,955,825
(SONIO/N + 1.31%), 1.75%,
07/24/27 ............... GBP 12,060 16,775,017
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.65%), 4.60%
(m)
.......... USD 7,773 7,685,554
Hurricane Finance plc, 8.00%
,
10/15/25 GBP 1,729 2,582,630
Iceland Bondco plc:
4.63%, 03/15/25 ............ 5,000 6,812,352
4.38%, 05/15/28 ............ 3,737 4,973,060
Imperial Brands Finance Netherlands
BV, 1.75%
,
03/18/33 ......... EUR 9,210 10,773,716
Informa plc, 2.13%
,
10/06/25 ...... 18,950 23,444,223
InterContinental Hotels Group plc,
3.38%
,
10/08/28 ............ GBP 2,282 3,317,471
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(k)
........... EUR 3,800 4,278,767
0.50%, 07/04/23 ............ 1,400 1,567,900
2.75%, 03/25/25 ............ 10,800 12,490,469
1.50%, 07/04/27 ............ 6,300 6,611,648
3.75%, 03/25/29 ............ 9,500 10,929,535
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(f)(j)(k)
GBP 6,500 1,657,767
Ithaca Energy North Sea plc, 9.38%
,
07/15/24
(a)
................ USD 7,729 7,729,000
J Sainsbury plc, (GBP Swap 5 Year +
9.73%), 2.87%
(c)(k)(m)
.......... GBP 1,100 1,534,218
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(a)
........... USD 480 520,306
4.50%, 01/15/26 ............ EUR 2,115 2,544,995
6.88%, 11/15/26 ............ 1,400 1,853,218
4.50%, 10/01/27
(a)
........... USD 12,900 12,236,811
5.88%, 01/15/28
(a)
........... 6,400 6,496,000
Jerrold Finco plc, 5.25%
,
01/15/27 .. GBP 4,841 6,757,225
Ladbrokes Group Finance plc:
5.13%, 09/16/22 ............ 752 1,080,767

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
5.13%, 09/08/23 ............ GBP 1,857 $ 2,703,424
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.63%
(c)
(m)
...................... 4,900 7,361,684
Marks & Spencer plc
(d)
:
6.00%, 06/12/25 ............ 1,700 2,634,679
4.50%, 07/10/27 ............ 3,100 4,522,131
Matalan Finance plc:
6.75%, 01/31/23 ............ 3,691 4,350,593
0.00%, 01/31/24 ............ 377 255,863
Metrocentre Finance plc, 4.12%
,
(4.12% Cash or 8.75% PIK),
12/06/23
(n)
................ 900 577,317
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.21%
,
06/15/36
(c)
........... 2,225 2,384,892
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(c)
(m)
...................... 1,975 2,814,627
National Westminster Bank plc
(c)(m)
:
Series C, (LIBOR USD 3 Month +
0.25%), 0.44% ........... USD 9,820 9,495,940
Series A, (LIMEAN USD 6 Month +
0.25%), 0.50% ........... 200 193,600
Series B, (LIBOR USD 6 Month +
0.25%), 0.50% ........... 1,600 1,548,800
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 23,461 23,548,979
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 14,697 20,666,510
Premier Foods Finance plc, 6.25%
,
10/15/23 ................. 4,300 6,067,999
Rolls-Royce plc:
4.63%, 02/16/26 ............ EUR 2,347 2,965,632
5.75%, 10/15/27
(a)
........... USD 550 585,228
5.75%, 10/15/27 ............ GBP 956 1,431,337
1.63%, 05/09/28 ............ EUR 1,900 2,030,072
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.54%),
7.38%
(c)(m)
................. GBP 600 865,391
SSE plc, (EUR Swap Annual 5 Year +
1.99%), 2.37%
(c)(m)
........... EUR 4,500 5,277,150
Standard Chartered plc
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.66%), 6.00%
(m)
.......... USD 1,600 1,738,160
(EUR Swap Annual 5 Year +
1.55%), 1.20%, 09/23/31 .... EUR 35,125 40,993,700
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ GBP 13,235 19,008,444
8.25%, 07/31/25 ............ 9,500 13,817,019
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%
,
07/01/25
(c)
.... EUR 9,839 11,690,038
Synthomer plc, 3.88%
,
07/01/25 .... 3,660 4,471,877
TechnipFMC plc, 6.50%
,
02/01/26
(a)
. USD 1,725 1,804,939
Tesco Property Finance 1 plc, 7.62%
,
07/13/39 ................. GBP 3,072 6,182,383
Tesco Property Finance 3 plc, 5.74%
,
04/13/40 ................. 6,786 12,239,888
Tesco Property Finance 4 plc, 5.80%
,
10/13/40 ................. 3,219 5,820,631
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ 7,285 10,163,202
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24
(d)
.... GBP 14,699 $ 21,378,564
Series A4, 5.66%, 06/30/27 .... 6,948 10,151,938
Series N, 6.46%, 03/30/32
(d)
.... 9,101 12,859,744
Very Group Funding plc (The), 7.75%
,
11/15/22 .................. 600 835,680
Victoria plc, 3.63%
,
08/24/26 ...... EUR 776 927,305
Virgin Media Finance plc:
3.75%, 07/15/30 ............ 11,041 12,958,398
5.00%, 07/15/30
(a)
........... USD 1,806 1,803,742
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(a)
........... 795 824,896
5.25%, 05/15/29 ............ GBP 800 1,177,324
5.50%, 05/15/29
(a)
........... USD 10,552 11,198,310
4.25%, 01/15/30 ............ GBP 5,425 7,478,905
4.13%, 08/15/30 ............ 650 892,954
4.50%, 08/15/30
(a)
........... USD 2,327 2,347,361
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ GBP 2,005 2,757,183
3.25%, 01/31/31 ............ EUR 11,504 13,560,137
4.25%, 01/31/31
(a)
........... USD 1,101 1,070,282
Vodafone Group plc:
4.25%, 09/17/50 ............ 7,367 8,116,033
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(c)
... EUR 3,710 4,897,602
(GBP Swap 5 Year + 3.27%),
4.87%, 10/03/78
(c)
......... GBP 1,475 2,203,633
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(c)
......... USD 23,500 25,908,750
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(c)
... EUR 10,700 13,073,898
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79
(c)
......... USD 1,616 1,948,856
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.62%, 08/27/80
(c)
EUR 3,625 4,390,761
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(c)
12,500 15,121,087
Whitbread Group plc:
2.38%, 05/31/27 ............ GBP 1,650 2,259,791
3.00%, 05/31/31 ............ 800 1,092,105
882,572,490
United States — 9.9%
7-Eleven, Inc., 2.80%
,
02/10/51
(a)
... USD 20,063 17,968,945
AbbVie, Inc., 4.25%
,
11/21/49 ..... 3,860 4,367,729
ADT Security Corp. (The), 4.88%
,
07/15/32
(a)
................ 778 790,643
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. 37,185 40,206,281
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,703,931
Air Lease Corp., 2.88%
,
01/15/26 ... 9,925 10,298,367
Albertsons Cos., Inc.:
3.50%, 02/15/23
(a)
........... 2,006 2,046,120
5.75%, 03/15/25 ............ 400 413,080
7.50%, 03/15/26
(a)
........... 797 880,378
4.63%, 01/15/27
(a)
........... 588 609,430
5.88%, 02/15/28
(a)
........... 1,683 1,794,499
3.50%, 03/15/29
(a)
........... 8,775 8,350,641
4.88%, 02/15/30
(a)
........... 435 447,180
Alcoa Nederland Holding BV
(a)
:
6.75%, 09/30/24 ............ 1,507 1,557,484
7.00%, 09/30/26 ............ 474 500,070
6.13%, 05/15/28 ............ 803 874,628
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,440,280

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Altria Group, Inc.:
3.40%, 02/04/41 ............ USD 7,018 $ 6,511,529
3.70%, 02/04/51 ............ 8,763 7,983,559
Amazon.com, Inc., 2.50%
,
06/03/50 . 19,936 17,831,559
Ambac Assurance Corp., 5.10%
(a)(m)
. 1,407 1,928,159
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 790 799,875
4.75%, 08/01/25 ............ 2,439 2,501,987
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(b)
.... 2,086 2,046,723
American Airlines Pass-Through Trust
(b)
:
Series 2019-1C, Class A, 4.13%,
06/15/22 ............... 36,175 35,227,215
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 2,665 2,592,184
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 5,301 5,194,980
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 39,164 38,576,146
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(b)
........... 2,393 2,324,449
American Builders & Contractors
Supply Co., Inc.
(a)
:
5.88%, 05/15/26 ............ 952 983,111
4.00%, 01/15/28 ............ 1,619 1,619,000
American Tower Corp.:
2.70%, 04/15/31 ............ 10,000 10,011,298
3.10%, 06/15/50 ............ 7,071 6,500,159
2.95%, 01/15/51 ............ 9,060 8,009,635
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 10,815,068
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,315,967
Anthem, Inc., 3.13%
,
05/15/50 ..... 6,798 6,486,963
Apple, Inc., 2.65%
,
02/08/51 ...... 8,775 8,018,431
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 1,848 1,899,744
5.00%, 02/01/28
(a)
........... 4,236 4,395,909
Ardagh Metal Packaging Finance USA
LLC:
2.00%, 09/01/28 ............ EUR 2,463 2,887,263
3.00%, 09/01/29 ............ 2,227 2,595,228
Ardagh Packaging Finance plc:
6.00%, 02/15/25
(a)
........... USD 759 782,149
5.25%, 04/30/25
(a)
........... 299 314,245
2.13%, 08/15/26 ............ EUR 1,900 2,220,091
4.13%, 08/15/26
(a)
........... USD 1,011 1,036,002
4.75%, 07/15/27 ............ GBP 5,780 8,147,595
5.25%, 08/15/27
(a)
........... USD 1,268 1,293,461
Ares Capital Corp., 2.15%
,
07/15/26 . 8,577 8,352,487
Arrow Bidco LLC, 9.50%
,
03/15/24
(a)
. 16,599 16,433,010
Ashland Services BV, 2.00%
,
01/30/28 EUR 12,740 14,828,147
Ashton Woods USA LLC
(a)
:
6.75%, 08/01/25 ............ USD 2,857 2,949,853
9.88%, 04/01/27 ............ 18,106 20,323,985
6.63%, 01/15/28 ............ 12,838 13,672,470
AT&T, Inc.:
2.75%, 06/01/31 ............ 18,420 18,346,078
3.30%, 02/01/52 ............ 14,744 13,279,145
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 9,174 9,738,797
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25 ........ EUR 2,016 2,405,820
B&G Foods, Inc., 5.25%
,
09/15/27 .. USD 170 176,905
Ball Corp., 2.88%
,
08/15/30 ....... 481 463,323
Security
Par (000)
Par (000) Value
United States (continued)
Banff Merger Sub, Inc., 8.38%
,
09/01/26 ................. EUR 1,708 $ 2,105,624
Bank of America Corp.
(c)
:
Series N, (SOFR + 1.22%), 2.65%,
03/11/32 ............... USD 15,000 15,038,299
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 5,786 6,424,237
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 18,102 18,445,694
Bausch Health Americas, Inc.
(a)
:
9.25%, 04/01/26 ............ 3,792 4,201,536
8.50%, 01/31/27 ............ 2,729 3,027,484
Bausch Health Cos., Inc.
(a)
:
7.00%, 03/15/24 ............ 9,449 9,666,327
6.13%, 04/15/25 ............ 5,011 5,137,277
5.50%, 11/01/25 ............ 11,538 11,853,910
9.00%, 12/15/25 ............ 3,825 4,155,748
5.75%, 08/15/27 ............ 1,642 1,767,203
7.00%, 01/15/28 ............ 3,002 3,258,821
7.25%, 05/30/29 ............ 2,378 2,654,442
Beacon Roofing Supply, Inc., 4.88%
,
11/01/25
(a)
................ 2,052 2,098,170
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 12,531,730
Belden, Inc.:
2.88%, 09/15/25 ............ EUR 1,210 1,426,062
4.13%, 10/15/26 ............ 4,048 4,865,767
3.88%, 03/15/28 ............ 1,200 1,452,525
Berry Global, Inc.
(a)
:
4.50%, 02/15/26 ............ USD 784 803,600
4.88%, 07/15/26 ............ 2,457 2,599,887
5.63%, 07/15/27 ............ 797 841,831
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,715,730
Boeing Co. (The), 2.20%
,
02/04/26 .. 10,000 9,968,990
Booking Holdings, Inc., 0.50%
,
03/08/28 ................. EUR 4,100 4,836,886
Boston Properties LP, 2.55%
,
04/01/32 USD 7,466 7,157,489
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 12,447 15,533,699
7.13%, 10/02/25
(a)
........... USD 4,784 5,130,840
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 2,751 3,059,112
4.75%, 12/01/27 ............ 14,020 14,289,605
BP Capital Markets America, Inc.,
2.94%
,
06/04/51 ............ 17,670 15,759,603
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
4,633 4,617,989
Broadcom, Inc.
(a)
:
1.95%, 02/15/28 ............ 2,509 2,452,601
2.60%, 02/15/33 ............ 10,050 9,361,936
3.50%, 02/15/41 ............ 11,347 10,867,513
3.75%, 02/15/51 ............ 20,932 20,015,512
Brookfield Property REIT, Inc., 5.75%
,
05/15/26
(a)
................ 1,068 1,099,506
Bruin E&P Partners LLC, 8.88%
,
08/01/23
(b)(f)(j)
............... 17,020 108,077
Buckeye Partners LP:
4.15%, 07/01/23 ............ 4,070 4,176,838
4.35%, 10/15/24 ............ 4,975 5,111,813
4.13%, 03/01/25
(a)
........... 4,616 4,709,666
3.95%, 12/01/26 ............ 261 257,988
Builders FirstSource, Inc., 6.75%
,
06/01/27
(a)
................ 229 246,461
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 46,742 49,827,673

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
8.13%, 07/01/27 ............ USD 10,979 $ 12,107,037
Caesars Resort Collection LLC
(a)
:
5.75%, 07/01/25 ............ 6,771 7,145,436
5.25%, 10/15/25 ............ 2,676 2,685,861
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 2,995,121
Calpine Corp.
(a)
:
5.25%, 06/01/26 ............ 12,391 12,741,046
4.50%, 02/15/28 ............ 34,048 34,334,003
5.13%, 03/15/28 ............ 9,046 9,088,064
Cameron LNG LLC, 3.40%
,
01/15/38
(a)
7,800 7,865,682
Capitol Investment Merger Sub 2 LLC,
10.00%
,
08/01/24
(a)
.......... 9,462 10,228,422
Carlson Travel, Inc., 6.75%
,
12/15/25
(a)
8,210 7,512,150
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 13,920 15,955,800
10.13%, 02/01/26 ........... EUR 4,034 5,476,604
7.63%, 03/01/26 ............ 1,882 2,385,887
Carpenter Technology Corp., 4.45%
,
03/01/23 ................. USD 2,101 2,177,190
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 8,351 9,746,308
CCO Holdings LLC
(a)
:
5.75%, 02/15/26 ............ USD 654 674,764
5.50%, 05/01/26 ............ 1,596 1,645,955
5.13%, 05/01/27 ............ 3,451 3,648,794
5.00%, 02/01/28 ............ 6,207 6,564,834
5.38%, 06/01/29 ............ 1,577 1,691,332
4.75%, 03/01/30 ............ 2,921 3,026,886
4.50%, 08/15/30 ............ 1,734 1,767,293
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 7,749 8,156,133
5.38%, 04/15/27 ............ 639 654,975
5.25%, 07/15/29 ............ 1,535 1,577,811
Centene Corp.:
5.38%, 06/01/26
(a)
........... 13,412 14,024,928
5.38%, 08/15/26
(a)
........... 2,141 2,258,541
4.25%, 12/15/27 ............ 10,129 10,654,455
4.63%, 12/15/29 ............ 8,376 9,065,387
Centennial Resource Production LLC
(a)
:
5.38%, 01/15/26 ............ 31,170 27,429,600
6.88%, 04/01/27 ............ 4,962 4,416,180
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 14,254,025
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,155,660
Charter Communications Operating
LLC:
(LIBOR USD 3 Month + 1.65%),
1.86%, 02/01/24
(c)
......... 557 572,206
2.80%, 04/01/31 ............ 13,081 12,909,486
3.50%, 06/01/41 ............ 8,397 7,963,569
3.70%, 04/01/51 ............ 19,803 18,521,833
Chemours Co. (The), 4.00%
,
05/15/26 EUR 600 711,648
Cheniere Corpus Christi Holdings LLC,
5.13%
,
06/30/27 ............ USD 98 112,075
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ 5,014 5,243,140
4.50%, 10/01/29 ............ 4,444 4,608,517
Cheniere Energy, Inc.
(a)
:
4.88%, (4.88% Cash or 4.88% PIK),
05/28/21
(k)(n)
............. 47,516 47,629,517
4.63%, 10/15/28 ............ 5,962 6,191,775
Chesapeake Energy Corp.:
5.38%, 06/15/21
(b)(f)(j)
......... 4,795 —
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 02/01/26
(a)
........... USD 4,468 $ 4,650,719
5.88%, 02/01/29
(a)
........... 579 613,740
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,828,883
Churchill Downs, Inc.
(a)
:
5.50%, 04/01/27 ............ 761 795,397
4.75%, 01/15/28 ............ 371 383,701
Cincinnati Bell, Inc., 7.00%
,
07/15/24
(a)
1,150 1,185,938
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
9,560 9,488,300
Citigroup, Inc.:
(SOFR + 3.91%), 4.41%, 03/31/31
(c)
10,930 12,473,448
(SOFR + 4.55%), 5.32%, 03/26/41
(c)
6,176 7,951,476
4.65%, 07/23/48 ............ 9,860 12,098,888
Clarios Global LP:
6.75%, 05/15/25
(a)
........... 156 166,873
4.38%, 05/15/26 ............ EUR 12,105 14,692,377
6.25%, 05/15/26
(a)
........... USD 1,373 1,458,181
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2,067 2,180,685
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 747 751,295
CMS Energy Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.90%), 3.75%
,
12/01/50
(c)
5,204 5,151,960
Colfax Corp.:
6.00%, 02/15/24
(a)
........... 509 524,779
3.25%, 05/15/25 ............ EUR 1,649 1,951,515
Commercial Metals Co., 5.38%
,
07/15/27 ................. USD 22,403 23,523,150
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10,665 10,878,833
CommScope, Inc.
(a)
:
5.50%, 03/01/24 ............ 1,000 1,031,250
6.00%, 03/01/26 ............ 15,580 16,416,412
8.25%, 03/01/27 ............ 10,340 11,063,800
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,587,220
Constellium SE, 5.88%
,
02/15/26
(a)
.. 754 776,997
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 1,044 1,097,766
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 1,044,509
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 1,158 1,327,038
4.75%, 04/15/26 ............ 1,800 2,010,911
6.50%, 04/15/26
(a)
........... USD 6,020 6,066,775
Crown Americas LLC, 4.75%
,
02/01/26 923 957,151
Crown Castle International Corp.,
3.25%
,
01/15/51 ............ 4,659 4,288,485
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 5,953 6,073,370
CSC Holdings LLC:
5.25%, 06/01/24 ............ 133 143,474
5.50%, 05/15/26
(a)
........... 10,286 10,604,866
5.50%, 04/15/27
(a)
........... 599 629,160
5.38%, 02/01/28
(a)
........... 2,046 2,150,857
6.50%, 02/01/29
(a)
........... 777 858,585
5.75%, 01/15/30
(a)
........... 9,048 9,529,761
CVS Health Corp.:
2.70%, 08/21/40 ............ 2,328 2,143,906
5.05%, 03/25/48 ............ 3,568 4,380,219
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 1,008 1,059,660
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 12,137 12,365,904
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 1,068 1,157,312

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 05/15/29 ............ USD 921 $ 979,437
Dell International LLC, 8.35%
,
07/15/46
(a)
................ 5,288 8,045,126
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,881,516
Devon Energy Corp., 5.00%
,
06/15/45 10,000 10,927,600
Diamond Sports Group LLC, 5.38%
,
08/15/26
(a)
................ 5,050 3,636,000
DraftKings, Inc., 0.00%
,
03/15/28
(a)(k)(l)
7,010 6,936,395
Duke Energy Carolinas LLC, 3.45%
,
04/15/51 ................. 5,000 5,106,873
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 5,031 5,371,599
10.25%, 02/15/27 ........... 17,369 19,388,146
Elanco Animal Health, Inc.
(d)
:
4.91%, 08/27/21 ............ 4,242 4,279,118
5.27%, 08/28/23 ............ 16,337 17,582,696
5.90%, 08/28/28 ............ 487 552,136
Encompass Health Corp., 4.50%
,
02/01/28 ................. 497 508,988
Encore Capital Group, Inc.:
4.88%, 10/15/25 ............ EUR 7,168 8,856,050
5.38%, 02/15/26 ............ GBP 2,375 3,411,527
Endeavor Energy Resources LP
(a)
:
6.63%, 07/15/25 ............ USD 1,446 1,545,398
5.50%, 01/30/26 ............ 5,030 5,220,134
5.75%, 01/30/28 ............ 6,425 6,786,856
Endo Luxembourg Finance Co. I Sarl,
6.13%
,
04/01/29
(a)
........... 3,741 3,773,734
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ 352 353,232
Energy Transfer Operating LP, 5.00%
,
05/15/50 ................. 7,785 8,051,592
Enterprise Products Operating LLC:
4.20%, 01/31/50 ............ 8,941 9,519,161
3.20%, 02/15/52 ............ 15,981 14,577,739
Equinix, Inc., 2.95%
,
09/15/51 ..... 9,210 8,108,129
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(b)(f)(j)
......... 1,665 —
ESCI/FL, 6.13%
,
02/15/21
(b)
....... 27,853 3
ESH Hospitality, Inc.
(a)
:
5.25%, 05/01/25 ............ 7,935 8,093,700
4.63%, 10/01/27 ............ 797 842,939
Expedia Group, Inc., 2.95%
,
03/15/31
(a)
3,720 3,669,036
Exxon Mobil Corp.:
1.41%, 06/26/39 ............ EUR 13,800 16,003,626
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ USD 21,761 22,742,965
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 405,893
Ford Motor Co.:
9.00%, 04/22/25 ............ 4,315 5,225,961
9.63%, 04/22/30 ............ 1,233 1,720,701
Ford Motor Credit Co. LLC:
5.58%, 03/18/24 ............ 5,922 6,391,555
1.74%, 07/19/24 ............ EUR 247 290,917
5.13%, 06/16/25 ............ USD 625 675,000
3.25%, 09/15/25 ............ EUR 3,625 4,517,867
3.38%, 11/13/25 ............ USD 9,060 9,214,020
2.33%, 11/25/25 ............ EUR 10,704 12,872,672
2.39%, 02/17/26 ............ 2,821 3,398,533
4.13%, 08/17/27 ............ USD 5,133 5,299,823
5.11%, 05/03/29 ............ 6,096 6,543,751
Forestar Group, Inc.
(a)
:
8.00%, 04/15/24 ............ 24,894 25,983,112
Security
Par (000)
Par (000) Value
United States (continued)
5.00%, 03/01/28 ............ USD 18,586 $ 19,288,737
Frontier Communications Corp.:
10.50%, 09/15/22
(f)(j)
......... 7,500 5,128,125
5.88%, 10/15/27
(a)
........... 7,260 7,695,600
5.00%, 05/01/28
(a)
........... 8,627 8,785,564
6.75%, 05/01/29
(a)
........... 12,021 12,678,549
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 14,750 15,708,750
FS KKR Capital Corp., 3.40%
,
01/15/26 10,000 9,918,711
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 889 947,052
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. 3,300 3,769,194
GE Capital Funding LLC, 4.40%
,
05/15/30
(a)
................ 14,992 16,973,231
General Electric Co., 4.35%
,
05/01/50 33,036 36,668,135
General Motors Co.:
6.13%, 10/01/25 ............ 3,158 3,713,519
6.75%, 04/01/46 ............ 5,000 6,749,168
5.95%, 04/01/49 ............ 9,685 12,289,465
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 15,000 15,281,495
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 6,212,577
Gilead Sciences, Inc., 2.80%
,
10/01/50 20,683 18,382,719
GLP Capital LP:
5.38%, 11/01/23 ............ 343 374,487
4.00%, 01/15/31 ............ 3,678 3,801,121
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,265,713
Golden Nugget, Inc., 6.75%
,
10/15/24
(a)
7,140 7,219,754
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ............ 6,750 7,572,150
5.00%, 05/31/26 ............ 966 992,227
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 5,679 5,780,577
2.60%, 10/15/25 ............ 7,287 7,394,682
Gray Television, Inc.
(a)
:
5.88%, 07/15/26 ............ 3,244 3,361,595
7.00%, 05/15/27 ............ 591 642,713
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 4,686 4,170,540
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24 ........ EUR 685 849,997
Hanesbrands, Inc.
(a)
:
4.63%, 05/15/24 ............ USD 2,371 2,515,406
5.38%, 05/15/25 ............ 5,085 5,380,565
4.88%, 05/15/26 ............ 392 420,420
Harsco Corp., 5.75%
,
07/31/27
(a)
... 531 543,611
HCA, Inc.:
5.38%, 02/01/25 ............ 166 185,175
5.88%, 02/15/26 ............ 98 112,333
5.38%, 09/01/26 ............ 64 72,160
5.88%, 02/01/29 ............ 2,031 2,366,115
3.50%, 09/01/30 ............ 999 1,007,461
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
368 391,626
Hess Corp.:
7.30%, 08/15/31 ............ 14,875 18,994,269
7.13%, 03/15/33 ............ 1,200 1,529,333
6.00%, 01/15/40 ............ 9,680 11,572,830
5.60%, 02/15/41 ............ 6,969 8,039,422
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 2,430 2,577,744
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 2,113 2,205,444

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ USD 706 $ 753,655
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,760 8,157,700
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ............ 620 681,938
5.90%, 02/01/27 ............ 18,766 21,299,410
Hyatt Hotels Corp., 5.38%
,
04/23/25 . 3,404 3,819,166
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 3,844 4,079,550
5.25%, 08/15/27
(a)
........... 2,309 2,375,061
4.75%, 01/15/28
(a)
........... 1,036 1,043,770
Intel Corp., 3.25%
,
11/15/49 ...... 10,705 10,766,149
International Business Machines Corp.,
4.25%
,
05/15/49 ............ 6,973 8,026,809
International Game Technology plc:
4.75%, 02/15/23 ............ EUR 3,400 4,166,603
3.50%, 07/15/24 ............ 2,199 2,661,546
6.50%, 02/15/25
(a)
........... USD 2,144 2,353,040
3.50%, 06/15/26 ............ EUR 7,200 8,616,531
6.25%, 01/15/27
(a)
........... USD 1,526 1,690,724
Interpublic Group of Cos., Inc. (The),
3.38%
,
03/01/41 ............ 9,132 8,875,486
IQVIA, Inc.
(a)
:
5.00%, 10/15/26 ............ 7,373 7,658,704
5.00%, 05/15/27 ............ 1,400 1,478,113
IRB Holding Corp., 7.00%
,
06/15/25
(a)
3,480 3,746,046
Iron Mountain UK plc, 3.88%
,
11/15/25 GBP 2,219 3,093,681
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ USD 3,344 3,421,330
5.25%, 03/15/28 ............ 507 526,646
5.00%, 07/15/28 ............ 12,250 12,525,625
5.25%, 07/15/30 ............ 2,806 2,895,231
Jaguar Holding Co. II/PPD
Development LP
(a)
:
4.63%, 06/15/25 ............ 3,525 3,677,633
5.00%, 06/15/28 ............ 1,731 1,802,836
JBS Investments II GmbH
(a)
:
7.00%, 01/15/26 ............ 2,340 2,490,743
5.75%, 01/15/28 ............ 960 1,012,800
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 3,207 3,503,647
6.50%, 04/15/29 ............ 3,360 3,795,120
5.50%, 01/15/30 ............ 1,005 1,112,279
JPMorgan Chase & Co., (SOFR +
2.44%), 3.11%
,
04/22/51
(c)
...... 19,222 18,825,292
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(a)
................ 525 537,364
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 1,526 1,553,544
KB Home, 7.63%
,
05/15/23 ....... 4,682 5,074,118
KFC Holding Co.
(a)
:
5.25%, 06/01/26 ............ 9,141 9,420,532
4.75%, 06/01/27 ............ 279 292,601
Kinder Morgan, Inc., 3.60%
,
02/15/51 27,499 25,622,304
Kraft Heinz Foods Co.:
5.00%, 07/15/35 ............ 527 606,550
4.38%, 06/01/46 ............ 2,400 2,508,886
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 2,173 2,620,893
Kroger Co. (The), 3.95%
,
01/15/50 .. USD 5,965 6,445,516
Kronos International, Inc., 3.75%
,
09/15/25 ................. EUR 700 832,694
Lamar Media Corp.:
3.75%, 02/15/28 ............ USD 261 260,674
Security
Par (000)
Par (000) Value
United States (continued)
4.00%, 02/15/30 ............ USD 250 $ 249,305
Lamb Weston Holdings, Inc.
(a)
:
4.63%, 11/01/24 ............ 4,031 4,183,049
4.88%, 11/01/26 ............ 745 770,516
4.88%, 05/15/28 ............ 156 168,449
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 1,865 1,897,638
Lennar Corp.:
4.13%, 01/15/22 ............ 3,018 3,064,779
4.75%, 11/15/22
(d)
........... 6,208 6,510,640
5.88%, 11/15/24 ............ 10,976 12,457,760
4.75%, 05/30/25 ............ 34 37,868
5.25%, 06/01/26 ............ 172 197,289
4.75%, 11/29/27 ............ 60 68,887
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 2,186 2,251,580
4.63%, 09/15/27
(a)
........... 435 447,689
4.25%, 07/01/28
(a)
........... 14,883 15,051,327
3.63%, 01/15/29
(a)
........... 11,247 10,895,531
LGI Homes, Inc., 6.88%
,
07/15/26
(a)
. 2,857 2,981,994
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%
,
05/23/59
(c)
................ EUR 4,925 5,886,265
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 10,384 10,385,142
Litigation Systems, Inc., 4.00%
,
10/30/27
(b)
................ 16,312 16,026,540
LKQ European Holdings BV, 3.63%
,
04/01/26 ................. EUR 3,000 3,581,883
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... USD 15,019 15,723,091
Lowe's Cos., Inc.:
5.13%, 04/15/50 ............ 340 436,087
3.00%, 10/15/50 ............ 6,963 6,494,521
Lumen Technologies, Inc.:
5.63%, 04/01/25 ............ 795 857,606
5.13%, 12/15/26
(a)
........... 3,880 4,087,114
4.00%, 02/15/27
(a)
........... 2,518 2,571,961
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 4,413 4,347,169
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 11,218,926
Macy's, Inc., 8.38%
,
06/15/25
(a)
.... 7,115 7,867,554
Magellan Midstream Partners LP,
3.95%
,
03/01/50 ............ 2,374 2,338,735
Marathon Oil Corp., 6.60%
,
10/01/37 4,264 5,309,901
Marriott International, Inc.:
Series N, 3.13%, 10/15/21 ..... 5,120 5,150,134
Series FF, 4.63%, 06/15/30 .... 2,643 2,956,712
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 6,584 6,993,051
6.50%, 09/15/26 ............ 3,779 3,946,693
Masonite International Corp.
(a)
:
5.75%, 09/15/26 ............ 350 364,000
5.38%, 02/01/28 ............ 1,164 1,235,295
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 9,761,312
MasTec, Inc., 4.50%
,
08/15/28
(a)
.... 183 189,863
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 445,004
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,579,680
McDonald's Corp., 4.45%
,
09/01/48 . 8,325 9,708,161
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 4,325,894

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ USD 6,773 $ 7,269,923
4.63%, 06/15/25
(a)
........... 2,097 2,211,706
4.50%, 09/01/26 ............ 1,222 1,278,933
5.75%, 02/01/27 ............ 6,220 6,857,146
MGM Resorts International:
6.75%, 05/01/25 ............ 694 747,733
5.75%, 06/15/25 ............ 1,701 1,854,090
4.63%, 09/01/26 ............ 1,143 1,198,613
5.50%, 04/15/27 ............ 2,604 2,799,300
Microchip Technology, Inc.:
3.92%, 06/01/21 ............ 25,675 25,823,393
4.25%, 09/01/25
(a)
........... 42,448 44,347,443
Molina Healthcare, Inc., 5.38%
,
11/15/22
(d)
................ 589 617,590
Morgan Stanley, (SOFR + 1.43%),
2.80%
,
01/25/52
(c)
........... 7,040 6,480,082
Motorola Solutions, Inc., 5.50%
,
09/01/44 ................. 6,650 8,062,515
MPLX LP, 2.65%
,
08/15/30 ....... 6,821 6,684,279
MPT Operating Partnership LP:
2.50%, 03/24/26 ............ GBP 1,975 2,734,688
5.25%, 08/01/26 ............ USD 218 225,085
5.00%, 10/15/27 ............ 1,778 1,870,465
4.63%, 08/01/29 ............ 1,046 1,100,423
3.38%, 04/24/30 ............ GBP 1,650 2,277,624
National Retail Properties, Inc., 3.50%
,
04/15/51 ................. USD 3,900 3,829,801
Nationstar Mortgage Holdings, Inc.,
6.00%
,
01/15/27
(a)
........... 835 866,312
Navient Corp.:
7.25%, 09/25/23 ............ 799 864,784
6.75%, 06/25/25 ............ 789 856,657
6.75%, 06/15/26 ............ 784 849,856
NCR Corp.
(a)
:
8.13%, 04/15/25 ............ 5,575 6,104,625
5.00%, 10/01/28 ............ 2,600 2,626,000
Netflix, Inc.:
6.38%, 05/15/29 ............ 1,254 1,554,960
3.88%, 11/15/29 ............ EUR 2,967 4,141,322
3.63%, 06/15/30 ............ 10,505 14,401,186
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 2,117 2,191,540
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 3,273 3,430,497
4.75%, 11/01/28 ............ 4,104 4,147,235
NextEra Energy Operating Partners
LP
(a)
:
4.25%, 09/15/24 ............ 18 18,990
4.50%, 09/15/27 ............ 203 219,494
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 20,329,458
Nielsen Co. Luxembourg SARL (The),
5.00%
,
02/01/25
(a)
........... 778 795,505
Nissan Motor Acceptance Corp., 2.75%
,
03/09/28
(a)
................ 9,614 9,535,789
Nordstrom, Inc., 8.75%
,
05/15/25
(a)
.. 1,515 1,714,623
Northern States Power Co., 3.20%
,
04/01/52 ................. 5,555 5,569,022
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29 ................. EUR 1,915 2,313,496
NRG Energy, Inc.:
2.00%, 12/02/25
(a)
........... USD 5,639 5,638,057
7.25%, 05/15/26 ............ 377 392,080
Security
Par (000)
Par (000) Value
United States (continued)
5.75%, 01/15/28 ............ USD 713 $ 757,563
5.25%, 06/15/29
(a)
........... 1,814 1,940,980
2.75%, 06/01/48
(k)
........... 1,600 1,863,732
OI European Group BV:
3.13%, 11/15/24 ............ EUR 830 1,006,143
2.88%, 02/15/25 ............ 4,598 5,448,691
Oracle Corp.:
3.60%, 04/01/50 ............ USD 10,950 10,605,971
3.95%, 03/25/51 ............ 29,056 29,952,792
Outfront Media Capital LLC
(a)
:
5.00%, 08/15/27 ............ 2,526 2,551,260
4.63%, 03/15/30 ............ 728 700,700
Ovintiv Exploration, Inc., 5.38%
,
01/01/26 ................. 348 383,505
Owens-Brockway Glass Container, Inc.,
5.88%
,
08/15/23
(a)
........... 1,107 1,185,874
Owl Rock Capital Corp., 3.40%
,
07/15/26 ................. 6,614 6,699,181
Pacific Gas & Electric Co.:
3.25%, 06/01/31 ............ 10,000 9,955,776
4.95%, 07/01/50 ............ 10,000 10,276,947
Park Intermediate Holdings LLC
(a)
:
7.50%, 06/01/25 ............ 533 582,545
5.88%, 10/01/28 ............ 1,480 1,569,170
Parsley Energy LLC, 4.13%
,
02/15/28
(a)
1,600 1,694,000
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 4,518 4,612,652
PDC Energy, Inc., 5.75%
,
05/15/26 .. 365 378,596
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,609,301
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 13,487 14,498,525
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(a)
........... 531 550,408
PetSmart, Inc.
(a)
:
4.75%, 02/15/28 ............ 4,000 4,090,840
7.75%, 02/15/29 ............ 2,000 2,164,900
Philip Morris International, Inc., 2.00%
,
05/09/36 ................. EUR 5,800 7,249,889
Pilgrim's Pride Corp.
(a)
:
5.75%, 03/15/25 ............ USD 177 180,646
5.88%, 09/30/27 ............ 1,088 1,166,010
Pioneer Energy Services Corp.
(a)(b)
:
(LIBOR USD 3 Month + 9.50%),
11.00%, 05/15/25
(c)
........ 13,178 12,981,447
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(k)(n)
............. 9,332 9,154,739
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. 17,990 16,695,859
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 12,600 12,489,750
7.25%, 03/15/29 ............ 6,600 6,526,806
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,724,100
Post Holdings, Inc.
(a)
:
5.50%, 12/15/29 ............ 1,189 1,273,181
4.63%, 04/15/30 ............ 2,565 2,571,413
Prime Security Services Borrower
LLC
(a)
:
3.38%, 08/31/27 ............ 446 432,620
6.25%, 01/15/28 ............ 2,059 2,143,398
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 4,880 5,008,100
PulteGroup, Inc.:
5.50%, 03/01/26 ............ 1,278 1,491,138

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
5.00%, 01/15/27 ............ USD 646 $ 742,900
7.88%, 06/15/32 ............ 9,728 13,686,615
6.00%, 02/15/35 ............ 141 176,250
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 11,968 11,519,200
3.88%, 03/01/31 ............ 8,365 8,051,313
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
2,068 2,171,400
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
3,270 3,306,788
Realogy Group LLC, 9.38%
,
04/01/27
(a)
1,092 1,209,372
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 843,463
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(a)
................ 586 598,443
Royalty Pharma plc, 3.55%
,
09/02/50
(a)
8,429 8,032,414
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 3,093,301
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 7,650 9,122,625
7.38%, 09/01/25 ............ 3,215 3,508,530
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 4,717 4,885,397
Seagate HDD Cayman:
4.75%, 06/01/23 ............ 2,250 2,393,550
3.13%, 07/15/29
(a)
........... 3,110 3,003,716
3.38%, 07/15/31
(a)
........... 1,605 1,543,127
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 6,851 7,416,207
9.50%, 08/01/25 ............ 2,503 2,720,323
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 27,906 29,657,381
Service Properties Trust:
5.00%, 08/15/22 ............ 7,737 7,852,514
4.50%, 06/15/23 ............ 17,112 17,383,396
4.35%, 10/01/24 ............ 231 229,646
7.50%, 09/15/25 ............ 3,327 3,780,876
5.50%, 12/15/27 ............ 1,318 1,394,092
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 3,600 4,251,272
2.25%, 06/01/28 ............ 2,122 2,494,312
Sirius XM Radio, Inc.
(a)
:
4.63%, 07/15/24 ............ USD 13,599 14,008,330
5.38%, 07/15/26 ............ 895 924,087
5.00%, 08/01/27 ............ 7,642 8,016,840
5.50%, 07/01/29 ............ 4,623 4,998,619
4.13%, 07/01/30 ............ 910 911,047
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 1,569 1,584,094
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(a)
................ 225 243,281
SM Energy Co.:
1.50%, 07/01/21
(k)
........... 8,783 8,696,119
10.00%, 01/15/25
(a)
.......... 12,297 13,834,125
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(a)
....... 632 652,540
Sprint Corp.:
7.25%, 09/15/21 ............ 19,474 19,962,797
7.88%, 09/15/23 ............ 23,625 27,003,375
7.13%, 06/15/24 ............ 20,846 23,998,958
7.63%, 02/15/25 ............ 9,105 10,857,713
7.63%, 03/01/26 ............ 553 677,259
Sprint Spectrum Co. LLC, 3.36%
,
09/20/21
(a)(d)
............... 845 851,086
Security
Par (000)
Par (000) Value
United States (continued)
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 1,820 $ 2,163,938
5.00%, 02/15/27
(a)
........... USD 883 920,528
4.75%, 01/15/28
(a)
........... 2,392 2,479,547
4.38%, 07/15/30
(a)
........... 688 694,192
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ 9,801 10,337,605
10.75%, 04/15/27 ........... 1,750 1,728,125
Steel Dynamics, Inc., 3.25%
,
10/15/50 8,541 7,970,137
Stellantis NV:
3.38%, 07/07/23 ............ EUR 4,110 5,137,557
0.63%, 03/30/27 ............ 11,220 13,112,668
Stericycle, Inc., 5.38%
,
07/15/24
(a)
.. USD 951 981,907
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 218 227,538
SUN Country Marine, Inc.
(b)
:
Series 2019-1C, 7.00%, 12/15/23 4,517 4,347,700
Series 2019-1B, 4.70%, 12/15/25 4,507 4,321,161
Sunoco LP:
5.50%, 02/15/26 ............ 1,449 1,488,543
6.00%, 04/15/27 ............ 521 545,096
5.88%, 03/15/28 ............ 3,502 3,665,299
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 5,402,083
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 10,524 8,452,088
7.25%, 05/15/27
(a)
........... 20,215 20,667,007
Talos Production, Inc., 12.00%
,
01/15/26
(a)
................ 16,476 16,125,885
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 7,102 7,434,906
5.38%, 02/01/27 ............ 638 661,648
6.50%, 07/15/27 ............ 2,358 2,562,391
5.00%, 01/15/28 ............ 327 340,489
6.88%, 01/15/29 ............ 1,012 1,114,920
5.50%, 03/01/30 ............ 1,952 2,049,600
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 17,524 19,364,020
TEGNA, Inc.:
4.63%, 03/15/28 ............ 11,097 11,291,198
5.00%, 09/15/29 ............ 479 497,087
Teleflex, Inc., 4.63%
,
11/15/27 ..... 413 437,264
Tempur Sealy International, Inc., 5.50%
,
06/15/26 ................. 491 508,799
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 2,429 2,479,256
4.63%, 09/01/24
(a)
........... 17,485 17,987,694
7.50%, 04/01/25
(a)
........... 259 279,635
5.13%, 05/01/25 ............ 3,229 3,274,368
4.88%, 01/01/26
(a)
........... 23,569 24,506,103
6.25%, 02/01/27
(a)
........... 3,509 3,705,030
5.13%, 11/01/27
(a)
........... 653 682,842
4.63%, 06/15/28
(a)
........... 1,430 1,465,721
Terex Corp., 5.63%
,
02/01/25
(a)
.... 2,637 2,711,179
Thermo Fisher Scientific, Inc., 1.88%
,
10/01/49 ................. EUR 4,300 5,328,445
T-Mobile USA, Inc.:
4.75%, 02/01/28 ............ USD 561 596,493
4.50%, 04/15/50
(a)
........... 5,895 6,619,437
3.30%, 02/15/51
(a)
........... 8,646 8,080,292
Toll Brothers Finance Corp.:
4.38%, 04/15/23 ............ 13,384 13,986,280
3.80%, 11/01/29 ............ 11,919 12,589,444
TransDigm, Inc.:
8.00%, 12/15/25
(a)
........... 10,852 11,817,828

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
6.25%, 03/15/26
(a)
........... USD 11,407 $ 12,093,702
6.38%, 06/15/26 ............ 2,315 2,393,131
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 18,892 18,324,852
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 2,204 2,094,180
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
3,316 3,764,821
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 155 156,096
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 11,685 12,502,950
5.70%, 06/15/28 ............ 562 621,128
Twitter, Inc., 0.00%
,
03/15/26
(a)(k)(l)
... 2,245 2,121,525
UGI International LLC, 3.25%
,
11/01/25 EUR 5,787 6,931,278
Under Armour, Inc., 3.25%
,
06/15/26 . USD 180 180,108
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%,
08/15/21 ............... 9,882 9,985,732
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 1,327 1,376,762
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 31,186 34,576,143
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 4,549 4,426,235
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 2,871 3,003,784
5.50%, 05/15/27 ............ 3,364 3,587,706
3.88%, 11/15/27 ............ 8,407 8,711,754
4.88%, 01/15/28 ............ 8,485 8,937,844
5.25%, 01/15/30 ............ 327 354,893
3.88%, 02/15/31 ............ 3,459 3,476,295
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 16,789,463
UnitedHealth Group, Inc.:
2.90%, 05/15/50 ............ 6,823 6,533,805
3.13%, 05/15/60 ............ 8,267 8,115,613
University of Southern California,
3.03%
,
10/01/39 ............ 208 220,778
US Concrete, Inc., 6.38%
,
06/01/24 . 432 441,180
US Foods, Inc., 6.25%
,
04/15/25
(a)
.. 303 324,816
Vail Resorts, Inc., 6.25%
,
05/15/25
(a)
. 186 198,322
Valvoline, Inc., 4.25%
,
02/15/30
(a)
... 180 183,600
Verizon Communications, Inc.:
2.88%, 11/20/50 ............ 29,852 26,531,916
3.55%, 03/22/51 ............ 17,351 17,326,653
3.00%, 11/20/60 ............ 15,405 13,374,195
3.70%, 03/22/61 ............ 12,027 11,884,088
ViacomCBS, Inc., 4.95%
,
05/19/50 .. 8,798 10,312,628
ViaSat, Inc., 5.63%
,
04/15/27
(a)
..... 183 191,951
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 49,512 50,425,525
4.25%, 12/01/26 ............ 25,309 25,893,258
3.75%, 02/15/27 ............ 8,266 8,266,000
4.63%, 12/01/29 ............ 16,060 16,660,002
4.13%, 08/15/30 ............ 9,804 9,889,295
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 23,830 24,936,498
5.50%, 09/01/26 ............ 1,059 1,097,389
5.63%, 02/15/27 ............ 1,129 1,173,460
5.00%, 07/31/27 ............ 6,425 6,617,878
Washington Mutual Escrow Bonds
(b)(f)(j)
:
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(l)
........... 2,631 —
0.00%, 09/21/17
(c)
........... 25,126 2
Security
Par (000)
Par (000) Value
United States (continued)
0.00%, 09/21/17
(l)
........... USD 15,753 $ 2
0.00%, 10/03/17
(c)
........... 14,745 1
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 3,176,475
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,780 5,226,930
7.25%, 06/15/28 ............ 1,000 1,116,395
Western Digital Corp., 1.50%
,
02/01/24
(d)(k)
............... 17,595 17,971,047
Western Midstream Operating LP,
(LIBOR USD 3 Month + 1.85%),
2.32%
,
01/13/23
(c)
........... 6,848 6,712,493
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 1,000 1,066,545
5.63%, 03/15/27 ............ 641 677,056
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,859 2,003,073
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(a)
........... 117 119,194
WMG Acquisition Corp.:
3.63%, 10/15/26 ............ EUR 4,645 5,608,015
3.88%, 07/15/30
(a)
........... USD 160 161,543
WPX Energy, Inc.:
8.25%, 08/01/23 ............ 750 860,625
5.25%, 10/15/27 ............ 302 321,787
5.88%, 06/15/28 ............ 608 670,198
4.50%, 01/15/30 ............ 748 805,439
Wyndham Hotels & Resorts, Inc.
(a)
:
5.38%, 04/15/26 ............ 1,131 1,156,448
4.38%, 08/15/28 ............ 1,187 1,200,650
Wynn Las Vegas LLC
(a)
:
5.50%, 03/01/25 ............ 2,676 2,827,194
5.25%, 05/15/27 ............ 3,464 3,627,258
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 10,328 11,196,430
5.13%, 10/01/29 ............ 9,875 10,107,062
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ 26,550 27,708,908
5.50%, 08/15/28 ............ 5,625 5,823,646
XHR LP, 6.38%
,
08/15/25
(a)
....... 2,317 2,447,331
XPO Logistics, Inc.
(a)
:
6.13%, 09/01/23 ............ 441 448,709
6.75%, 08/15/24 ............ 870 912,412
Yum! Brands, Inc.
(a)
:
7.75%, 04/01/25 ............ 223 243,906
4.75%, 01/15/30 ............ 2,014 2,129,402
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 6,691 6,573,908
3,828,715,454
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29 ............ 5,324 5,335,646
Total Corporate Bonds — 26.1%
(Cost: $9,878,322,953) ........................... 10,070,264,126

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests — 4.0%
Canada — 0.1%
(c)
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(o)
................ EUR 6,000 $ 6,980,895
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%
,
 12/11/26 ............ USD 31,880 30,894,069
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 1,000 1,170,742
Nuvei Technologies Corp., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 09/29/25
(b)
........... USD 2,550 2,553,187
41,598,893
Denmark — 0.0%
(c)
Nets Holdco 4 ApS, Facility Term Loan
B1, (EURIBOR 3 Month + 3.25%),
3.25%
,
 02/06/25 ............ EUR 2,646 3,097,213
TDC A/S, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 06/04/25 ............ 2,000 2,336,769
5,433,982
France — 0.1%
(c)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... 5,000 5,846,203
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 5,000 5,824,742
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 1,391 1,620,215
Elsan SAS, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 10/30/24 ............ 1,000 1,168,643
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 04/13/26 ............ 3,300 3,866,814
Foncia Management, Term Loan,
01/01/38
(o)
................ 6,500 7,541,599
Group Inovie, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ 1,000 1,173,802
27,042,018
Germany — 0.1%
(c)
A Friedrich Flender AG, Facility Term
Loan B1, (EURIBOR 1 Month +
0.00%), 3.75%
,
 03/10/28 ...... 1,000 1,178,270
CTC AcquiCo GmbH, Facility Term
Loan B1, 03/07/25
(o)
.......... 4,965 5,691,987
HSE24, Term Loan, (EURIBOR 3 Month
+ 0.00%), 0.00%
,
 01/01/28
(b)
.... 36,859 42,956,055
Nidda Healthcare Holding GmbH,
Facility Term Loan F, (LIBOR GBP 3
Month + 4.50%), 4.56%
,
 08/21/26 GBP 2,000 2,744,958
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ EUR 2,500 2,890,530
55,461,800
Security
Par (000)
Par (000) Value
Ireland — 0.0%
Flutter Entertainment plc, Term Loan,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 07/10/25
(c)
........... EUR 597 $ 701,922
Luxembourg — 0.1%
(c)
Akita Bidco SARL, Facility Term Loan
B3, (EURIBOR 6 Month + 3.25%),
3.25%
,
 11/10/25 ............ 806 939,835
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 1 Month +
3.25%), 3.25%
,
 09/13/23 ...... 1,444 1,681,379
Altice Financing SA, Term Loan,
01/31/26
(o)
................ 8,846 10,189,303
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 609 709,353
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.63%), 2.63%
,
 01/29/27 1,000 1,158,334
Intelsat Jackson Holdings SA, Facility
Term Loan, (LIBOR USD 3 Month +
5.50%), 6.50%
,
 07/13/22 ...... USD 8,289 8,375,754
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%
,
 11/27/23 ....... 3,435 3,486,525
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%
,
 01/02/24 ...... 3,350 3,414,980
Ion Trading Finance Ltd., Term Loan,
03/26/28
(o)
................ EUR 2,000 2,340,709
JBS USA Lux SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.11%
,
 05/01/26 ............ USD 7,860 7,805,580
Logoplaste Parent SARL, Facility Term
Loan B, (EURIBOR 3 Month +
3.50%), 3.50%
,
 10/04/23 ...... EUR 1,700 1,971,162
LSF10 XL Bidco SCA, Facility Term
Loan B3, (EURIBOR 3 Month +
4.00%), 4.00%
,
 10/12/26 ...... 1,333 1,559,527
LSF10 XL Bidco SCA, Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00%
,
 03/30/28 ............ 2,500 2,916,358
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 06/30/25 ...... USD 4,036 4,026,758
Summer (BC) Bidco B LLC, Facility
Term Loan B, (EURIBOR 3 Month +
4.75%), 4.75%
,
 12/04/26 ...... EUR 1,717 2,008,996
52,584,553
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 0.00%), 3.93%
,
 02/21/23
(b)(c)
... USD 3,200 3,129,600
Netherlands — 0.1%
(c)
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 02/06/27 ............ EUR 1,000 1,174,295
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.70%
,
 07/10/25 ............ USD 7,206 7,209,733

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Netherlands (continued)
Nouryon Finance BV, Term Loan,
(EURIBOR 1 Month + 3.00%),
3.00%
,
 10/01/25 ............ EUR 1,511 $ 1,761,312
Peer Holding III BV, Facility Term Loan
B
(c)
:
 03/07/25
(o)
................ 8,661 10,124,534
(EURIBOR 6 Month + 3.50%),
3.50%, 01/18/27 .......... 5,500 6,434,886
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 7,900 9,200,684
35,905,444
Norway — 0.0%
Adevinta ASA, Facility Term Loan B1,
10/22/27
(c)(o)
............... 2,000 2,347,347
Spain — 0.0%
(c)
Lorca Holdco Ltd., Term Loan B2,
(EURIBOR 6 Month + 4.25%),
4.25%
,
 09/17/27 ............ 3,000 3,519,542
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,711,963
Piolin BidCo SAU, Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00%
,
 09/16/26 ............ 3,000 3,301,350
Promotora de Informaciones SA, Term
Loan, 03/31/25
(o)
............ 7,576 8,237,041
16,769,896
Sweden — 0.1%
(c)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... 500 579,156
Unilabs Diagnostics AB, Facility Term
Loan B3, 04/19/24
(o)
.......... 2,900 3,393,620
Verisure Holding AB, Term Loan,
01/15/28
(o)
................ 14,029 16,375,771
20,348,547
United Kingdom — 0.2%
(c)
BBD Bidco Ltd., Facility Term Loan B1,
(LIBOR GBP 1 Month + 4.75%),
4.80%
,
 11/13/26 ............ GBP 3,000 4,112,185
Bellis Acquisition Co., plc, Facility Term
Loan B, 02/12/26
(o)
........... EUR 8,947 10,467,663
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 14,553 14,491,981
Crown Finance US, Inc., Term Loan,
02/28/25
(o)
................ EUR 4,471 4,362,721
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.30%
,
 12/05/24 ............ GBP 1,000 1,371,707
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,976 3,449,540
New Look Corporate Ltd., Term Loan
(p)
:
0.00%, 11/10/27 ............ GBP 161 201,976
16.50%, 11/10/29
(b)
.......... 161 26,634
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/02/25 ............ EUR 2,000 2,299,078
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 3.25%),
3.75%
,
 07/01/27 ............ EUR 1,250 $ 1,458,853
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(o)
....... GBP 9,029 12,274,211
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, 01/31/29
(o)
....... EUR 789 924,039
Vue International Bidco plc, Facility
Term Loan B1, (EURIBOR 6 Month
+ 4.75%), 4.75%
,
 07/03/26 ..... 1,000 1,039,141
56,479,729
United States — 3.2%
18 Fremont Street Acquisition LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.50%
,
 08/09/25
(c)
..... USD 62,588 63,213,512
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 07/31/26
(c)
..... 1,643 1,642,711
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)(c)
:
(LIBOR USD 1 Month + 3.75%),
3.86%, 02/02/26 .......... 8,357 8,106,432
(LIBOR USD 1 Month + 6.00%),
6.75%, 02/02/26 .......... 3,349 3,349,170
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 01/01/28
(c)
........... EUR 1,000 1,168,302
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.20%
,
 02/05/24
(c)
........... USD 35,785 35,438,474
Amazon Logistics Construction Brid,
Term Loan, 01/01/28
(c)(o)
....... 34,531 34,531,065
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.50% - 5.25%
,
 09/19/24
(c)
1,997 1,988,014
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26
(c)
........... 2,795 2,797,320
Avantor Funding, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.25%),
3.25%
,
 11/08/27
(c)
........... 5,185 5,182,413
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(c)
........... 2,260 2,259,638
Avaya, Inc., Term Loan B2, 12/15/27
(c)(o)
2,985 2,982,881
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(c)
..... 12,223 12,204,505
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(c)
..... 5,606 5,697,098
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.86%
,
 11/27/25
(c)
........... 12,714 12,633,258
BCP Raptor II LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 11/03/25
(c)
........... 26,077 24,805,287
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 2.36%
,
 01/02/25
(c)
..... 5,501 5,466,606
Boxer Parent Co., Inc., Term Loan,
10/02/25
(c)(o)
............... EUR 2,987 3,496,687

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Buckeye Partners LP, Term Loan B1,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 11/01/26
(c)
........... USD 24,716 $ 24,587,049
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(c)
........... 1,999 1,993,993
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.61%
,
 07/21/25
(c)
..... 3,743 3,747,869
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00%
,
 04/24/21
(b)(c)
.......... 27,297 27,214,910
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.36%
,
 02/01/25
(b)(c)
10,792 10,737,667
City Brewing Co., LLC, Term Loan,
0.00%
,
 03/01/26
(b)(c)
.......... 8,320 8,299,200
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00%
,
 05/15/21
(b)(c)
.......... 19,300 17,756,000
Coty, Inc., Term Loan A, 04/05/23
(c)(o)
. EUR 13,934 15,808,978
Coty, Inc., Term Loan B, 04/07/25
(c)(o)
. 2,988 3,346,030
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/15/27
(c)
........... USD 9,624 9,496,478
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 6 Month + 3.75%),
4.50%
,
 12/01/27
(c)
........... 13,513 13,484,082
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(c)
........... 4,652 4,750,855
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(c)
........... 1,794 1,783,884
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 02/06/26
(c)
..... 17,721 17,610,058
Ecl Entertainment, LLC, Term Loan,
0.00%
,
 01/01/28
(b)(c)
.......... 9,688 9,688,000
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(c)
......... 1,254 1,309,936
Everi Payments, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
3.50%
,
 05/09/24
(c)
........... 1,623 1,611,292
Facebook Burlingame, Term Loan,
05/09/23
(b)(c)(o)
.............. 23,947 23,946,867
Flexera Software LLC, 1st Lien Term
Loan B1, 03/03/28
(c)(o)
......... 10,067 10,072,180
Foundation Building Materials, Inc., 1st
Lien Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28
(c)
......... 3,009 2,978,369
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.75%
,
 10/08/21
(c)
..... 8,427 8,391,859
Galaxy Universal LLC, Term Loan,
0.00%
,
 01/01/28
(c)
........... 8,313 8,229,375
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.20%
,
 12/30/26
(c)
........... 9,039 9,002,003
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, 07/02/25
(c)(o)
..... 23,199 23,034,391
Security
Par (000)
Par (000) Value
United States (continued)
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 10/04/23
(c)
........... USD 13,554 $ 13,327,167
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week +
2.00%), 2.08%
,
 11/15/27
(c)
...... 15,314 15,134,696
GVC Holdings plc, Facility Term Loan
B3, (LIBOR USD 6 Month + 2.00%),
3.00%
,
 03/29/24
(c)
........... 1,258 1,257,277
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 8,991 9,125,682
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00%
,
 04/01/24
(b)(c)
.... 30,000 27,600,000
Houston Center, Term Loan, 12/09/22
(b)
(c)(o)
..................... 27,846 27,779,584
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(c)
..... 14,323 14,300,258
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(p)
........... 24,168 24,666,586
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/25/27
(c)
........... 30,770 30,508,495
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 0.00%),
0.00%
,
 08/07/23
(b)(c)
.......... 11,729 11,773,563
IRB Holding Corp., Term Loan,
12/15/27
(c)(o)
............... 5,185 5,160,687
Jeld-Wen, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.00%),
2.11%
,
 12/14/24
(c)
........... 6,267 6,227,483
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(c)
........... 2,319 2,269,684
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.60%
,
 02/05/27
(c)
........... 1,040 1,030,420
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week +
3.75%), 4.50%
,
 12/17/27
(c)
..... 2,630 2,617,407
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(c)(o)
.... 584 581,646
Leslie's Poolmart, Inc.,Term Loan,
03/09/28
(c)(o)
............... 3,971 3,944,513
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.85%
,
 08/31/27
(c)
........... 29,832 29,729,610
Luxembourg Life Fund, Term Loan G,
0.00%
,
 01/01/28
(b)(p)
.......... 15,000 15,427,500
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 09/30/24
(c)
........... 39,910 39,900,483
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.61%
,
 07/03/25
(c)
..... 7,254 7,199,855
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(c)
..... 2,900 2,884,601
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(c)
..... 5,457 5,474,404

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 6 Month + 3.50%),
4.50%
,
 06/13/24
(c)
........... USD 2,493 $ 2,440,938
OPENDOOR, Term Loan, 01/23/26
(b)(o)(p)
8,667 8,666,667
Park Avenue Tower, Term Loan,
03/09/24
(b)(c)(o)
.............. 41,664 41,660,142
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(c)
..... 4,278 4,248,610
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.61%
,
 05/29/26
(c)
..... 15,384 15,262,694
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(c)(o)
............... 2,792 2,789,350
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(c)(o)
.............. 1,456 1,477,840
Peraton Corp., Term Loan, 02/01/28
(c)(o)
4,913 4,908,996
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(c)
........... 13,197 13,168,370
Playtika Holding Corp., Term Loan B1,
03/13/28
(c)(o)
............... 16,565 16,461,469
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.19%
,
 08/07/23
(b)(c)
.... 6,583 6,187,557
Ply Gem Midco, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 04/12/25
(c)
........... 11,815 11,794,048
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(c)
12,603 12,545,278
Realpage, Inc., Term Loan, 02/18/28
(c)(o)
6,000 5,969,160
Revolving Credit Facility, Term Loan,
01/01/28
(c)(o)
............... 26,894 26,893,763
RNTR Seer Financing, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00%
,
 12/20/21
(b)(c)
.......... 16,711 16,668,881
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 02/28/25
(c)
..... 6,936 6,508,967
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 9.00%
,
 02/28/26
(c)
..... 4,760 4,077,749
Sabre GLBL, Inc., Term Loan B,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/17/27
(c)
........... 2,046 2,065,063
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(c)
........... 7,612 7,558,838
Shearer's Foods LLC, 1st Lien Term
Loan, 4.25%
,
 09/23/27
(c)
....... 6,825 6,804,653
Signal Parent, Inc., Term Loan B,
03/24/28
(b)(c)(o)
.............. 11,400 11,314,500
Spectacle Gary Holdings LLC, Delayed
Draw Term Loan, (LIBOR USD 3
Month + 9.00%), 11.00%
,
 12/23/25
(c)
2,500 2,725,000
Spectacle Gary Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
9.00%), 11.00%
,
 12/23/25
(c)
..... 34,500 37,605,000
Surf Holdings SARL, 1st Lien Term
Loan, 03/05/27
(c)(o)
........... 8,897 8,802,712
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 05/29/26
(c)
...... 8,833 8,783,545
Security
Par (000)
Par (000) Value
United States (continued)
The Enterprise Development Authority,
Term Loan B, 02/18/28
(b)(c)(o)
..... USD 11,053 $ 11,080,633
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 12/09/25
(c)
........... 4,943 4,835,853
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(c)(o)
....... 9,442 9,397,717
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(c)
........... 18,186 18,185,729
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(c)
........... 1,910 1,952,975
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/20/28
(c)
...... 1,615 1,611,254
Veritas US, Inc., Term Loan B,
(EURIBOR 3 Month + 5.50%),
6.50%
,
 09/01/25
(c)
........... EUR 4,294 5,052,219
VICI Properties 1 LLC, Term Loan B,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 12/20/24
(c)
........... USD 22,120 21,853,454
Virtusa Corp., Term Loan, (LIBOR
USD 1 Month + 4.25%),
5.00%
,
 02/11/28
(c)
........... 3,886 3,888,448
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.11%
,
 02/28/27
(c)
........... 8,820 8,780,055
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Month + 1.50%),
1.61%
,
 02/27/23
(c)
........... 12,768 12,728,206
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/29/23
(c)
........... 12,111 12,091,169
White Cap Buyer LLC, Term Loan,
(LIBOR USD 6 Month + 4.00%),
4.50%
,
 10/19/27
(c)
........... 13,585 13,550,990
WIN Waste Innovations Holdings Inc.,
Term Loan, 03/24/28
(c)(o)
....... 3,288 3,275,670
Woof Holdings, Inc., 1st Lien Term
Loan, 12/21/27
(c)(o)
........... 8,472 8,429,640
XPO Logistics, Inc., Term Loan,
(LIBOR USD 1 Month + 1.75%),
1.86%
,
 02/24/25
(c)
........... 14,516 14,413,724
Zaxby's Operating Co. LP, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/28/27
(c)
..... 5,657 5,647,100
Zaxby's Operating Co. LP, 2nd Lien
Term Loan, (LIBOR USD 1 Month +
6.50%), 7.25%
,
 12/28/28
(b)(c)
.... 3,750 3,787,500
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/24/27
(c)
........... 2,678 2,641,539
1,234,359,964
Total Floating Rate Loan Interests — 4.0%
(Cost: $1,554,000,595) ........................... 1,552,163,695

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations — 2.1%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)
....... USD 10,000 $ 5,593,750
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%
,
10/05/25 ............ 1,386 1,602,129
CBB International Sukuk Programme
Co. SPC, 6.25%
,
11/14/24
(a)
.... 2,027 2,226,533
3,828,662
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(a)
:
5.75%, 10/27/21 ............ 1,295 1,324,137
3.63%, 02/04/25 ............ 8,987 9,040,360
4.63%, 02/04/30 ............ 1,236 1,233,343
11,597,840
Chile — 0.0%
(a)
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31 ............ 3,035 3,277,800
Empresa de los Ferrocarriles del
Estado, 3.07%
,
08/18/50 ....... 475 413,398
Empresa de Transporte de Pasajeros
Metro SA:
3.65%, 05/07/30 ............ 200 216,500
5.00%, 01/25/47 ............ 674 784,031
4,691,729
China — 1.1%
China Development Bank:
3.30%, 02/01/24 ............ CNY 268,000 40,873,572
2.89%, 06/22/25 ............ 1,285,460 191,848,551
3.34%, 07/14/25 ............ 179,900 27,334,387
3.68%, 02/26/26 ............ 127,200 19,605,560
3.39%, 07/10/27 ............ 85,600 12,932,902
4.04%, 07/06/28 ............ 127,300 19,859,042
3.45%, 09/20/29 ............ 176,170 26,445,459
3.09%, 06/18/30 ............ 63,700 9,280,735
China Minmetals Corp., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.72%), 3.75%
(c)(m)
USD 3,179 3,241,587
China National Petroleum Corp., Series
B, 4.16%
,
08/16/25 .......... CNY 100,000 15,522,658
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24 ............ 80,000 12,288,652
China State Railway Group Co. Ltd.:
4.88%, 10/17/24 ............ 90,000 14,351,675
Series A, 5.42%, 05/27/24 ..... 10,000 1,614,623
State Grid Corp. of China, 5.38%
,
08/19/24 ................. 20,000 3,214,014
398,413,417
Colombia — 0.2%
Ecopetrol SA:
5.38%, 06/26/26 ............ USD 6,486 7,248,948
6.88%, 04/29/30 ............ 18,750 22,710,938
5.88%, 05/28/45 ............ 6,759 7,155,753
Empresas Publicas de Medellin ESP
(a)
:
4.25%, 07/18/29 ............ 9,146 9,180,298
4.38%, 02/15/31 ............ 4,826 4,835,652
51,131,589
France — 0.2%
Electricite de France SA:
(USD Swap Semi 10 Year + 3.71%),
5.25%
(c)(m)
............... 1,100 1,157,750
Security
Par (000)
Par (000) Value
France (continued)
0.00%, 09/14/24
(k)(l)
.......... EUR 26,361 $ 4,603,371
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(c)(m)
......... 9,600 12,782,243
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(c)(m)
......... 1,000 1,332,804
(GBP Swap 13 Year + 3.96%),
6.00%
(c)(m)
............... GBP 8,500 13,153,567
(EUR Swap Annual 5 Year +
3.37%), 2.87%
(c)(m)
......... EUR 6,000 7,318,267
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(c)(m)
......... 4,600 5,663,407
(GBP Swap 15 Year + 3.05%),
5.87%
(c)(m)
............... GBP 700 1,084,982
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(c)(m)
......... EUR 18,400 22,980,230
2.00%, 12/09/49 ............ 5,500 6,910,627
5.13%, 09/22/50 ............ GBP 1,250 2,538,626
6.00%, 01/23/14 ............ 2,100 4,680,241
84,206,115
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. USD 3,049 3,190,969
Oil India Ltd., 5.13%
,
02/04/29 ..... 9,570 10,613,321
Power Finance Corp. Ltd.:
4.50%, 06/18/29 ............ 25,901 27,414,590
3.95%, 04/23/30 ............ 468 477,875
3.35%, 05/16/31 ............ 3,950 3,846,826
45,543,581
Indonesia — 0.1%
Pertamina Persero PT:
3.65%, 07/30/29 ............ 2,713 2,838,476
3.10%, 08/27/30 ............ 3,881 3,881,427
4.18%, 01/21/50 ............ 7,857 7,616,380
Perusahaan Penerbit SBSN Indonesia
III, 3.80%
,
06/23/50 .......... 10,280 10,386,012
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 ................. 14,543 17,937,882
42,660,177
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 4,900 6,064,694
2.63%, 04/28/25 ............ 4,050 4,855,357
(EUR Swap Annual 5 Year +
8.92%), 8.50%, 09/10/30
(c)
... 550 638,587
11,558,638
Mexico — 0.3%
Petroleos Mexicanos:
6.88%, 10/16/25 ............ USD 20,000 21,590,000
6.84%, 01/23/30 ............ 32,387 32,748,115
5.95%, 01/28/31 ............ 4,711 4,499,005
6.38%, 01/23/45 ............ 16,498 13,693,340
5.63%, 01/23/46 ............ 4,069 3,234,244
6.35%, 02/12/48 ............ 11,517 9,487,129
7.69%, 01/23/50 ............ 19,218 17,757,432
6.95%, 01/28/60 ............ 22,813 19,476,599
122,485,864
Morocco — 0.0%
OCP SA, 4.50%
,
10/22/25 ........ 4,000 4,223,750

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
TenneT Holding BV:
(EUR Swap Annual 5 Year +
2.72%), 2.37%
(c)(m)
......... EUR 12,305 $ 14,947,254
Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25
(a)
.. USD 8,336 8,461,040
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
2.40%
,
09/28/27
(a)
........... 632 621,730
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 9,806 9,409,347
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25 .................. 5,000 5,162,500
Total Foreign Agency Obligations — 2.1%
(Cost: $795,597,779) ............................. 824,536,983
Foreign Government Obligations — 10.2%
Albania — 0.1%
Republic of Albania, 3.50%
,
06/16/27 EUR 21,622 27,004,267
Argentina — 0.0%
Argentina Government Bond, 0.12%
,
07/09/35
(d)
................ USD 61,137 18,035,415
Argentine Republic (The):
1.00%, 07/09/29 ............ 853 305,546
0.12%, 07/09/30
(d)
........... 14,038 4,663,195
23,004,156
Australia — 0.3%
Commonwealth of Australia:
1.75%, 06/21/51 ............ AUD 165,310 100,460,653
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ............ USD 3,026 3,479,900
6.75%, 09/20/29 ............ 3,808 4,138,820
7.38%, 05/14/30 ............ 497 551,515
5.25%, 01/25/33
(a)
........... 2,165 2,056,750
6.00%, 09/19/44 ............ 15,981 14,917,265
7.50%, 09/20/47 ............ 3,845 3,989,187
29,133,437
Brazil — 0.0%
Federative Republic of Brazil:
6.00%, 04/07/26 ............ 243 279,222
4.63%, 01/13/28 ............ 3,139 3,319,493
3.88%, 06/12/30 ............ 580 562,237
4,160,952
Chile — 0.0%
Republic of Chile:
3.24%, 02/06/28 ............ 519 560,033
2.45%, 01/31/31 ............ 561 564,331
3.50%, 01/25/50 ............ 226 230,167
1,354,531
China — 3.9%
People's Republic of China:
3.30%, 07/04/23 ............ CNY 38,000 5,881,517
3.19%, 04/11/24 ............ 168,000 25,805,104
1.99%, 04/09/25 ............ 3,010,100 439,626,412
Security
Par (000)
Par (000) Value
China (continued)
2.41%, 06/19/25 ............ CNY 1,489,800 $ 221,711,696
2.85%, 06/04/27 ............ 2,180,000 325,526,466
3.29%, 05/23/29 ............ 690,580 105,466,240
3.13%, 11/21/29 ............ 409,770 61,841,146
2.68%, 05/21/30 ............ 1,211,610 176,184,833
3.27%, 11/19/30 ............ 219,900 33,654,615
4.08%, 10/22/48 ............ 328,000 52,797,553
3.86%, 07/22/49 ............ 303,500 47,176,914
3.39%, 03/16/50 ............ 30,200 4,284,333
1,499,956,829
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 6,036 7,205,475
4.50%, 01/28/26 ............ 7,713 8,460,197
3.88%, 04/25/27 ............ 3,033 3,242,467
4.50%, 03/15/29 ............ 5,541 6,051,811
3.00%, 01/30/30 ............ 5,770 5,638,372
4.13%, 05/15/51 ............ 5,818 5,534,372
36,132,694
Croatia — 0.1%
Republic of Croatia:
1.50%, 06/17/31 ............ EUR 29,052 35,815,331
Dominican Republic — 0.1%
Dominican Republic Government Bond:
6.88%, 01/29/26 ............ USD 866 1,002,395
5.95%, 01/25/27 ............ 2,717 3,046,436
4.50%, 01/30/30
(a)
........... 7,667 7,702,939
4.88%, 09/23/32
(a)
........... 7,614 7,690,140
6.40%, 06/05/49 ............ 5,895 6,173,171
25,615,081
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(d)
5,090 2,328,675
Egypt — 0.2%
Arab Republic of Egypt:
6.13%, 01/31/22 ............ 458 469,879
5.58%, 02/21/23
(a)
........... 935 973,277
5.75%, 05/29/24
(a)
........... 2,714 2,843,763
4.75%, 04/11/25
(a)
........... EUR 265 322,225
5.88%, 06/11/25 ............ USD 4,156 4,379,385
5.25%, 10/06/25
(a)
........... 5,706 5,912,842
7.60%, 03/01/29 ............ 7,535 8,005,938
5.88%, 02/16/31
(a)
........... 1,425 1,332,375
6.38%, 04/11/31
(a)
........... EUR 13,637 16,411,903
7.63%, 05/29/32 ............ USD 9,440 9,634,700
8.50%, 01/31/47
(a)
........... 5,676 5,629,882
7.90%, 02/21/48 ............ 7,752 7,279,613
8.88%, 05/29/50
(a)
........... 13,802 14,086,666
7.50%, 02/16/61
(a)
........... 2,080 1,874,600
79,157,048
France — 0.1%
French Republic
(a)
:
1.50%, 05/25/50 ............ EUR 16,992 23,775,953
0.50%, 05/25/72 ............ 6,415 6,119,765
29,895,718
Germany — 0.2%
Federal Republic of Germany, 0.10%
,
04/15/26 ................. 49,113 63,579,329
Ghana — 0.1%
Republic of Ghana
(a)
:
8.63%, 04/07/34 ............ USD 16,976 16,594,040

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ghana (continued)
8.88%, 05/07/42 ............ USD 10,829 $ 10,368,767
26,962,807
Greece — 1.2%
Hellenic Republic:
3.50%, 01/30/23 ............ EUR 884 1,104,465
2.00%, 04/22/27
(a)
........... 37,246 47,941,395
3.75%, 01/30/28 ............ 24,466 34,957,806
3.88%, 03/12/29
(a)
........... 24,900 36,511,968
1.50%, 06/18/30
(a)
........... 177,531 222,273,035
0.75%, 06/18/31
(a)
........... 64,985 75,337,189
3.90%, 01/30/33 ............ 1,249 1,936,922
4.00%, 01/30/37 ............ 996 1,613,054
4.20%, 01/30/42 ............ 977 1,698,728
1.88%, 01/24/52
(a)
........... 45,715 53,248,543
476,623,105
Hungary — 0.1%
Hungary Government Bond, 1.75%
,
06/05/35 ................. 19,105 23,930,736
India — 0.1%
Republic of India, 5.79%
,
05/11/30 .. INR 2,091,400 27,201,322
Indonesia — 0.5%
Republic of Indonesia:
6.50%, 06/15/25 ............ IDR 350,572,000 24,727,092
4.75%, 01/08/26 ............ USD 746 844,612
3.50%, 01/11/28 ............ 2,374 2,545,373
4.10%, 04/24/28 ............ 9,415 10,412,402
4.75%, 02/11/29 ............ 5,190 5,956,096
7.00%, 09/15/30 ............ IDR 1,033,084,000 72,305,787
6.50%, 02/15/31 ............ 331,938,000 22,442,080
8.38%, 03/15/34 ............ 61,214,000 4,593,684
7.50%, 06/15/35 ............ 293,203,000 20,643,484
8.25%, 05/15/36 ............ 98,975,000 7,321,765
7.50%, 04/15/40 ............ 53,259,000 3,676,582
4.63%, 04/15/43 ............ USD 2,985 3,301,224
4.75%, 07/18/47 ............ 2,985 3,361,856
7.38%, 05/15/48 ............ IDR 189,210,000 12,698,388
194,830,425
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30 ............ USD 268 280,562
Italy — 1.6%
Republic of Italy
(a)
:
4.75%, 09/01/44 ............ EUR 79,452 153,454,290
1.50%, 04/30/45 ............ 25,359 29,877,081
3.45%, 03/01/48 ............ 40,262 66,582,376
3.85%, 09/01/49 ............ 27,932 49,439,055
2.45%, 09/01/50 ............ 201,295 280,555,705
0.15%, 05/15/51 ............ 19,616 23,051,841
2.80%, 03/01/67 ............ 6,270 9,184,757
612,145,105
Japan — 0.1%
Japan Government Bond, 0.60%
,
09/20/50 ................. JPY 5,692,000 50,489,544
Malaysia — 0.2%
Malaysia Government Bond:
3.50%, 05/31/27 ............ MYR 52,300 12,963,980
3.89%, 08/15/29 ............ 83,600 21,023,363
3.83%, 07/05/34 ............ 43,800 10,468,170
Security
Par (000)
Par (000) Value
Malaysia (continued)
3.76%, 05/22/40 ............ MYR 83,300 $ 18,773,186
63,228,699
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 USD 8,507 7,770,613
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ 3,037 3,251,488
4.50%, 04/22/29 ............ 8,858 9,793,626
2.66%, 05/24/31 ............ 6,680 6,335,562
6.05%, 01/11/40 ............ 4,784 5,725,850
4.75%, 03/08/44 ............ 538 563,387
4.35%, 01/15/47 ............ 855 845,916
4.50%, 01/31/50 ............ 560 565,775
27,081,604
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 . 400 460,000
Morocco — 0.0%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ 4,237 3,966,891
4.00%, 12/15/50 ............ 2,302 2,037,270
6,004,161
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 ............ 3,314 3,123,445
6.75%, 01/17/48 ............ 3,314 3,182,476
6,305,921
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 ............ 625 634,961
7.38%, 04/08/31 ............ 735 750,389
1,385,350
Panama — 0.0%
Republic of Panama:
3.88%, 03/17/28 ............ 2,657 2,896,130
3.16%, 01/23/30 ............ 3,534 3,673,151
2.25%, 09/29/32 ............ 601 569,260
6.70%, 01/26/36 ............ 4,283 5,761,974
4.50%, 05/15/47 ............ 514 566,364
4.50%, 04/16/50 ............ 5,018 5,518,232
4.50%, 04/01/56 ............ 387 424,611
19,409,722
Paraguay — 0.0%
Republic of Paraguay
(a)
:
4.95%, 04/28/31 ............ 2,625 2,953,946
5.40%, 03/30/50 ............ 6,647 7,436,331
10,390,277
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 3,205 2,922,559
Republic of Peru:
7.35%, 07/21/25 ............ 455 563,205
2.39%, 01/23/26 ............ 4,867 5,009,968
4.13%, 08/25/27 ............ 253 282,886
2.78%, 01/23/31 ............ 4,321 4,325,051
3.30%, 03/11/41 ............ 592 578,680
5.63%, 11/18/50 ............ 2,330 3,093,075
16,775,424

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Republic of Philippines:
3.75%, 01/14/29 ............ USD 514 $ 569,094
2.95%, 05/05/45 ............ 606 565,474
1,134,568
Qatar — 0.0%
State of Qatar:
4.50%, 04/23/28 ............ 480 559,800
4.00%, 03/14/29
(a)
........... 11,606 13,172,810
4.40%, 04/16/50 ............ 4,932 5,721,120
19,453,730
Romania — 0.2%
Romania Government Bond:
3.62%, 05/26/30 ............ EUR 40,073 54,019,152
3.00%, 02/14/31
(a)
........... USD 4,640 4,644,350
6.13%, 01/22/44 ............ 4,238 5,379,611
4.00%, 02/14/51 ............ 290 279,760
64,322,873
Russia — 0.3%
Russian Federation:
4.75%, 05/27/26 ............ 3,600 4,029,750
7.75%, 09/16/26 ............ RUB 3,770,657 52,331,892
4.25%, 06/23/27 ............ USD 8,400 9,193,800
7.05%, 01/19/28 ............ RUB 699,921 9,361,964
7.65%, 04/10/30 ............ 2,747,578 38,077,267
8.50%, 09/17/31 ............ 416,861 6,127,487
119,122,160
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ............ USD 2,035 2,239,136
3.25%, 10/26/26 ............ 500 537,969
3.63%, 03/04/28 ............ 1,028 1,113,774
4.38%, 04/16/29
(a)
........... 4,778 5,439,454
4.50%, 04/17/30 ............ 1,843 2,121,754
11,452,087
South Africa — 0.0%
Republic of South Africa:
5.88%, 05/30/22 ............ 4,800 5,062,500
4.88%, 04/14/26 ............ 266 279,633
5,342,133
Spain — 0.1%
Kingdom of Spain, 1.25%
,
10/31/30
(a)
EUR 25,098 32,148,155
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 03/14/24 ............ USD 5,075 3,233,727
6.35%, 06/28/24 ............ 300 191,531
7.85%, 03/14/29 ............ 300 183,375
7.55%, 03/28/30 ............ 8,300 5,063,000
8,671,633
Ukraine — 0.2%
Ukraine Government Bond:
7.75%, 09/01/22 ............ 406 428,000
7.75%, 09/01/23 ............ 2,868 3,092,242
8.99%, 02/01/24 ............ 5,436 6,028,524
7.75%, 09/01/24 ............ 2,394 2,578,787
7.75%, 09/01/25
(a)
........... 3,498 3,791,832
7.75%, 09/01/25 ............ 2,813 3,049,292
9.75%, 11/01/28 ............ 36,053 41,979,212
7.38%, 09/25/32 ............ 10,614 10,643,852
7.25%, 03/15/33
(a)
........... 6,028 5,994,092
Security
Par (000)
Par (000) Value
Ukraine (continued)
7.25%, 03/15/33 ............ USD 12,512 $ 12,441,620
90,027,453
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%
,
01/22/45 GBP 33,536 66,169,813
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 ............ USD 1,869 2,122,057
4.98%, 04/20/55 ............ 1,165 1,423,795
3,545,852
Total Foreign Government Obligations — 10.2%
(Cost: $3,797,303,544) ........................... 3,950,264,535
Shares
Shares
Investment Companies — 6.7%
BlackRock Liquid Environmentally
Aware Fund, Class Direct
*
...... 368,491,917 368,676,163
Consumer Discretionary Select Sector
SPDR Fund ............... 158,234 26,594,388
Energy Select Sector SPDR Fund .. 275,788 13,530,159
Financial Select Sector SPDR Fund . 1,155,301 39,337,999
Health Care Select Sector SPDR Fund 200,000 23,348,000
Industrial Select Sector SPDR Fund . 614,081 60,456,274
Invesco QQQ Trust, Series 1 ...... 403,000 128,609,390
iShares China Large-Cap ETF
(g)*
... 446,810 20,848,155
iShares Core U.S. Aggregate Bond
ETF
*
.................... 26,500 3,016,495
iShares iBoxx $ High Yield Corporate
Bond ETF
(g)*
............... 1,403,569 122,363,145
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 88,042 11,449,862
iShares J.P. Morgan USD Emerging
Markets Bond ETF
*
.......... 4,443 483,754
iShares Latin America 40 ETF
(g)*
.... 536,067 14,800,810
iShares MSCI Brazil ETF
*
........ 320,968 10,736,380
iShares Nasdaq Biotechnology ETF
*
. 29,333 4,416,377
iShares S&P 500 Value ETF
*
...... 339,136 47,899,569
SPDR EURO STOXX 50 ETF ..... 127,490 5,674,580
SPDR S&P 500 ETF Trust ........ 4,212,170 1,669,409,336
SPDR S&P Oil & Gas Exploration &
Production ETF ............. 135,610 11,030,517
VanEck Vectors Gold Miners ETF ... 181,153 5,887,473
VanEck Vectors Semiconductor ETF . 37,511 9,135,804
Total Investment Companies — 6.7%
(Cost: $2,511,844,309) ........................... 2,597,704,630
Par (000)
Pa r (000)
Municipal Bonds — 1.7%
Arizona - 0.0%
Arizona Health Facilities Authority
(Banner Health), Series 2007B, RB,
VRDN, 0.97%, 04/01/21
(q)
...... 10,240 10,061,737
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 17,875,438
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,557,621

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
California (continued)
California Pollution Control Financing
Authority (Poseidon Resources
Channelside LP Desalination
Project), Series 2012, RB,
5.00%, 11/21/45
(a)
........... USD 11,555 $ 12,233,510
California State Public Works Board
(Various Capital Projects), Series
2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 11,152,821
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 10,617,366
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 5,803,005
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,403,766
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ 4,575 4,994,665
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,296,913
Series 2009, GO, 7.55%, 04/01/39 4,840 7,841,284
Series 2009, GO, 7.30%, 10/01/39 7,375 11,211,253
Series 2009, GO, 7.35%, 11/01/39 2,270 3,483,202
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,347,743
104,818,587
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,364,835
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac
University), Series 2015L, RB,
5.00%, 07/01/45 ............ 6,375 7,082,115
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,497,706
9,579,821
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 10,418,100
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,912,614
Series 2015, RB, 5.00%, 07/15/35 3,280 3,908,546
7,821,160
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,194,240
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,885,039
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,250,506
Series 2019E, RB, 2.53%, 10/01/30 7,590 7,614,592
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,735,869
21,680,246
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,408 3,407,296
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,811,166
Security
Par (000)
Par (000) Value
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 USD 805 $ 1,105,563
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,064,463
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 6,715 7,899,929
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,229,788
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,145,183
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,555,999
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,701,278
Series 2014E, RB, 3.80%, 12/01/29 100 106,781
Series 2014E, RB, 4.05%, 12/01/34 105 112,099
Series 2014E, RB, 4.20%, 12/01/39 110 116,817
Series 2015A, RB, 4.25%, 12/01/35 1,960 2,124,091
Series 2015A, RB, 4.35%, 12/01/40 975 1,049,344
Series 2015A, RB, 4.50%, 12/01/48 3,095 3,311,588
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 12,183,344
Series 2019B, RB, 2.97%, 10/15/32 9,240 9,868,228
55,574,495
Michigan - 0.0%
City of Detroit Sewage Disposal System
(AGM), Series 2006D, RB, VRDN,
0.76%, 04/01/21
(q)
........... 5,685 5,651,524
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39
(r)
4,160 4,774,640
Series 2016, RB, 5.00%, 11/15/28 2,960 3,626,059
Series 2016, RB, 5.00%, 11/15/41 2,620 3,109,495
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,991,704
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,373,025
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,128,707
Royal Oak Hospital Finance Authority
(William Beaumont Hospital
Obligated Group), Series 2014D,
RB, 5.00%, 09/01/39 ......... 4,280 4,792,530
29,447,684
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,516,566
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,250,273
13,766,839
New York - 0.4%
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,121,192
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,527,045
New York City Transitional Finance
Authority Future Tax Secured
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 .......... 12,445 13,499,216
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 .......... 5,665 6,260,335
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 12,540 13,893,568

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... USD 14,430 $ 15,580,648
New York City Water & Sewer System
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 2,263,129
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 6,595,850
New York State Dormitory Authority,
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,093,430
New York State Urban Development
Corp.
Series 2017B, RB, 3.12%, 03/15/25 1,365 1,472,794
Series 2017D, RB, 3.32%, 03/15/29 10,345 11,118,807
Series 2019B, RB, 2.35%, 03/15/27 7,845 8,053,598
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 1,054,384
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,869,621
Series 2016A, RB, 5.25%, 01/01/50 10,150 11,375,510
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 10,488,460
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 11,698,927
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,770 1,844,234
135,810,748
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... 4,015 6,219,195
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ 10,300 11,598,212
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 13,880,070
31,697,477
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 7,909,949
Series 2003B, GO, 5.68%, 06/30/28 11,965 14,386,118
Series 2005A, GO, 4.76%, 06/30/28 9,715 10,907,225
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 10,752,225
43,955,517
Pennsylvania - 0.0%
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,080,265
Commonwealth Financing Authority,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,788,734
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44
(r)
........... 2,595 2,977,036
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,216,075
18,062,110
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority
(f)(j)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,499,635
Series 2007TT-RSA-1, RB,
5.00%, 07/01/18 .......... 1,915 1,728,237
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,380,785
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2008WW, RB,
5.25%, 07/01/33 .......... USD 2,930 $ 2,519,800
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,470,600
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 848,325
Series 2010WW-RSA-1, RB,
5.50%, 07/01/38 .......... 6,160 5,559,237
Series 2010ZZ, RB, 5.25%, 07/01/23 500 430,000
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 1,037,845
Series 2010ZZ-RSA-1, RB,
5.00%, 07/01/18 .......... 1,225 1,105,530
Series 2010ZZ-RSA-1, RB,
5.25%, 07/01/18 .......... 6,255 5,644,972
Series 2012A, RB, 5.00%, 07/01/42 980 842,800
Series 2012A-RSA-1, RB,
5.00%, 07/01/42 .......... 5,820 5,252,396
Series 2012A-RSA-1, RB,
5.05%, 07/01/42 .......... 1,030 929,548
Series 2013A-RSA-1, RB,
7.00%, 07/01/43 .......... 7,405 6,854,722
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,406,100
Puerto Rico Sales Tax Financing Corp.
Series 2018A-1, RB,
0.00%, 07/01/46
(l)
......... 22,267 6,798,560
Series 2018A-1, RB,
0.00%, 07/01/51
(l)
......... 122,391 27,070,441
Series 2018A-1, RB,
4.75%, 07/01/53 .......... 2,048 2,218,783
Series 2018A-1, RB,
5.00%, 07/01/58 .......... 2,731 3,002,352
77,600,668
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,521,881
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 854,810
4,376,691
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 1,165 1,261,590
Series 2018-3, RB, 3.95%, 01/01/49 925 998,038
2,259,628
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,335,031
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,472,025
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,680 1,976,268
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,893,000
22,676,324
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,370 12,943,844
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,341,026

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Small Business Financing
Authority (Transform 66 P3 Project),
Series 2017, RB, 5.00%, 12/31/47 USD 2,900 $ 3,380,037
22,664,907
Washington - 0.0%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ 4,800 5,620,800
Grant County Public Utility District No.
2 (The Priest Rapids Project), Series
2015M, RB, 4.58%, 01/01/40 .... 2,550 2,942,598
8,563,398
Total Municipal Bonds — 1.7%
(Cost: $604,308,751) ............................. 654,419,434
Non-Agency Mortgage-Backed Securities — 6.4%
Collateralized Mortgage Obligations — 2.6%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.
(a)
(b)
:
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,920 3,877,664
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 16,840 16,727,172
20,604,836
Netherlands — 0.0%
(c)
Dutch Property Finance BV, Series
2021-1, Class B, (EURIBOR 3
Month + 1.10%), 0.57%, 07/28/58 EUR 740 867,797
Paragon Mortgages No. 25 plc:
Series 25, Class B, (LIBOR GBP 3
Month + 0.95%), 1.00%, 05/15/50 GBP 3,805 5,214,289
Series 25, Class C, (LIBOR GBP 3
Month + 1.30%), 1.35%, 05/15/50 2,985 4,081,513
10,163,599
United Kingdom — 0.2%
(c)
Atlas Funding plc:
Series 2021-1, Class C, (SONIA +
1.70%), 1.75%, 07/25/58 .... 125 172,568
Series 2021-1, Class D, (SONIA +
2.25%), 2.30%, 07/25/58 .... 110 151,527
CMF plc:
Series 2020-1, Class B, (SONIA +
1.00%), 1.05%, 01/16/57 .... 220 301,617
Series 2020-1, Class C, (SONIA +
1.25%), 1.30%, 01/16/57 .... 100 135,716
Finsbury Square plc:
Series 2018-2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.18%,
09/12/68 ............... 5,982 8,280,655
Series 2018-2, Class D, (LIBOR
GBP 3 Month + 2.60%), 2.68%,
09/12/68 ............... 950 1,317,236
Series 2019-2, Class C, (SONIA3M
IR + 2.05%), 2.10%, 09/16/69 . 385 534,379
Series 2019-2, Class D, (SONIA3M
IR + 2.35%), 2.40%, 09/16/69 . 280 386,839
Series 2019-3, Class C, (SONIA3M
IR + 2.00%), 2.05%, 12/16/69 . 790 1,094,947
Series 2020-1X, Class C, (SONIA3M
IR + 1.35%), 1.40%, 03/16/70 . 210 287,286
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Gemgarto plc:
Series 2018-1, Class C, (SONIA3M
IR + 1.35%), 1.40%, 09/16/65 . GBP 976 $ 1,328,399
Series 2018-1, Class D, (SONIA3M
IR + 1.65%), 1.70%, 09/16/65 . 335 453,128
Series 2021-1X, Class C, (SONIA +
1.30%), 1.35%, 12/16/67 .... 218 301,141
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 0.38%, 06/18/39 6,150 7,954,383
Hops Hill No. 1 plc:
Series 1, Class C, (SONIA + 1.85%),
1.90%, 05/27/54 .......... 200 275,651
Series 1, Class D, (SONIA + 2.35%),
2.40%, 05/27/54 .......... 100 137,696
Lanebrook Mortgage Transaction plc,
Series 2020-1, Class C, (SONIA +
2.25%), 2.30%, 06/12/57 ....... 370 517,406
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50 ....... EUR 1,339 1,454,941
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38 ..... 874 1,003,839
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, (LIBOR
USD 3 Month + 0.18%), 0.42%,
01/15/39 ............... USD 331 330,503
Series 13X, Class B1B, (EURIBOR 3
Month + 0.38%), 0.00%, 01/15/39 EUR 2,300 2,697,793
Paragon Mortgages No. 14 plc, Series
14X, Class BB, (EURIBOR 3 Month
+ 0.36%), 0.00%, 09/15/39 ..... 6,666 7,700,234
Precise Mortgage Funding plc:
Series 2020-1B, Class B, (SONIA1M
IR + 1.45%), 1.50%, 10/16/56 . GBP 115 157,948
Series 2020-1B, Class C, (SONIA1M
IR + 1.70%), 1.75%, 10/16/56 . 100 137,687
Series 2020-1B, Class D, (SONIA1M
IR + 1.95%), 2.00%, 10/16/56 . 100 135,834
Residential Mortgage Securities 32
plc, Series 32X, Class C, (SONIA +
2.20%), 2.25%, 06/20/70 ....... 1,025 1,427,745
Residential Mortgage Securities plc:
Series 29, Class B, (LIBOR GBP 3
Month + 1.40%), 1.48%, 12/20/46 10,055 13,884,265
Series 29, Class C, (LIBOR GBP 3
Month + 1.70%), 1.78%, 12/20/46 2,504 3,455,201
Series 30, Class C, (LIBOR GBP 3
Month + 1.70%), 1.78%, 03/20/50 610 841,752
Series 31, Class C, (LIBOR GBP 3
Month + 2.00%), 2.08%, 09/20/65 1,075 1,486,245
Ripon Mortgages plc:
Series 1X, Class B2, (LIBOR GBP 3
Month + 1.20%), 1.26%, 08/20/56 1,991 2,716,090
Series 1X, Class C1, (LIBOR GBP 3
Month + 1.50%), 1.56%, 08/20/56 11,572 15,932,596
RMAC No.2 plc, Series 2018-2, Class
C, (LIBOR GBP 3 Month + 1.85%),
1.93%, 06/12/46 ............ 420 579,327
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (LIBOR
GBP 3 Month + 0.15%), 0.23%,
06/12/44 ................. 397 525,279

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44 .......... EUR 152 $ 171,181
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44 .......... 2,617 2,915,182
Tower Bridge Funding:
Series 2021-1, Class C, (SONIA +
1.85%), 1.90%, 07/21/64 .... GBP 365 503,189
Series 2021-1, Class D, (SONIA +
2.15%), 2.20%, 07/21/64 .... 253 348,786
Tower Bridge Funding plc:
Series 2020-1, Class C, (SONIA +
2.45%), 2.50%, 09/20/63 .... 150 209,129
Series 2020-1, Class D, (SONIA +
3.45%), 3.50%, 09/20/63 .... 119 165,532
Trinity Square plc, Series 2015-1X,
Class B, (LIBOR GBP 3 Month +
1.40%), 1.43%, 07/15/51 ....... 875 1,206,399
Twin Bridges plc:
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 2.05%), 2.13%,
09/12/50 ............... 843 1,157,517
Series 2019-1, Class C, (LIBOR
GBP 3 Month + 1.70%), 1.78%,
12/12/52 ............... 550 758,867
Series 2019-2, Class C, (SONIA3M
IR + 2.00%), 2.05%, 06/12/53 . 565 784,133
Series 2019-2, Class D, (SONIA3M
IR + 2.60%), 2.65%, 06/12/53 . 250 345,855
Series 2020-1, Class C, (SONIA +
2.25%), 2.30%, 12/12/54 .... 390 544,011
Series 2020-1, Class D, (SONIA +
3.00%), 3.05%, 12/12/54 .... 225 312,826
Series 2021-1, Class C, (SONIA +
1.60%), 1.65%, 03/12/55 .... 436 597,002
Series 2021-1, Class D, (SONIA +
2.10%), 2.15%, 03/12/55 .... 220 300,650
88,418,112
United States — 2.3%
Alternative Loan Trust:
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 0.71%,
01/25/36
(c)
.............. USD 2,592 2,470,688
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.46%,
06/25/35
(c)
.............. 8,999 7,498,435
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 4,145 2,958,801
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 768 568,544
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.51%, 08/25/36
(c)
......... 8,254 1,444,371
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 0.81%,
11/25/46
(c)
.............. 5,750 2,337,424
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,797 2,081,545
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.96%,
11/20/46
(c)
.............. 5,477 4,068,546
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.49%, 09/25/46
(c)
......... USD 3,883 $ 3,645,921
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 1.99%, 11/25/46
(c)
.. 13,596 11,775,164
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.34%),
0.45%, 10/25/46
(c)
......... 10,977 8,591,465
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.30%, 03/20/47
(c)
......... 4,786 4,039,476
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.61%, 07/25/46
(c)
......... 7,149 6,647,699
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.23%),
0.34%, 11/25/36
(c)
......... 4,196 3,927,319
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 23,848 16,060,906
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 855 566,140
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,648 3,047,474
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.25%, 04/25/47
(c)
......... 4,405 3,961,138
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.29%, 04/25/47
(c)
......... 4 56
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.18%),
0.29%, 06/25/47
(c)
......... 879 707,744
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.24%),
0.35%, 08/25/47
(c)
......... 1,059 1,026,774
American Home Mortgage Assets
Trust
(c)
:
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.20%, 10/25/46 ... 3,298 2,719,687
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.32%,
10/25/46 ............... 7,026 4,746,022
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.18%, 11/25/46 ... 11,554 5,113,539
APS Resecuritization Trust
(a)(c)
:
Series 2016-1, Class 1MZ, 3.96%,
07/31/57 ............... 19,420 6,893,836
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 2.96%,
09/27/46 ............... 12,096 12,105,824
Series 2016-3, Class 4A, (LIBOR
USD 1 Month + 2.60%), 2.71%,
04/27/47 ............... 1,817 1,813,700
Banc of America Funding Trust
(a)(c)
:
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 10,122 2,718,135
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,889 3,739,150

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.42%, 05/28/36
(a)(c)
.... USD 7,351 $ 7,113,340
Bear Stearns ALT-A Trust
(c)
:
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.43%,
11/25/36 ............... 2,738 2,566,217
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.43%,
01/25/47 ............... 2,396 2,214,853
Bear Stearns Asset-Backed Securities
I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 3,064 2,717,569
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,427 3,766,817
Bear Stearns Mortgage Funding Trust
(c)
:
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.39%,
08/25/36 ............... 2,694 2,656,032
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.28%,
03/25/37 ............... 145 136,178
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.25%, 03/25/37 .......... 2,128 2,012,177
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.32%, 06/25/37 .......... 1,592 1,548,126
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 57,975 36,985,803
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.67%,
11/25/35
(c)
.............. 1,374 1,310,306
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.22%, 04/25/46
(c)
.. 30,575 12,951,614
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.51%, 04/25/46
(c)
......... 1,537 1,440,279
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 15,239 8,928,821
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 4,280 3,869,718
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 5,785 5,103,245
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,273 1,273,423
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,078 11,408,737
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.46%, 11/25/35
(c)
...... 3,318 610,948
CSMC Trust
(a)
:
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.32%, 02/27/36
(b)(c)
........ 2,957 2,774,966
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.24%,
08/27/36
(c)
.............. 3,700 3,428,304
Security
Par (000)
Par (000) Value
United States (continued)
Series 2014-11R, Class 16A1,
3.22%, 09/27/47
(c)
......... USD 3,232 $ 3,338,182
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.27%,
10/27/36
(c)
.............. 6,761 5,313,505
Series 2017-2, Class CERT, 0.00%,
02/01/47
(b)
.............. 6,295 5,800,352
Series 2019-JR1, Class A1, 4.10%,
09/27/66
(c)
.............. 53,174 53,410,519
Series 2019-JR1, Class B3, 14.63%,
09/27/66
(b)(c)
............. 10,209 6,677,398
Series 2019-JR1, Class PT2, 0.00%,
03/25/59
(b)
.............. 3,617 1,519,224
Deephaven Residential Mortgage Trust,
Series 2020-1, Class B2, 4.54%,
01/25/60
(a)(c)
............... 2,341 2,384,346
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.28%, 08/25/47
(c)
..... 2,982 3,486,290
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.62%, 01/27/37
(a)(c)
103 99,186
Deutsche Alt-B Securities Mortgage
Loan Trust
(c)
:
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,212 1,178,194
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 770 749,213
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(c)
:
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
3.86%, 08/25/50 .......... 5,830 5,882,049
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 4.82%,
10/25/50 ............... 1,640 1,702,569
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 6,290 6,192,092
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 2.67%,
01/25/51 ............... 14,757 14,203,567
Series 2021-DNA1, Class B2,
(SOFR30A + 4.75%), 4.77%,
01/25/51 ............... 9,010 8,408,200
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 15,276 15,085,441
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... 9,179 8,630,634
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(c)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... 12,560 12,434,405
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 11,360 11,019,739

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.26%, 03/25/36
(c)
..... USD 2,270 $ 2,241,281
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ2, Class B4,
4.49%, 11/25/49
(a)(c)
.......... 2,605 2,651,782
GSMPS Mortgage Loan Trust
(a)(c)
:
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.46%, 01/25/35 .......... 3,704 3,380,307
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.46%, 03/25/35 .......... 4,401 4,086,185
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.46%, 01/25/36 .......... 3,500 2,906,076
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.75%,
01/25/35
(c)
.............. 612 623,200
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 366 422,331
Series 2007-OA2, Class 2A1,
2.36%, 06/25/47
(c)
......... 2,055 1,690,018
HarborView Mortgage Loan Trust
(c)
:
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.32%, 12/19/36 .......... 26,560 24,726,350
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.36%,
07/19/47 ............... 1,795 1,637,526
Imperial Fund Mortgage Trust, Series
2020-NQM1, Class A3, 2.05%,
10/25/55
(a)(c)
............... 4,106 4,118,426
IndyMac INDX Mortgage Loan Trust
(c)
:
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
0.35%, 07/25/36 .......... 899 852,630
Series 2007-AR19, Class 3A1,
3.13%, 09/25/37 .......... 5,807 4,103,074
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.35%, 08/25/37 .......... 2,326 2,160,664
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.42%,
05/25/37
(c)
................ 1,309 1,215,340
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.36%, 11/25/24
(a)(c)
.......... 2,292 2,255,967
JPMorgan Mortgage Trust
(c)
:
Series 2007-A1, Class 4A1, 2.96%,
07/25/35 ............... 22 21,819
Series 2014-OAK4, Class B4,
3.94%, 09/25/44
(a)
......... 559 558,336
Series 2021-4, Class B1, 2.90%,
08/25/51
(a)
.............. 29,373 28,654,830
Series 2021-4, Class B2, 2.90%,
08/25/51
(a)
.............. 7,444 7,176,480
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 7,032 6,609,387
Legacy Mortgage Asset Trust
(a)
:
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 6,754 6,875,909
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-SL1, Class A, 2.73%,
01/25/60
(d)
.............. USD 7,785 $ 7,841,473
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.06%, 09/25/47
(c)
..... 5,590 5,799,912
LHOME Mortgage Trust, Series 2019-
RTL1, Class A1, 4.58%, 10/25/23
(a)(d)
7,136 7,171,794
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.55%, 08/25/37
(a)
(c)
...................... 2,118 1,109,969
MCM Trust
(a)
:
Series 2018-NPL1, Class B, 0.11%,
05/28/58 ............... 13,427 7,176,791
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ............... 23,040 12,476,206
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.21%),
0.32%, 04/25/37
(c)
........... 5,013 4,882,575
MFA Trust, Series 2020-NQM1, Class
A3, 2.30%, 08/25/49
(a)(c)
....... 892 907,135
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.28%,
12/26/46
(a)(c)
............... 1,752 1,716,309
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.46%, 04/16/36
(a)(c)
.......... 10,728 9,892,834
NACC Reperforming Loan REMIC
Trust
(a)
:
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 4,305 4,282,773
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 988 1,007,804
New Residential Mortgage Loan Trust
(a)
(c)
:
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 3,777 4,006,564
Series 2020-RPL1, Class B3, 3.92%,
11/25/59 ............... 10,258 7,293,055
Series 2020-RPL2, Class A1, 3.58%,
08/25/25 ............... 20,895 21,292,139
Nomura Asset Acceptance Corp.
Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 1,070 1,094,218
Series 2006-AF1, Class 1A4, 6.63%,
05/25/36
(d)
.............. 1,705 541,454
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.53%,
06/25/37
(c)
.............. 961 812,977
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(c)
... 30,849 30,967,732
Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class F, (LIBOR
USD 1 Month + 4.50%), 4.61%,
02/25/55
(a)(b)(c)
.............. 4,260 4,260,000
PRPM LLC
(a)(d)
:
Series 2020-3, Class A1, 2.86%,
09/25/25 ............... 38,722 38,998,257
Series 2020-5, Class A1, 3.10%,
11/25/25 ............... 29,929 30,137,504
RALI Trust, Series 2007-QH9, Class
A1, 1.56%, 11/25/37
(c)
......... 804 764,703

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Reperforming Loan REMIC Trust
(a)(c)
:
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.45%, 06/25/35 .......... USD 1,916 $ 1,829,919
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.51%,
09/25/35 ............... 2,804 2,488,333
RFMSI Series Trust, Series 2006-SA2,
Class 2A1, 4.65%, 08/25/36
(c)
... 10,368 8,628,539
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 1.40%,
05/25/57
(c)
................ 1,430 672,456
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(c)
... 24,922 25,632,376
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.21%, 07/20/37
(c)
.. 2,635 2,434,667
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.35%,
04/25/37
(c)
................ 648 501,467
Station Place Securitization Trust
(a)(c)
:
Series 2021-WL1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.11%,
01/26/54 ............... 3,000 2,999,054
Series 2021-WL1, Class F, (LIBOR
USD 1 Month + 2.50%), 2.61%,
01/26/54 ............... 3,225 3,223,992
Structured Adjustable Rate Mortgage
Loan Trust
(c)
:
Series 2005-11, Class 1A1, 2.92%,
05/25/35 ............... 978 824,838
Series 2006-3, Class 4A, 3.30%,
04/25/36 ............... 2,038 1,603,938
Structured Asset Mortgage Investments
II Trust
(c)
:
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.57%,
02/25/36 ............... 2,302 2,087,927
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.19%),
0.49%, 06/25/36 .......... 4,986 4,680,098
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.53%, 05/25/46 .......... 1,526 1,360,431
Texas Capital Bank NA,   (SOFR +
0.00%), 0.08%, 02/01/26
(b)(c)
.... 33,200 33,200,000
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.10%), 2.95%,
06/25/46
(c)
................ 4,290 3,716,551
TVC DSCR_21-1,   0.00%, 02/25/51 . 12,265 12,265,363
TVC Holding,   0.00%, 02/01/51 .... 3,066 3,954,353
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,906,819
Verus Securitization Trust
(a)(c)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,090 1,108,633
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,844,502
Visio Trust
(a)(c)
:
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,808,460
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 2,004,344
Security
Par (000)
Par (000) Value
United States (continued)
WaMu Mortgage Pass-Through
Certificates Trust
(c)
:
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 1.01%, 06/25/47 ... USD 9,537 $ 9,065,598
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.71%,
06/25/47 ............... 3,390 3,015,134
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust:
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,906 2,501,690
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 5,090 5,092,011
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(d)
.............. 4,397 4,317,087
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.............. 1,169 1,147,667
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 0.98%, 12/25/46
(c)
.. 7,211 6,329,476
879,255,920
998,442,467
Commercial Mortgage-Backed Securities — 3.5%
Cayman Islands — 0.0%
(a)(c)
Exantas Capital Corp. Ltd., Series
2019-RSO7, Class AS, (LIBOR USD
1 Month + 1.50%), 1.61%, 04/15/36 8,519 8,544,886
GPMT Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 0.90%),
1.01%, 11/21/35 ............ 1,523 1,518,637
PFP Ltd.:
Series 2019-5, Class A, (LIBOR
USD 1 Month + 0.97%), 1.08%,
04/14/36 ............... 1,806 1,805,182
Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.53%,
04/14/36 ............... 2,140 2,137,707
14,006,412
Ireland — 0.1%
(c)
Last Mile Securities PE DAC:
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31 ............... EUR 939 1,100,064
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31 ............... 1,061 1,244,235
Pearl Finance 2020 DAC:
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32 ............... 1,195 1,407,244
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32 ............... 1,435 1,684,810
River Green Finance 2020 DAC:
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32 ............... 554 645,370

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32 ............... EUR 332 $ 385,677
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.16%,
05/17/29
(a)
................ GBP 2,747 3,724,149
Taurus FR DAC:
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31 .......... EUR 449 518,338
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31 .......... 476 544,075
Taurus UK DAC:
Series 2019-UK2, Class B, (LIBOR
GBP 3 Month + 1.80%), 1.86%,
11/17/29 ............... GBP 3,524 4,830,212
Series 2019-UK2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.16%,
11/17/29 ............... 2,178 2,982,126
Series 2021-UK1X, Class B, (SONIA
+ 1.30%), 1.35%, 05/17/31 ... 886 1,222,088
Series 2021-UK1X, Class C, (SONIA
+ 1.65%), 1.70%, 05/17/31 ... 540 744,972
Series 2021-UK1X, Class D, (SONIA
+ 2.60%), 2.65%, 05/17/31 ... 551 760,330
21,793,690
Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class
A, (EURIBOR 3 Month + 1.00%),
1.00%, 05/18/30
(c)
........... EUR 1,409 1,640,704
United Kingdom — 0.0%
(c)
Canary Wharf Finance II plc:
Series II, Class C2, (LIBOR GBP 3
Month + 1.38%), 1.41%, 10/22/37 GBP 2,100 2,342,813
Series II, Class D2, (LIBOR GBP 3
Month + 2.10%), 2.14%, 10/22/37 14,689 16,393,462
Sage AR Funding No. 1 plc, Series 1X,
Class C, (SONIA + 2.15%), 2.20%,
11/17/30 .................. 535 739,148
19,475,423
United States — 3.4%
1211 Avenue of the Americas Trust
(a)(c)
:
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,165,984
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,530 1,590,065
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,396,375
245 Park Avenue Trust
(a)(c)
:
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,104,556
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,445,630
280 Park Avenue Mortgage Trust
(a)(c)
:
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.64%,
09/15/34 ............... 3,660 3,655,549
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.22%,
09/15/34 ............... 15,305 15,112,853
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 2.93%,
09/15/34 ............... USD 1,370 $ 1,337,680
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.21%, 04/15/34
(a)(c)
4,827 4,828,453
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 953,653
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.21%, 04/15/35
(a)(c)
2,013 1,975,351
Atrium Hotel Portfolio Trust
(a)(c)
:
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.06%,
12/15/36 ............... 12,415 11,854,344
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.16%,
12/15/36 ............... 1,463 1,384,688
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
:
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 5,531 5,671,857
Series 2016-ISQ, Class C, 3.61%,
08/14/34 ............... 1,530 1,604,139
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.11%,
11/15/33 ............... 250 244,041
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.51%,
11/15/33 ............... 6,440 6,258,650
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.61%,
11/15/32 ............... 2,560 2,210,637
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.11%,
11/15/32 ............... 5,070 4,190,406
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.46%,
09/15/34 ............... 590 585,609
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 1.81%,
09/15/34 ............... 4,862 4,801,300
BANK:
Series 2020-BN28, Class D, 2.50%,
03/15/63
(a)
.............. 1,000 880,389
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ............... 3,600 3,666,483
Bayview Commercial Asset Trust
(a)(c)
:
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.59%,
11/25/35 ............... 4,384 4,133,872
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.56%,
01/25/36 ............... 7,967 7,557,023
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 0.69%,
01/25/36 ............... 193 183,758
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 0.78%,
01/25/36 ............... 515 493,862
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 0.65%,
04/25/36 ............... 765 724,480

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.53%,
07/25/36 ............... USD 1,411 $ 1,352,594
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.36%,
10/25/36 ............... 1,124 1,070,462
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.41%,
10/25/36 ............... 1,219 1,163,239
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.23%), 0.34%,
12/25/36 ............... 3,293 3,146,977
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.38%,
07/25/37 ............... 2,963 2,805,862
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.56%,
09/25/37 ............... 12,001 11,318,007
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.61%,
12/25/37 ............... 5,310 5,181,609
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.61%,
04/25/38 ............... 4,916 4,971,090
BBCMS Mortgage Trust
(a)(c)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 2,640 2,250,519
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 0.83%,
03/15/37 ............... 2,453 2,428,446
Series 2018-TALL, Class D, (LIBOR
USD 1 Month + 1.45%), 1.55%,
03/15/37 ............... 3,030 2,955,198
Series 2019-BWAY, Class D, (LIBOR
USD 1 Month + 2.16%), 2.27%,
11/15/34 ............... 2,369 2,334,399
BBCMS Trust
(a)(c)
:
Series 2019-CLP, Class D, (LIBOR
USD 1 Month + 1.73%), 1.83%,
12/15/31 ............... 10,165 10,146,139
Series 2019-CLP, Class E, (LIBOR
USD 1 Month + 2.11%), 2.22%,
12/15/31 ............... 18,380 18,380,305
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(c)
.... 2,313 1,897,266
Bear Stearns Commercial Mortgage
Securities Trust
(c)
:
Series 2005-PWR7, Class B, 4.96%,
02/11/41 ............... 877 870,838
Series 2007-T26, Class AM, 5.43%,
01/12/45 ............... 2,071 2,061,431
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%,
04/10/51
(c)
.............. 570 512,557
Series 2019-B10, Class 3CCA,
3.90%, 03/15/62
(c)
......... 9,074 9,460,790
Series 2019-B14, Class 225C,
3.29%, 12/15/62
(c)
......... 3,035 2,958,888
Series 2020-B16, Class D, 2.50%,
02/15/53 ............... 70 59,021
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
3.81%, 10/15/35
(a)(c)
.......... 9,640 9,760,515
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.36%, 07/15/35
(a)(c)
.......... 7,354 7,349,728
Security
Par (000)
Par (000) Value
United States (continued)
BWAY Mortgage Trust
(a)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... USD 4,630 $ 4,958,018
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 9,993,444
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 670,964
Series 2013-1515, Class F, 3.93%,
03/10/33
(c)
.............. 601 615,528
Series 2015-1740, Class E, 4.45%,
01/10/35
(c)
.............. 4,350 4,098,632
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
03/15/37
(c)
.............. 5,810 5,809,935
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.58%,
03/15/37
(c)
.............. 8,115 8,105,492
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.16%,
11/15/35
(c)
.............. 4,260 4,257,535
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.11%,
11/15/35
(c)
.............. 31,798 31,807,211
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.41%,
10/15/36
(c)
.............. 42,858 42,828,819
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.76%,
10/15/36
(c)
.............. 48,541 48,510,329
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.11%,
12/15/36
(c)
.............. 43,523 43,470,438
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36
(c)
.............. 11,621 11,607,468
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%,
11/15/32
(c)
.............. 12,660 12,695,662
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.............. 4,910 5,151,136
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 9,330 9,465,693
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 2.86%,
10/15/37
(c)
.............. 7,670 7,669,989
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.06%,
02/15/33
(b)(c)
............. 30,039 30,039,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.30%,
02/15/33
(b)(c)
............. 18,413 18,413,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.40%,
02/15/33
(b)(c)
............. 12,322 12,322,000
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ............... 2,891 3,020,810
Series 2019-OC11, Class D, 4.08%,
12/09/41
(c)
.............. 17,225 17,891,036
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
.............. 24,854 24,717,711
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
2.51%, 02/15/36
(c)
......... 11,223 11,223,049

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 2.51%,
02/15/36
(c)
.............. USD 9,000 $ 8,989,023
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
3.11%, 02/15/36
(c)
......... 14,732 14,750,014
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 3.11%,
02/15/36
(c)
.............. 11,655 11,669,252
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.36%,
01/15/34
(c)
.............. 2,880 2,876,540
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34
(c)
.............. 4,460 4,457,313
BXP Trust
(a)(c)
:
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 1,930 2,018,961
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 3,820 3,841,642
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,556,392
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,290,815
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
12/15/37
(a)(c)
............... 12,799 12,799,829
Cantor Commercial Real Estate
Lending, Series 2019-CF1, Class
65B, 4.14%, 05/15/52
(a)(c)
....... 3,000 2,996,796
CD Mortgage Trust, Series 2006-CD3,
Class AM, 5.65%, 10/15/48 ..... 1,947 1,998,186
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.86%,
05/10/58
(c)
.............. 8,553 8,924,294
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,350,660
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 4,024,287
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,153,467
Series 2018-TAN, Class E, 6.45%,
02/15/33
(a)(c)
............. 1,180 1,222,888
CFK Trust
(a)(c)
:
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 7,465,908
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 6,328,244
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.61%,
06/15/34
(a)(c)
............... 16,459 16,252,690
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(c)
.............. 1,156 1,235,737
Series 2015-GC27, Class C, 4.42%,
02/10/48
(c)
.............. 7,133 7,552,818
Series 2016-C1, Class D, 4.95%,
05/10/49
(a)(c)
............. 1,180 1,081,370
Series 2016-GC37, Class C, 4.92%,
04/10/49
(c)
.............. 2,110 2,205,037
Series 2016-P3, Class C, 4.89%,
04/15/49
(c)
.............. 80 83,405
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-P3, Class D, 2.80%,
04/15/49
(a)(c)
............. USD 340 $ 235,177
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,963,279
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)(c)
............. 11,599 11,932,891
Series 2019-PRM, Class F, 4.73%,
05/10/36
(a)(c)
............. 5,775 5,812,590
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)(c)
............. 17,385 18,595,476
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)(c)
............. 1,081 1,116,151
Series 2019-SST2, Class F, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36
(a)(c)
............. 1,910 1,907,712
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)(c)
............. 2,660 2,465,323
Cold Storage Trust
(a)(c)
:
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 2.87%,
11/15/37 ............... 15,600 15,625,079
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.60%,
11/15/37 ............... 7,334 7,380,027
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(c)
............. 750 777,543
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 792 785,711
Series 2013-GAM, Class E, 3.43%,
02/10/28
(a)(c)
............. 4,864 4,430,459
Series 2014-CR15, Class C, 4.74%,
02/10/47
(c)
.............. 670 722,941
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,427,015
Series 2015-LC19, Class D, 2.87%,
02/10/48
(a)
.............. 359 345,788
Series 2015-LC21, Class C, 4.33%,
07/10/48
(c)
.............. 6,490 6,631,271
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,207,689
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(c)
............. 1,840 1,769,817
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 486 436,334
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.51%,
09/15/33
(a)(c)
............. 3,955 3,910,645
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... 36 36,867
Credit Suisse Mortgage Capital
Certificates
(a)(c)
:
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
05/15/36 ............... 4,300 4,306,541
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 570,691
Series 2020-NET, Class E, 3.70%,
08/15/37 ............... 5,910 5,854,275
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 4.89%,
11/15/51
(c)
.............. 570 626,537
Series 2018-CX12, Class C, 4.76%,
08/15/51
(c)
.............. 970 992,319

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. USD 909 $ 766,944
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
.............. 6,665 6,722,035
Series 2019-C17, Class C, 3.93%,
09/15/52 ............... 3,720 3,690,736
Series 2019-C17, Class D, 2.50%,
09/15/52
(a)
.............. 3,511 2,950,440
CSMC Trust
(a)
:
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.06%,
12/15/30
(c)
.............. 2,310 2,294,212
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,211,941
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 4.97%,
10/15/37
(c)
.............. 7,360 7,478,071
DBGS Mortgage Trust, Series 2019-
1735, Class F, 4.19%, 04/10/37
(a)(c)
2,873 2,325,741
DBUBS Mortgage Trust
(a)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 7,121,013
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(c)
.............. 3,760 3,907,343
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(c)
.............. 9,340 9,532,347
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(c)
.............. 2,880 2,901,081
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.64%,
06/05/35
(a)(c)
............... 1,938 1,442,715
GCT Commercial Mortgage Trust
(a)(c)
:
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 0.91%,
02/15/38 ............... 3,230 3,230,608
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.46%,
02/15/38 ............... 770 770,868
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(c)
........ 5,700 5,220,817
GS Mortgage Securities Corp. II
(a)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,451,092
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(c)
.............. 2,620 2,381,880
Series 2017-375H, Class A, 3.48%,
09/10/37
(c)
.............. 1,460 1,577,618
GS Mortgage Securities Corp. Trust
(a)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,081,868
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.31%,
06/15/38
(c)
.............. 3,284 3,287,438
Series 2019-SOHO, Class E,
(LIBOR USD 1 Month + 1.87%),
1.98%, 06/15/36
(c)
......... 3,977 3,776,730
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.61%,
11/15/37
(c)
.............. 536 538,578
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
3.81%, 11/15/37
(c)
......... 400 404,610
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(c)
............. USD 2,652 $ 2,753,249
Series 2014-GC20, Class B, 4.53%,
04/10/47
(c)
.............. 370 376,341
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)(c)
............. 4,140 4,101,862
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,497,291
Series 2017-GS7, Class E, 3.00%,
08/10/50
(a)
.............. 3,926 3,394,095
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(c)
.............. 1,130 1,158,296
GSCG Trust, Series 2019-600C, Class
F, 3.99%, 09/06/34
(a)(c)
........ 5,780 5,532,918
Hudson Yards Mortgage Trust
(a)(c)
:
Series 2019-30HY, Class E, 3.44%,
07/10/39 ............... 4,966 4,949,586
Series 2019-55HY, Class F, 2.94%,
12/10/41 ............... 8,659 8,053,191
IMT Trust
(a)
:
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,334,265
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(c)
......... 1,350 1,392,237
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(c)
......... 2,090 2,116,910
Independence Plaza Trust
(a)
:
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,280,135
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,768,798
JPMBB Commercial Mortgage
Securities Trust
(c)
:
Series 2014-C22, Class B, 4.55%,
09/15/47 ............... 1,096 1,142,819
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)
.............. 4,979 4,826,678
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(c)
............. 4,060 3,966,500
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 904,258
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,057,780
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,279,021
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
:
Series 2017-FL10, Class E, (LIBOR
USD 1 Month + 3.90%), 4.01%,
06/15/32
(c)
.............. 1,135 1,128,202
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,160,039
JPMorgan Chase Commercial
Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.73%,
01/15/49
(c)
.............. 1,650 1,804,816
Series 2015-JP1, Class D, 4.23%,
01/15/49
(c)
.............. 7,843 7,124,616
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(c)
............. 3,399 3,596,846
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,448,586

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-WPT, Class FFX,
5.54%, 07/05/33
(a)(c)
........ USD 569 $ 572,736
Series 2019-BKWD, Class E,
(LIBOR USD 1 Month + 2.60%),
2.71%, 09/15/29
(a)(c)
........ 5,362 5,307,623
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.27%,
07/15/36
(a)(c)
............. 5,580 5,511,748
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
07/15/36
(a)(c)
............. 8,059 7,911,674
Series 2019-OSB, Class E, 3.78%,
06/05/39
(a)(c)
............. 3,216 3,169,872
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 2.88%,
10/15/33
(a)(c)
............. 2,500 2,508,571
Series 2020-MKST, Class E, (LIBOR
USD 1 Month + 2.25%), 2.36%,
12/15/36
(a)(c)
............. 3,889 3,741,303
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class F, (LIBOR USD 1
Month + 2.05%), 2.16%, 12/15/37
(a)(c)
5,830 5,832,607
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 1.91%, 05/15/36
(a)(c)
11,601 11,586,356
LCCM Mortgage Trust
(a)
:
Series 2014-909, Class A, 3.39%,
05/15/31 ............... 3,430 3,427,333
Series 2014-909, Class C, 3.90%,
05/15/31
(c)
.............. 4,150 4,145,361
Series 2014-909, Class D, 3.90%,
05/15/31
(c)
.............. 7,600 7,588,427
Series 2014-909, Class E, 3.90%,
05/15/31
(c)
.............. 10,892 10,855,476
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
:
Series 2006-2A, Class M2, (LIBOR
USD 1 Month + 0.39%), 0.50%,
09/25/36 ............... 653 641,540
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.36%,
03/25/37 ............... 1,799 1,741,934
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(c)
.... 14,610 14,633,370
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.17%,
04/20/48
(a)(c)
............... 3,533 3,567,402
MAD Mortgage Trust
(a)(c)
:
Series 2017-330M, Class D, 3.71%,
08/15/34 ............... 2,925 2,983,893
Series 2017-330M, Class E, 3.76%,
08/15/34 ............... 4,493 4,510,942
Manhattan West Mortgage Trust, Series
2020-1MW, Class D, (LIBOR USD 1
Month + 0.00%), 2.33%, 09/10/39
(a)(c)
2,088 2,035,725
MFT Trust
(a)(c)
:
Series 2020-ABC, Class C, 3.48%,
02/10/42 ............... 13,308 12,795,976
Series 2020-ABC, Class D, 3.48%,
02/10/42 ............... 9,495 8,764,454
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(c)
............. 901 885,810
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C25, Class C, 4.52%,
10/15/48
(c)
.............. USD 720 $ 768,411
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,075 1,031,152
Series 2017-C33, Class C, 4.56%,
05/15/50
(c)
.............. 2,270 2,314,751
Morgan Stanley Capital Barclays Bank
Trust, Series 2016-MART, Class A,
2.20%, 09/13/31
(a)
........... 2,200 2,201,319
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(c)
.............. 651 649,901
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(c)
.............. 4,782 4,953,031
Series 2014-150E, Class F, 4.30%,
09/09/32
(a)(c)
............. 4,181 3,983,948
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(c)
............. 630 629,919
Series 2015-MS1, Class C, 4.03%,
05/15/48
(c)
.............. 3,053 2,920,357
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(c)
............. 830 729,817
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
11/15/34
(a)(c)
............. 790 790,249
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
11/15/34
(a)(c)
............. 15,877 15,857,944
Series 2017-H1, Class C, 4.28%,
06/15/50
(c)
.............. 1,244 1,267,430
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 5,960,998
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.............. 1,115 947,750
Series 2018-H3, Class C, 4.85%,
07/15/51
(c)
.............. 1,160 1,259,382
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,326,591
Series 2018-H4, Class C, 5.07%,
12/15/51
(c)
.............. 1,153 1,217,544
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,054,121
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)(c)
............. 8,243 7,207,326
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 1.01%,
07/15/35
(a)(c)
............. 2,330 2,328,575
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.66%,
07/15/35
(a)(c)
............. 1,119 1,105,047
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(c)
........ 2,139 2,144,248
Series 2020-L4, Class D, 2.50%,
02/15/53
(a)
.............. 241 209,603
MSCG Trust, Series 2018-SELF, Class
F, (LIBOR USD 1 Month + 3.05%),
3.16%, 10/15/37
(a)(c)
.......... 1,560 1,572,214
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(c)
............... 2,167 693,976

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Natixis Commercial Mortgage Securities
Trust
(a)
:
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.06%,
06/15/35
(c)
.............. USD 2,046 $ 2,020,611
Series 2018-FL1, Class MCR1,
(LIBOR USD 1 Month + 2.35%),
2.46%, 06/15/35
(c)
......... 1,567 1,542,168
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 3,032,444
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 2.95%,
08/18/25
(c)
.............. 39,403 39,518,332
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 6,923,109
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 2.86%, 01/15/26
(a)(c)
1,660 1,676,596
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(c)
.......... 4,690 4,534,947
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.03%, 08/10/49
(a)(c)
.......... 1,000 1,022,717
USDC
(a)(c)
:
Series 2018, Class E, 4.49%,
05/13/38 ............... 4,300 3,667,291
Series 2018, Class F, 4.49%,
05/13/38 ............... 3,780 2,748,806
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(c)
.......... 12,792 12,826,476
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 7.94%,
09/25/44
(a)(c)
............. 2,399 2,174,391
Series 2016-1, Class M4, 8.65%,
04/25/46
(a)(c)
............. 970 1,003,807
Series 2016-2, Class M2, 4.46%,
10/25/46
(c)
.............. 269 269,066
Series 2016-2, Class M3, 5.50%,
10/25/46
(c)
.............. 2,250 2,267,655
Series 2016-2, Class M4, 7.23%,
10/25/46
(c)
.............. 1,110 1,130,188
Series 2017-1, Class M2, (LIBOR
USD 1 Month + 0.00%), 4.45%,
05/25/47
(a)(c)
............. 1,110 1,127,241
Series 2017-1, Class M3, (LIBOR
USD 1 Month + 0.00%), 5.35%,
05/25/47
(a)(c)
............. 1,110 1,144,668
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(a)(c)
............. 1,219 1,207,866
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)(c)
............. 736 722,635
Series 2018-1, Class M2, 4.26%,
04/25/48
(a)
.............. 837 862,918
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)(c)
............. 1,991 2,014,888
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)(c)
............. 1,889 1,906,775
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)(c)
............. 795 782,792
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)(c)
............. 1,243 1,199,877
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)(c)
............. 1,293 1,118,677
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust:
Series 2013-BTC, Class F, 3.55%,
04/16/35
(a)(c)
............. USD 8,491 $ 7,769,648
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 732,596
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(c)
.............. 1,470 1,634,093
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(c)
.............. 790 817,838
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(c)
............. 1,553 1,335,903
Series 2017-C41, Class B, 4.19%,
11/15/50
(c)
.............. 2,811 3,001,050
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 0.96%,
12/13/31
(a)(c)
............. 3,928 3,863,075
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(c)
............. 4,292 4,683,242
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 827,927
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,523,157
Series 2019-C52, Class C, 3.56%,
08/15/52 ............... 918 897,539
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.20%,
02/15/37
(a)(c)
............. 3,010 2,829,294
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 2.85%,
02/15/37
(a)(c)
............. 2,560 2,342,284
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(c)
................. 1,770 1,782,037
1,303,330,604
1,360,246,833
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(c)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.56%, 07/25/47 ............ 19,723 829,210
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.91%,
09/25/35
(a)
................ 2,307 262,548
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.00%,
07/25/56
(a)
................ 8,437 1,197,576
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 6.72%,
02/25/38
(a)
................ 32,045 9,729,645
12,018,979
Interest Only Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
(c)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 261,743
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 466,059

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Banc of America Commercial Mortgage
Trust:
Series 2017-BNK3, Class XB,
0.63%, 02/15/50 .......... USD 31,555 $ 1,057,613
Series 2017-BNK3, Class XD,
1.28%, 02/15/50
(a)
......... 12,290 757,556
BANK:
Series 2019-BN20, Class XA,
0.84%, 09/15/62 .......... 25,180 1,479,854
Series 2019-BN20, Class XB,
0.36%, 09/15/62 .......... 86,048 2,460,542
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.34%,
05/15/52 ................. 23,077 2,075,076
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%,
04/15/53 ............... 13,745 1,463,379
Series 2020-C7, Class XB, 0.99%,
04/15/53 ............... 2,706 222,227
BBCMS Trust
(a)
:
Series 2015-SRCH, Class XA,
0.95%, 08/10/35 .......... 72,257 3,318,763
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 516,047
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.04%,
03/15/52 ............... 32,921 2,232,698
Series 2019-B13, Class XA, 1.13%,
08/15/57 ............... 125,872 9,174,631
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.53%,
03/15/53
(b)
.............. 13,340 532,335
Series 2020-B20, Class XA, 1.63%,
10/15/53 ............... 38,909 4,211,838
Series 2020-B21, Class XA, 1.46%,
12/17/53 ............... 15,953 1,723,331
Series 2021-B23, Class XA, 1.28%,
02/15/54 ............... 48,354 4,657,039
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.71%,
05/10/58 ................. 18,700 633,369
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.01%,
03/10/46 ............... 20,784 214,040
Series 2015-CR25, Class XA,
0.83%, 08/10/48 .......... 15,738 484,337
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 862,028
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB,
0.13%, 11/15/50 .......... 32,800 472,638
Series 2019-C16, Class XA, 1.56%,
06/15/52 ............... 69,684 6,962,875
Series 2019-C17, Class XA, 1.37%,
09/15/52 ............... 59,051 5,141,799
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,635,614
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 2,107,653
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 1,181,697
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... 15,440 755,634
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ USD 24,000 $ 256,565
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA,
1.01%, 04/10/47 .......... 3,255 77,555
Series 2019-GSA1, Class XA,
0.83%, 11/10/52 .......... 31,642 1,870,283
Series 2020-GSA2, Class XA,
1.74%, 12/12/53
(a)
......... 64,742 8,244,797
JPMBB Commercial Mortgage
Securities Trust:
Series 2014-C22, Class XA, 0.83%,
09/15/47 ............... 7,155 169,676
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 523,334
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 510,321
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,278,285
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.17%, 02/15/36
(a)
.... 6,256 411,598
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.99%,
03/10/50
(a)
................ 8,882 260,411
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
:
Series 2014-C19, Class XD, 1.21%,
12/15/47 ............... 51,913 2,257,935
Series 2014-C19, Class XF, 1.21%,
12/15/47 ............... 13,486 526,224
Series 2015-C21, Class XB, 0.29%,
03/15/48 ............... 15,696 188,225
Series 2015-C26, Class XD, 1.34%,
10/15/48 ............... 18,660 1,033,950
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%,
06/15/50
(a)
.............. 8,870 956,275
Series 2019-H6, Class XB, 0.72%,
06/15/52 ............... 53,695 2,668,727
Series 2019-L2, Class XA, 1.03%,
03/15/52 ............... 22,746 1,537,911
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 2,177,010
One Market Plaza Trust
(a)
:
Series 2017-1MKT, Class XCP,
0.09%, 02/10/32 .......... 152,049 206,787
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(b)
......... 30,410 304
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.49%,
10/15/52 ............... 69,271 6,768,327
Series 2019-C18, Class XA, 1.04%,
12/15/52 ............... 71,456 4,694,877
Wells Fargo Commercial Mortgage
Trust:
Series 2016-BNK1, Class XD,
1.26%, 08/15/49
(a)
......... 9,764 545,905
Series 2019-C50, Class XA, 1.42%,
05/15/52 ............... 55,620 4,850,009

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-C58, Class XA, 1.89%,
07/15/53 ............... USD 30,111 $ 4,178,376
103,256,082
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(l)
................ 4,113 654,526
Total Non-Agency Mortgage-Backed Securities — 6.4%
(Cost: $2,486,432,095) ........................... 2,474,618,887
Preferred Securities — 0.8%
Capital Trusts — 0.3%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(c)(m)
................. EUR 400 525,369
United Kingdom — 0.0%
Lloyds Banking Group plc
(c)(m)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ USD 1,000 1,257,500
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,363 3,048,270
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 437 563,730
4,869,500
United States — 0.3%
(c)(m)
Bank of America Corp., Series X ,
(LIBOR USD 3 Month + 3.71%),
6.25% ................... 3,140 3,475,352
Capital One Financial Corp., Series
E , (LIBOR USD 3 Month + 3.80%),
3.99% ................... 3,209 3,192,955
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.17%), 4.00% ...... 15,000 15,222,000
Series H, (US Treasury Yield Curve
Rate T Note Constant Maturity 10
Year + 3.08%), 4.00% ...... 16,361 16,082,863
Citigroup, Inc.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.42%), 3.88% ........... 10,000 9,953,300
Series W, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.60%), 4.00% ...... 5,793 5,849,482
Series V, (SOFR + 3.23%), 4.70% 1,040 1,047,280
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38% ................... 15,000 15,207,000
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70% ........ 2,876 3,106,080
JPMorgan Chase & Co.:
Series HH, (SOFR + 3.13%), 4.60% 1,807 1,827,329
Series Q, (LIBOR USD 3 Month +
3.25%), 5.15% ........... 3,685 3,811,764
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley, Series J , (LIBOR USD
3 Month + 3.81%), 4.05% ...... USD 2,529 $ 2,529,000
Wells Fargo & Co. , (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 3.45%), 3.90% ....... 20,513 20,716,079
102,020,484
Total Capital Trusts — 0.3%
(Cost: $106,160,782) ............................. 107,415,353
Shares
Shares
Preferred Stocks — 0.5%
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(b)(h)
.. 300,000 39,443,222
Germany — 0.1%
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(b)(f)(h)
........ 2,211 11,423,455
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(b)(f)(h)
.. 877,193 8,964,912
United Kingdom — 0.0%
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $7,261,750)
(b)(f)(h)
......... 4,147 7,271,184
United States — 0.3%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(k)
............. 19,765 22,228,707
Aptiv plc, Series A, 5.50%
(k)
....... 105,389 16,639,869
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(b)(f)(h)
......... 285,159 7,513,940
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(b)(f)(h)
.. 1,350,837 8,210,225
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$4,901,887)
(b)(f)(h)
............ 854,419 6,408,143
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(b)(f)(h)
............ 189,070 7,245,163
Jumpcloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,575)
(b)(f)(h)
.. 4,516,957 8,491,879
Morgan Stanley, Series E , (LIBOR USD
3 Month + 4.32%), 7.13%
(c)(m)
.... 28,741 829,465
Mount Sinai Genomics, Inc., Series
C (Acquired 07/17/20, cost
$7,499,714)
(b)(h)
............. 12,221 18,360,219
Mythic AI Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(b)(f)(h)
.. 634,291 4,344,893
Neon Parent, Inc.
(b)(f)
............ 18,757 6,595,524
Nuvia, Inc., Series B (Acquired
09/17/20, cost $3,750,001)
(b)(f)(h)
.. 1,169,191 9,634,134

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(b)(f)(h)
............ 396,483 $ 6,589,548
123,091,709
Total Preferred Stocks — 0.5%
(Cost: $153,739,742) ............................. 190,194,482
Total Preferred Securities — 0.8%
(Cost: $259,900,524) ............................. 297,609,835
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 33.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(c)
:
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.61% ,  01/25/25 . USD 1,446 1,510,898
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.06% ,  05/25/25 .. 1,569 1,599,914
Series 2017-DNA2, Class B1,
(LIBOR USD 1 Month +
5.15%), 5.26% ,  10/25/29 .. 3,125 3,351,571
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.56% ,  03/25/30 .. 5,034 5,223,542
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.56% ,  12/25/42 .. 1,250 1,235,474
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.02% ,  11/25/50
(a)
....... 4,120 4,217,991
17,139,390
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(c)
:
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27
(a)
....... 2,746 2,813,964
Series 2018-K732, Class B,
4.05% ,  05/25/25
(a)
....... 3,885 4,217,030
Series 2018-K80, Class B,
4.23% ,  08/25/50
(a)
....... 4,180 4,631,009
Series 2018-KHG1, Class C,
3.81% ,  12/25/27
(a)
....... 7,932 6,923,002
Series 2018-SB53, Class A10F,
3.64% ,  06/25/28 ........ 3,615 3,901,711
22,486,716
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.:
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 22,822 2,914,996
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 22,356 3,367,405
Series 4999, Class QI,
4.00% ,  05/25/50 ........ 23,092 3,917,273
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 16,084 2,402,700
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 24,273 4,426,180
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5020, Class IC,
2.00% ,  10/25/50 ........ USD 41,351 $ 5,021,157
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 21,188 2,515,840
Series 5057, Class TI,
3.00% ,  11/25/50 ........ 35,452 5,676,886
Series 5082, Class IW,
3.00% ,  03/25/51 ........ 32,550 4,330,475
Federal National Mortgage Association:
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 52,965 8,394,040
Series 2020-73, Class AI,
2.00% ,  10/25/50 ........ 27,934 2,618,308
Series 2020-96, Class IB,
3.00% ,  01/25/51 ........ 30,263 4,156,047
Series 2021-3, Class JI,
2.50% ,  02/25/51 ........ 46,202 5,573,099
Government National Mortgage
Association:
Series 2020-144,
2.50% ,  09/20/50 ........ 38,969 5,153,478
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 32,930 3,985,138
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 161,367 20,593,925
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 11,646 1,532,342
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 39,626 5,540,121
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 24,426 3,465,880
95,585,290
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 271,070 1,561,879
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 1,081,507
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(c)
:
Series K099, Class X1,
0.89% ,  09/25/29 ........ 26,977 1,768,563
Series K110, Class X1,
1.70% ,  04/25/30 ........ 14,685 1,892,732
Series K121, Class X1,
1.03% ,  10/25/30 ........ 24,089 1,986,851
Series K122, Class X1,
0.88% ,  11/25/30 ........ 21,912 1,583,689
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 64,610 3,485,819
Government National Mortgage
Association Variable Rate Notes
(c)
:
Series 2009-80, 0.67% ,  09/16/51 4,739 368,853
Series 2012-23, 0.18% ,  06/16/53 4,375 27,403
Series 2013-191,
0.68% ,  11/16/53 ........ 6,705 133,413
Series 2013-30, 0.65% ,  09/16/53 21,596 447,551
Series 2013-63, 0.76% ,  09/16/51 28,577 836,793
Series 2013-78, 0.57% ,  10/16/54 21,993 461,786
Series 2015-173,
0.77% ,  09/16/55 ........ 11,479 420,499
Series 2015-22, 0.60% ,  03/16/55 17,058 503,927

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-37, 0.70% ,  10/16/56 USD 3,258 $ 129,623
Series 2015-48, 0.62% ,  02/16/50 10,744 339,916
Series 2016-110,
0.95% ,  05/16/58 ........ 11,780 658,316
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.15% ,  02/16/58 ........ 16,230 1,114,098
Series 2016-125,
0.95% ,  12/16/57 ........ 18,618 1,035,881
Series 2016-128,
0.87% ,  09/16/56 ........ 24,107 1,315,031
Series 2016-152,
0.80% ,  08/15/58 ........ 18,313 1,004,948
Series 2016-165,
0.88% ,  12/16/57 ........ 8,300 463,519
Series 2016-26, 0.79% ,  02/16/58 59,148 2,519,322
Series 2016-36, 0.81% ,  08/16/57 5,214 236,766
Series 2016-92, 0.84% ,  04/16/58 8,420 405,364
Series 2016-96, 0.90% ,  12/16/57 18,858 1,003,669
26,787,718
Mortgage-Backed Securities — 33.1%
Government National Mortgage
Association
(s)
:
2.50% ,  04/15/51 .......... 48,251 49,784,819
3.00% ,  04/15/51 .......... 1,136,384 1,183,836,907
Uniform Mortgage-Backed Securities:
6.00% ,  03/01/38 .......... 2 2,025
4.50% ,  04/01/39 - 10/01/50 ... 125,521 136,806,037
4.00% ,  09/01/44 - 01/01/46 ... 179 194,479
4.50% ,  05/01/48 - 04/01/50
(i)
.. 368,012 400,875,031
4.50% ,  02/01/50 .......... 246 267,696
1.50% ,  04/25/51
(s)
......... 1,233,746 1,191,914,746
2.00% ,  04/25/51 - 05/25/51
(s)
.. 3,117,596 3,110,779,155
2.50% ,  04/25/51 - 06/25/51
(s)
.. 4,740,808 4,857,242,009
3.00% ,  04/25/51
(s)
......... 982,704 1,023,585,923
3.50% ,  04/25/51
(s)
......... 38,700 40,881,410
4.00% ,  04/25/51
(s)
......... 672,827 721,869,643
4.50% ,  04/25/51
(s)
......... 52,400 57,042,313
12,775,082,193
Total U.S. Government Sponsored Agency Securities
—
33.5%
(Cost: $12,986,506,548) ........................... 12,937,081,307
U.S. Treasury Obligations — 7.7%
U.S. Treasury Bonds:
1.88%, 02/15/41 ............ 137,625 128,142,057
1.38%, 08/15/50 ............ 75,000 58,523,438
1.63%, 11/15/50
(t)
........... 255,000 212,486,802
1.88%, 02/15/51
(t)(u)
.......... 581,661 516,224,404
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/30 - 01/15/31 ..... 166,953 180,354,514
U.S. Treasury Notes:
2.75%, 09/15/21 ............ 1,500 1,518,516
2.63%, 12/31/23 ............ 65 69,141
2.13%, 03/31/24 ............ 4,950 5,210,648
1.13%, 02/28/25 ............ 32,000 32,602,500
0.50%, 02/28/26 ............ 1,010,000 990,273,437
1.63%, 10/31/26 ............ 4,670 4,805,539
0.63%, 11/30/27 - 08/15/30 ..... 310,000 285,671,875
3.13%, 11/15/28 ............ 2,000 2,236,641
2.38%, 05/15/29 ............ 1,000 1,062,656
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88%, 11/15/30
(t)
........... USD 613,500 $ 567,391,641
Total U.S. Treasury Obligations — 7.7%
(Cost: $3,084,162,127) ........................... 2,986,573,809
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
(b)(f)
Neon Payments Ltd. (Issued/
exercisable 06/19/20, 1 share for
1 warrant, Expires 04/08/21, Strike
Price USD 1.00) ............ 2,310 13,213
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00) ............ 7,022 40,166
Germany — 0.0%
Lakestar Spac I SE (Issued/exercisable
02/18/21, – share for 1 warrant,
Expires 12/31/25, Strike Price
11 . 5 0)
(f)
.................. 160,323 168,339
United States — 0.0%
(f)
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 55,223
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 32.13) ........... 1,706 33,676
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 27.63) ........... 1,535 29,564
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 36.18)
(g)
.......... 26,467 444,646
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 213,790 696,955
Crown Proptech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(b)
.......... 333,560 500,340
Decarbonization Plus Acquisition
Corp. (Issued/exercisable 12/10/20,
1 share for 1 warrant, Expires
10/02/25, Strike Price USD 11.50) 338,374 632,759
dMY Technology Group, Inc. II (Issued/
exercisable 09/25/20, 1 share for
1 warrant, Expires 07/29/27, Strike
Price USD 11.50) ............ 552,166 2,322,410
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 08/14/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 88,694 141,023
Jaws Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 07/06/25, Strike
Price USD 11.50) ............ 178,770 568,489

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
United States (continued)
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 11/11/20, Strike
Price USD 10.00)
(b)
.......... 469,648 $ 380,415
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(b)
.......... 138,250 138,250
SM Energy Co. (Issued/exercisable
06/18/20, 1 share for 1 warrant,
Expires 06/30/23, Strike Price USD
0.01) .................... 155,544 2,544,700
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 3,878
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 220,210 720,087
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 713,759
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(b)(h)
......... 396,483 515,428
Total Warrants — 0.0% ............................ 10,663,320
Total Long-Term Investments — 115.4%
(Cost: $43,937,853,887) ........................... 44,602,462,158
Par (000)
Pa r (000)
Short-Term Securities — 17.3%
Borrowed Bond Agreements — 0.9%
(v)(w)
Barclays Bank plc, (2.25)%, Open
(Purchased on 03/22/21 to be
repurchased at EUR 316,484,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 318,000 and
$369,152, respectively) ........ EUR 317 371,386
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 1,040,291,
collateralized by SRS Distribution,
Inc., 8.25%, due at 07/01/26, par
and fair value of USD 976,000 and
$1,023,580, respectively) ...... USD 1,053 1,052,860
Barclays Bank plc, (2.00)%, Open
(Purchased on 03/05/21 to be
repurchased at EUR 1,477,218,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,790,604, respectively) ...... EUR 1,479 1,734,933
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.35)%, Open
(Purchased on 02/08/21 to be
repurchased at EUR 214,141,
collateralized by Nouryon Holding
BV, 6.50%, due at 10/01/26, par
and fair value of EUR 200,000 and
$246,267, respectively) ........ EUR 215 $ 251,687
Barclays Bank plc, (0.85)%, Open
(Purchased on 02/08/21 to be
repurchased at EUR 4,155,843,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,000,000 and
$4,795,836, respectively) ...... 4,162 4,880,449
Barclays Bank plc, (0.78)%, Open
(Purchased on 02/08/21 to be
repurchased at EUR 38,371,051,
collateralized by Portuguese
Republic, 2.13%, due at 10/17/28,
par and fair value of EUR
32,565,000 and $44,387,047,
respectively) ............... 38,421 45,056,117
Barclays Bank plc, (0.75)%, Open
(Purchased on 03/09/21 to be
repurchased at USD 2,643,988,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 2,720,000 and $2,684,640,
respectively)
(m)
............. USD 2,645 2,645,200
Barclays Bank plc, (0.75)%, Open
(Purchased on 01/22/21 to be
repurchased at USD 1,457,106,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,130,000 and
$1,424,896, respectively) ...... 1,459 1,459,113
Barclays Bank plc, (0.40)%, Open
(Purchased on 03/29/21 to be
repurchased at USD 9,885,298,
collateralized by Sally Holdings LLC,
5.63%, due at 12/01/25, par and
fair value of USD 9,426,000 and
$9,720,563, respectively) ...... 9,886 9,885,518
Barclays Bank plc, (0.25)%, Open
(Purchased on 01/21/21 to be
repurchased at USD 22,313,803,
collateralized by Cenovus Energy,
Inc., 4.25%, due at 04/15/27, par
and fair value of USD 19,800,000
and $21,413,988, respectively) .. 22,325 22,324,500
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 1,445,722,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,400,000 and $1,436,750,
respectively) ............... 1,447 1,447,250
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 24,427,052,
collateralized by Canadian Natural
Resources Ltd., 6.25%, due
at 03/15/38, par and fair value of
USD 19,800,000 and $25,117,096,
respectively) ............... 24,453 24,453,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (1.40)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 1,011,609,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par
and fair value of EUR 986,000 and
$1,167,833, respectively) ...... EUR 1,014 $ 1,188,970
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 2,002,260,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,292,629, respectively) ...... 2,005 2,350,865
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 3,596,649,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 3,200,000 and
$4,132,520, respectively)
(m)
..... 3,601 4,222,846
BNP Paribas SA, (0.70)%, Open
(Purchased on 02/05/21 to be
repurchased at EUR 1,127,762,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 1,103,000 and $1,314,303,
respectively) ............... 1,129 1,324,066
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/15/21 to be
repurchased at EUR 938,586,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 900,000 and $1,096,284,
respectively) ............... 939 1,101,056
BNP Paribas SA, (0.68)%, Open
(Purchased on 03/05/21 to be
repurchased at EUR 2,860,786,
collateralized by Mauser Packaging
Solutions Holding Co., 4.75%, due
at 04/15/24, par and fair value of
EUR 2,800,000 and $3,301,620,
respectively) ............... 2,862 3,356,553
BNP Paribas SA, (0.60)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 28,565,854,
collateralized by Portuguese
Republic, 2.88%, due at 07/21/26,
par and fair value of EUR
23,985,000 and $32,875,083,
respectively) ............... 28,593 33,531,291
BNP Paribas SA, (0.24)%, Open
(Purchased on 02/26/21 to be
repurchased at GBP 688,383,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 700,000
and $942,140, respectively) ..... GBP 689 949,271
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/03/20 to be
repurchased at USD 5,827,619,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 5,500,000 and
$6,075,194, respectively) ...... USD 5,830 5,830,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/03/20 to be
repurchased at USD 25,251,897,
collateralized by Tenet Healthcare
Corp., 6.75%, due at 06/15/23, par
and fair value of USD 23,310,000
and $25,265,709, respectively) .. USD 25,262 $ 25,262,213
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
01/28/21 to be repurchased at EUR
4,487,320, collateralized by INEOS
Quattro Finance 2 plc, 2.50%, due
at 01/15/26, par and fair value of
EUR 4,500,000 and $5,275,567,
respectively) ............... EUR 4,495 5,271,398
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
01/28/21 to be repurchased at EUR
1,208,552, collateralized by INEOS
Quattro Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 1,197,000 and $1,426,310,
respectively) ............... 1,211 1,419,724
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
01/27/21 to be repurchased at EUR
2,324,963, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,741,448, respectively) ...... 2,329 2,731,249
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
03/05/21 to be repurchased at EUR
486,179, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 454,000 and
$570,010, respectively) ........ 486 570,462
Citigroup Global Markets, Inc.,
(2.25)%, Open (Purchased on
03/03/21 to be repurchased at USD
10,360,610, collateralized by Meritor,
Inc., 6.25%, due at 02/15/24, par
and fair value of USD 10,238,000
and $10,419,213, respectively) .. USD 10,379 10,378,773
Citigroup Global Markets, Inc.,
(1.00)%, Open (Purchased on
01/22/21 to be repurchased at
USD 1,112,509, collateralized by
Southwestern Energy Co., 7.50%,
due at 04/01/26, par and fair value
of USD 1,038,000 and $1,098,225,
respectively) ............... 1,115 1,114,553
Citigroup Global Markets, Inc.,
(0.50)%, Open (Purchased on
01/22/21 to be repurchased at
USD 895,694, collateralized by
Everi Payments, Inc., 7.50%, due
at 12/15/25, par and fair value
of USD 861,000 and $895,784,
respectively) ............... 897 896,516

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
08/03/20 to be repurchased at
USD 4,516,342, collateralized by
Southwest Airlines Co., 5.13%, due
at 06/15/27, par and fair value of
USD 4,270,000 and $4,909,089,
respectively) ............... USD 4,521 $ 4,520,862
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
02/12/21 to be repurchased at
USD 2,527,566, collateralized
by Bombardier, Inc., 7.88%, due
at 04/15/27, par and fair value of
USD 2,700,000 and $2,647,863,
respectively) ............... 2,528 2,527,875
Credit Suisse Securities USA LLC,
(0.25)%, Open (Purchased on
01/21/21 to be repurchased at
USD 7,497,893, collateralized by
Southwestern Energy Co., 7.75%,
due at 10/01/27, par and fair value
of USD 6,890,000 and $7,363,687,
respectively) ............... 7,501 7,501,488
Deutsche Bank AG, (0.01)%, Open
(Purchased on 09/28/20 to be
repurchased at GBP 6,649,054,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,668,000 and $8,595,311,
respectively) ............... GBP 6,650 9,167,021
Goldman Sachs International,
(2.00)%, Open (Purchased on
02/11/21 to be repurchased at
EUR 2,295,765, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,300,000 and $2,669,968,
respectively) ............... EUR 2,303 2,700,689
Goldman Sachs International,
(0.90)%, Open (Purchased on
02/11/21 to be repurchased at
EUR 2,579,939, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,980,857,
respectively) ............... 2,584 3,029,758
Goldman Sachs International,
0.01%, Open (Purchased on
02/11/21 to be repurchased at GBP
29,634,124, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 17,000,144 and
$39,832,972, respectively) ..... GBP 29,634 40,852,864
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
02/08/21 to be repurchased at
EUR 750,215, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $859,736,
respectively) ............... EUR 753 882,489
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(1.05)%, Open (Purchased on
11/30/20 to be repurchased at EUR
100,323, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 100,000
and $118,442, respectively) ..... EUR 101 $ 118,138
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
02/08/21 to be repurchased at EUR
2,774,242, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 2,700,000
and $3,197,921, respectively) ... 2,778 3,257,954
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
02/24/21 to be repurchased at EUR
418,726, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 400,000
and $479,584, respectively) ..... 419 491,516
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
03/16/21 to be repurchased at EUR
3,758,742, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 3,600,000 and
$4,385,136, respectively) ...... 3,760 4,409,587
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
01/11/21 to be repurchased at EUR
6,691,931, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 6,750,000
and $7,679,615, respectively) ... 6,705 7,862,611
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
01/12/21 to be repurchased at EUR
1,107,523, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 1,125,000
and $1,279,936, respectively) ... 1,110 1,301,240
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/19/21 to be repurchased at
EUR 1,656,833, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,681,000 and $1,926,954,
respectively) ............... 1,657 1,943,395
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
03/15/21 to be repurchased at
EUR 1,110,688, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,285,018,
respectively) ............... 1,111 1,302,962
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/17/21 to be repurchased at EUR
107,733, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 100,000 and
$125,553, respectively) ........ 108 126,376

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/08/21 to be repurchased at EUR
1,071,178, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 1,000,000 and
$1,255,527, respectively) ...... EUR 1,072 $ 1,256,829
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
02/08/21 to be repurchased at GBP
682,109, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 686,000 and $923,297,
respectively) ............... GBP 683 941,171
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
02/08/21 to be repurchased at GBP
696,163, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 700,000 and $942,139,
respectively) ............... 697 960,378
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
913,336, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 914,000 and $1,230,165,
respectively) ............... 915 1,261,137
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
1,299,055, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,300,000 and $1,749,687,
respectively) ............... 1,301 1,793,739
Merrill Lynch International,
(1.45)%, Open (Purchased on
11/04/20 to be repurchased at EUR
1,015,897, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,231,335, respectively) ... EUR 1,023 1,199,672
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
1,030,613, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,231,335, respectively) ... 1,040 1,219,022
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
03/01/21 to be repurchased at
USD 2,779,471, collateralized by
Terrier Media Buyer, Inc., 8.88%,
due at 12/15/27, par and fair value
of USD 2,565,000 and $2,760,068,
respectively) ............... USD 2,780 2,779,819
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
11/04/20 to be repurchased at USD
1,402,016, collateralized by Uber
Technologies, Inc., 7.50%, due
at 09/15/27, par and fair value of
USD 1,290,000 and $1,424,909,
respectively) ............... USD 1,403 $ 1,402,875
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at
USD 6,564,325, collateralized by
Southwestern Energy Co., 6.45%,
due at 01/23/25, par and fair value
of USD 6,424,000 and $6,895,682,
respectively) ............... 6,569 6,568,540
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
7,015,475, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 6,470,000
and $6,963,337, respectively) ... 7,020 7,019,950
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/21/20 to be repurchased at USD
1,870,393, collateralized by Penn
National Gaming, Inc., 5.63%, due
at 01/15/27, par and fair value of
USD 1,787,000 and $1,851,386,
respectively) ............... 1,872 1,871,883
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
03/29/21 to be repurchased at
USD 9,837,243, collateralized by
CNX Resources Corp., 7.25%, due
at 03/14/27, par and fair value of
USD 9,151,000 and $9,829,181,
respectively) ............... 9,837 9,837,325
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
01/15/21 to be repurchased at
USD 201,476, collateralized by
Transocean, Inc., 11.50%, due
at 01/30/27, par and fair value
of USD 241,000 and $206,711,
respectively) ............... 202 201,536
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
03/30/21 to be repurchased at USD
3,970,187, collateralized by Netflix,
Inc., 4.38%, due at 11/15/26, par
and fair value of USD 3,533,000 and
$3,947,244, respectively) ...... 3,970 3,970,209
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
03/29/21 to be repurchased at USD
1,566,784, collateralized by Lumen
Technologies, Inc., Series Y, 7.50%,
due at 04/01/24, par and fair value
of USD 1,358,000 and $1,522,114,
respectively) ............... 1,567 1,566,792

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
TD Securities USA LLC, (0.08)%, Open
(Purchased on 03/30/21 to be
repurchased at USD 5,237,943,
collateralized by DISH DBS Corp.,
7.75%, due at 07/01/26, par and
fair value of USD 4,703,000 and
$5,190,866, respectively) ...... USD 5,238 $ 5,237,966
Total Borrowed Bond Agreements — 0.9%
(Cost: $361,554,983) ............................. 358,147,487
Shares
Shares
Money Market Funds — 16.4%
(x)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 6,082,374,944 6,082,374,944
SL Liquidity Series, LLC, Money Market
Series, 0.16%
(y)
............. 235,988,298 236,059,095
Total Money Market Funds — 16.4%
(Cost: $6,318,420,195) ........................... 6,318,434,039
Total Short-Term Securities — 17.3%
(Cost: $6,679,975,178) ........................... 6,676,581,526
Total Options Purchased — 1.0%
(Cost: $346,626,817) ............................. 414,255,129
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 133.7%
(Cost: $50,964,455,882) ........................... 51,693,298,813
Total Options Written — (0.9)%
(Premiums Received — $262,374,708) ................ (344,246,323)
Par (000)
Pa r (000)
Borrowed Bonds — (0.9)%
Corporate Bonds — (0.6)%
Austria — (0.0)%
ams AG, 6.00% ,  07/31/25 ........ EUR 1,554 (1,951,090)
Canada — (0.1)%
Bombardier, Inc., 7.88% ,  04/15/27
(a)
. USD 2,700 (2,647,863)
Canadian Natural Resources Ltd.,
6.25% ,  03/15/38 ............ 19,800 (25,117,096)
Cenovus Energy, Inc., 4.25% ,  04/15/27 19,800 (21,413,988)
(49,178,947)
France — (0.0)%
Banijay Group SAS, 6.50% ,  03/01/26 EUR 1,500 (1,790,604)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(c)(m)
..... USD 2,720 (2,684,640)
Vivendi SE, 1.13% ,  12/11/28 ...... EUR 4,500 (5,481,420)
(9,956,664)
Ireland — (0.1)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ 2,618 (3,039,120)
2.63% ,  02/15/27 ............ 5,552 (6,364,337)
3.50% ,  05/15/26 ............ 2,500 (2,980,857)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,300 (2,741,448)
(15,125,762)
Security
Par (000)
Par (000) Value
Luxembourg — (0.1)%
Altice Finco SA, 4.75% ,  01/15/28 ... EUR 7,875 $ (8,959,551)
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(c)(n)
..... 4,400 (5,275,420)
INEOS Finance plc, 2.88% ,  05/01/26 3,786 (4,484,196)
(18,719,167)
Netherlands — (0.0)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(c)(m)
................. 3,200 (4,132,520)
Nouryon Holding BV, 6.50% ,  10/01/26 2,200 (2,708,937)
(6,841,457)
United Kingdom — (0.0)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ 2,300 (2,740,613)
INEOS Quattro Finance 2 plc,
2.50% ,  01/15/26 ............ 4,500 (5,275,567)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,300 (5,787,428)
(13,803,608)
United States — (0.3)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 6,470 (6,963,337)
CNX Resources Corp.,
7.25% ,  03/14/27
(a)
........... 9,151 (9,829,181)
DISH DBS Corp., 7.75% ,  07/01/26 .. 4,703 (5,190,866)
Everi Payments, Inc., 7.50% ,  12/15/25
(a)
861 (895,784)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ 1,358 (1,522,114)
Mauser Packaging Solutions Holding
Co., 4.75% ,  04/15/24 ......... EUR 2,800 (3,301,620)
Meritor, Inc., 6.25% ,  02/15/24 ..... USD 10,238 (10,419,213)
Netflix, Inc., 4.38% ,  11/15/26 ...... 3,533 (3,947,244)
Penn National Gaming, Inc.,
5.63% ,  01/15/27
(a)
........... 1,787 (1,851,386)
Sally Holdings LLC, 5.63% ,  12/01/25 9,426 (9,720,563)
Southwest Airlines Co.,
5.13% ,  06/15/27 ............ 4,270 (4,909,089)
Southwestern Energy Co.:
6.45% ,  01/23/25
(d)
........... 6,424 (6,895,682)
7.50% ,  04/01/26 ............ 1,038 (1,098,225)
7.75% ,  10/01/27 ............ 6,890 (7,363,687)
Sprint Capital Corp., 6.88% ,  11/15/28 1,130 (1,424,896)
SRS Distribution, Inc.,
8.25% ,  07/01/26
(a)
........... 976 (1,023,580)
Tenet Healthcare Corp.,
6.75% ,  06/15/23 ............ 23,310 (25,265,709)
Terrier Media Buyer, Inc.,
8.88% ,  12/15/27
(a)
........... 2,565 (2,760,068)
Transocean, Inc., 11.50% ,  01/30/27
(a)
241 (206,711)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 6,790 (7,500,103)
Zayo Group Holdings, Inc.,
6.13% ,  03/01/28
(a)
........... 1,400 (1,436,750)
(113,525,808)
Total Corporate Bonds — (0.6)%
(Proceeds: $214,608,211) ......................... (229,102,503)
Foreign Government Obligations — (0.3)%
Portugal — (0.2)%
Portuguese Republic
(a)
:
2.13% ,  10/17/28 ............ EUR 32,565 (44,387,047)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Portugal (continued)
2.88% ,  07/21/26 ............ EUR 23,985 $ (32,875,083)
(77,262,130)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP 20,668 (48,428,283)
Total Foreign Government Obligations — (0.3)%
(Proceeds: $103,414,146) ......................... (125,690,413)
Total Borrowed Bonds — (0.9)%
(Proceeds: $318,022,357) .........................
(354,792,916)
TBA Sale Commitments — (34.7)%
Uniform Mortgage-Backed Securities
(s)
1.50% ,  04/25/51 - 05/25/51 ..... USD 3,693,914 (3,564,745,598)
2.00% ,  04/25/51 - 05/25/51 ..... 5,274,250 (5,259,243,221)
2.50% ,  04/25/51 - 05/25/51 ..... 2,444,920 (2,508,069,020)
3.00% ,  04/25/51 ............ 939,200 (978,272,185)
3.50% ,  04/25/51 - 05/25/51 ..... 77,400 (81,774,914)
4.00% ,  04/25/51 ............ 418,571 (449,080,769)
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
4.50% ,  04/25/51 ............ USD 523,383 $ (569,751,463)
Total TBA Sale Commitments — (34.7)%
(Proceeds: $13,519,487,048) ....................... (13,410,937,170)
Investments Sold Short — (0.0)%
Corporate Bonds — (0.0)%
United States — (0.0)%
Ardagh Metal Packaging Finance USA
LLC, 4.00%
,
09/01/29
(a)
....... 4,725 (4,717,298)
Total Corporate Bonds — (0.0)%
(Proceeds: $4,711,500) ........................... (4,717,298)
Total Investments Sold Short — (0.0)%
(Proceeds: $4,711,500 ) ........................... (4,717,298)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 97.2%
(Cost: $36,859,860,269) ........................... 37,578,605,106
Other Assets Less Liabilities — 2.8% ................... 1,069,065,517
Net Assets — 100.0% .............................. $ 38,647,670,623
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Amount is less than 500.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $274,736,379, representing 0.71% of its net assets as of period end, and an original cost of $189,838,624.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(r)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(s)
Represents or includes a TBA transaction.
(t)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(v)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)
The amount to be repurchased assumes the maturity will be the day after the period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,286,811,574 $ 4,795,563,370 $ — $ — $ — $ 6,082,374,944 6,082,374,944 $ 204,715 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 276,547,482 — (40,460,544) (27,843) — 236,059,095 235,988,298 905,288
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,564,420 111,748 — — (5) 368,676,163 368,491,917 62,514 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 68,235,000 (68,069,653) (165,347) — — — 582,758 —
iShares China Large-Cap ETF .. 31,103,457 — (10,324,709) 396,758 (327,351) 20,848,155 446,810 — —
iShares Core U.S. Aggregate
Bond ETF .............. — 4,000,008 (869,126) (22,371) (92,016) 3,016,495 26,500 12,465 —
iShares Expanded Tech-Software
Sector ETF
(c)
............ — 10,047,177 (10,329,876) 282,699 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 505,658,536 — (378,455,256) 19,708,190 (24,548,325) 122,363,145 1,403,569 3,095,512 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 198,174,006 407,050 (180,119,681) (2,468,652) (4,542,86 1 ) 11,449,862 88,042 769,658 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 514,988 — — — (31,234) 483,754 4,443 3,164 —
iShares Latin America 40 ETF .. 23,482,935 — (7,099,811) 498,458 (2,080,772) 14,800,810 536,067 — —
iShares MSCI Brazil ETF ..... 19,647,100 924,750 (7,623,254) (22,284) (2,189,93 2 ) 10,736,380 320,968 — —
iShares Nasdaq Biotechnology
ETF .................. 6,665,560 — (2,179,463) 513,325 (583,04 5 ) 4,416,377 29,333 5,767 —
iShares Russell 2000 ETF
(c)
.... — 6,004,153 (5,833,298) (170,855) — — — — —
iShares S&P 500 Value ETF ... 43,416,191 — — — 4,483,378 47,899,569 339,136 233,061 —
$ 18,522,078 $ (29,912,16 3 ) $ 6,923,124,749 $ 5,874,902 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures ............................................... 114 04/30/21 $ 33,792 $ 2,196,199
Euro-Bobl ............................................................... 5,027 06/08/21 796,319 60,412
Euro-OAT ............................................................... 79 06/08/21 15,004 (60,043)
Euro-Schatz ............................................................. 22 06/08/21 2,892 261
Short-Term Euro-BTP ....................................................... 6,477 06/08/21 859,516 979,421
Australia 10 Year Bond ...................................................... 1,125 06/15/21 118,018 (636,159)
Korea 10 Year Bond ........................................................ 335 06/15/21 37,326 57,461
Korea 3 Year Bond ......................................................... 2,708 06/15/21 265,093 227,115
DAX Index .............................................................. 182 06/18/21 80,192 2,973,046
MSCI Emerging Markets E-Mini Index ............................................ 409 06/18/21 27,045 (174,978)
U.S. Treasury 10 Year Note ................................................... 5,331 06/21/21 698,611 (1,541,883)
U.S. Treasury 10 Year Ultra Note ............................................... 4,547 06/21/21 654,200 (5,028,683)
3 Month Canadian Bankers Acceptance .......................................... 3,383 06/13/22 668,686 (311,144)
3 Month Canadian Bankers Acceptance .......................................... 2,656 09/19/22 524,062 (730,379)
3 Month Sterling .......................................................... 1,713 12/20/23 293,171 (105,580)
(2,094,934)
Short Contracts
Euro-BTP ............................................................... 2,508 06/08/21 439,140 230,995
Euro-Bund .............................................................. 5,890 06/08/21 1,183,066 1,944,489
Euro-Buxl ............................................................... 1,383 06/08/21 334,165 1,248,119
3 Month Canadian Bankers Acceptance .......................................... 3,383 06/14/21 669,931 (222,158)
EURO STOXX 50 Index ..................................................... 1,241 06/18/21 56,263 (1,478,104)
NASDAQ 100 E-Mini Index ................................................... 792 06/18/21 207,342 (2,140,362)
Russell 2000 E-mini Index .................................................... 236 06/18/21 26,226 862,669
S&P 500 E-Mini Index ...................................................... 10,228 06/18/21 2,028,928 (14,786,510)
Canada 10 Year Bond ...................................................... 681 06/21/21 75,199 676,711
Canada 5 Year Bond ....................................................... 101 06/21/21 10,116 (24,638)
U.S. Treasury Long Bond .................................................... 5,594 06/21/21 866,196 21,151,215
U.S. Treasury Ultra Bond .................................................... 4,155 06/21/21 755,691 4,190,845
Long Gilt ............................................................... 4,865 06/28/21 855,732 2,455,855
U.S. Treasury 2 Year Note .................................................... 5,369 06/30/21 1,185,165 135,098
U.S. Treasury 5 Year Note .................................................... 40,775 06/30/21 5,033,801 36,258,679
3 Month Canadian Bankers Acceptance .......................................... 2,656 09/13/21 525,858 (135,169)
3 Month Sterling .......................................................... 1,713 12/18/24 292,418 203,373
50,571,107
$ 48,476,173
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 77,236,353 USD 13,618,459 BNP Paribas SA 04/05/21 $ 103,544
BRL 65,789,852 USD 11,507,541 Citibank NA 04/05/21 180,848
BRL 77,972,561 USD 13,574,000 Royal Bank of Canada 04/05/21 278,800
BRL 44,364,954 USD 7,653,000 UBS AG 04/05/21 228,988
USD 68,180,000 BRL 374,336,824 Citibank NA 04/05/21 1,674,386
USD 4,491,000 BRL 24,541,069 Goldman Sachs International 04/05/21 130,972
USD 4,491,000 BRL 24,710,829 JPMorgan Chase Bank NA 04/05/21 100,812
USD 11,192,000 COP 40,604,576,000 BNP Paribas SA 04/05/21 103,004
USD 14,980,000 RUB 1,124,548,600 BNP Paribas SA 04/05/21 106,986
USD 18,783,000 RUB 1,406,846,700 Citibank NA 04/05/21 176,378
CAD 68,786,207 USD 54,529,173 JPMorgan Chase Bank NA 04/12/21 208,152
GBP 39,594,546 USD 54,529,173 JPMorgan Chase Bank NA 04/12/21 57,056
USD 102,242,199 AUD 134,235,305 Deutsche Bank AG 04/12/21 278,404
USD 102,242,199 EUR 86,982,658 Deutsche Bank AG 04/12/21 222,849

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 102,242,199 GBP 74,104,069 Deutsche Bank AG 04/12/21 $ 80,106
EUR 19,464,000 JPY 2,507,806,184 Barclays Bank plc 04/14/21 178,502
JPY 2,530,175,382 EUR 19,464,000 JPMorgan Chase Bank NA 04/14/21 23,542
MXN 395,246,309 USD 19,172,000 Citibank NA 04/14/21 146,192
RUB 878,522,760 USD 11,502,000 Bank of America NA 04/14/21 105,039
USD 13,004,469 MXN 265,886,773 HSBC Bank plc 04/14/21 8,898
USD 2,243,531 MXN 45,884,534 JPMorgan Chase Bank NA 04/14/21 863
USD 7,540,000 RUB 556,753,600 Citibank NA 04/14/21 184,174
USD 7,708,000 RUB 570,006,600 JPMorgan Chase Bank NA 04/14/21 177,075
USD 7,624,000 ZAR 112,613,380 Citibank NA 04/14/21 4,458
ZAR 627,094,405 USD 41,900,000 Bank of America NA 04/14/21 529,880
ZAR 592,344,417 USD 39,756,000 BNP Paribas SA 04/14/21 322,659
MXN 16,790,474 USD 809,857 Bank of America NA 04/15/21 10,712
MXN 523,700,609 USD 25,336,143 Citibank NA 04/15/21 257,672
RUB 833,566,392 USD 10,926,000 BNP Paribas SA 04/15/21 85,926
USD 36,055,143 EUR 30,089,000 Barclays Bank plc 04/15/21 762,460
USD 14,554,463 RUB 1,079,795,610 BNP Paribas SA 04/15/21 289,696
USD 8,460,168 RUB 627,913,669 Citibank NA 04/15/21 165,041
USD 7,626,000 TRY 57,015,156 Bank of America NA 04/15/21 772,963
USD 13,696,000 TRY 104,089,600 Citibank NA 04/15/21 1,184,767
ZAR 226,783,960 USD 15,109,000 UBS AG 04/15/21 233,422
USD 161,268,420 CNY 1,050,111,415 HSBC Bank plc 04/16/21 1,447,209
USD 59,114,281 IDR 858,574,618,512 Citibank NA 04/16/21 260,707
BRL 20,232,153 USD 3,560,745 Deutsche Bank AG 05/04/21 27,552
BRL 40,826,975 USD 7,176,855 Morgan Stanley & Co. International plc 05/04/21 64,061
RUB 432,758,413 USD 5,694,115 Citibank NA 05/19/21 1,517
RUB 909,346,329 USD 11,880,411 Credit Suisse International 05/19/21 87,703
RUB 1,050,416,817 USD 13,778,749 HSBC Bank plc 05/19/21 46,025
RUB 1,360,040,574 USD 17,767,242 Morgan Stanley & Co. International plc 05/19/21 132,560
USD 6,407,753 RUB 476,704,807 Bank of America NA 05/19/21 133,733
USD 146,722,869 RUB 10,917,281,872 Citibank NA 05/19/21 3,038,044
USD 52,404,844 RUB 3,901,028,193 HSBC Bank plc 05/19/21 1,062,527
USD 426,686,195 CNY 2,771,646,850 HSBC Bank plc 05/24/21 6,076,088
USD 968,550 EUR 795,781 Bank of America NA 05/24/21 34,358
USD 11,701,607 EUR 9,669,207 Natwest Markets plc 05/24/21 350,631
USD 20,508,499 IDR 298,134,095,465 Barclays Bank plc 05/24/21 186,486
USD 89,408,554 IDR 1,272,104,905,731 JPMorgan Chase Bank NA 05/24/21 2,696,795
MXN 472,721,113 USD 22,001,662 Citibank NA 05/26/21 994,349
MXN 363,110,901 USD 16,977,960 HSBC Bank plc 05/26/21 685,949
AUD 7,483,000 JPY 622,740,123 Goldman Sachs International 06/16/21 57,453
BRL 118,096,034 USD 20,206,250 BNP Paribas SA 06/16/21 667,512
CAD 7,249,156 AUD 7,483,000 Deutsche Bank AG 06/16/21 83,424
CAD 13,181,690 USD 10,477,000 Bank of America NA 06/16/21 13,115
CHF 7,483,000 JPY 872,883,868 Citibank NA 06/16/21 44,410
CNY 117,987,570 EUR 15,060,000 JPMorgan Chase Bank NA 06/16/21 185,373
GBP 114,016,043 EUR 132,920,000 BNP Paribas SA 06/16/21 1,100,129
GBP 25,995,551 EUR 30,272,427 JPMorgan Chase Bank NA 06/16/21 289,832
GBP 5,285,000 JPY 797,401,328 Royal Bank of Canada 06/16/21 80,952
INR 1,850,395,000 USD 24,956,100 Goldman Sachs International 06/16/21 37,515
INR 1,850,390,424 USD 24,976,587 HSBC Bank plc 06/16/21 16,966
JPY 905,127,454 CHF 7,700,000 HSBC Bank plc 06/16/21 16,940
JPY 881,769,706 CHF 7,483,000 JPMorgan Chase Bank NA 06/16/21 35,897
MXN 78,269,444 USD 3,741,972 Bank of America NA 06/16/21 56,669
MXN 157,764,365 USD 7,560,233 Citibank NA 06/16/21 96,524
MXN 111,590,855 USD 5,328,440 JPMorgan Chase Bank NA 06/16/21 87,385
NOK 38,126,698 EUR 3,775,000 Citibank NA 06/16/21 23,616
NOK 96,036,504 USD 11,225,250 Citibank NA 06/16/21 2,507
NOK 192,149,862 USD 22,450,000 HSBC Bank plc 06/16/21 14,498
USD 5,697,668 AUD 7,483,000 Bank of America NA 06/16/21 12,145
USD 148,790,495 AUD 191,936,000 Barclays Bank plc 06/16/21 2,959,058
USD 13,446,697 AUD 17,273,550 Citibank NA 06/16/21 322,392
USD 234,921 AUD 303,000 Commonwealth Bank of Australia 06/16/21 4,704
USD 5,695,656 AUD 7,483,000 Goldman Sachs International 06/16/21 10,132

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,038,475 AUD 5,238,450 JPMorgan Chase Bank NA 06/16/21 $ 58,343
USD 24,473,777 CAD 30,529,000 BNP Paribas SA 06/16/21 178,506
USD 10,526,000 CAD 13,161,132 Citibank NA 06/16/21 52,246
USD 9,270,000 CAD 11,648,151 HSBC Bank plc 06/16/21 290
USD 17,586,000 CAD 21,960,568 Royal Bank of Canada 06/16/21 109,570
USD 259,613,544 CNY 1,703,947,532 Bank of America NA 06/16/21 1,485,892
USD 259,436,834 CNY 1,703,950,000 BNP Paribas SA 06/16/21 1,308,811
USD 10,414,301 CNY 68,345,353 HSBC Bank plc 06/16/21 60,799
USD 565,585,341 CNY 3,732,580,452 Standard Chartered Bank 06/16/21 144,088
USD 31,084,276 EUR 26,073,046 Bank of America NA 06/16/21 460,858
USD 113,919,200 EUR 96,067,000 Bank of Montreal 06/16/21 1,086,203
USD 33,476,726 EUR 27,981,000 Barclays Bank plc 06/16/21 612,370
USD 4,720,710,782 EUR 3,961,784,000 BNP Paribas SA 06/16/21 67,500,354
USD 79,650,658 EUR 66,611,018 Citibank NA 06/16/21 1,414,418
USD 6,949,395 EUR 5,748,000 Commonwealth Bank of Australia 06/16/21 198,231
USD 46,195,595 EUR 39,231,000 HSBC Bank plc 06/16/21 117,843
USD 63,551,648 EUR 53,740,000 JPMorgan Chase Bank NA 06/16/21 432,728
USD 27,817,027 EUR 23,322,000 JPMorgan Chase Bank NA 06/16/21 424,779
USD 13,551,929 EUR 11,325,000 Morgan Stanley & Co. International plc 06/16/21 250,444
USD 6,257,793 EUR 5,243,000 Natwest Markets plc 06/16/21 99,763
USD 471,122 EUR 395,000 Royal Bank of Canada 06/16/21 7,185
USD 146,956,655 EUR 123,577,437 State Street Bank and Trust Co. 06/16/21 1,811,988
USD 766,777,473 GBP 548,894,000 Morgan Stanley & Co. International plc 06/16/21 9,902,047
USD 13,964,004 GBP 10,017,000 State Street Bank and Trust Co. 06/16/21 151,462
USD 24,203,333 HKD 187,877,166 HSBC Bank plc 06/16/21 32,029
USD 38,475,440 IDR 562,703,315,000 Bank of America NA 06/16/21 240,875
USD 51,363,804 IDR 750,271,080,000 BNP Paribas SA 06/16/21 384,385
USD 38,496,498 IDR 562,703,309,985 Goldman Sachs International 06/16/21 261,933
USD 175,417,903 INR 12,985,310,259 Bank of America NA 06/16/21 23,006
USD 21,700,460 INR 1,605,400,000 JPMorgan Chase Bank NA 06/16/21 16,036
USD 38,025,000 JPY 4,168,338,525 Bank of America NA 06/16/21 353,261
USD 9,440,000 JPY 1,029,648,176 JPMorgan Chase Bank NA 06/16/21 134,461
USD 30,427,723 JPY 3,310,025,716 Morgan Stanley & Co. International plc 06/16/21 513,065
USD 60,915,533 JPY 6,642,315,000 Royal Bank of Canada 06/16/21 885,007
USD 7,537,500 JPY 819,137,435 State Street Bank and Trust Co. 06/16/21 134,471
USD 8,980,000 MXN 184,691,660 HSBC Bank plc 06/16/21 16,383
USD 113,299,950 MYR 467,720,925 Goldman Sachs International 06/16/21 781,264
USD 37,773,471 MYR 155,910,000 Morgan Stanley & Co. International plc 06/16/21 266,514
USD 7,483,000 NOK 63,978,902 Citibank NA 06/16/21 3,141
USD 15,125,000 NOK 128,709,419 JPMorgan Chase Bank NA 06/16/21 77,408
USD 34,969,500 RUB 2,616,977,502 Citibank NA 06/16/21 647,897
USD 84,268,399 SEK 711,800,000 Citibank NA 06/16/21 2,710,329
USD 26,067,920 TWD 732,300,000 Bank of America NA 06/16/21 145,718
USD 12,171,000 CAD 15,277,337 Citibank NA 06/17/21 13,126
USD 15,145,000 CAD 18,898,042 Morgan Stanley & Co. International plc 06/17/21 105,729
USD 7,537,500 JPY 820,160,651 Morgan Stanley & Co. International plc 06/17/21 125,146
USD 7,537,500 JPY 819,308,913 UBS AG 06/17/21 132,843
USD 8,607,000 ZAR 128,257,210 Deutsche Bank AG 06/17/21 2,823
ZAR 40,532,577 USD 2,694,000 BNP Paribas SA 06/17/21 25,141
ZAR 344,349,291 USD 22,825,667 Citibank NA 06/17/21 275,117
ZAR 159,693,474 USD 10,547,500 Deutsche Bank AG 06/17/21 165,588
ZAR 22,823,399 USD 1,507,500 Goldman Sachs International 06/17/21 23,615
ZAR 57,597,417 USD 3,825,185 HSBC Bank plc 06/17/21 38,756
ZAR 102,711,653 USD 6,835,148 Morgan Stanley & Co. International plc 06/17/21 55,297
ZAR 152,429,012 USD 10,103,000 UBS AG 06/17/21 122,750
129,503,000
BRL 67,938,496 USD 12,147,474 BNP Paribas SA 04/05/21 (77,351)
BRL 188,691,091 USD 34,080,526 Citibank NA 04/05/21 (557,196)
BRL 59,571,447 USD 10,714,000 Deutsche Bank AG 04/05/21 (130,388)
BRL 16,649,933 USD 2,994,000 JPMorgan Chase Bank NA 04/05/21 (35,931)
COP 40,515,040,000 USD 11,192,000 JPMorgan Chase Bank NA 04/05/21 (127,456)
RUB 3,274,211,080 USD 44,392,000 UBS AG 04/05/21 (1,088,058)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,432,000 BRL 65,255,744 Citibank NA 04/05/21 $ (161,498)
USD 8,460,000 BRL 49,113,157 Goldman Sachs International 04/05/21 (265,566)
USD 3,845,000 BRL 21,780,695 JPMorgan Chase Bank NA 04/05/21 (24,613)
USD 5,390,000 BRL 30,524,109 Morgan Stanley & Co. International plc 04/05/21 (32,989)
USD 11,262,000 COP 41,399,112,000 Citibank NA 04/05/21 (43,981)
USD 10,926,000 RUB 832,561,200 BNP Paribas SA 04/05/21 (85,258)
USD 22,450,000 NOK 192,143,473 HSBC Bank plc 04/06/21 (14,674)
AUD 71,464,652 USD 54,529,173 JPMorgan Chase Bank NA 04/12/21 (245,338)
EUR 46,340,879 USD 54,529,173 Deutsche Bank AG 04/12/21 (177,346)
USD 102,242,199 CAD 128,502,801 Deutsche Bank AG 04/12/21 (15,214)
CLP 16,231,490,640 USD 22,716,000 Deutsche Bank AG 04/14/21 (183,754)
MXN 933,118,566 USD 45,758,500 Citibank NA 04/14/21 (151,083)
MXN 156,144,055 USD 7,638,500 Deutsche Bank AG 04/14/21 (6,751)
RUB 1,132,621,440 USD 15,248,000 Bank of America NA 04/14/21 (283,810)
USD 9,904,000 MXN 205,067,272 Citibank NA 04/14/21 (118,937)
USD 42,076,500 MXN 868,847,128 Morgan Stanley & Co. International plc 04/14/21 (389,566)
USD 11,502,000 RUB 877,257,540 BNP Paribas SA 04/14/21 (88,323)
USD 18,930,000 ZAR 282,312,555 BNP Paribas SA 04/14/21 (171,570)
USD 23,131,000 ZAR 346,479,732 Deutsche Bank AG 04/14/21 (312,190)
USD 84,939,877 ZAR 1,265,536,215 JPMorgan Chase Bank NA 04/14/21 (687,661)
USD 770,000 ZAR 11,382,132 Morgan Stanley & Co. International plc 04/14/21 (127)
USD 30,480,000 ZAR 455,966,642 UBS AG 04/14/21 (371,193)
EUR 19,408,000 USD 22,998,916 Barclays Bank plc 04/15/21 (234,438)
EUR 25,280,000 USD 30,255,522 HSBC Bank plc 04/15/21 (603,520)
RUB 911,659,232 USD 12,385,631 JPMorgan Chase Bank NA 04/15/21 (342,050)
TRY 81,366,804 USD 11,097,037 Morgan Stanley & Co. International plc 04/15/21 (1,317,011)
USD 25,864,643 MXN 536,242,358 Bank of America NA 04/15/21 (342,101)
USD 21,852,000 MXN 456,787,652 HSBC Bank plc 04/15/21 (471,706)
CNY 74,500,000 USD 11,434,711 Citibank NA 04/16/21 (96,219)
KZT 2,159,785,749 USD 5,071,110 Citibank NA 04/20/21 (9,315)
USD 1,529,000 TRY 13,005,674 BNP Paribas SA 04/26/21 (20,994)
USD 1,529,000 TRY 12,935,340 JPMorgan Chase Bank NA 04/26/21 (12,612)
USD 12,992,000 BRL 74,167,023 Citibank NA 05/04/21 (171,341)
USD 9,729,000 BRL 55,916,367 Royal Bank of Canada 05/04/21 (188,113)
USD 7,653,000 BRL 44,427,425 UBS AG 05/04/21 (226,478)
RUB 824,107,000 USD 10,926,903 BNP Paribas SA 05/19/21 (80,643)
RUB 722,136,500 USD 9,572,136 Credit Suisse International 05/19/21 (67,934)
RUB 649,756,494 USD 8,566,561 HSBC Bank plc 05/19/21 (14,968)
RUB 1,533,390,594 USD 20,556,068 Morgan Stanley & Co. International plc 05/19/21 (374,766)
IDR 280,048,000,000 USD 19,226,143 BNP Paribas SA 05/24/21 (136,951)
IDR 274,998,000,000 USD 18,915,807 Goldman Sachs International 05/24/21 (170,843)
USD 22,966,604 MXN 477,930,166 Barclays Bank plc 05/26/21 (282,807)
USD 17,379,107 MXN 357,901,848 UBS AG 05/26/21 (31,402)
USD 18,790,000 INR 1,392,714,800 JPMorgan Chase Bank NA 06/09/21 (39,419)
AUD 5,410,000 CAD 5,218,984 Bank of America NA 06/16/21 (42,843)
AUD 7,483,000 CAD 7,222,225 JPMorgan Chase Bank NA 06/16/21 (61,992)
AUD 7,483,000 CAD 7,222,150 JPMorgan Chase Bank NA 06/16/21 (61,933)
AUD 7,483,000 USD 5,698,786 Bank of America NA 06/16/21 (13,263)
AUD 7,483,000 USD 5,705,456 JPMorgan Chase Bank NA 06/16/21 (19,932)
AUD 68,208,000 USD 52,245,657 Morgan Stanley & Co. International plc 06/16/21 (421,764)
BRL 3,810,000 USD 676,287 Barclays Bank plc 06/16/21 (2,861)
CAD 18,987,014 USD 15,145,000 Deutsche Bank AG 06/16/21 (34,952)
CHF 7,700,000 JPY 903,652,750 Deutsche Bank AG 06/16/21 (3,612)
CNY 757,900,000 USD 115,473,688 Bank of America NA 06/16/21 (660,911)
CNY 757,900,000 USD 115,394,923 BNP Paribas SA 06/16/21 (582,146)
CNY 90,439,000 USD 13,817,541 HSBC Bank plc 06/16/21 (117,116)
CNY 48,998,684 USD 7,483,000 Morgan Stanley & Co. International plc 06/16/21 (60,286)
EUR 7,530,000 CNY 58,714,422 BNP Paribas SA 06/16/21 (50,366)
EUR 7,530,000 CNY 58,544,726 HSBC Bank plc 06/16/21 (24,659)
EUR 36,250,000 GBP 31,153,794 BNP Paribas SA 06/16/21 (381,782)
EUR 47,590,000 GBP 40,805,808 Citibank NA 06/16/21 (371,939)
EUR 3,775,000 NOK 38,344,479 BNP Paribas SA 06/16/21 (49,076)
EUR 8,559,000 USD 10,190,823 Bank of America NA 06/16/21 (138,072)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 6,040,000 USD 7,224,968 Barclays Bank plc 06/16/21 $ (130,843)
EUR 78,404,068 USD 93,159,925 Citibank NA 06/16/21 (1,072,464)
EUR 8,600,000 USD 10,259,052 Deutsche Bank AG 06/16/21 (158,145)
EUR 12,030,000 USD 14,311,911 Goldman Sachs International 06/16/21 (182,387)
EUR 11,325,000 USD 13,364,806 HSBC Bank plc 06/16/21 (63,321)
EUR 86,907,000 USD 103,656,299 JPMorgan Chase Bank NA 06/16/21 (1,581,941)
EUR 35,850,000 USD 42,405,484 Morgan Stanley & Co. International plc 06/16/21 (298,800)
EUR 21,310,000 USD 25,545,533 Natwest Markets plc 06/16/21 (516,426)
EUR 2,340,000 USD 2,786,226 Royal Bank of Canada 06/16/21 (37,840)
EUR 5,780,000 USD 6,886,477 UBS AG 06/16/21 (97,728)
GBP 80,032,316 USD 110,686,622 Citibank NA 06/16/21 (329,261)
IDR 343,581,000,000 USD 23,481,952 Bank of America NA 06/16/21 (136,310)
IDR 361,448,940,000 USD 24,736,036 BNP Paribas SA 06/16/21 (176,303)
IDR 333,406,091,000 USD 22,886,195 Citibank NA 06/16/21 (231,918)
IDR 113,151,000,000 USD 7,741,055 Goldman Sachs International 06/16/21 (52,671)
IDR 561,062,475,000 USD 38,367,634 HSBC Bank plc 06/16/21 (244,561)
INR 12,117,155,000 USD 163,889,126 Bank of America NA 06/16/21 (220,557)
INR 531,180,000 USD 7,202,734 BNP Paribas SA 06/16/21 (27,991)
INR 2,037,958,132 USD 27,644,575 Citibank NA 06/16/21 (117,513)
INR 1,599,939,868 USD 21,684,985 Goldman Sachs International 06/16/21 (74,313)
JPY 623,719,274 AUD 7,483,000 Citibank NA 06/16/21 (48,604)
JPY 799,845,482 GBP 5,285,000 HSBC Bank plc 06/16/21 (58,863)
JPY 583,441,254 USD 5,323,000 Commonwealth Bank of Australia 06/16/21 (50,097)
JPY 1,773,043,732 USD 16,260,000 JPMorgan Chase Bank NA 06/16/21 (235,956)
JPY 1,686,515,632 USD 15,505,686 JPMorgan Chase Bank NA 06/16/21 (263,648)
JPY 819,316,451 USD 7,537,500 UBS AG 06/16/21 (132,853)
MYR 175,291,000 USD 42,488,034 Barclays Bank plc 06/16/21 (318,629)
MYR 185,392,000 USD 44,834,834 Goldman Sachs International 06/16/21 (235,452)
NOK 31,960,505 USD 3,775,000 Deutsche Bank AG 06/16/21 (38,454)
NOK 722,200,000 USD 86,022,684 Goldman Sachs International 06/16/21 (1,589,312)
SEK 65,284,872 USD 7,483,000 JPMorgan Chase Bank NA 06/16/21 (2,657)
SEK 65,016,874 USD 7,660,000 Toronto Dominion Bank 06/16/21 (210,364)
USD 4,913,170 BRL 28,292,000 HSBC Bank plc 06/16/21 (87,510)
USD 15,520,000 CAD 19,525,459 Bank of America NA 06/16/21 (18,547)
USD 10,477,000 CAD 13,179,249 Deutsche Bank AG 06/16/21 (11,173)
USD 9,128,000 CAD 11,470,803 JPMorgan Chase Bank NA 06/16/21 (575)
USD 6,030,883 GBP 4,387,000 Royal Bank of Canada 06/16/21 (18,395)
USD 9,411,000 IDR 139,005,175,500 BNP Paribas SA 06/16/21 (34,124)
USD 121,133,458 IDR 1,783,569,038,780 UBS AG 06/16/21 (56,491)
USD 21,677,019 INR 1,605,400,000 Bank of America NA 06/16/21 (7,405)
USD 20,695,448 INR 1,540,000,000 Citibank NA 06/16/21 (105,606)
USD 11,340,000 MXN 235,387,086 Citibank NA 06/16/21 (84,012)
USD 9,895,674 MXN 206,560,814 Goldman Sachs International 06/16/21 (129,317)
USD 9,728,550 MXN 203,177,050 State Street Bank and Trust Co. 06/16/21 (132,217)
USD 7,483,000 NOK 64,141,889 Bank of America NA 06/16/21 (15,914)
USD 8,980,000 NOK 77,591,690 JPMorgan Chase Bank NA 06/16/21 (91,349)
USD 7,585,000 NOK 65,235,659 Morgan Stanley & Co. International plc 06/16/21 (41,788)
USD 5,986,000 RUB 459,123,201 Goldman Sachs International 06/16/21 (35,391)
USD 7,660,000 SEK 66,901,674 Morgan Stanley & Co. International plc 06/16/21 (5,596)
USD 3,343,152 SGD 4,500,000 Goldman Sachs International 06/16/21 (932)
CAD 18,597,775 USD 14,966,000 Morgan Stanley & Co. International plc 06/17/21 (165,685)
CAD 15,381,727 USD 12,350,000 Royal Bank of Canada 06/17/21 (109,051)
JPY 1,642,398,486 USD 15,075,000 Morgan Stanley & Co. International plc 06/17/21 (231,518)
USD 30,230,000 ZAR 457,329,960 Bank of America NA 06/17/21 (450,129)
USD 13,889,000 ZAR 208,470,293 Citibank NA 06/17/21 (96,297)
USD 5,612,000 ZAR 85,568,970 JPMorgan Chase Bank NA 06/17/21 (128,422)
USD 7,483,000 ZAR 112,656,617 Morgan Stanley & Co. International plc 06/17/21 (74,606)
USD 15,421,000 IDR 227,459,750,000 Morgan Stanley & Co. International plc 07/01/21 (3,955)
(25,255,145)
$ 104,247,855

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch JPMorgan Chase Bank NA 04/08/21 SEK 9.00 SEK 9.00 USD 2,283 $ 100,947
EUR Currency ............... One-Touch Bank of America NA 04/16/21 CNH 8.00 CNH 8.00 EUR 2,245 32,453
AUD Currency ............... Up and Out Bank of America NA 04/20/21 USD 0.79 USD 0.81 AUD 76,051 28,146
EUR Currency ............... One-Touch Bank of America NA 04/30/21 NOK 10.75 NOK 10.75 EUR 1,122 32,602
EUR Currency ............... Up and Out Bank of America NA 04/30/21 USD 1.22 USD 1.25 EUR 114,077 10,591
EUR Currency ............... Up and Out BNP Paribas SA 06/07/21 USD 1.22 USD 1.26 EUR 74,832 44,985
EUR Currency ............... One-Touch BNP Paribas SA 06/28/21 USD 1.25 USD 1.25 EUR 10,490 421,813
671,537
Put
USD Currency ............... One-Touch
Goldman Sachs
International 04/15/21 MXN 19.50 MXN 19.50 USD 1,497 76,065
GBP Currency ............... Down and Out UBS AG 04/20/21 JPY 149.00 JPY 145.00 GBP 37,416 24,473
GBP Currency ............... Down and Out UBS AG 04/20/21 JPY 149.00 JPY 145.00 GBP 37,416 32,380
USD Currency ............... Down and Out Deutsche Bank AG 04/20/21 BRL 5.48 BRL 5.24 USD 45,830 118,711
USD Currency ............... Down and Out
Goldman Sachs
International 04/21/21 MXN 20.10 MXN 19.45 USD 38,192 87,004
USD Currency ............... Down and Out Bank of America NA 04/21/21 RUB 73.75 RUB 71.60 USD 61,106 77,951
USD Currency ............... Down and Out BNP Paribas SA 04/29/21 RUB 75.00 RUB 72.60 USD 26,988 80,694
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 04/29/21 BRL 4.95 BRL 4.95 USD 1,140 10,219
AUD Currency ............... Down and Out UBS AG 04/30/21 CAD 0.97 CAD 0.94 AUD 76,051 338,886
USD Currency ............... One-Touch Deutsche Bank AG 05/10/21 NOK 8.00 NOK 8.00 USD 1,140 46,878
USD Currency ............... One-Touch Bank of America NA 05/11/21 RUB 69.00 RUB 69.00 USD 1,123 24,086
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 05/24/21 RUB 72.00 RUB 72.00 USD 1,122 177,808
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 PLN 4.25 PLN 4.25 EUR 6,430 31,006
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 HUF 340.00 HUF 340.00 EUR 6,910 93,437
USD Currency ............... One-Touch Bank of America NA 07/08/21 CNH 6.20 CNH 6.20 USD 2,282 36,874
USD Currency ............... One-Touch Deutsche Bank AG 07/28/21 CAD 1.20 CAD 1.20 USD 2,245 236,454
USD Currency ............... Down and Out Credit Suisse International 08/30/21 RUB 68.25 RUB 63.25 USD 37,650 50,490
1,543,416
$ 2,214,953
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. ................... 1,600 04/01/21 USD 84.50 USD 12,560 $ 4,000
U.S. Treasury 10 Year Note ..................... 715 04/02/21 USD 132.50 USD 71,500 11,172
Advanced Micro Devices, Inc. ................... 1,300 04/16/21 USD 84.00 USD 10,205 77,350
Allianz SE ................................ 450 04/16/21 EUR 205.00 EUR 9,767 672,837
Apple, Inc. ................................ 2,255 04/16/21 USD 145.00 USD 27,545 10,148
BNP Paribas SA ............................ 4,000 04/16/21 EUR 48.00 EUR 20,752 2,017,044
Electricite de France SA ....................... 2,615 04/16/21 EUR 13.00 EUR 2,992 111,931
Electricite de France SA ....................... 3,435 04/16/21 EUR 12.00 EUR 3,930 225,581
EURO STOXX 50 Index ....................... 926 04/16/21 EUR 3,700.00 EUR 36,292 2,397,712
Farfetch Ltd. ............................... 1,134 04/16/21 USD 75.00 USD 6,012 15,309
General Motors Co. .......................... 2,259 04/16/21 USD 62.50 USD 12,980 123,116
Home Depot, Inc. (The) ....................... 214 04/16/21 USD 270.00 USD 6,532 777,355
Invesco QQQ Trust 1 ......................... 243 04/16/21 USD 330.00 USD 7,755 36,693
Invesco QQQ Trust 1 ......................... 1,700 04/16/21 USD 340.00 USD 54,252 62,050
iShares MSCI Emerging Markets ETF .............. 5,000 04/16/21 USD 59.00 USD 26,670 15,000
iShares MSCI Emerging Markets ETF .............. 7,000 04/16/21 USD 61.00 USD 37,338 17,500
iShares Russell 1000 Value ETF ................. 1,407 04/16/21 USD 155.00 USD 21,323 77,385
iShares Russell 2000 ETF ...................... 604 04/16/21 USD 241.00 USD 13,345 11,174
Lowe's Cos., Inc. ............................ 342 04/16/21 USD 170.00 USD 6,504 703,665
Micron Technology, Inc. ....................... 855 04/16/21 USD 85.00 USD 7,542 453,150
NVIDIA Corp. .............................. 300 04/16/21 USD 600.00 USD 16,018 40,200

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............................. 118 04/16/21 USD 4,000.00 USD 46,880 $ 364,620
Sabre Corp. ............................... 825 04/16/21 USD 18.00 USD 1,222 6,600
SPDR S&P 500 ETF Trust ...................... 17,062 04/16/21 USD 407.00 USD 676,218 1,441,739
SPDR S&P 500 ETF Trust ...................... 22,367 04/16/21 USD 409.00 USD 886,471 1,330,837
SPDR S&P 500 ETF Trust ...................... 25,563 04/16/21 USD 410.00 USD 1,013,138 1,290,932
SPDR S&P Bank ETF ........................ 1,045 04/16/21 USD 56.00 USD 5,421 18,288
VanEck Vectors Semiconductor ETF ............... 260 04/16/21 USD 245.00 USD 6,332 136,500
Visa, Inc. ................................. 1,111 04/16/21 USD 220.00 USD 23,523 139,431
Walt Disney Co. (The) ........................ 1,150 04/16/21 USD 200.00 USD 21,220 97,750
Western Digital Corp. ......................... 400 04/16/21 USD 75.00 USD 2,670 27,400
Western Digital Corp. ......................... 650 04/16/21 USD 85.00 USD 4,339 10,075
Western Digital Corp. ......................... 1,150 04/16/21 USD 70.00 USD 7,676 190,900
Western Digital Corp. ......................... 2,010 04/16/21 USD 80.00 USD 13,417 67,335
U.S. Treasury 10 Year Note ..................... 8,701 04/23/21 USD 135.50 USD 870,100 135,953
U.S. Treasury 30 Year Bond .................... 1,000 04/23/21 USD 158.00 USD 100,000 390,625
Invesco QQQ Trust 1 ......................... 3,985 04/30/21 USD 330.00 USD 127,173 1,243,320
SPDR S&P 500 ETF Trust ...................... 6,400 04/30/21 USD 405.00 USD 253,651 1,747,200
Advance Auto Parts, Inc. ....................... 360 05/21/21 USD 190.00 USD 6,606 208,800
Alphabet, Inc. .............................. 151 05/21/21 USD 2,200.00 USD 31,144 544,355
Amazon.com, Inc. ........................... 55 05/21/21 USD 3,250.00 USD 17,017 382,525
Amazon.com, Inc. ........................... 120 05/21/21 USD 3,350.00 USD 37,129 517,800
Amazon.com, Inc. ........................... 200 05/21/21 USD 3,300.00 USD 61,882 1,102,500
ConocoPhillips ............................. 3,401 05/21/21 USD 55.00 USD 18,015 799,235
DR Horton, Inc. ............................. 1,786 05/21/21 USD 85.00 USD 15,917 1,312,710
Edwards Lifesciences Corp. .................... 850 05/21/21 USD 85.00 USD 7,109 248,625
EURO STOXX 50 Index ....................... 695 05/21/21 EUR 3,850.00 EUR 27,239 773,868
EURO STOXX 50 Index ....................... 2,750 05/21/21 EUR 4,000.00 EUR 107,778 833,643
Home Depot, Inc. (The) ....................... 641 05/21/21 USD 280.00 USD 19,567 1,826,850
Invesco QQQ Trust 1 ......................... 981 05/21/21 USD 335.00 USD 31,307 366,404
Invesco QQQ Trust 1 ......................... 2,003 05/21/21 USD 330.00 USD 63,922 1,085,626
Las Vegas Sands Corp. ....................... 3,404 05/21/21 USD 72.50 USD 20,683 239,982
salesforce.com, Inc. .......................... 426 05/21/21 USD 260.00 USD 9,026 27,264
SPDR S&P 500 ETF Trust ...................... 2,660 05/21/21 USD 395.00 USD 105,424 2,652,020
U.S. Treasury 10 Year Note ..................... 6,686 05/21/21 USD 134.50 USD 668,600 731,281
U.S. Treasury 30 Year Bond .................... 200 05/21/21 USD 157.00 USD 20,000 240,625
VanEck Vectors Semiconductor ETF ............... 981 05/21/21 USD 245.00 USD 23,892 995,715
VanEck Vectors Semiconductor ETF ............... 4,000 05/21/21 USD 240.00 USD 97,420 5,120,000
Western Digital Corp. ......................... 640 05/21/21 USD 95.00 USD 4,272 30,080
Caesars Entertainment, Inc. .................... 1,907 06/18/21 USD 70.00 USD 16,677 3,904,583
Deere & Co. ............................... 192 06/18/21 USD 380.00 USD 7,183 330,240
Deere & Co. ............................... 385 06/18/21 USD 400.00 USD 14,404 422,538
Intel Corp. ................................ 5,557 06/18/21 USD 65.00 USD 35,565 1,764,348
Lions Gate Entertainment Corp. .................. 500 06/18/21 USD 20.00 USD 748 20,000
Monster Beverage Corp. ....................... 256 06/18/21 USD 90.00 USD 2,332 126,720
Monster Beverage Corp. ....................... 1,282 06/18/21 USD 95.00 USD 11,678 342,935
PVH Corp. ................................ 1,000 06/18/21 USD 95.00 USD 10,570 1,625,000
SPDR S&P 500 ETF Trust ...................... 3,016 06/18/21 USD 415.00 USD 119,533 1,045,044
STOXX Europe 600 Banks Index ................. 3,043 06/18/21 EUR 130.00 EUR 19,614 945,659
STOXX Europe 600 Telecommunications Index ....... 3,569 06/18/21 EUR 230.00 EUR 41,049 878,927
Telecom Italia SpA ........................... 2,874 06/18/21 EUR 0.46 EUR 1,325 74,147
Ulta Beauty, Inc. ............................ 256 06/18/21 USD 315.00 USD 7,915 487,680
Liberty Global plc ............................ 1,925 07/16/21 USD 30.00 USD 4,940 91,438
Liberty Global plc ............................ 3,018 07/16/21 USD 32.50 USD 7,744 82,995
SPDR S&P 500 ETF Trust ...................... 755 07/16/21 USD 425.00 USD 29,923 194,035
iShares Russell 2000 ETF ...................... 715 09/17/21 USD 260.00 USD 15,797 148,363
iShares Russell 2000 ETF ...................... 715 09/17/21 USD 240.00 USD 15,797 435,435
STOXX Europe 600 Banks Index ................. 2,200 09/17/21 EUR 140.00 EUR 14,180 541,787
Cellnex Telecom SA .......................... 2,511 12/17/21 EUR 64.00 EUR 12,329 469,672
EURO STOXX Bank Index ..................... 25,026 12/17/21 EUR 90.00 EUR 110,202 9,538,097
SPDR S&P 500 ETF Trust ...................... 800 12/17/21 USD 360.00 USD 31,706 3,915,600
63,925,028

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,250 04/01/21 USD 85.50 USD 19,616 $ 6,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,600 04/01/21 USD 85.00 USD 22,667 18,200
U.S. Treasury 10 Year Note ..................... 10,779 04/02/21 USD 131.00 USD 1,077,900 3,031,594
CommScope Holding Co., Inc. ................... 2,000 04/16/21 USD 15.00 USD 3,072 75,000
EURO STOXX 50 Index ....................... 834 04/16/21 EUR 3,700.00 EUR 32,686 73,352
EURO STOXX 50 Index ....................... 902 04/16/21 EUR 3,850.00 EUR 35,351 244,346
Industrial Select Sector SPDR Fund ............... 1,620 04/16/21 USD 90.00 USD 15,949 122,310
Invesco QQQ Trust 1 ......................... 7,001 04/16/21 USD 305.00 USD 223,423 1,372,196
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,150 04/16/21 USD 86.00 USD 18,744 54,825
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,150 04/16/21 USD 85.50 USD 18,744 38,700
iShares Russell 2000 ETF ...................... 1,250 04/16/21 USD 205.00 USD 27,618 183,750
NRG Energy, Inc. ........................... 615 04/16/21 USD 30.00 USD 2,320 4,613
NRG Energy, Inc. ........................... 640 04/16/21 USD 26.00 USD 2,415 8,000
Pitney Bowes, Inc. ........................... 1,055 04/16/21 USD 7.00 USD 869 7,913
S&P 500 Index ............................. 92 04/16/21 USD 3,450.00 USD 36,551 18,860
S&P 500 Index ............................. 92 04/16/21 USD 3,750.00 USD 36,551 83,720
S&P 500 Index ............................. 98 04/16/21 USD 3,900.00 USD 38,934 258,230
S&P 500 Index ............................. 160 04/16/21 USD 3,800.00 USD 63,566 201,600
SPDR Bloomberg Barclays High Yield Bond ETF ...... 2,160 04/16/21 USD 106.00 USD 23,501 37,800
SPDR Bloomberg Barclays High Yield Bond ETF ...... 2,250 04/16/21 USD 105.00 USD 24,480 39,375
SPDR S&P 500 ETF Trust ...................... 300 04/16/21 USD 385.00 USD 11,890 61,050
SPDR S&P 500 ETF Trust ...................... 6,400 04/16/21 USD 380.00 USD 253,651 931,200
Telecom Italia SpA ........................... 20,061 04/16/21 EUR 0.35 EUR 9,252 248,194
U.S. Treasury 10 Year Note ..................... 225 04/23/21 USD 131.50 USD 22,500 214,453
SPDR S&P 500 ETF Trust ...................... 15,000 04/30/21 USD 380.00 USD 594,495 4,560,000
S&P 500 Index ............................. 294 05/07/21 USD 3,900.00 USD 116,803 1,622,880
S&P 500 Index ............................. 294 05/07/21 USD 3,700.00 USD 116,803 682,080
American Airlines Group, Inc. .................... 504 05/21/21 USD 6.00 USD 1,205 2,772
Invesco QQQ Trust 1 ......................... 2,000 05/21/21 USD 300.00 USD 63,826 988,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 10,000 05/21/21 USD 85.00 USD 87,180 580,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 55,000 05/21/21 USD 84.00 USD 479,490 2,365,000
SPDR S&P 500 ETF Trust ...................... 2,250 05/21/21 USD 380.00 USD 89,174 1,120,500
SPDR S&P 500 ETF Trust ...................... 7,500 05/21/21 USD 385.00 USD 297,248 4,488,750
U.S. Treasury 10 Year Note ..................... 1,670 05/21/21 USD 131.00 USD 167,000 1,696,094
U.S. Treasury 10 Year Note ..................... 2,000 05/21/21 USD 132.00 USD 200,000 3,218,750
ams AG .................................. 697 06/18/21 CHF 16.00 CHF 1,313 54,940
ams AG .................................. 1,011 06/18/21 CHF 17.00 CHF 1,905 112,316
Cellnex Telecom SA .......................... 1,043 06/18/21 EUR 35.43 EUR 5,480 26,829
Delta Air Lines, Inc. .......................... 1,250 06/18/21 USD 10.00 USD 6,035 8,125
iShares iBoxx $ High Yield Corporate Bond ETF ....... 20,001 06/18/21 USD 84.00 USD 174,369 1,520,076
United Airlines Holdings, Inc. .................... 2,850 06/18/21 USD 10.00 USD 16,399 4,275
American Airlines Group, Inc. .................... 1,500 07/16/21 USD 8.00 USD 3,585 45,000
Pitney Bowes, Inc. ........................... 650 07/16/21 USD 7.00 USD 536 43,875
90-day Eurodollar September 2021 Futures .......... 2,326 09/10/21 USD 99.63 USD 581,500 479,738
90-day Eurodollar September 2021 Futures .......... 2,326 09/10/21 USD 99.50 USD 581,500 3,183,713
90-day Eurodollar December 2021 Futures .......... 4,002 12/10/21 USD 99.50 USD 1,000,500 1,400,700
United Airlines Holdings, Inc. .................... 800 01/21/22 USD 10.00 USD 4,603 9,200
35,549,644
$ 99,474,672
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Citibank NA — 04/08/21 ZAR 15.60 USD 30,102 $ 18,838
USD Currency ........... JPMorgan Chase Bank NA — 04/08/21 ZAR 15.70 USD 26,339 12,323
CHF Currency ........... Bank of America NA — 04/15/21 JPY 120.00 CHF 76,051 20,308
USD Currency ........... Citibank NA — 04/15/21 JPY 110.00 USD 77,530 699,374
USD Currency ........... Morgan Stanley & Co. International plc — 04/15/21 BRL 5.55 USD 10,738 252,665

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Bank of America NA — 04/22/21 ZAR 16.00 USD 15,320 $ 28,730
USD Currency ........... JPMorgan Chase Bank NA — 04/22/21 ZAR 15.35 USD 3,830 22,667
USD Currency ........... JPMorgan Chase Bank NA — 04/29/21 CLP 760.00 USD 37,395 88,677
USD Currency ........... Morgan Stanley & Co. International plc — 04/29/21 CLP 730.00 USD 74,790 708,175
USD Currency ........... Morgan Stanley & Co. International plc — 05/06/21 MXN 22.00 USD 22,576 77,881
EUR Currency ........... UBS AG — 05/10/21 USD 1.23 EUR 358,500 90,757
EUR Currency ........... Bank of America NA — 06/09/21 USD 1.23 EUR 23,850 24,258
EUR Currency ........... BNP Paribas SA — 06/18/21 USD 1.23 EUR 24,150 31,908
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 900,000 06/18/21 USD 360.00 USD 356,697 36,090,259
USD Currency ........... Bank of America NA — 06/23/21 JPY 110.00 USD 114,076 1,762,114
USD Currency ........... Citibank NA — 08/10/21 JPY 110.00 USD 101,580 1,895,289
USD Currency ........... Bank of America NA — 01/12/22 JPY 111.00 USD 131,140 2,722,382
44,546,605
Put
USD Currency ........... Deutsche Bank AG — 04/01/21 MXN 19.25 USD 57,038 –
USD Currency ........... Royal Bank of Canada — 04/01/21 CAD 1.25 USD 74,832 387
EUR Currency ........... Citibank NA — 04/07/21 USD 1.19 EUR 41,796 537,972
EUR Currency ........... JPMorgan Chase Bank NA — 04/07/21 USD 1.19 EUR 21,359 274,920
EUR Currency ........... JPMorgan Chase Bank NA — 04/07/21 JPY 128.50 EUR 50,442 36,588
EUR Currency ........... Bank of America NA — 04/08/21 USD 1.17 EUR 85,636 221,420
EUR Currency ........... Goldman Sachs International — 04/08/21 USD 1.19 EUR 74,832 1,319,943
USD Currency ........... Deutsche Bank AG — 04/08/21 MXN 20.60 USD 52,678 673,281
USD Currency ........... Goldman Sachs International — 04/09/21 BRL 5.37 USD 56,125 32,284
EUR Currency ........... Citibank NA — 04/15/21 USD 1.19 EUR 51,022 693,541
USD Currency ........... Barclays Bank plc — 04/15/21 KRW 1,100.00 USD 74,832 15,512
EUR Currency ........... BNP Paribas SA — 04/16/21 USD 1.17 EUR 75,000 315,223
AUD Currency ........... Bank of America NA — 04/20/21 USD 0.74 AUD 19,013 31,518
AUD Currency ........... Bank of America NA — 04/20/21 USD 0.76 AUD 19,150 135,165
AUD Currency ........... Standard Chartered Bank — 04/22/21 JPY 81.60 AUD 67,349 104,990
USD Currency ........... Citibank NA — 04/22/21 TRY 7.50 USD 15,220 30,503
USD Currency ........... Goldman Sachs International — 04/22/21 JPY 101.00 USD 230,000 1,621
USD Currency ........... Deutsche Bank AG — 04/23/21 MXN 19.60 USD 25,630 44,178
USD Currency ........... Goldman Sachs International — 04/26/21 MXN 19.00 USD 57,038 17,672
USD Currency ........... JPMorgan Chase Bank NA — 04/27/21 NOK 8.53 USD 67,349 774,487
EUR Currency ........... Bank of America NA — 04/28/21 NOK 10.29 EUR 70,000 2,331,769
USD Currency ........... Morgan Stanley & Co. International plc — 04/28/21 NOK 8.48 USD 70,000 628,356
USD Currency ........... Citibank NA — 04/29/21 ZAR 14.80 USD 52,352 914,592
USD Currency ........... Goldman Sachs International — 04/29/21 BRL 5.10 USD 53,235 30,566
USD Currency ........... Morgan Stanley & Co. International plc — 04/29/21 BRL 4.95 USD 38,025 5,916
EUR Currency ........... Bank of America NA — 05/14/21 USD 1.18 EUR 204,100 2,678,573
USD Currency ........... Citibank NA — 05/14/21 RUB 73.00 USD 60,880 316,872
USD Currency ........... HSBC Bank plc — 05/20/21 MXN 20.00 USD 74,832 774,842
EUR Currency ........... Goldman Sachs International — 06/03/21 GBP 0.85 EUR 233,380 2,606,454
EUR Currency ........... Citibank NA — 06/11/21 GBP 0.85 EUR 238,220 2,836,334
EUR Currency ........... Goldman Sachs International — 06/15/21 USD 1.19 EUR 74,832 1,535,420
USD Currency ........... Deutsche Bank AG — 06/17/21 MXN 20.00 USD 22,872 328,440
USD Currency ........... Bank of America NA — 07/12/21 JPY 99.00 USD 131,140 50,339
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 280,000 7,007,774
iShares National Muni Bond
ETF ............... Credit Suisse International 4,975 08/20/21 USD 114.00 USD 577 7,711
iShares National Muni Bond
ETF ............... Credit Suisse International 5,001 08/20/21 USD 113.00 USD 580 2,110
27,317,273
$ 71,863,878

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on
5-Year Credit Default
Swap CDX.NA.IG.35.V1 Quarterly 1.00 % Quarterly
Credit Suisse
International 04/21/21 USD 50.00 USD 500,000 $ 613,587
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 04/21/21 USD 105.00 USD 22,500 15,167
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 04/21/21 USD 107.00 USD 36,475 58,734
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 04/21/21 EUR 250.00 EUR 44,000 83,010
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 04/21/21 EUR 275.00 EUR 44,300 38,776
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 05/19/21 EUR 300.00 EUR 21,900 47,680
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 04/21/21 EUR 300.00 EUR 56,400 61,382
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 05/19/21 EUR 300.00 EUR 124,000 491,288
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly
Morgan Stanley
& Co.
International
plc 04/21/21 EUR 300.00 EUR 56,400 61,382
857,419
$ 1,471,006
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual
Goldman Sachs
International 04/01/21 1.52 % USD 144,483 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Goldman Sachs
International 04/06/21 1.53 USD 149,906 —
20-Year Interest Rate Swap
(a)
6 month JPY
LIBOR Semi-Annual 0.78% Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 1,012,965
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.48% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/21 1.48 USD 99,788 846
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 05/28/21 1.80 USD 85,115 378,325
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 148,031 19,640
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 48,271 9,956
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/23/21 1.75 USD 85,288 1,073,084
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.77% Semi-Annual
Goldman Sachs
International 08/23/21 1.77 USD 84,758 1,130,167

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 % USD 1,990,697 $ 4,559,705
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 7,889,065
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 7,710,174
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 02/24/25 1.60 USD 282,950 1,082,487
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 528,060 2,074,649
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 34,430 625,860
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.71% Semi-Annual Deutsche Bank AG 03/04/25 1.71 USD 426,270 1,833,072
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.89% Semi-Annual Deutsche Bank AG 04/30/25 0.89 USD 19,540 191,614
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs
International 06/04/25 1.28 USD 14,340 216,606
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 252,321
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 5,754,826
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 5,519,675
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 2,413,592
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 2,405,625
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 USD 31,350 2,499,689
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 1,195,679
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 1,057,313
50,906,935
Put
5-Year Interest Rate Swap
(a)
. 0.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.62 USD 448,287 9,449,299
5-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/21 0.60 USD 1,088,697 24,022,033
30-Year Interest Rate Swap
(a)
2.17% Semi-Annual 3 month LIBOR Quarterly Citibank NA 04/15/21 2.17 USD 170,714 3,359,255
20-Year Interest Rate Swap
(a)
0.78% Semi-Annual
6 month JPY
LIBOR Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 —
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Citibank NA 05/10/21 1.85 USD 853,573 6,719,037
5-Year Interest Rate Swap
(a)
. 0.63% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 05/24/21 0.63 USD 1,049,533 24,546,684
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/25/21 0.64 USD 1,050,690 24,124,460
5-Year Interest Rate Swap
(a)
. 0.85% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/25/21 0.85 USD 525,345 6,987,210
5-Year Interest Rate Swap
(a)
. 0.64% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/25/21 0.64 USD 525,345 12,062,230
30-Year Interest Rate Swap
(a)
3.80% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 06/07/21 3.80 USD 116,110 6,084
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 139,121 8,725,852
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 139,694 8,691,734
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 134,042 7,980,721
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 988,767
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 1,850,910
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 1,568,491
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 1,604,174
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 2,913,196
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 3,003,754
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 5,227,464
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 5,250,265
1-Year Interest Rate Swap
(a)
. 1.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/24/25 1.60 USD 282,950 2,354,226

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1.62% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 02/24/25 1.62 % USD 528,060 $ 4,320,668
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 34,430 3,803,135
1-Year Interest Rate Swap
(a)
. 1.71% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/04/25 1.71 USD 426,270 3,313,386
10-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/30/25 0.89 USD 19,540 3,032,010
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/04/25 1.28 USD 14,340 1,818,584
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 1,673,806
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 531,138
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 2,823,612
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 1,446,715
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 1,448,087
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 USD 31,350 1,417,771
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 632,463
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 626,464
188,323,685
$ 239,230,620
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 05/24/21 RUB 76.00 RUB 76.00 USD 299 $ (144,525)
Put
EUR Currency ............... Down and In
Goldman Sachs
International 06/15/21 USD 1.16 USD 1.15 EUR 93,541 (680,260)
$ (824,785)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. .................... 1,600 04/01/21 USD 90.00 USD 12,560 $ (1,600)
SPDR S&P 500 ETF Trust ....................... 553 04/01/21 USD 405.00 USD 21,917 (830)
Advanced Micro Devices, Inc. .................... 1,300 04/16/21 USD 90.00 USD 10,205 (24,700)
Bank of America Corp. ......................... 2,193 04/16/21 USD 39.00 USD 8,485 (205,046)
Citigroup, Inc. ............................... 1,578 04/16/21 USD 72.50 USD 11,480 (370,830)
Electricite de France SA ........................ 3,435 04/16/21 EUR 15.00 EUR 3,930 (62,437)
General Motors Co. ........................... 4,519 04/16/21 USD 70.00 USD 25,966 (36,152)
iShares Russell 1000 Value ETF .................. 2,814 04/16/21 USD 159.00 USD 42,646 (35,175)
JPMorgan Chase & Co. ........................ 978 04/16/21 USD 165.00 USD 14,888 (51,834)
UWM Holdings Corp. .......................... 2,664 04/16/21 USD 12.50 USD 2,113 (13,320)
VanEck Vectors Semiconductor ETF ................ 350 04/16/21 USD 250.00 USD 8,524 (110,250)
Visa, Inc. .................................. 2,223 04/16/21 USD 235.00 USD 47,068 (41,126)
Walt Disney Co. (The) ......................... 1,150 04/16/21 USD 210.00 USD 21,220 (39,100)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Western Digital Corp. .......................... 1,150 04/16/21 USD 76.00 USD 7,676 $ (70,725)
Alphabet, Inc. ............................... 226 05/21/21 USD 2,300.00 USD 46,613 (384,200)
Amazon.com, Inc. ............................ 181 05/21/21 USD 3,600.00 USD 56,003 (229,418)
Amazon.com, Inc. ............................ 355 05/21/21 USD 3,500.00 USD 109,840 (720,650)
ConocoPhillips .............................. 1,843 05/21/21 USD 70.00 USD 9,762 (37,782)
ConocoPhillips .............................. 3,401 05/21/21 USD 60.00 USD 18,015 (355,405)
Home Depot, Inc. (The) ........................ 428 05/21/21 USD 310.00 USD 13,065 (347,750)
Invesco QQQ Trust 1 .......................... 1,472 05/21/21 USD 350.00 USD 46,976 (163,392)
Invesco QQQ Trust 1 .......................... 2,004 05/21/21 USD 340.00 USD 63,954 (503,004)
Toll Brothers, Inc. ............................. 2,804 05/21/21 USD 60.00 USD 15,907 (490,700)
U.S. Treasury 10 Year Note ...................... 343 05/21/21 USD 134.00 USD 34,300 (48,234)
VanEck Vectors Semiconductor ETF ................ 1,472 05/21/21 USD 260.00 USD 35,851 (610,880)
VanEck Vectors Semiconductor ETF ................ 4,000 05/21/21 USD 265.00 USD 97,420 (1,198,000)
Intel Corp. ................................. 2,565 06/18/21 USD 75.00 USD 16,416 (183,398)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 20,001 06/18/21 USD 87.00 USD 174,369 (1,100,055)
SPDR S&P 500 ETF Trust ....................... 3,022 06/18/21 USD 425.00 USD 119,771 (489,564)
SPDR S&P 500 ETF Trust ....................... 10,000 06/18/21 USD 430.00 USD 396,330 (1,105,000)
SPDR S&P 500 ETF Trust ....................... 17,061 06/18/21 USD 400.00 USD 676,179 (16,370,030)
iShares Russell 2000 ETF ....................... 715 09/17/21 USD 250.00 USD 15,797 (256,328)
EURO STOXX Bank Index ...................... 25,026 12/17/21 EUR 105.00 EUR 110,202 (3,411,704)
(29,068,619)
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4,850 04/01/21 USD 82.00 USD 42,282 (9,700)
SPDR S&P 500 ETF Trust ....................... 553 04/01/21 USD 383.00 USD 21,917 (1,383)
Alibaba Group Holding Ltd. ...................... 718 04/16/21 USD 220.00 USD 16,279 (233,350)
BNP Paribas SA ............................. 4,000 04/16/21 EUR 41.00 EUR 20,752 (35,181)
Farfetch Ltd. ................................ 1,134 04/16/21 USD 55.00 USD 6,012 (453,600)
Invesco QQQ Trust 1 .......................... 3,001 04/16/21 USD 295.00 USD 95,771 (276,092)
Invesco QQQ Trust 1 .......................... 4,000 04/16/21 USD 285.00 USD 127,652 (184,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4,300 04/16/21 USD 83.00 USD 37,487 (34,400)
iShares Russell 2000 ETF ....................... 1,250 04/16/21 USD 190.00 USD 27,618 (42,500)
Micron Technology, Inc. ........................ 855 04/16/21 USD 70.00 USD 7,542 (10,688)
Microsoft Corp. .............................. 637 04/16/21 USD 210.00 USD 15,019 (20,703)
S&P 500 Index .............................. 41 04/16/21 USD 3,650.00 USD 16,289 (20,295)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 2,250 04/16/21 USD 100.00 USD 24,480 (56,250)
SPDR S&P 500 ETF Trust ....................... 360 04/16/21 USD 375.00 USD 14,268 (37,800)
SPDR S&P 500 ETF Trust ....................... 6,400 04/16/21 USD 365.00 USD 253,651 (364,800)
U.S. Treasury 10 Year Note ...................... 8,701 04/23/21 USD 129.50 USD 870,100 (1,903,344)
SPDR S&P 500 ETF Trust ....................... 15,000 04/30/21 USD 370.00 USD 594,495 (2,857,500)
S&P 500 Index .............................. 588 05/07/21 USD 3,800.00 USD 233,606 (2,087,400)
Advance Auto Parts, Inc. ........................ 360 05/21/21 USD 160.00 USD 6,606 (63,900)
Amazon.com, Inc. ............................ 27 05/21/21 USD 2,900.00 USD 8,354 (161,528)
Amazon.com, Inc. ............................ 60 05/21/21 USD 2,700.00 USD 18,564 (148,500)
Amazon.com, Inc. ............................ 200 05/21/21 USD 2,500.00 USD 61,882 (221,500)
DR Horton, Inc. .............................. 1,786 05/21/21 USD 72.50 USD 15,917 (133,057)
Edwards Lifesciences Corp. ..................... 850 05/21/21 USD 70.00 USD 7,109 (36,125)
Generac Holdings, Inc. ......................... 425 05/21/21 USD 270.00 USD 13,917 (193,375)
Invesco QQQ Trust 1 .......................... 2,000 05/21/21 USD 270.00 USD 63,826 (270,000)
Invesco QQQ Trust 1 .......................... 2,993 05/21/21 USD 265.00 USD 95,516 (329,230)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 10,000 05/21/21 USD 75.00 USD 87,180 (95,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 55,000 05/21/21 USD 81.00 USD 479,490 (1,237,500)
Las Vegas Sands Corp. ........................ 1,278 05/21/21 USD 60.00 USD 7,765 (424,935)
salesforce.com, Inc. ........................... 426 05/21/21 USD 210.00 USD 9,026 (317,370)
SPDR S&P 500 ETF Trust ....................... 2,250 05/21/21 USD 350.00 USD 89,174 (393,750)
SPDR S&P 500 ETF Trust ....................... 7,500 05/21/21 USD 360.00 USD 297,248 (1,833,750)
U.S. Treasury 10 Year Note ...................... 2,998 05/21/21 USD 130.50 USD 299,800 (2,576,406)
U.S. Treasury 10 Year Note ...................... 6,686 05/21/21 USD 129.50 USD 668,600 (3,343,000)
U.S. Treasury 30 Year Bond ..................... 501 05/21/21 USD 153.00 USD 50,100 (837,609)
Deere & Co. ................................ 192 06/18/21 USD 330.00 USD 7,183 (121,440)
Deere & Co. ................................ 385 06/18/21 USD 350.00 USD 14,404 (416,763)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 20,001 06/18/21 USD 75.00 USD 174,369 (350,018)
Monster Beverage Corp. ........................ 256 06/18/21 USD 80.00 USD 2,332 (60,160)
Monster Beverage Corp. ........................ 1,282 06/18/21 USD 85.00 USD 11,678 (291,655)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
PVH Corp. ................................. 1,000 06/18/21 USD 75.00 USD 10,570 $ (62,500)
SPDR S&P 500 ETF Trust ....................... 5,688 06/18/21 USD 250.00 USD 225,433 (244,584)
Ulta Beauty, Inc. ............................. 256 06/18/21 USD 255.00 USD 7,915 (102,400)
iShares Russell 2000 ETF ....................... 1,499 06/30/21 USD 175.00 USD 33,119 (293,055)
SPDR S&P 500 ETF Trust ....................... 1,510 07/16/21 USD 325.00 USD 59,846 (440,165)
90-day Eurodollar September 2021 Futures ........... 2,326 09/10/21 USD 99.38 USD 581,500 (2,573,138)
90-day Eurodollar September 2021 Futures ........... 2,326 09/10/21 USD 99.75 USD 581,500 (843,175)
SPDR S&P 500 ETF Trust ....................... 400 12/17/21 USD 270.00 USD 15,853 (147,800)
(27,192,374)
$ (56,260,993)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Bank of America NA — 04/01/21 JPY 107.00 USD 48,641 $ (1,634,817)
USD Currency .............. Deutsche Bank AG — 04/01/21 CAD 1.25 USD 30,420 (285,175)
USD Currency .............. HSBC Bank plc — 04/01/21 MXN 20.40 USD 18,708 (81,452)
USD Currency .............. Royal Bank of Canada — 04/01/21 CAD 1.25 USD 18,708 (89,142)
EUR Currency .............. JPMorgan Chase Bank NA — 04/07/21 JPY 130.00 EUR 31,526 (93,226)
EUR Currency .............. Goldman Sachs International — 04/08/21 USD 1.20 EUR 22,450 (675)
USD Currency .............. JPMorgan Chase Bank NA — 04/08/21 ZAR 16.30 USD 26,339 (2,609)
USD Currency .............. Goldman Sachs International — 04/09/21 BRL 5.50 USD 14,967 (399,032)
USD Currency .............. Citibank NA — 04/15/21 JPY 111.50 USD 77,530 (189,843)
USD Currency .............. JPMorgan Chase Bank NA — 04/15/21 BRL 5.55 USD 10,738 (252,665)
USD Currency .............. Bank of America NA — 04/22/21 ZAR 15.35 USD 3,830 (22,667)
USD Currency .............. Bank of America NA — 04/22/21 ZAR 15.25 USD 3,830 (27,335)
USD Currency .............. Citibank NA — 04/22/21 TRY 7.75 USD 7,610 (631,544)
USD Currency .............. Citibank NA — 04/22/21 TRY 7.50 USD 6,116 (675,960)
USD Currency .............. JPMorgan Chase Bank NA — 04/22/21 ZAR 16.00 USD 15,320 (28,730)
USD Currency .............. JPMorgan Chase Bank NA — 04/27/21 NOK 8.65 USD 14,967 (130,411)
USD Currency .............. Morgan Stanley & Co. International plc — 04/29/21 CLP 760.00 USD 74,790 (177,355)
USD Currency .............. Bank of America NA — 04/30/21 ZAR 15.70 USD 44,874 (215,964)
USD Currency .............. JPMorgan Chase Bank NA — 05/03/21 MXN 21.00 USD 44,334 (440,204)
USD Currency .............. Deutsche Bank AG — 05/06/21 MXN 22.00 USD 22,576 (77,881)
EUR Currency .............. UBS AG — 05/10/21 USD 1.24 EUR 358,500 (40,998)
USD Currency .............. Morgan Stanley & Co. International plc — 05/13/21 BRL 5.75 USD 8,948 (164,869)
Walt Disney Co. (The) ........ Morgan Stanley & Co. International plc 119,700 05/21/21 USD 215.00 USD 22,087 (181,615)
USD Currency .............. Bank of America NA — 06/23/21 JPY 112.00 USD 114,076 (804,088)
USD Currency .............. Bank of America NA — 07/12/21 JPY 109.00 USD 131,140 (2,974,080)
(9,622,337)
Put
USD Currency .............. Deutsche Bank AG — 04/01/21 CAD 1.25 USD 19,012 (98)
USD Currency .............. Royal Bank of Canada — 04/01/21 CAD 1.23 USD 130,957 –
USD Currency .............. Citibank NA — 04/02/21 RUB 73.00 USD 28,864 (84)
EUR Currency .............. Goldman Sachs International — 04/07/21 USD 1.19 EUR 21,229 (273,246)
EUR Currency .............. Natwest Markets plc — 04/07/21 USD 1.19 EUR 41,926 (539,645)
EUR Currency .............. Goldman Sachs International — 04/08/21 USD 1.18 EUR 130,957 (1,124,536)
USD Currency .............. Citibank NA — 04/08/21 ZAR 15.00 USD 30,102 (559,621)
USD Currency .............. Goldman Sachs International — 04/09/21 BRL 5.22 USD 104,766 (6,201)
USD Currency .............. Deutsche Bank AG — 04/15/21 MXN 20.00 USD 22,872 (78,966)
AUD Currency .............. Deutsche Bank AG — 04/20/21 USD 0.74 AUD 19,013 (31,518)
AUD Currency .............. Deutsche Bank AG — 04/20/21 USD 0.76 AUD 19,150 (135,165)
AUD Currency .............. Standard Chartered Bank — 04/22/21 JPY 79.50 AUD 112,248 (51,941)
USD Currency .............. Citibank NA — 04/22/21 TRY 6.85 USD 6,116 (2,557)
USD Currency .............. JPMorgan Chase Bank NA — 04/27/21 NOK 8.38 USD 119,732 (559,923)
EUR Currency .............. Bank of America NA — 04/28/21 NOK 10.08 EUR 70,000 (1,016,725)
USD Currency .............. Deutsche Bank AG — 04/28/21 MXN 20.00 USD 44,940 (291,576)
USD Currency .............. Morgan Stanley & Co. International plc — 04/28/21 NOK 8.31 USD 70,000 (209,786)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Citibank NA — 04/29/21 ZAR 14.35 USD 56,092 $ (315,086)
USD Currency .............. Goldman Sachs International — 04/29/21 BRL 4.95 USD 76,051 (11,831)
EUR Currency .............. Bank of America NA — 05/14/21 USD 1.16 EUR 204,100 (900,820)
EUR Currency .............. UBS AG — 05/14/21 USD 1.16 EUR 100,461 (385,241)
USD Currency .............. Citibank NA — 05/14/21 RUB 71.00 USD 45,574 (74,233)
USD Currency .............. HSBC Bank plc — 05/20/21 MXN 19.50 USD 130,957 (538,931)
EUR Currency .............. Citibank NA — 06/11/21 GBP 0.83 EUR 238,220 (693,355)
EUR Currency .............. Goldman Sachs International — 06/15/21 USD 1.16 EUR 56,125 (436,411)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 420,000 (3,030,069)
USD Currency .............. Citibank NA — 08/10/21 JPY 97.00 USD 101,580 (46,671)
USD Currency .............. Bank of America NA — 01/12/22 JPY 97.00 USD 131,140 (310,361)
(11,624,597)
$ (21,246,934)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.35.V1 Quarterly 1.00 % Quarterly BNP Paribas SA 04/21/21 NR USD 65.00 USD 500,000 $ (49,822)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.35.V1 Quarterly 1.00 Quarterly
Credit Suisse
International 04/21/21 NR USD 65.00 USD 500,000 (49,822)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 04/21/21 NR USD 103.00 USD 36,475 (15,297)
$ (114,941)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.77% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/15/21 0.77 % USD 13,855 $ —
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/16/21 0.72 USD 13,855 —
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 —
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 61,160 (2,884)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 31,235 (4,354)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 31,235 (4,524)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 79,951 (33,309)
10-Year Interest Rate Swap
(a)
0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.90 USD 30,840 (36,449)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 39,530 (121,869)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 36,230 (198,272)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 35,490 (467,261)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/23/22 0.41 USD 253,640 (363,347)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 367,120 (811,145)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 551,270 (1,109,567)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 % USD 188,010 $ (427,996)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 188,010 (494,984)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 378,670 (1,017,649)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (71,226)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 26,195 (159,868)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/15/22 1.23 USD 50,190 (427,510)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (216,543)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (220,990)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 28,070 (253,230)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 51,650 (630,917)
10-Year Interest Rate Swap
(a)
1.57% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/12/23 1.57 USD 26,880 (402,909)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/16/23 1.84 USD 120,032 (2,711,185)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/23/23 1.93 USD 120,015 (3,059,180)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 55,940 (1,603,676)
10-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/23 1.98 USD 28,250 (771,139)
10-Year Interest Rate Swap
(a)
1.98% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 03/02/23 1.98 USD 28,250 (778,502)
10-Year Interest Rate Swap
(a)
2.03% Semi-Annual 3 month LIBOR Quarterly Societe Generale SA 03/03/23 2.03 USD 14,125 (412,356)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (1,732,072)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (2,862,738)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (6,535,885)
(27,943,536)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Goldman Sachs
International 04/01/21 1.40 USD 348,911 (12,281,940)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 04/06/21 0.87 USD 448,287 (3,927,778)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.42% Semi-Annual
Goldman Sachs
International 04/06/21 1.42 USD 199,875 (6,668,851)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 04/06/21 0.85 USD 1,088,697 (10,605,469)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.12% Annual Barclays Bank plc 04/08/21 0.12 EUR 411,155 —
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.10% Annual Citibank NA 04/12/21 0.10 EUR 412,820 —
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.16% Annual
Goldman Sachs
International 04/12/21 0.16 EUR 412,820 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.77% Semi-Annual Bank of America NA 04/15/21 0.77 USD 13,855 (1,325,813)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.47% Semi-Annual Citibank NA 04/15/21 2.47 USD 256,071 (320,848)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Bank of America NA 04/16/21 0.72 USD 13,855 (1,388,076)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.15% Annual
Morgan Stanley & Co.
International plc 04/19/21 0.15 EUR 410,860 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 (4,418,839)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 04/19/21 2.15 EUR 131,500 —
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.00% Annual Barclays Bank plc 05/04/21 2.00 EUR 79,200 (1)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Citibank NA 05/10/21 2.15 USD 1,135,252 (1,960,560)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.11% Annual Barclays Bank plc 05/17/21 0.11 EUR 134,318 (5)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.85% Semi-Annual Bank of America NA 05/17/21 0.85 USD 350,444 (4,450,029)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.35% Semi-Annual Citibank NA 05/17/21 2.35 USD 650,900 —
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual Deutsche Bank AG 05/25/21 1.00 USD 525,345 (4,080,074)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual
Goldman Sachs
International 05/25/21 1.00 USD 525,345 (4,080,074)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.15% Semi-Annual Barclays Bank plc 05/27/21 2.15 USD 884,530 —

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.08% Annual
Morgan Stanley & Co.
International plc 05/31/21 0.08 % EUR 176,910 $ (51)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 130,530 (9,971,507)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.40% Semi-Annual
Morgan Stanley & Co.
International plc 06/01/21 2.40 USD 1,092,200 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 61,160 (6,129,290)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.87% Semi-Annual Barclays Bank plc 06/07/21 3.87 USD 245,920 (6,053)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 06/10/21 0.05 EUR 136,825 (114)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 30,530 (2,217,289)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 06/14/21 0.00 EUR 60,320 (95)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Bank of America NA 06/14/21 0.00 EUR 123,820 (196)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Goldman Sachs
International 06/18/21 0.00 EUR 124,520 (248)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Citibank NA 06/21/21 0.00 EUR 145,350 (338)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Nomura International
plc 06/25/21 0.00 EUR 135,350 (381)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 31,235 (3,193,026)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 31,235 (3,275,189)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/01/21 0.00 EUR 72,225 (261)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.05)% Annual Barclays Bank plc 07/02/21 (0.05) EUR 70,595 (381)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/19/21 0.00 EUR 73,835 (596)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 08/09/21 (0.15) EUR 258,020 (10,298)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Goldman Sachs
International 08/23/21 2.25 USD 85,288 (3,662,920)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.27% Semi-Annual
Goldman Sachs
International 08/23/21 2.27 USD 84,758 (3,461,090)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.25)% Annual Barclays Bank plc 09/03/21 (0.25) EUR 299,280 (38,100)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 95,920 (3,012,236)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 159,903 (8,123,226)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 61,680 (2,960,985)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 139,121 (3,652,114)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 139,694 (3,691,461)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 134,042 (3,472,280)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.10% Semi-Annual Barclays Bank plc 01/06/22 2.10 USD 109,170 (2,247,080)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 17,740 (1,420,881)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/10/22 2.15 USD 108,190 (2,062,586)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 539,269 (20,348,778)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 36,230 (2,668,121)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 39,530 (2,153,050)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/03/22 2.00 USD 171,440 (4,524,577)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 35,490 (1,708,962)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 253,640 (596,884)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 37,130 (1,855,735)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 367,120 (1,621,060)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 551,270 (2,580,888)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 188,010 (820,739)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 37,130 (1,868,264)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 % USD 35,974 $ (1,811,983)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 57,810 (2,911,846)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 188,010 (816,485)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 378,670 (1,630,155)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (3,717,507)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (478,900)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (1,630,174)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (794,973)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (407,190)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (816,300)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (419,452)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 26,195 (2,786,902)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual Barclays Bank plc 12/15/22 1.23 USD 50,190 (4,927,178)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (2,449,682)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (2,425,392)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 28,070 (2,718,939)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 51,650 (4,318,052)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.57% Semi-Annual
JPMorgan Chase
Bank NA 01/12/23 1.57 USD 26,880 (2,006,696)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Deutsche Bank AG 02/16/23 1.84 USD 120,032 (7,145,532)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.93% Semi-Annual Bank of America NA 02/23/23 1.93 USD 120,015 (6,601,731)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 55,940 (2,832,941)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual
JPMorgan Chase
Bank NA 03/02/23 1.98 USD 28,250 (1,487,245)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.98% Semi-Annual BNP Paribas SA 03/02/23 1.98 USD 28,250 (1,476,566)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.03% Semi-Annual Societe Generale SA 03/03/23 2.03 USD 14,125 (706,632)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (3,300,665)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (2,043,742)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (3,319,409)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (2,057,891)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 USD 116,580 (7,073,478)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (3,875,809)
(237,855,134)
$ (265,798,670)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (6,769,785) $ (3,471,791) $ (3,297,994)
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (27,812,453) (24,721,345) (3,091,108)
CDX.NA.HY.36.V1 ................... 5.00 Quarterly 06/20/26 USD 49,260 (4,464,301) (4,167,949) (296,352)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 115,589 (2,740,664) (2,519,420) (221,244)
ITRAXX.EUR.CROSSOVER.35.V1 ........ 5.00 Quarterly 06/20/26 EUR 140,015 (19,709,025) (17,948,081) (1,760,944)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.FINSUB.35.V1 ............... 1.00 % Quarterly 06/20/26 EUR 160,810 $ 820,841 $ 2,093,912 $ (1,273,071)
$ (60,675,387) $ (50,734,674) $ (9,940,713)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.34.V1 ..... 1.00 % Quarterly 06/20/25 B- USD 500,000 $ 9,141,218 $ 8,039,649 $ 1,101,569
CDX.NA.IG.35.V1 ..... 1.00 Quarterly 12/20/25 BBB USD 500,000 12,121,674 11,027,652 1,094,022
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 Quarterly 12/20/25 B+ EUR 38,576 5,594,695 5,216,575 378,120
ITRAXX.EUR.MAIN.34.V1 1.00 Quarterly 12/20/25 NR EUR 45,200 1,418,224 1,360,027 58,197
ITRAXX.FINSR.34.V1 ... 1.00 Quarterly 12/20/25 AA- EUR 4,475 117,571 109,952 7,619
$ 28,393,382 $ 25,753,855 $ 2,639,527
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 1,035,780 $ 5,910,259 $ — $ 5,910,259
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 80,273 457,263 — 457,263
3 month LIBOR Quarterly 2.24% Semi-Annual N/A 11/01/21 USD 824,780 17,255,809 — 17,255,809
6 month NIBOR Semi-Annual 0.49% Semi-Annual 09/02/21
(a)
09/02/22 NOK 895,210 (269,302) — (269,302)
3 month NIBOR Quarterly 0.47% Annual 11/23/21
(a)
11/23/22 NOK 1,598,760 (718,385) — (718,385)
3 month NIBOR Quarterly 0.47% Annual 11/24/21
(a)
11/24/22 NOK 1,811,928 (817,950) — (817,950)
3 month NIBOR Quarterly 0.47% Annual 11/25/21
(a)
11/25/22 NOK 1,449,542 (657,386) — (657,386)
3 month NIBOR Quarterly 0.47% At Termination 11/26/21
(a)
11/26/22 NOK 2,754,131 (1,273,324) — (1,273,324)
3 month NIBOR Quarterly 0.48% At Termination 11/26/21
(a)
11/26/22 NOK 1,522,020 (694,800) — (694,800)
3 month NIBOR Quarterly 0.50% Annual 12/07/21
(a)
12/07/22 NOK 1,522,020 (684,431) — (684,431)
28 day MXIBTIIE Monthly 4.29% Monthly N/A 01/13/23 MXN 3,786,793 (2,263,204) — (2,263,204)
28 day MXIBTIIE Monthly 4.18% Monthly N/A 02/16/23 MXN 1,858,687 (1,422,149) — (1,422,149)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 (806,685) — (806,685)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 179,220 2,974,054 — 2,974,054
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (703,011) — (703,011)
28 day MXIBTIIE Monthly 5.22% Monthly N/A 03/29/23 MXN 2,161,679 273,756 — 273,756
0.28% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/23 USD 250,700 (4,042) — (4,042)
6 month CHF
LIBOR Semi-Annual
(0.68)%
Annual 05/23/22
(a)
05/23/23 CHF 60,035 (55,427) — (55,427)
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 164,226 (50,249) — (50,249)
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 166,714 (62,269) — (62,269)
6 month CHF
LIBOR Semi-Annual
(0.58)%
Annual 06/09/22
(a)
06/09/23 CHF 166,714 15,244 — 15,244
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,061,620 (13,875,362) — (13,875,362)
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 84,040 (157,858) — (157,858)
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 110,000 (355,355) — (355,355)
6 month SOR Semi-Annual 0.61% Semi-Annual 09/15/21
(a)
09/15/23 SGD 51,290 (27,363) — (27,363)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 281,845 $ (982,545) $ — $ (982,545)
3 month BA Semi-Annual 0.76% Semi-Annual 10/24/22
(a)
10/24/23 CAD 430,000 (1,412,780) — (1,412,780)
1 day
REPO_CORRA Semi-Annual
0.55%
Semi-Annual 11/10/22
(a)
11/10/23 CAD 215,923 (744,318) — (744,318)
3 month BA Semi-Annual 0.81% Semi-Annual 11/16/22
(a)
11/16/23 CAD 1,044,808 (3,454,608) — (3,454,608)
3 month BA Semi-Annual 0.78% Semi-Annual 11/17/22
(a)
11/17/23 CAD 129,308 (458,900) — (458,900)
3 month BA Semi-Annual 0.78% Semi-Annual 11/18/22
(a)
11/18/23 CAD 506,184 (1,829,302) — (1,829,302)
3 month BA Semi-Annual 0.89% Semi-Annual 02/06/23
(a)
02/06/24 CAD 220,000 (895,222) — (895,222)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 3,679,839 (3,896,470) — (3,896,470)
3 month BA Semi-Annual 1.37% Semi-Annual 03/01/23
(a)
03/01/24 CAD 337,620 (232,066) — (232,066)
0.75% Semi-Annual 3 month LIBOR Quarterly 03/01/23
(a)
03/01/24 USD 264,710 432,714 — 432,714
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (805,888) — (805,888)
3 month BA Semi-Annual 1.36% Semi-Annual 03/02/23
(a)
03/02/24 CAD 168,810 (142,266) — (142,266)
0.70% Semi-Annual 3 month LIBOR Quarterly 03/02/23
(a)
03/02/24 USD 132,355 276,292 — 276,292
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 202,830 517,776 — 517,776
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 3,357,701 — 3,357,701
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/11/24 USD 100,455 131,376 — 131,376
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 512,573 — 512,573
28 day MXIBTIIE Monthly 5.47% Monthly N/A 03/21/24 MXN 694,661 (13,684) — (13,684)
28 day MXIBTIIE Monthly 5.50% Monthly N/A 03/21/24 MXN 695,470 15,057 — 15,057
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/23/24 USD 200,016 338,172 — 338,172
0.51% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/24 USD 300,848 — — —
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 1,456,718 — 1,456,718
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 73,360 7,143,897 — 7,143,897
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 20,098,689 — 20,098,689
0.63% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 299,620 309,335 — 309,335
0.64% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 299,620 297,042 — 297,042
0.61% At Termination 1 day SONIA At Termination 03/11/24
(a)
03/11/25 GBP 432,510 635,519 — 635,519
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 04/14/25 USD 53,730 246,974 — 246,974
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 48,560 (910,079) — (910,079)
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,088 (135,023) — (135,023)
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,087 (136,790) — (136,790)
0.82% Semi-Annual 3 month LIBOR Quarterly N/A 09/08/25 USD 33,820 116,318 — 116,318
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 66,810 (1,637,954) — (1,637,954)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 457,060 (13,771,274) — (13,771,274)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 225,148 3,580,823 — 3,580,823
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 61,531 936,788 — 936,788
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 45,550 240,732 — 240,732
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 38,090 140,670 — 140,670
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (7,227,235) — (7,227,235)
0.90% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/26 USD 58,380 370,971 — 370,971
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/26 USD 29,200 186,991 — 186,991
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (976,329) — (976,329)
3 month LIBOR Quarterly 1.37% Semi-Annual 03/22/22
(a)
03/22/27 USD 39,169 (217,379) — (217,379)
1.35% Semi-Annual 3 month LIBOR Quarterly 03/22/22
(a)
03/22/27 USD 22,875 148,732 — 148,732
3 month LIBOR Quarterly 1.33% Semi-Annual 03/29/22
(a)
03/29/27 USD 16,520 (124,941) — (124,941)
3 month LIBOR Quarterly 1.40% Semi-Annual 03/30/22
(a)
03/30/27 USD 16,297 (74,544) — (74,544)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 4,374,905 — 4,374,905
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 7,990 336,501 — 336,501
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (2,258,815) — (2,258,815)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (2,192,715) — (2,192,715)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 7,257,516 — 7,257,516
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 8,580 448,360 — 448,360
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 81,090 2,832,015 — 2,832,015
1.27% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/28 USD 82,970 1,090,565 — 1,090,565
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (3,322,611) — (3,322,611)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (2,331,061) — (2,331,061)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (1,666,628) — (1,666,628)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.19% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/04/29 JPY 3,027,670 $ (240,796) $ — $ (240,796)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (21,902,071) — (21,902,071)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 (350,980) 2,519 (353,499)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/30 USD 37,380 100,892 — 100,892
1.31% Semi-Annual 3 month LIBOR Quarterly N/A 02/27/30 USD 20,000 621,710 — 621,710
3 month LIBOR Quarterly 0.82% Semi-Annual N/A 04/14/30 USD 28,050 (2,044,980) — (2,044,980)
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 2,264,886 — 2,264,886
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 2,180,409 — 2,180,409
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/16/30 USD 6,072 (578,372) (6,964) (571,408)
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 31,877 (3,083,895) — (3,083,895)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 31,877 3,049,368 — 3,049,368
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (4,893,883) — (4,893,883)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 4,670,507 — 4,670,507
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (3,806,715) — (3,806,715)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 3,550,373 — 3,550,373
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 11/04/30 USD 37,120 3,647,403 — 3,647,403
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 11/12/30 USD 19,130 1,347,430 — 1,347,430
1.78% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
11/15/30 USD 64,590 — — —
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 12/10/30 USD 25,517 1,913,767 — 1,913,767
0.96% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/30 USD 13,120 932,259 — 932,259
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/30 USD 18,260 1,292,309 — 1,292,309
1.04% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/31 USD 17,990 1,195,711 — 1,195,711
1.02% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/31 USD 18,010 1,229,496 — 1,229,496
1.05% Semi-Annual 3 month LIBOR Quarterly N/A 01/11/31 USD 9,690 628,947 — 628,947
1.09% Semi-Annual 3 month LIBOR Quarterly N/A 01/11/31 USD 18,110 1,123,053 — 1,123,053
1.09% Semi-Annual 3 month LIBOR Quarterly N/A 01/12/31 USD 18,240 1,121,097 — 1,121,097
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 01/13/31 USD 1,150 64,659 — 64,659
1.13% Semi-Annual 3 month LIBOR Quarterly N/A 01/13/31 USD 18,340 1,068,566 — 1,068,566
1.19% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 18,340 962,376 — 962,376
1.18% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 13,940 735,455 — 735,455
1.18% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 9,170 484,231 — 484,231
1.19% Semi-Annual 3 month LIBOR Quarterly N/A 01/14/31 USD 9,170 482,492 — 482,492
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 79,927 4,403,104 — 4,403,104
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 18,570 1,032,684 — 1,032,684
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 46,846 2,483,999 — 2,483,999
1.19% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,265 493,473 — 493,473
1.19% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,265 492,595 — 492,595
1.23% Semi-Annual 3 month LIBOR Quarterly N/A 02/08/31 USD 18,740 937,152 — 937,152
1.26% Semi-Annual 3 month LIBOR Quarterly N/A 02/09/31 USD 11,660 553,521 — 553,521
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 02/16/31 USD 77,025 (3,741,237) — (3,741,237)
1.39% Semi-Annual 3 month LIBOR Quarterly N/A 02/18/31 USD 9,455 331,680 — 331,680
1.41% Semi-Annual 3 month LIBOR Quarterly N/A 02/18/31 USD 9,455 316,013 — 316,013
3 month LIBOR Quarterly 1.46% Semi-Annual N/A 02/24/31 USD 68,286 (1,958,448) — (1,958,448)
1.51% Semi-Annual 3 month LIBOR Quarterly N/A 02/26/31 USD 19,440 481,593 — 481,593
1.59% Semi-Annual 3 month LIBOR Quarterly N/A 03/01/31 USD 19,340 329,983 — 329,983
1.64% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/31 USD 9,775 129,685 — 129,685
1.65% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/31 USD 9,775 120,896 — 120,896
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/31 USD 19,610 381,742 — 381,742
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 18,910 217,127 — 217,127
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 19,670 138,449 — 138,449
1.69% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 9,835 85,045 — 85,045
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/09/31 USD 9,835 88,767 — 88,767
2.79% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 156,257 (14,931,958) — (14,931,958)
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/16/31 USD 9,890 112,596 — 112,596
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 30,820 447,860 — 447,860
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 15,410 229,030 — 229,030
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/31 USD 9,975 99,221 — 99,221
3 month LIBOR Quarterly 2.50% Semi-Annual 03/20/26
(a)
03/20/31 USD 24,271 (112,004) — (112,004)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 24,271 $ 107,070 $ — $ 107,070
1.76% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 9,960 25,608 — 25,608
1.78% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 9,975 9,606 — 9,606
1.77% Semi-Annual 3 month LIBOR Quarterly N/A 03/22/31 USD 9,960 11,475 — 11,475
1.73% Semi-Annual 3 month LIBOR Quarterly N/A 03/24/31 USD 14,570 73,204 — 73,204
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/25/31 USD 7,710 77,899 — 77,899
3 month LIBOR Quarterly 1.68% Semi-Annual N/A 03/26/31 USD 8,450 (90,662) — (90,662)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/31 USD 18,080 151,996 — 151,996
1.80% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/31 USD 10,160 (9,102) — (9,102)
1.81% Semi-Annual 3 month LIBOR Quarterly 04/01/21
(a)
04/01/31 USD 16,650 (18,850) — (18,850)
1.78% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 10,170 — — —
1.79% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 20,150 9,266 9,263 3
1.78% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
04/06/31 USD 20,150 — — —
3 month LIBOR Quarterly 2.45% Semi-Annual 05/18/21
(a)
05/18/31 USD 11,940 699,055 — 699,055
3 month LIBOR Quarterly 1.51% Semi-Annual 08/19/21
(a)
08/19/31 USD 3,250 (115,489) — (115,489)
3 month LIBOR Quarterly 1.58% Semi-Annual 08/25/21
(a)
08/25/31 USD 95,040 (2,820,675) — (2,820,675)
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 9,175 343,875 — 343,875
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 18,350 733,888 — 733,888
1.11% Semi-Annual 3 month LIBOR Quarterly 03/08/22
(a)
03/08/32 USD 15,990 1,374,161 — 1,374,161
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 96,700 11,789,655 — 11,789,655
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 12,044,830 — 12,044,830
0.36% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/04/34 JPY 686,850 (91,921) — (91,921)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/08/34 JPY 2,063,230 (230,447) — (230,447)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 03/14/34 JPY 832,160 (87,438) — (87,438)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 2,829,921 — 2,829,921
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 1,596,750 — 1,596,750
1.98% Semi-Annual 3 month LIBOR Quarterly 10/23/24
(a)
10/23/34 USD 6,750 340,284 — 340,284
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 1,953,643 — 1,953,643
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 1,584,421 — 1,584,421
6 month JPY
LIBOR Semi-Annual
0.14%
Semi-Annual N/A 02/12/35 JPY 4,386,860 (759,397) — (759,397)
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (470,196) — (470,196)
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (470,914) — (470,914)
0.62% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 12/14/38 JPY 745,100 (289,902) — (289,902)
0.41% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 04/03/39 JPY 957,530 (51,033) — (51,033)
0.33% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/10/39 JPY 765,570 69,417 — 69,417
0.30% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/17/39 JPY 762,350 113,266 — 113,266
0.17% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 08/08/39 JPY 843,230 311,402 — 311,402
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 966,805 — 966,805
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 1,845,690 — 1,845,690
6 month JPY
LIBOR Semi-Annual
0.22%
Semi-Annual N/A 02/12/40 JPY 1,517,250 (482,085) — (482,085)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 3,368,481 — 3,368,481
0.23% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 12/22/40 JPY 286,330 97,801 — 97,801
0.72% Semi-Annual
6 month JPY
LIBOR Semi-Annual 03/21/24
(a)
03/21/44 JPY 511,110 (138,575) — (138,575)
0.20% Semi-Annual
6 month JPY
LIBOR Semi-Annual 08/28/24
(a)
08/28/44 JPY 467,030 307,568 — 307,568

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.37% Semi-Annual
6 month JPY
LIBOR Semi-Annual 01/30/25
(a)
01/30/45 JPY 846,850 $ 330,519 $ — $ 330,519
3 month LIBOR Quarterly 2.11% Semi-Annual 06/30/21
(a)
02/15/47 USD 28,220 (705,283) — (705,283)
3 month LIBOR Quarterly 2.22% Semi-Annual 06/30/21
(a)
02/15/47 USD 84,930 — — —
2.07% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 27,170 901,995 — 901,995
2.00% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 25,410 1,210,766 — 1,210,766
1.89% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 23,580 1,671,359 (27,409) 1,698,768
2.02% Semi-Annual 3 month LIBOR Quarterly 06/30/21
(a)
02/15/47 USD 27,170 1,178,834 — 1,178,834
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 6,211 — 6,211
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 666,927 — 666,927
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 546,171 — 546,171
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 (1,245,688) — (1,245,688)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (3,214,820) — (3,214,820)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (1,262,271) — (1,262,271)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 09/16/50 USD 205 54,033 902 53,131
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 11/25/50 USD 5,690 1,433,021 — 1,433,021
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 179,093 (41,138,442) — (41,138,442)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 46,358 9,907,518 — 9,907,518
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 107,193 18,663,164 — 18,663,164
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 36,654 5,743,815 — 5,743,815
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 10,214,559 — 10,214,559
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 23,362,786 — 23,362,786
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 11,698,301 — 11,698,301
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 5,704,902 — 5,704,902
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 5,658,777 — 5,658,777
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 124,653 (27,875,017) — (27,875,017)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 83,102 25,326,874 — 25,326,874
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 7,265 (562,268) — (562,268)
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 3,633 (252,243) — (252,243)
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 1,232,426 — 1,232,426
1.73% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 13,394 1,377,369 — 1,377,369
1.69% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,985 1,644,340 — 1,644,340
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,128 1,574,148 — 1,574,148
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,145 1,560,497 — 1,560,497
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 13,939 1,550,725 — 1,550,725
1.69% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,878 1,635,101 — 1,635,101
1.71% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 13,971 1,481,371 — 1,481,371
2.15% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 17,140 535,619 — 535,619
2.17% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 25,980 726,618 — 726,618
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 2,489,689 — 2,489,689
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 2,396,522 — 2,396,522
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 1,921,372 — 1,921,372
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 3,087,367 — 3,087,367
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 (310,734) — (310,734)
$ 106,533,681 $ (21,689) $ 106,555,370
(a)
Forward swap.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/25 GBP 32,865 $ (641,533) $ — $ (641,533)
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/25 GBP 124,720 1,326,764 — 1,326,764
1 month USCPI At Termination 2.55% At Termination 03/18/26 USD 52,900 47,820 — 47,820
1 month USCPI At Termination 2.55% At Termination 03/18/26 USD 26,450 29,177 — 29,177
1 month USCPI At Termination 2.52% At Termination 04/06/26 USD 101,218 – — —
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 32,865 (68,562) — (68,562)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 5,890 (224,559) — (224,559)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 12,753 (542,642) — (542,642)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 (171,855) — (171,855)
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 124,720 (4,222,957) — (4,222,957)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 15,300 (292,556) — (292,556)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (68,823) — (68,823)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (66,936) — (66,936)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 8,925 (130,568) — (130,568)
1 month USCPI At Termination 2.35% At Termination 03/11/31 USD 3,640 (57,390) — (57,390)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 13,100 (68,567) — (68,567)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 26,210 (110,656) — (110,656)
1 month USCPI At Termination 2.44% At Termination 03/25/31 USD 6,550 (35,312) — (35,312)
1 month USCPI At Termination 2.51% At Termination 03/30/31 USD 14,980 18,926 — 18,926
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 02/15/41 GBP 8,830 (998,980) — (998,980)
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 03/15/41 GBP 3,125 (25,826) — (25,826)
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 03/15/41 GBP 1,563 (14,631) — (14,631)
$ (6,319,666) $ — $ (6,319,666)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France Holding SA ..... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 20,330 $ (282,613) $ (193,335) $ (89,278)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,070 (28,776) (13,209) (15,567)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 06/20/21 EUR 2,000 (20,870) 4,723 (25,593)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 900 (9,392) 5,100 (14,492)
Delta Air Lines, Inc. ........ 5.00 Quarterly BNP Paribas SA 06/20/21 USD 1,000 (10,608) 21,945 (32,553)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 769,231 (17,006) (6,920) (10,086)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 1,230,769 (27,209) (10,454) (16,755)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Barclays Bank plc 06/20/21 JPY 461,538 (10,203) (4,109) (6,094)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (8,503) (3,654) (4,849)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (8,503) (4,429) (4,074)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 769,231 (17,006) (7,307) (9,699)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,700 16,651 103,490 (86,839)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 3,090 (91,907) 59,506 (151,413)
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 4,070 (121,056) (7,113) (113,943)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,120 (11,237) 62,747 (73,984)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,260 (40,536) 13,974 (54,510)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,360 (24,393) 55,658 (80,051)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 03/20/22 EUR 2,200 $ (41,134) $ (29,736) $ (11,398)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (108,938) (22,983) (85,955)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 2,250 (117,852) 77,344 (195,196)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (245,411) (201,197) (44,214)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,500 (3,174) 32,395 (35,569)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 1,000 (2,116) 18,392 (20,508)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 (35,578) 79,561 (115,139)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (52,813) 130,869 (183,682)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 (49,018) 165,680 (214,698)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 (43,363) (5,910) (37,453)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 3,610 (70,197) (68,627) (1,570)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (43,752) 12,808 (56,560)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 1,380 (49,498) 21,562 (71,060)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 2,200 (129,049) (94,680) (34,369)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 10,800 (633,514) 180,804 (814,318)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/22 EUR 1,352 26,560 56,349 (29,789)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,190 (35,686) 47,294 (82,980)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (22,324) 48,938 (71,262)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,230 (227,406) (139,192) (88,214)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 1,320 (109,598) (22,895) (86,703)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,700 (224,178) 56,953 (281,131)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 4,510 137,877 273,195 (135,318)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (134,647) (110,610) (24,037)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (141,882) (110,847) (31,035)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (92,223) (76,011) (16,212)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,310 (37,788) (19,963) (17,825)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (596,308) (261,319) (334,989)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (197,438) (15,265) (182,173)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (101,658) 79,020 (180,678)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (208,491) (97,559) (110,932)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (230,122) (102,544) (127,578)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (230,122) (95,027) (135,095)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 (92,124) 65,422 (157,546)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 12,664 36,730 (24,066)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (202,513) (18,846) (183,667)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (224,290) (63,994) (160,296)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (191,421) (21,549) (169,872)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (224,290) (63,994) (160,296)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (227,144) (64,865) (162,279)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (81,560) (8,883) (72,677)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (157,710) 93,724 (251,434)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (304,896) 184,949 (489,845)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (27,483) (70,710) 43,227
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (68,562) (104,420) 35,858
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (228,137) (148,363) (79,774)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 (1,468) (4,062) 2,594
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (1,720) (11,029) 9,309
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (63,651) 120,104 (183,755)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (35,153) 66,331 (101,484)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 3,229 51,699 (48,470)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 (62,968) (13,867) (49,101)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 480,229 3,396,711 (2,916,482)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (764,730) (642,368) (122,362)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Italy ........... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 $ (674,002) $ 613,342 $ (1,287,344)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 54,751 17,465 37,286
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,130 (876,373) (670,650) (205,723)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (1,154,351) (950,302) (204,049)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 EUR 2,800 36,573 102,435 (65,862)
UniCredit SpA ............ 5.00 Quarterly Citibank NA 12/20/24 EUR 4,200 (685,715) (498,796) (186,919)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 72,533 254,866 (182,333)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (155,072) (79,972) (75,100)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (232,608) (119,939) (112,669)
Altice France SA .......... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,477 (437,914) (454,959) 17,045
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (461,933) 458,827 (920,760)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (71,600) (37,953) (33,647)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 4,860 (154,656) (80,046) (74,610)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (216,391) (123,282) (93,109)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (159,111) (61,366) (97,745)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 900 (161,188) (137,992) (23,196)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,370 (58,483) 224,344 (282,827)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 (25,767) 248,614 (274,381)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 (11,049) 106,456 (117,505)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 105,603 204,977 (99,374)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (329,401) 1,090,815 (1,420,216)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (29,509) 43,347 (72,856)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 (30,716) 56,366 (87,082)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (50,137) 259,829 (309,966)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (13,875) 108,336 (122,211)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (11,776) 69,950 (81,726)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (50,137) 304,370 (354,507)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (31,958) 79,396 (111,354)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (33,438) 77,577 (111,015)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (44,387) 188,523 (232,910)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (33,438) 72,192 (105,630)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (31,958) 79,396 (111,354)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 4,467 (994,612) (760,483) (234,129)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 5,570 (1,240,297) (919,670) (320,627)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,300 (512,151) (408,807) (103,344)
Telefonica Emisiones SA ..... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 4,450 (97,758) (29,132) (68,626)
Telefonica Emisiones SA ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,300 (94,463) 101,394 (195,857)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 9,672 26,426 (16,754)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 29,015 99,092 (70,077)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 73,049 296,504 (223,455)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 2,219 (425,262) (437,990) 12,728
AT&T, Inc. ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 7,476 (130,755) (93,208) (37,547)
AT&T, Inc. ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 7,524 (131,608) (90,235) (41,373)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 920 (94,247) 33,800 (128,047)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 920 (94,247) 38,025 (132,272)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 1,380 (141,370) 47,532 (188,902)
Avnet, Inc. .............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,705 (39,128) (34,016) (5,112)
Avnet, Inc. .............. 1.00 Quarterly Citibank NA 12/20/25 USD 3,705 (39,128) (20,340) (18,788)
Avnet, Inc. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 7,590 (80,156) (38,145) (42,011)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (123,557) (9,280) (114,277)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 8,990 (177,548) (34,816) (142,732)
Cardinal Health, Inc. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (239,477) (232,328) (7,149)
Electricite de France SA ..... 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,351 (40,670) (41,873) 1,203
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,053 (122,011) (125,878) 3,867
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,251 (67,764) (69,718) 1,954
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 11,290 (2,413,971) (1,895,137) (518,834)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,080 (658,550) (626,142) (32,408)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,720 (13,910) 78,321 (92,231)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 4,520 (1,066,648) (1,028,320) (38,328)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,635 30,676 131,257 (100,581)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (226,970) 372,294 (599,264)
INEOS Group Holdings SA ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,260 (294,734) (267,149) (27,585)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intesa Sanpaolo SpA ....... 1.00 % Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 5,530 $ 146,065 $ 265,037 $ (118,972)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,240 (1,593,886) (1,249,293) (344,593)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,250 (31,962) (14,784) (17,178)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,250 (31,962) (14,874) (17,088)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (31,394) 18,133 (49,527)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (31,394) 20,554 (51,948)
Lloyds Banking Group plc .... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,420 (58,273) 10,192 (68,465)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,205 111,386 207,455 (96,069)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 6,615 334,157 591,858 (257,701)
Marks & Spencer plc ....... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 902 45,543 87,750 (42,207)
McKesson Corp. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (282,332) (256,132) (26,200)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (103,987) (58,114) (45,873)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (103,987) (73,456) (30,531)
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,520 (7,872) 180,652 (188,524)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (34,536) 114,874 (149,410)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,790 (33,176) 109,163 (142,339)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 166,432 252,148 (85,716)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,575 90,224 163,776 (73,552)
Auchan Holding SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 8,850 (70,808) (30,336) (40,472)
Cellnex Telecom SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 4,500 (963,615) (931,044) (32,571)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 9,680 (2,072,843) (2,003,970) (68,873)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 9,040 (96,508) (50,431) (46,077)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/26 USD 149,008 8,903,716 8,580,739 322,977
JP Morgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 06/20/26 EUR 4,520 220,487 232,255 (11,768)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 20,070 (573,059) (553,645) (19,414)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/26 EUR 21,250 (116,379) (12,981) (103,398)
Nokia OYJ .............. 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 13,340 (2,998,346) (2,970,372) (27,974)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 5,684 307,527 367,299 (59,772)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,106 168,046 200,708 (32,662)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 29,110 (529,932) (509,018) (20,914)
Republic of Chile .......... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 21,986 (464,824) (457,419) (7,405)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 167,574 2,855,361 2,665,942 189,419
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 105,014 (605,459) (605,003) (456)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 39,301 2,550,853 2,780,835 (229,982)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 300,824 19,525,373 21,285,764 (1,760,391)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 23,627 1,533,526 1,671,787 (138,261)
Republic of South Africa ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 5,500 356,984 336,646 20,338
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 78,630 (2,219,488) (2,121,300) (98,188)
Russian Federation ........ 1.00 Quarterly Citibank NA 06/20/26 USD 70,359 379,799 308,660 71,139
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/26 EUR 9,070 (49,908) (27,539) (22,369)
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 15,410 (6,040) 116,972 (123,012)
UniCredit SpA ............ 1.00 Quarterly Citibank NA 06/20/26 EUR 11,070 104,002 140,644 (36,642)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 3,825 26,094 9,597 16,497
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20,015 136,540 120,349 16,191
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 151,682 1,034,756 998,370 36,386
Volkswagen International
Finance NV ........... 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 8,300 (191,188) (172,160) (19,028)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 33,959 135,330 (101,371)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,068 (117,599) 148,074 (265,673)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,669 (94,215) 120,207 (214,422)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,819 (76,191) 103,310 (179,501)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,149 (79,406) 99,984 (179,390)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,759 (65,863) 82,931 (148,794)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,999 (68,201) 103,079 (171,280)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 534,790 161,071 373,719
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 183,827 90,500 93,327
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 156,044 76,823 79,221
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 15,278 (66,739) (11,548) (55,191)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 6,601 (28,834) (972) (27,862)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,440 657,308 219,953 437,355

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.14.BBB- ........ 3.00 % Monthly Goldman Sachs International 12/16/72 USD 2,400 $ 114,281 $ 122,076 $ (7,795)
$ – $ – $ –
$ 4,173,105 $ 29,347,382 $ (25,174,277)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 3,890 $ 574,788 $ 491,498 $ 83,290
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 480,874 (1,613,706) 2,094,580
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 29,675 436,381 (1,464,396) 1,900,777
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 21,325 313,588 (1,052,331) 1,365,919
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BBB- USD 3,800 633,764 624,685 9,079
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 BBB- USD 4,910 818,890 748,402 70,488
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 3,735 622,924 613,039 9,885
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 1,525 254,340 250,304 4,036
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 3,875 595,074 517,034 78,040
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 2,920 448,417 358,375 90,042
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 4,910 754,016 692,873 61,143
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,860 746,338 637,684 108,654
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,080 626,555 585,555 41,000
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/24 B EUR 1,070 80,209 (14,191) 94,400
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 1,024,881 28,413 996,468
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 670 108,047 14,295 93,752
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 346,718 (19,546) 366,264
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 3,790 229,051 40,242 188,809
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 970 94,881 94,620 261
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 80 7,825 7,804 21
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,200 215,195 241,399 (26,204)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 224,977 252,371 (27,394)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 370,722 363,235 7,487
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,160 309,098 328,466 (19,368)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 4,510 441,150 451,280 (10,130)
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,275 103,619 (125,557) 229,176
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 59,912 (54,803) 114,715
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 3,740 73,466 33,906 39,560

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,820 $ 75,038 $ 23,536 $ 51,502
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 2,865 483,782 461,361 22,421
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,360 38,016 17,492 20,524
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 3,235 52,110 22,626 29,484
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,275 36,646 14,035 22,611
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,225 182,424 149,588 32,836
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,389 206,903 169,549 37,354
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,450 364,849 321,263 43,586
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,316 344,838 267,604 77,234
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 545,555 (623,863) 1,169,418
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 930 (66,547) (141,100) 74,553
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 2,040 (145,937) (309,429) 163,492
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,400 418,139 332,255 85,884
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,033 180,032 163,908 16,124
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 383,294 347,819 35,475
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,850 496,540 438,130 58,410
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 2,230 (130,726) (330,554) 199,828
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 1,240 (72,691) (90,933) 18,242
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 517,337 497,916 19,421
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 28,734 (6,116) 34,850
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 3,450 33,044 (27,958) 61,002
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,370 22,700 15,596 7,104
Yum! Brands, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 06/20/25 NR USD 2,655 25,430 (10,810) 36,240
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,160 465,704 426,075 39,629
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 4,410 749,121 731,519 17,602
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 3,200 543,580 520,280 23,300
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 1,298 110,027 123,735 (13,708)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 902 76,404 83,435 (7,031)
Altice France SA ...... 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 1,320 111,858 119,975 (8,117)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 2,260 191,515 130,981 60,534
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 4,290 363,539 345,097 18,442
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,800 237,275 213,041 24,234
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 3,327 281,934 260,266 21,668
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 4,410 373,708 392,772 (19,064)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,899 245,664 220,574 25,090
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/25 BBB USD 5,350 93,576 69,074 24,502
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 3,500 61,218 16,000 45,218
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 3,114 534,969 546,906 (11,937)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 1,868 320,981 327,933 (6,952)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,868 $ 320,981 $ 330,714 $ (9,733)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 3,000 515,445 503,869 11,576
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 2,640 134,112 97,826 36,286
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,820 143,257 139,200 4,057
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,105 (12,914) (51,578) 38,664
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,105 (12,914) (58,462) 45,548
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 1,040 121,179 123,082 (1,903)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 2,268 264,238 234,608 29,630
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 2,217 258,347 273,786 (15,439)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 1,348 157,067 125,707 31,360
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 907 105,682 103,984 1,698
Intrum AB ........... 5.00 Quarterly Bank of America NA 12/20/25 BB EUR 2,200 191,021 156,245 34,776
Intrum AB ........... 5.00 Quarterly Citibank NA 12/20/25 BB EUR 2,250 195,362 62,312 133,050
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 906 78,641 89,232 (10,591)
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 1,304 113,248 128,500 (15,252)
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BB+ USD 6,338 85,379 (2,888) 88,267
Loxam SAS ......... 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ EUR 2,210 55,625 28,132 27,493
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 12/20/25 CCC+ EUR 1,310 32,972 1,997 30,975
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 890 22,401 6,753 15,648
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 880 22,149 (5,336) 27,485
Loxam SAS ......... 5.00 Quarterly
Goldman Sachs
International 12/20/25 CCC+ EUR 2,220 55,877 (16,806) 72,683
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,050 642,635 559,881 82,754
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 764 (77,330) (135,406) 58,076
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 556 (56,193) (99,787) 43,594
Novafives SAS ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 3,100 (313,578) (480,832) 167,254
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,150 489,344 523,175 (33,831)
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,850 598,087 621,266 (23,179)
Picard Bondco SA ..... 5.00 Quarterly BNP Paribas SA 12/20/25 CCC+ EUR 2,200 305,988 255,713 50,275
Picard Bondco SA ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ EUR 446 62,032 42,889 19,143
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 4,400 (313,163) (295,111) (18,052)
thyssenkrupp AG ...... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB- EUR 2,220 (158,005) (171,835) 13,830
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 3,135 555,085 568,134 (13,049)
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 12/20/25 BB USD 3,775 668,485 674,003 (5,518)
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,881 333,051 332,081 970
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB USD 3,135 555,085 558,222 (3,137)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Group BV ...... 5.00 % Quarterly
Goldman Sachs
International 12/20/25 B EUR 1,357 $ 119,757 $ 129,923 $ (10,166)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/25 B EUR 664 58,559 60,958 (2,399)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/25 B EUR 2,379 209,975 227,799 (17,824)
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 2,200 323,313 312,248 11,065
Virgin Media Finance plc . 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 2,200 294,724 279,045 15,679
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 4,440 594,806 558,804 36,002
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 4,420 592,126 515,789 76,337
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 8,038 7,551 487
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 131,286 123,340 7,946
Vue International Bidco plc 5.00 Quarterly Citibank NA 12/20/25 NR EUR 898 (55,803) (58,828) 3,025
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 2,300 10,862 (20,746) 31,608
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 2,250 331,963 317,694 14,269
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,100 752,449 685,818 66,631
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 4,530 668,352 622,830 45,522
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,260 333,438 301,098 32,340
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB- USD 3,755 829,590 810,193 19,397
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 (5,225) (42,669) 37,444
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 5,465 99,853 99,801 52
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 5,465 96,483 96,432 51
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 8,200 (81,897) (101,066) 19,169
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- USD 2,245 (22,422) (27,661) 5,239
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/26 BB- USD 3,500 678,365 653,605 24,760
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 590 65,622 65,351 271
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 30 3,337 3,323 14
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 1,690 187,968 189,987 (2,019)
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB EUR 1,126 90,257 85,442 4,815
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 4,205 45,898 38,015 7,883
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 30,016 24,851 5,165
Loxam SAS ......... 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 1,690 4,166 (13,440) 17,606
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,690 220,355 210,743 9,612
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 2,900 467,990 430,945 37,045
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 443,784 408,748 35,036
Petroleos Mexicanos ... 1.00 Quarterly Citibank NA 06/20/26 BBB USD 3,825 (564,426) (528,615) (35,811)
Petroleos Mexicanos ... 1.00 Quarterly
Goldman Sachs
International 06/20/26 BBB USD 20,015 (2,953,459) (2,751,546) (201,913)
Telecom Italia SpA ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 2,820 (149,592) (155,766) 6,174
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB USD 9,060 1,728,012 1,680,181 47,831
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB USD 2,000 381,460 375,363 6,097
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,410 208,511 208,214 297

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UPC Holding BV ...... 5.00 % Quarterly Barclays Bank plc 06/20/26 B EUR 1,410 $ 208,511 $ 208,214 $ 297
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 2,820 417,022 418,141 (1,119)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 3,030 398,616 382,927 15,689
Yum! Brands, Inc. ..... 1.00 Quarterly Citibank NA 06/20/26 BB- USD 2,675 164 (13,273) 13,437
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,690 249,507 242,529 6,978
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 2,190 151,639 37,188 114,451
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/27 B EUR 1,083 71,362 (57,841) 129,203
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 2,250 302,365 272,694 29,671
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (33,959) (158,815) 124,856
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (822,829) (17,814) (805,015)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 685 (75,222) (69,042) (6,180)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (817,009) (21,315) (795,694)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 2,400 (263,551) (260,950) (2,601)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 4,519 (496,245) (486,782) (9,463)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,788 (415,972) (354,313) (61,659)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (149,346) (302,748) 153,402
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (183,827) (165,769) (18,058)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (105,421) (110,387) 4,966
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (179,544) (426,537) 246,993
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (817,009) (20,102) (796,907)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (2,406,004) (34,409) (2,371,595)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (263,551) 2,472 (266,023)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (3,317,781) (86,729) (3,231,052)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (33,710) (21,772) (11,938)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 2,440 (657,308) (181,985) (475,323)
$ 22,854,350 $ 19,081,134 $ 3,773,216
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 5,230 $ (83,367) $ — $ (83,367)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 587,354 — 587,354

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 $ 2,585,042 $ — $ 2,585,042
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 942,949 — 942,949
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 846,390 — 846,390
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 666,910 — 666,910
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 3,146,771 — 3,146,771
1 day MIBOR At Termination 4.64% At Termination Bank of America NA 03/16/22
(a)
03/16/23 INR 10,124,524 (108,714) — (108,714)
1 day MIBOR At Termination 4.63% At Termination Citibank NA 03/16/22
(a)
03/16/23 INR 7,324,124 (86,948) — (86,948)
3 month
CD_KSDA Quarterly
1.30%
Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/23 KRW 326,916,030 119,017 — 119,017
1 day MIBOR At Termination 4.62% At Termination Nomura International plc 03/16/22
(a)
03/16/23 INR 11,417,016 (154,233) — (154,233)
1 day MIBOR At Termination 4.64% At Termination Nomura International plc 03/16/22
(a)
03/16/23 INR 14,217,416 (163,408) — (163,408)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/21
(a)
04/01/23 CLP 71,269,343 169,690 — 169,690
1 day MIBOR Semi-Annual 4.46% Semi-Annual Bank of America NA 06/16/21
(a)
06/16/23 INR 8,518,710 109,584 — 109,584
1 day MIBOR Semi-Annual 4.48% Semi-Annual Bank of America NA 06/16/21
(a)
06/16/23 INR 3,310,050 57,942 — 57,942
6 month
THBFIX Semi-Annual
0.78%
Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/23 THB 3,458,760 104,237 — 104,237
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 (79,622) — (79,622)
1.30% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 701,430 (14,101) — (14,101)
6 month
THBFIX Semi-Annual
1.27%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 THB 944,980 (16,997) — (16,997)
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (1,819,471) — (1,819,471)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 (3,689,412) — (3,689,412)
6 month
THBFIX Semi-Annual
1.89%
Semi-Annual Bank of America NA 09/15/21
(a)
09/15/31 THB 377,660 69,444 — 69,444
$ 3,189,057 $ — $ 3,189,057
(a)
Forward swap.
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.60)% At Termination Citibank NA 04/15/21 USD 131,850 $ (2,790,362) $ — $ (2,790,362)
0.27% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 131,850 4,767,683 — 4,767,683
– $ – $ –
$ 1,977,321 $ — $ 1,977,321
– – –

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $ 44,523 of net dividends and financing fees.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Diamondback Energy,
Inc. ........... At Termination 3 month LIBOR
At
Termination Credit Suisse International 06/09/21 USD 13 $ 131,038 $ — $ 131,038
Diamondback Energy,
Inc. ........... Quarterly 3 month LIBOR
At
Termination Credit Suisse International 06/09/21 USD 3 21,230 — 21,230
1 month LIBOR plus
0.39% ......... Monthly
iShares JP Morgan
USD Emerging
Markets Bond ETF Monthly Citibank NA 06/11/21 USD 1,715 (1,773,676) — (1,773,676)
Nordstrom, Inc. ..... Quarterly
3 month LIBOR
minus 0.40% Quarterly BNP Paribas SA 06/11/21 USD 109 (51,774) — (51,774)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 06/20/21 USD 71,982 (244,727) (33,797) (210,930)
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 34 (168,856) — (168,856)
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 09/09/21 USD 15,255 79,633 — 79,633
ConocoPhillips ..... Quarterly
3 month LIBOR
minus 0.30% Quarterly Credit Suisse International 10/18/21 USD 97 (720,994) — (720,994)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 34 66,091 — 66,091
3 month LIBOR plus
0.10% ......... Quarterly GSCBBL8X Index Quarterly
Goldman Sachs
International 02/22/22 USD 8,786 (1,583,447) — (1,583,447)
$ (4,245,482) $ (33,797) $ (4,211,685)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 40,267,360 $ 1,455,077
(c)
$ 41,677,914 0.1%
(b)
Range: 20-28 basis points
Benchmarks: Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
GBP 1 Week
JPY 1 Week
Stockholm Interbank Offer Rate 1 week
USD Overnight Bank Funding Rate

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of March 31, 2021, expiration date 02/15/2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 117,054 $ 4,744,774 11.4%
Brazil
Oi SA, ADR ............. 1,594,535 2,646,928 6.4
Finland
Nordea Bank Abp ......... 127,241 1,254,628 3.0
France
Electricite de France SA ..... 411,545 5,520,557 13.2
Germany
Deutsche Bank AG (Registered) 94,660 1,132,228 2.7
Italy
Telecom Italia SpA ........ 10,941,219 6,245,475 15.0
Portugal
NOS SGPS SA ........... 705,120 2,566,680 6.2
Spain
Cellnex Telecom SA ....... 94,079 5,423,486 13.0
Switzerland
Credit Suisse Group AG, Class A 108,300 1,145,745 2.7
Shares Value
% of Basket
Value
United Kingdom
Arrow Global Group plc ..... 1,462,365 $ 6,148,850 14.8%
HSBC Holdings plc ........ 579,522 3,377,846 8.1
Liberty Global plc, Class A ... 159,309 4,087,869 9.8
13,614,565
United States
Avantor, Inc. ............. 83,916 2,427,690 5.8
Coty, Inc., Class A ......... 138,986 1,252,264 3.0
Southwest Airlines Co. ...... 10,000 610,600 1.5
4,290,554
Total Reference Entity — Long ............ 48,585,620
Reference Entity — Short
Austria
ams AG ................ (104,470) (2,080,075) (5.0)
France
TOTAL SE .............. (21,553) (1,004,796) (2.4)
Japan
SoftBank Group Corp. ...... (9,384) (798,932) (1.9)
United Kingdom
BP plc ................. (123,610) (502,098) (1.2)
United States
CommScope Holding Co., Inc. (164,180) (2,521,805) (6.1)
Total Reference Entity — Short ............ (6,907,706)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 41,677,914
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.50
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.14
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month LIBOR ....................................... London Interbank Offered Rate 0.11
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
3 month NIBOR ....................................... Norwegian Interbank Offered Rate 0.38
6 month BBR ........................................ Australian Bank Bill Rate 0.09
6 month CHF LIBOR ................................... London Interbank Offered Rate (0.71)
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
6 month JPY LIBOR .................................... London Interbank Offered Rate (0.44)
6 month NIBOR ....................................... Nigerian Interbank Offered rate 0.43
6 month SOR ........................................ Singapore Interbank Offered Rate 0.34
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.35

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NIBOR Norwegian Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing
VRDN Variable Rate Demand Notes

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Canada ............................................. $ — $ 10,849,333 $ 11,804,727 $ 22,654,060
Cayman Islands ........................................ — 1,645,314,082 82,140,304 1,727,454,386
France .............................................. — 4,664,382 — 4,664,382
Germany ............................................ — 450,707 — 450,707
Ireland .............................................. — 248,237,721 32,090,491 280,328,212
Italy ................................................ — 265,013 — 265,013
Luxembourg .......................................... — 9,535,396 — 9,535,396
Netherlands ........................................... — 13,950,209 — 13,950,209
Portugal ............................................. — 18,151,800 — 18,151,800
Spain ............................................... — 1,880,220 — 1,880,220
United Kingdom ........................................ — 66,067,177 — 66,067,177
United States .......................................... — 2,096,615,650 301,191,888 2,397,807,538
Common Stocks:
Brazil ............................................... 1,750,262 — — 1,750,262
Canada ............................................. 8,008,962 — — 8,008,962
China ............................................... 208,884 — — 208,884
France .............................................. — 36,394,327 — 36,394,327
Germany ............................................ — 77,021,382 — 77,021,382
Ireland .............................................. — 22,230,834 — 22,230,834
Israel ............................................... 265,460 — — 265,460
Italy ................................................ — 63,157,808 — 63,157,808
Luxembourg .......................................... 5,078,594 18,179,102 — 23,257,696
Netherlands ........................................... 2,333,484 12,487,980 — 14,821,464
Poland .............................................. 7,432,468 — — 7,432,468
Sweden ............................................. — 27,135,765 — 27,135,765
Switzerland ........................................... — 8,382,836 — 8,382,836

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ 16,303,715 $ — $ — $ 16,303,715
United Kingdom ........................................ 77,959,261 51,230,077 59,898 129,249,236
United States .......................................... 1,231,480,581 35,726,370 524,447 1,267,731,398
Corporate Bonds
Argentina ............................................ — 47,017,547 — 47,017,547
Australia ............................................. — 63,165,827 — 63,165,827
Austria .............................................. — 62,719,137 — 62,719,137
Bahrain ............................................. — 15,425,713 — 15,425,713
Belgium ............................................. — 63,544,698 — 63,544,698
Brazil ............................................... — 305,761,639 — 305,761,639
Canada ............................................. — 82,842,836 34,117,735 116,960,571
Cayman Islands ........................................ — 10,006,687 — 10,006,687
Chile ............................................... — 76,612,999 — 76,612,999
China ............................................... — 751,941,979 — 751,941,979
Colombia ............................................ — 80,638,395 — 80,638,395
Congo, Democratic Republic of the ........................... — 14,450,879 — 14,450,879
Cyprus .............................................. — 16,025,217 — 16,025,217
Denmark ............................................. — 6,041,340 — 6,041,340
Dominican Republic ..................................... — 6,749,058 — 6,749,058
Finland .............................................. — 2,244,167 — 2,244,167
France .............................................. — 418,441,862 — 418,441,862
Germany ............................................ — 493,342,587 — 493,342,587
Ghana .............................................. — 400,827 — 400,827
Greece .............................................. — 2,627,663 — 2,627,663
Guatemala ........................................... — 22,848,666 — 22,848,666
Guernsey ............................................ — 1,100,277 — 1,100,277
Hong Kong ........................................... — 68,112,473 — 68,112,473
India ............................................... — 113,971,143 — 113,971,143
Indonesia ............................................ — 48,017,201 — 48,017,201
Ireland .............................................. — 80,821,784 — 80,821,784
Israel ............................................... — 47,354,454 — 47,354,454
Italy ................................................ — 314,858,869 — 314,858,869
Jamaica ............................................. — 12,205,649 1,836,813 14,042,462
Japan ............................................... — 201,130,546 — 201,130,546
Jersey .............................................. — 27,013,416 — 27,013,416
Kazakhstan ........................................... — 4,723,453 — 4,723,453
Kuwait .............................................. — 90,739,744 — 90,739,744
Luxembourg .......................................... — 197,314,393 — 197,314,393
Macau .............................................. — 25,153,237 — 25,153,237
Malaysia ............................................. — 34,925,475 — 34,925,475
Mauritius ............................................. — 4,268,666 — 4,268,666
Mexico .............................................. — 212,338,980 — 212,338,980
Morocco ............................................. — 2,745,610 — 2,745,610
Netherlands ........................................... — 237,566,682 — 237,566,682
Oman ............................................... — 6,993,319 — 6,993,319
Panama ............................................. — 11,753,179 — 11,753,179
Peru ................................................ — 31,833,552 — 31,833,552
Philippines ........................................... — 8,075,526 — 8,075,526
Portugal ............................................. — 8,026,156 — 8,026,156
Russia .............................................. — 1,151,335 — 1,151,335
Saudi Arabia .......................................... — 11,439,398 — 11,439,398
Singapore ............................................ — 52,668,357 — 52,668,357
South Africa ........................................... — 68,712,975 — 68,712,975
South Korea .......................................... — 49,092,082 — 49,092,082
Spain ............................................... — 350,778,041 — 350,778,041
Sweden ............................................. — 101,496,040 — 101,496,040
Switzerland ........................................... — 123,064,605 — 123,064,605
Tanzania, United Republic of ............................... — 5,314,600 — 5,314,600
Thailand ............................................. — 51,932,832 — 51,932,832
Turkey .............................................. — 5,485,562 — 5,485,562
Ukraine ............................................. — 10,531,902 — 10,531,902
United Arab Emirates .................................... — 152,124,752 — 152,124,752
United Kingdom ........................................ — 882,572,490 — 882,572,490
United States .......................................... — 3,695,814,080 132,901,374 3,828,715,454
Vietnam ............................................. — 5,335,646 — 5,335,646
Floating Rate Loan Interests:

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Canada ............................................. $ — $ 39,045,706 $ 2,553,187 $ 41,598,893
Denmark ............................................. — 5,433,982 — 5,433,982
France .............................................. — 27,042,018 — 27,042,018
Germany ............................................ — 12,505,745 42,956,055 55,461,800
Ireland .............................................. — 701,922 — 701,922
Luxembourg .......................................... — 52,584,553 — 52,584,553
Mexico .............................................. — — 3,129,600 3,129,600
Netherlands ........................................... — 35,905,444 — 35,905,444
Norway .............................................. — 2,347,347 — 2,347,347
Spain ............................................... — 16,769,896 — 16,769,896
Sweden ............................................. — 20,348,547 — 20,348,547
United Kingdom ........................................ — 56,453,095 26,634 56,479,729
United States .......................................... — 931,401,733 302,958,231 1,234,359,964
Foreign Agency Obligations ................................. — 824,536,983 — 824,536,983
Foreign Government Obligations .............................. — 3,950,264,535 — 3,950,264,535
Investment Companies .................................... 2,597,704,630 — — 2,597,704,630
Municipal Bonds ......................................... — 654,419,434 — 654,419,434
Non-Agency Mortgage-Backed Securities:
Cayman Islands ........................................ — 14,006,412 20,604,836 34,611,248
Ireland .............................................. — 21,793,690 — 21,793,690
Italy ................................................ — 1,640,704 — 1,640,704
Netherlands ........................................... — 10,163,599 — 10,163,599
United Kingdom ........................................ — 107,893,535 — 107,893,535
United States .......................................... — 2,182,029,782 116,486,329 2,298,516,111
Preferred Securities:
China ............................................... — — 39,443,222 39,443,222
Germany ............................................ — — 11,423,455 11,423,455
Jersey .............................................. — — 8,964,912 8,964,912
Spain ............................................... — 525,369 — 525,369
United Kingdom ........................................ — 4,869,500 7,271,184 12,140,684
United States .......................................... 39,698,041 102,020,484 83,393,668 225,112,193
U.S. Government Sponsored Agency Securities .................... — 12,937,081,307 — 12,937,081,307
U.S. Treasury Obligations ................................... — 2,986,573,809 — 2,986,573,809
Warrants .............................................. 6,530,808 2,544,700 1,587,812 10,663,320
Short-Term Securities:
Borrowed Bond Agreements ................................. — 358,147,487 — 358,147,487
Money Market Funds ...................................... 6,082,374,944 — — 6,082,374,944
Options Purchased:
Credit contracts .......................................... — 1,471,006 — 1,471,006
Equity contracts .......................................... 84,739,974 36,100,080 — 120,840,054
Foreign currency exchange contracts ........................... — 37,978,751 — 37,978,751
Interest rate contracts ...................................... 14,734,698 239,230,620 — 253,965,318
Liabilities:
Investments:
Borrowed Bonds ......................................... — (354,792,916) — (354,792,916)
TBA Sale Commitments .................................... — (13,410,937,170) — (13,410,937,170)
Investments Sold Short .................................... — (4,717,298) — (4,717,298)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (12,503) (12,503)
Subtotal ....................................................
$ 10,176,604,766 $ 26,272,720,766 $ 1,237,454,299 $ 37,686,779,831
Investments Valued at NAV
(b)
...................................... 236,059,095
$ —
Total Investments .............................................. $ 37,922,838,926
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 17,656,731 $ — $ 17,656,731
Equity contracts ........................................... 3,835,715 1,753,069 — 5,588,784
Foreign currency exchange contracts ............................ 2,196,199 129,503,000 — 131,699,199
Interest rate contracts ....................................... 69,820,049 333,045,025 — 402,865,074
Other contracts ........................................... — 6,190,370 — 6,190,370
Liabilities:
Credit contracts ........................................... — (46,473,919) — (46,473,919)
Equity contracts ........................................... (62,716,041) (4,480,362) — (67,196,403)
Foreign currency exchange contracts ............................ — (47,145,249) — (47,145,249)
Interest rate contracts ....................................... (20,920,742) (489,310,198) — (510,230,940)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (10,532,715) $ — $ (10,532,715)
$ (7,784,820) $ (109,794,248) $ — $ (117,579,068)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31, 2020 $ 365,339,084 $ 84,412,431 $ 155,637,040 $ 350,724,042 $ 40,352,808 $ 367,322 $ 70,808,699 $ (8,595) $ 1,221,867 $ 1,068,854,698
Transfers into level 3 ............. 31,329,223 — 1,644,580 23,075,100 — — — — — 56,048,903
Transfers out of level 3 ............ (11,066,024) — — (19,567,401) — — — — — (30,633,425)
Other
(a)
...................... — (14,988,763) — 14,988,763 — —
Accrued discounts/premiums ......... 174,629 — 191,423 100,862 74,217 — — — — 541,131
Net realized gain (loss) ............ 31,390 (145,098) 1,118,705 (214,170) 60,555 (367,322) — — — 484,060
Net change in unrealized appreciation
(depreciation)
(b)
............... (4,105,363) (48,860,175) (1,090,114) (21,649,926) 46,794 — 25,606,736 (3,908) (272,651) (50,328,607)
Purchases ..................... 58,658,545 20,245,671 34,602,189 65,920,581 98,234,000 — 39,092,243 — 638,596 317,391,825
Sales ........................ (13,134,074) (40,079,721) (23,247,901) (46,765,381) (1,677,209) — — — — (124,904,286)
Closing balance, as of March 31, 2021 ..
$ 427,227,410 $ 584,345 $ 168,855,922 $ 351,623,707 $ 137,091,165 $ — $ 150,496,441 $ (12,503) $ 1,587,812 $ 1,237,454,299
Net change in unrealized appreciation
(depreciation) on investments still held
at March 31, 2021
(b)
............
$ (4,105,363) $ (889,688) $ (5,346,114) $ (26,916,039) $ 68,854 $ — $ 25,606,736 $ (3,908) $ (272,651) $ (11,858,173)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $848,882,042. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 524,447 Market EBITDA Multiple 3.00x —
Volatility 50% —
Time to Exit 2.2 —
Recent Transactions — —
Corporate Bonds ........................... 157,139,772 Income Discount Rate 4% – 11% 7%
Market EBITDA Multiple 3.00x —
Floating Rate Loan Interests
(b)
................... 78,823,785 Income Discount Rate 7% – 11% 8%
Market Recent Transactions — —
Preferred Stocks
(c)
.......................... 150,496,441 Income Discount Rate 27% —
Market Revenue Multiple 2.70x - 14.84x 10.32x
Time to Exit 0.5 – 2.8 1.7
Volatility 42% – 65% 52%
Recent Transactions — —
Warrants ................................ 1,587,812 Market Revenue Multiple 7.75x - 9.50x 7.91x
Time to Exit 0.5 – 2.1 1.7
Volatility 42% - 58% 51%
Recent Transactions — —
$ 388,572,257
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2021, the valuation technique for investments classified as Floating Rate Interests amounting to $15,247,500 changed to Transaction Price Approach. The investments were previously valued utilizing Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $54,816,277 changed to Current Value. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.